UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)       AMOUNT           VALUE
                                                                               -----------   -------------   --------------
CERTIFICATES OF DEPOSIT -- 36.7%
   FOREIGN BANKS, U.S. BRANCHES -- 26.4%
      Bank of Montreal, Chicago, 2.72%, 10/22/08                                 P-1, A-1    $  75,000,000   $   75,000,000
      Barclays Bank PLC, NY, 2.80%, 12/02/08                                    P-1, A-1+      100,000,000      100,000,000
      BNP Paribas, NY, 2.76%, 11/14/08                                          P-1, A-1+      100,000,000      100,000,000
      Depfa Bank, NY, 2.68%, 10/14/08                                            P-1, A-1       75,000,000       75,000,135
      Lloyds TSB Bank, PLC, NY, 2.62%, 10/08/08                                 P-1, A-1+      100,000,000      100,000,000
      Natixis Banques Populaires, NY, 2.72%, 10/01/08                           P-1, A-1+      100,000,000      100,000,000
      Rabobank Nederland, NY, 2.70%, 11/14/08                                   P-1, A-1+      100,000,000      100,000,000
      Royal Bank of Scotland, PLC, NY, 2.65%, 10/07/08                          P-1, A-1+       75,000,000       75,000,000
      Svenska Handelsbanken, 2.73%, 12/03/08                                    P-1, A-1+      100,000,000      100,001,738
      Unicredito Italiano, NY, 2.74%, 10/07/08                                   P-1, A-1       75,000,000       75,000,000
                                                                                                             --------------
                                                                                                                900,001,873
                                                                                                             --------------
   U.S. BANKS, U.S. BRANCHES -- 10.3%
      American Express, 2.69%, 10/06/08                                          P-1, A-1      100,000,000      100,000,000
      Bank of America Corp., 2.85%, 01/15/09                                    P-1, A-1+      100,000,000      100,000,000
      Branch Bank & Trust, 3.05%, 03/04/09                                       P-1, A-1       75,000,000       75,000,000
      US Bank, 2.96%, 03/09/09                                                  P-1, A-1+       75,000,000       75,000,000
                                                                                                             --------------
                                                                                                                350,000,000
                                                                                                             --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,250,001,873)                                                        1,250,001,873
                                                                                                             --------------
COMMERCIAL PAPER -- 21.7%
   AGRICULTURE -- 2.7%
      Cargill, Inc., 2.40%, 10/10/08*                                            P-1, A-1       50,000,000       49,970,000
      Caterpillar, Inc., 2.40%, 10/03/08*                                        P-1, A-1       43,200,000       43,194,240
                                                                                                             --------------
                                                                                                                 93,164,240
                                                                                                             --------------
BANKS -- 5.1%
   HSBC U.S.A., Inc., 2.70%, 11/06/08*                                          P-1, A-1+       75,000,000       74,797,500
   JPMorgan Chase, 2.73%, 12/10/08*                                             P-1, A-1+      100,000,000       99,469,166
                                                                                                             --------------
                                                                                                                174,266,666
                                                                                                             --------------
FINANCE & INSURANCE -- 10.9%
   American Honda Finance Corp., 2.20%, 12/10/08*                                P-1, A-1       50,000,000       49,786,111
   General Electric Capital Corp., 2.30%, 10/16/08*                             P-1, A-1+      100,000,000       99,904,167
   Goldman Sachs Croup, Inc. (The), 3.88%, 01/15/09*                             AA3, AA-       25,000,000       25,032,530
   Novartis Finance Corp., 2.10%, 10/08/08*                                     P-1, A-1+       25,000,000       24,989,792
   Novartis Finance Corp., 2.10%, 10/10/08*                                     P-1, A-1+       20,000,000       19,989,500
   Prudential Funding LLC, 2.32%, 10/08/08*                                     P-1, A-1+       75,000,000       74,966,167
   Toyota Motor Credit Corp., 2.54%, 12/08/08*                                  P-1, A-1+       75,000,000       74,640,166
                                                                                                             --------------
                                                                                                                369,308,433
                                                                                                             --------------
   FOOD & BEVERAGE -- 1.5%
      PepsiCo, Inc., 2.55%, 10/09/08*                                            P-1, A-1       50,000,000       49,971,667
                                                                                                             --------------
   INFORMATION TECHNOLOGY -- 1.5%
      Hewlett-Packard Co., 3.25%, 11/03/08*                                      P-1, A-1       50,000,000       49,851,042
                                                                                                             --------------
   TOTAL COMMERCIAL PAPER (COST $736,562,048)                                                                   736,562,048
                                                                                                             --------------
U.S. AGENCY OBLIGATIONS -- 15.5%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 9.6%
      Federal Home Loan Bank Discount Notes, 2.73%,
         12/01/08                                                                P-1, A-1       50,000,000       49,768,708
      Federal Home Loan Bank Discount Notes, 2.42%,
         10/28/08                                                                P-1, A-1       78,613,000       78,470,317
      Federal Home Loan Bank Discount Notes, 2.36%,
         10/07/08                                                                P-1, A-1       75,000,000       74,970,500
      Federal Home Loan Bank Discount Notes, 2.25%,
         10/03/08                                                                P-1, A-1       75,000,000       74,990,625

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)       AMOUNT           VALUE
                                                                               -----------   -------------   --------------
      Federal Home Loan Bank Discount Notes, 2.30%,
         10/02/08                                                                P-1, A-1    $  50,000,000   $   49,996,806
                                                                                                             --------------
                                                                                                                328,196,956
                                                                                                             --------------
   FEDERAL HOME LOAN BANKS NOTES -- 5.9%
      Federal Home Loan Banks Notes, 1.82%, 03/27/09**                           P-1, NR        50,000,000       50,000,000
      Federal Home Loan Banks Notes, 1.84%, 04/03/09**                           P-1, NR        50,000,000       50,000,000
      Federal Home Loan Banks Notes, 1.93%, 06/10/09**                           P-1, NR        50,000,000       50,000,000
      Federal Home Loan Banks Notes, 1.93%, 06/11/09**                           P-1, A-1       50,000,000       50,000,000
                                                                                                             --------------
                                                                                                                200,000,000
                                                                                                             --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $528,196,956)                                                            528,196,956
                                                                                                             --------------
TIME DEPOSITS -- 4.4%
   BANKS -- 4.4%
      Suntrust Bank, Inc., 0.50%, 10/01/08                                       P-1, A-1      150,000,000      150,000,000
                                                                                                             --------------
REPURCHASE AGREEMENTS -- 12.8%
   With Goldman Sachs Group, Inc.: at 0.30%, dated 09/30/08, to be repurchased on 10/01/08, repurchase price $335,593,497 (collateralized by various Federal National Mortgage Association Notes, ranging in par value $11,735,146-$79,000,000, coupon rates 4.50%-6.00%,
      03/01/23-09/01/38; with a total market value $345,658,421)                               335,590,700      335,590,700
   With Paine Webber: at 0.95%, dated 09/30/08, to be repurchased on
      10/01/08, repurchase price $100,002,639 (collateralized by various
      Federal National Mortgage Association Notes, ranging in par value
      $11,495,000 - $90,560,000, coupon rates 0.00%, 10/31/08-11/05/08; with
      a total market value $102,001,394)                                                       100,000,000      100,000,000
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $435,590,700)                                                              435,590,700
                                                                                                             --------------

                                                                                                 SHARES
                                                                                             -------------
SHORT-TERM INVESTMENTS -- 9.0%
      PNC Money Market Account                                                                 307,000,091      307,000,091
                                                                                                             --------------
TOTAL INVESTMENTS -- 100.1% (Cost $3,407,351,668)+                                                           $3,407,351,668
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                                  (2,755,814)
                                                                                                             --------------
NET ASSETS -- 100.0%                                                                                         $3,404,595,854
                                                                                                             ==============

----------------
(1)  The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

PLC - Public Limited Company


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)


The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:




---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $  307,000,091                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS           3,100,351,577                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                  $3,407,351,668                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                             -------------   --------------
U.S. AGENCY OBLIGATIONS -- 57.5%
   FEDERAL FARM CREDIT BANKS -- 2.7%
      Federal Farm Credit Banks*, 1.96%, 08/18/09                                            $  75,000,000   $   75,000,000
                                                                                                             --------------
                                                                                                                 75,000,000
                                                                                                             --------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 16.9%
      Federal Home Loan Bank Discount Notes, 2.25%, 10/03/08                                    50,000,000       49,993,750
      Federal Home Loan Bank Discount Notes, 2.36%, 10/07/08                                    50,000,000       49,980,333
      Federal Home Loan Bank Discount Notes, 2.37%, 10/15/08                                    25,000,000       24,976,958
      Federal Home Loan Bank Discount Notes, 2.32%, 10/17/08                                    50,000,000       49,948,444
      Federal Home Loan Bank Discount Notes, 2.66%, 11/05/08                                    50,000,000       49,871,181
      Federal Home Loan Bank Discount Notes, 2.51%, 11/12/08                                    50,000,000       49,854,167
      Federal Home Loan Bank Discount Notes, 2.48%, 11/21/08                                    50,000,000       49,824,333
      Federal Home Loan Bank Discount Notes, 2.46%, 12/02/08                                    42,500,000       42,320,674
      Federal Home Loan Bank Discount Notes, 3.15%, 12/15/08                                    50,000,000       49,671,875
      Federal Home Loan Bank Discount Notes, 3.34%, 01/09/09                                    50,000,000       49,540,278
                                                                                                             --------------
                                                                                                                465,981,993
                                                                                                             --------------
   FEDERAL HOME LOAN BANKS NOTES -- 8.5%
      Federal Home Loan Banks Notes, 2.20%, 10/15/08                                            25,000,000       24,999,249
      Federal Home Loan Banks Notes, 1.82%, 03/27/09*                                           85,000,000       85,000,000
      Federal Home Loan Banks Notes, 1.84%, 04/03/09*                                           50,000,000       50,000,000
      Federal Home Loan Banks Notes, 2.52%, 04/21/09                                            25,000,000       25,000,000
      Federal Home Loan Banks Notes, 1.93%, 06/10/09*                                           25,000,000       25,000,000
      Federal Home Loan Banks Notes, 1.93%, 06/11/09*                                           25,000,000       25,000,000
                                                                                                             --------------
                                                                                                                234,999,249
                                                                                                             --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 12.7%
      Federal Home Loan Mortgage Corporation Discount Notes, 2.20%, 10/14/08                    27,436,000       27,414,203
      Federal Home Loan Mortgage Corporation Discount Notes, 2.61%, 10/22/08                    50,000,000       49,924,167
      Federal Home Loan Mortgage Corporation Discount Notes, 2.42%, 10/27/08                    50,000,000       49,912,611
      Federal Home Loan Mortgage Corporation Discount Notes, 2.40%, 11/03/08                    25,000,000       24,945,000
      Federal Home Loan Mortgage Corporation Discount Notes, 2.26%, 11/24/08                   100,000,000       99,662,500
      Federal Home Loan Mortgage Corporation Discount Notes, 2.57%, 12/23/08                   100,000,000       99,407,472
                                                                                                             --------------
                                                                                                                351,265,953
                                                                                                             --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.9%
      Federal Home Loan Mortgage Corporation Notes, 2.45%, 04/09/09                             25,000,000       25,000,000
                                                                                                             --------------
                                                                                                                 25,000,000
                                                                                                             --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (1) -- 15.8%
      Federal National Mortgage Association Discount Notes, 2.31%, 10/06/08                     37,555,000       37,542,951
      Federal National Mortgage Association Discount Notes, 2.33%, 10/20/08                     50,000,000       49,938,514
      Federal National Mortgage Association Discount Notes, 2.40%, 10/29/08                     25,000,000       24,953,333
      Federal National Mortgage Association Discount Notes, 2.26%, 11/03/08                    100,000,000       99,793,750
      Federal National Mortgage Association Discount Notes, 2.54%, 11/04/08                     25,000,000       24,940,028
      Federal National Mortgage Association Discount Notes, 2.11%, 11/07/08                     29,750,000       29,685,790
      Federal National Mortgage Association Discount Notes, 2.38%, 11/13/08                     25,685,000       25,612,290
      Federal National Mortgage Association Discount Notes, 2.55%, 12/03/08                     25,000,000       24,888,438
      Federal National Mortgage Association Discount Notes, 2.66%, 12/22/08                     46,000,000       45,721,291
      Federal National Mortgage Association Discount Notes, 2.77%, 12/22/08                     25,000,000       24,842,264

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                             -------------   --------------
      Federal National Mortgage Association Discount Notes, 2.97%, 12/24/08                  $  50,000,000   $   49,655,833
                                                                                                             --------------
                                                                                                                437,574,482
                                                                                                             --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $1,589,821,677)                                                        1,589,821,677
                                                                                                             --------------
REPURCHASE AGREEMENTS -- 42.6%
   With Bank of America Corp.: at 2.10%, dated 09/30/08, to be repurchased on 10/01/08, repurchase price $615,035,875 (collateralized by various
      Federal National Mortgage Association Notes, ranging in par value
      $136,074,435-380,709,749, coupon rates 5.00%-6.00%, 02/01/34-02/01/38;
      with a total market value $633,450,001)                                                  615,000,000      615,000,000
   With Goldman Sachs Group, Inc.: at 0.30%, dated 09/30/08, to be repurchased on 10/01/08, repurchase price $165,178,176 (collateralized by various Federal National Mortgage Association Notes, ranging in par value $16,285,546-$85,583,215, coupon rates 4.50%-5.50%,
      02/01/23-02/01/38; with a total market value $170,132,104)                               165,176,800      165,176,800
   With UBS Financial Services: at 0.95%, dated 09/30/08, to be repurchased on 10/01/08, repurchase price $400,010,556 (collateralized by various
      Federal National Mortgage Association Notes, ranging in par value
      $5,000-$110,549,000, coupon rates 0.00%-6.50%, 11/17/08-01/01/38; with
      a total market value $408,005,216)                                                       400,000,000      400,000,000
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $1,180,176,800)                                                          1,180,176,800
                                                                                                             --------------
TOTAL INVESTMENTS -- 100.1% (Cost $2,769,998,477)+                                                           $2,769,998,477

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                                  (2,403,487)
                                                                                                             --------------
NET ASSETS -- 100.0%                                                                                         $2,767,594,990
                                                                                                             ==============

----------------
(1)  The interest rate shown is the yield as of the time of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                $           --                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS           2,769,998,477                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                  $2,769,998,477                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
MUNICIPAL BONDS -- 99.3%
   ALABAMA -- 1.5%
      Mobile, AL Ind. Dev. Board PCRB VRDB Ref. Rev. Bonds (Alabama Power
         Co. Proj.), Ser. 1994, 4.25%, 10/01/08*                                 P-1, A-1     $   7,000,000   $    7,000,000
      Montgomery City, AL Ind. Dev. Board PCRB VRDB & Solid Waste Disposal
         Ref. Rev. Bonds (General Electric Co. Proj.) Ser. 2005, 5.20%,
         10/01/08*                                                             VMIG-1, A-1+       2,200,000        2,200,000
                                                                                                              --------------
                                                                                                                   9,200,000
                                                                                                              --------------
   ALASKA -- 4.7%
      Valdez, AK Marine Terminal VRDB Ref. Rev. Bonds (BP Pipelines, Inc.
         Proj.) Ser. 2003A, 4.25%, 10/01/08*                                   VMIG-1, A-1+      14,300,000       14,300,000
      Valdez, AK Marine Terminal VRDB Ref. Rev. Bonds (Exxon Pipeline Co.
         Proj.) Ser. 2003B, 3.90%, 10/01/08*                                     NR, A-1+        15,200,000       15,200,000
                                                                                                              --------------
                                                                                                                  29,500,000
                                                                                                              --------------
   COLORADO -- 0.2%
      County of Pitkin, CO Ind. Dev. VRDB Ref. Rev. Bonds (Aspen Skiing Co.
         Proj.) LOC JPMorgan Chase, Ser. A, 4.25%, 10/01/08*                     NR, A-1+         1,300,000        1,300,000
                                                                                                              --------------
   DELAWARE -- 3.4%
      Delaware Economic Dev. Auth. Rev. VRDB (Hospital Billing Proj.), Ser.
         C, 8.00%, 10/01/08*                                                   VMIG-1, A-1+       2,000,000        2,000,000
      Delaware Economic Dev. Auth. VRDB (St. Andrews School Proj.), Ser.
         2003, 7.25%, 10/02/08*                                                VMIG-1, A-1+      10,100,000       10,100,000
      Univ. of Delaware Rev. VRDB Ser. B, 4.25%, 10/01/08                        NR, A-1+         8,900,000        8,900,000
                                                                                                              --------------
                                                                                                                  21,000,000
                                                                                                              --------------
   FLORIDA -- 5.1%
      City of Jacksonville, FL (Florida Power & Light Co. Proj.) TECP,
         1.88%, 11/12/08                                                         P-1, A-1+        2,100,000        2,100,000
      City of Jacksonville, FL (Florida Power & Light Proj.) TECP, 1.63%,
         10/09/08                                                                P-1, A-1+        5,600,000        5,600,000
      Manatee County, FL Ref. Bonds PCRB VRDB (Florida Power & Light Company
         Proj.), Ser. 1994, 4.25%, 10/01/08*                                    VMIG-1, A-1       2,000,000        2,000,000
      Orange County, FL Ind. Dev. Auth. Rev. Bonds VRDB, LOC Bank of
         America, 7.25%, 10/02/08*                                                 NR, NR         3,405,000        3,405,000
      Orange County, FL Housing Fin. Auth. Multi-Family Housing VDRB Ref.
         Rev. Bonds (Post Fountains at Lee Vista Proj)., FNMA Gtd., Ser.
         1997E, 8.40%, 10/07/08*                                                  NR, A-1+        4,235,000        4,235,000
      Palm Beach County, FL School Dist. Auth. LOC Bank Of America TECP,
         1.58%, 10/03/08                                                         P-1, A-1+       12,200,000       12,200,000
      St. Lucie County, FL PCRB VRDB (Florida Power & Light Co. Proj.), Ser.
         2000, 5.52%, 10/01/08*                                                 VMIG-1, A-1       2,500,000        2,500,000
                                                                                                              --------------
                                                                                                                  32,040,000
                                                                                                              --------------
   GEORGIA -- 9.0%
      Appling County Dev. Auth. Reb. VRDB Ref. Bonds (Georgia Power Co.
         Proj.), 5.50%, 10/01/08*                                               VMIG-1, A-1       1,900,000        1,900,000
      Burke County, GA Dev. Auth. PCRB VRDB (Georgia Power Co. Proj.),
         5.50%, 10/01/08*                                                         P-1, A-1        2,700,000        2,700,000
      Burke County, GA Dev. Auth. PCRB VRDB (Georgia Power Co. Proj.), Ser.
         1992, 5.50%, 10/01/08*                                                 VMIG-1, A-1       6,000,000        6,000,000
      City of Atlanta, GA TECP, 8.00%, 10/06/08                                  P-1, A-1+        9,300,000        9,300,000
      City of Atlanta, GA TECP, 1.70%, 12/11/08                                  P-1, A-1+        6,195,000        6,195,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Clayton County, GA Hosp. Auth. Rev. Ant. Cert. VRDB (Southern Regional
         Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 7.90%,
         10/07/08*                                                                AA1, NR     $   3,570,000   $    3,570,000
      Cobb County, GA Dev. Auth. PCRB VRDB Rev. Bonds (Georgia Power Co.
         Proj.), 5.55%, 10/01/08*                                                VMIG-1, NR       1,730,000        1,730,000
      Cobb County, GA Dev. Auth. VRDB Ref. Bonds (Institute of Nuclear Power
         Operations Proj.), LOC SunTrust Bank, 7.90%, 10/01/08*                   AA2, NR           900,000          900,000
      Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis Hospital, Inc. Proj.),
         LOC SunTrust Bank, Ser. 1997, 7.90%, 10/07/08*                           AA2, NR         1,200,000        1,200,000
      Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis Hospital, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 7.90%, 10/07/08*                         VMIG-1, N/R       3,500,000        3,500,000
      Floyd County, GA Dev. Auth. Rev. VRDB (Berry College, Inc. Proj.), LOC
         Sun Trust Bank, Ser. 1999, 7.90%, 10/07/08*                              AA1, AA1        3,000,000        3,000,000
      Fulton County, GA Dev. Auth. Rev. VRDB (Arthritis Foundation, Inc.
         Proj.), LOC SunTrust Bank, Ser. 1996, 7.90%, 10/07/08*                   AA2, NR           700,000          700,000
      Fulton County, GA Dev. Auth. Rev. VRDB (Trinity School, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 7.90%, 10/07/08*                          VMIG-1, NR       5,600,000        5,600,000
      Gwinnett County, GA Dev. Auth. Rev. VRDB, (Wesleyan School, Inc.
         Proj.), LOC SunTrust Bank, Ser. 1999, 7.90%, 10/07/08*                   AA2, NR         4,500,000        4,500,000
      Heard County, GA PCRB VRDB (Georgia Power Co. Plant Wansley Proj.),
         Ser. 1996, 5.55%, 10/01/08*                                            VMIG-1, A-1       2,000,000        2,000,000
      Putnam County Dev. GA, Auth. PCR VRDB (Georgia Power Co. Proj.), 5.50%,
         10/01/08*                                                                NR, A-1         3,525,000        3,525,000
                                                                                                              --------------
                                                                                                                  56,320,000
                                                                                                              --------------
   ILLINOIS -- 5.5%
      Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre Proj.), LOC Banc
         One N.A./Northern Trust, Ser. 1999, 7.95%, 10/07/08*                    NR, A-1+        13,400,000       13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society Proj.), LOC
         JPMorgan Chase, Ser.1997, 8.10%, 10/07/08*                              NR, A-1+         1,470,000        1,470,000
      Illinois Educ. Fac. Auth  TECP, 1.71%, 12/11/08                            NR, A-1+        10,000,000       10,000,000
      Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural Pooled Financing
         Proj.), LOC Bank of America Ser. 1998, 7.50%, 10/07/08*                 NR, A-1+         6,325,000        6,325,000
      Illinois Fin. Auth. Rev VRDB (Univ. Of Chicago Proj.)*, 8.00%,
         10/02/08                                                              VMIG-1, A-1+       2,900,000        2,900,000
                                                                                                              --------------
                                                                                                                  34,095,000
                                                                                                              --------------
   INDIANA -- 2.2%
      Marion, IN Economic VRDB (Wesleyan Univ.), LOC Bank of America, 7.25%,
         10/02/08*                                                              VMIG-1, NR        1,450,000        1,450,000
      Mt. Vernon, IN PCRB VRDB (General Electric Co. Proj.), Ser. 2004,
         5.20%, 10/01/08*                                                         P-1, AAA       12,200,000       12,200,000
                                                                                                              --------------
                                                                                                                  13,650,000
                                                                                                              --------------
   KANSAS -- 0.8%
      Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.), LOC Citibank NA,
         Ser. 1996, 8.10%, 10/07/08*                                             P-1, A-1+        5,000,000        5,000,000
                                                                                                              --------------
   LOUISIANA -- 1.2%
      St. Charles Parish PCRB VRDB Rev. (Shell Oil Proj,) Ser. B*, 4.25%,
         10/01/08                                                                NR, A-1+         7,600,000        7,600,000
                                                                                                              --------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
   MARYLAND -- 5.3%
      Howard County, MD Pub. Improvements TECP, 1.80%, 12/10/08                  P-1, A-1+    $   3,000,000   $    3,000,000
      Maryland Health & Higher Educ. Auth. (Johns Hopkins Univ.) TECP,
         1.60%, 11/06/08                                                          P-1, A-1       10,000,000       10,000,000
      Maryland Health & Higher Educ. Auth. (Johns Hopkins Univ.) TECP,
         1.55%, 11/12/08                                                         P-1, A-1+        3,000,000        3,000,000
      Maryland Health & Higher Educ. Fac. Auth. Rev. VRDB (Johns Hopkins
         Univ. Proj.) Ser. A, 7.80%, 10/02/08*                                   AA2, A-1+        9,000,000        9,000,000
      Maryland Health & Higher Educ. Fac. Auth. Rev. VRDB (Univ. of Maryland
         Medical System Proj.) Ser. D, 5.50%, 10/01/08*                        VMIG-1, A-1+       6,900,000        6,900,000
      Montgomery County, MD Pub. Improvements TECP, 1.71%, 12/09/08              P-1, A-1+        1,000,000        1,000,000
                                                                                                              --------------
                                                                                                                  32,900,000
                                                                                                              --------------
   MASSACHUSETTS -- 5.5%
      Commonwealth of MA Gen. Oblig. Ltd. VRDB (Central Artery/Ted Williams
         Tunnel Infra. Loan), Ser. B, 4.25%, 10/01/08*                         VMIG-1, A-1+       4,400,000        4,400,000
      Massachusetts Bay Transit TECP, 2.00%, 10/07/08                            P-1, A-1+        5,000,000        5,000,000
      Massachusetts Health & Educ. Fac. Auth. Rev. VRDB (Harvard Univ.
         Proj.) Ser R, 3.75%, 10/01/08*                                        VMIG-1, A-1+       7,600,000        7,600,000
      Massachusetts Health & Educ. Fac. Auth. Rev. VRDB (Partners Healthcare
         System Proj.) Ser. D-5, 4.00%, 10/01/08*                                NR, A-1+         2,120,000        2,120,000
      Massachusetts Health & Educ. Fac. Auth. TECP, 1.55%, 11/06/08              P-1, A-1+       15,000,000       15,000,000
                                                                                                              --------------
                                                                                                                  34,120,000
                                                                                                              --------------
   MICHIGAN -- 3.8%
      Michigan Strategic Fund VRDB (Detroit Symphony Proj.) LOC LaSalle
         Bank, 4.25%, 10/01/08*                                                 A-1+, A-1+        1,300,000        1,300,000
      Univ. of Michigan Hosp. VRDB Ref. (Hospital Rev. Bonds) Ser. A-2,
         4.50%, 10/01/08*                                                      VMIG-1, A-1+       2,900,000        2,900,000
      Univ. of Michigan Ser. H TECP, 1.65%, 11/06/08                             P-1, A-1+        9,000,000        9,000,000
      Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser. 2007A, 6.25%,
         10/01/08*                                                             VMIG-1, A-1+      10,700,000       10,700,000
                                                                                                              --------------
                                                                                                                  23,900,000
                                                                                                              --------------
   MINNESOTA -- 2.0%
      Regents of the Univ. of MN Gen. Oblig. TECP, 1.75%, 10/14/08               P-1, A-1+       12,400,000       12,400,000
                                                                                                              --------------
   MISSISSIPPI -- 3.0%
      Jackson County, MS PCRB Ref. Rev. Bonds VRDB (Chevron U.S.A., Inc.
         Proj.), Ser. 1993, 4.25%, 10/01/08*                                    VMIG-1, NR        5,100,000        5,100,000
      Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA,
         Inc. Proj.) Ser. C, 4.45%, 10/01/08*                                    NR, A-1+        10,000,000       10,000,000
      Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA,
         Inc. Proj.) Ser. E, 5.40%, 10/01/08*                                  VMIG-1, A-1+       3,800,000        3,800,000
                                                                                                              --------------
                                                                                                                  18,900,000
                                                                                                              --------------
   MISSOURI -- 2.9%
      Missouri Health & Educ. Fac. Auth. Rev. VRDB (Washington Univ. Proj.)
         Ser. 2004B, 9.00%, 10/01/08*                                           WMIG1, A-1+       7,530,000        7,530,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Missouri Health & Educ. Fac. Auth. Rev. VRDB (Washington Univ. Proj.),
         Ser. 1996A, 4.25%, 10/01/08*                                          VMIG 1, A-1+   $   4,200,000   $    4,200,000
      Missouri Health & Educ. Fac. Auth. Rev. VRDB (Washington Univ. Proj.),
         Ser. 1996B, 4.25%, 10/01/08*                                          VMIG-1, A-1+       2,700,000        2,700,000
      Univ. of Missouri Rev. VRDB (Curators Univ. Syst. Fac.) Ser. 2006B,
         4.25%, 10/01/08*                                                      VMIG-1, A-1+       3,500,000        3,500,000
                                                                                                              --------------
                                                                                                                  17,930,000
                                                                                                              --------------
   NEVADA -- 3.2%
      Las Vegas Valley Water Dist., NV Gen. Oblig. Water TECP, 1.58%,
         11/05/08                                                                P-1, A-1+       13,000,000       13,000,000
      Las Vegas Valley Water Dist. VRDB (Water Improvement Proj.) Ser.
         B, 6.25%, 10/01/08*                                                   VMIG-1, A-1+       6,700,000        6,700,000
                                                                                                              --------------
                                                                                                                  19,700,000
                                                                                                              --------------
   NEW HAMPSHIRE -- 3.1%
      New Hampshire Health & Educ. Fac. Auth. VRDB Rev.
         (Dartmouth College Issue) Ser. 2007 B, 4.35%, 10/01/08*               VMIG-1, A-1+       8,600,000        8,600,000
      New Hampshire Health & Educ. Fac. Auth. VRDB Rev. (Dartmouth College),
         7.70%, 10/01/08*                                                      VMIG-1, A-1+       3,900,000        3,900,000
      New Hampshire Health & Educ. Fac. Auth. VRDB Rev. VRDB (Dartmouth
         College Issue), 7.70%, 10/01/08*                                      VMIG-1, A-1+       7,060,000        7,060,000
                                                                                                              --------------
                                                                                                                  19,560,000
                                                                                                              --------------
   NEW MEXICO -- 1.2%
      Hurley, PCRB VRDB Rev. (Kennetcott Santa Fe Proj.), Ser. 1985, 4.25%,
         10/01/08*                                                               P-1, A-1+        7,580,000        7,580,000
                                                                                                              --------------
   NORTH CAROLINA -- 1.3%
      Board of Governors of the Univ. of NC TECP, 1.65%, 10/09/08                P-1, A-1+        8,000,000        8,000,000
                                                                                                              --------------
   OREGON -- 1.8%
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 85, 7.00%,
         10/01/08*                                                             VMIG-1, A-1+       4,500,000        4,500,000
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 86, 7.00%,
         10/01/08*                                                               NR, A-1+         4,000,000        4,000,000
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 88-B, 7.00%,
         10/01/08*                                                             VMIG-1, A-1+       2,700,000        2,700,000
                                                                                                              --------------
                                                                                                                  11,200,000
                                                                                                              --------------
PENNSYLVANIA -- 0.7%
   Beaver County, PA Ind. Dev. Auth. PCRB VRDB (Atlantic Richfield Co.
      Proj.), Ser. 1995, 8.00%, 10/07/08*                                      VMIG-1, A-1+       4,200,000        4,200,000
                                                                                                              --------------
SOUTH CAROLINA -- 2.2%
   South Carolina State Pub. Serv. Auth TECP, 1.62%, 11/05/08                    P-1, A-1+        8,045,000        8,045,000
   South Carolina State Pub. Serv. Auth TECP, 1.65%, 11/13/08                    P-1, A-1+        5,600,000        5,600,000
                                                                                                              --------------
                                                                                                                  13,645,000
                                                                                                              --------------
TENNESSEE -- 7.2%
   Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal Bond
      Fund Proj.), LOC Bank of America, Ser. 1984, 7.25%, 10/07/08*              NR, A-1+         1,345,000        1,345,000
   Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal Bond
      Fund Proj.), LOC Bank of America, Ser. 1995, 7.25%, 10/07/08*              NR, A-1+           600,000          600,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Metropolitan Govt. of Nashville & Davidson, TN Health & Educ. Fac.
         Board TECP (Vanderbilt Univ.) TECP, 1.58%, 10/08/08                     P-1, A-1+    $   5,000,000   $    5,000,000
      Metropolitan Govt. of Nashville & Davidson, TN Health & Educ. Fac.
         Board TECP (Vanderbilt Univ.) TECP, 1.45%, 10/10/08                     P-1, A-1+       18,500,000       18,500,000
      Montgomery County, Pub. Bldg. Auth. VRDB (Tennessee. County Local
         Pool), LOC Bank of America, Ser. 2006, 4.50%, 10/01/08*                VMIG-1, N/R       2,400,000        2,400,000
      Tennessee State School Board Auth. TECP, 1.50%, 10/03/08                   P-1, A-1+        5,000,000        5,000,000
      Tennessee State School Board Auth. TECP, 1.70%, 11/06/08                   P-1, A-1+       12,000,000       12,000,000
                                                                                                              --------------
                                                                                                                  44,845,000
                                                                                                              --------------
   TEXAS -- 14.6%
      Bexar County TX Gen. Oblig. Ser. A TECP, 1.70%, 10/07/08                   P-1, A-1+        5,000,000        5,000,000
      Board of Regents Of Univ. of Texas A&M University System TECP, 1.60%,
         10/03/08                                                                P-1, A-1+       15,400,000       15,400,000
      City of San Antonio, TX Electric & Gas System TECP, 1.62%, 11/05/08        P-1, A-1+        9,200,000        9,200,000
      City of San Antonio, TX Water Sys. TECP, 1.60%, 11/14/08                   P-1, A-1+        2,000,000        2,000,000
      Harris County, TX Flood Control Dist. TECP, 1.55%, 11/13/08                P-1, A-1+        6,145,000        6,145,000
      Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke's Episcopal
         Hosp. Proj.), Ser. 2001B, 4.25%, 10/01/08*                              AAA, A-1+       16,000,000       16,000,000
      Southwest Higher Educ. Auth., Inc. Rev. VRDB (Southern Methodist
         Univ. Proj.) Ser. 1985, 4.25%, 10/01/08                                 VMIG-1, NR       1,000,000        1,000,000
      State of Texas Pub. Finance Auth. TECP, 1.40%, 10/01/08                    P-1, A-1+        6,000,000        6,000,000
      State of Texas Pub. Finance Auth. TECP, 1.65%, 11/07/08                    P-1, A-1+        5,000,000        5,000,000
      State of Texas Pub. Finance Auth. TECP, 1.65%, 11/13/08                    P-1, A-1+        4,300,000        4,300,000
      Texas Tech. Univ. Sys. TECP, 1.65%, 11/06/08                               P-1, A-1+        2,000,000        2,000,000
      Texas Tech. Univ. Sys. TECP, 1.72%, 12/10/08                               P-1, A-1+       10,000,000       10,000,000
      University of Texas Ref. Rev. Bonds VRDB (Financing Sys.) Ser. B,
         7.50%, 10/02/08*                                                      VMIG-1, A-1+       6,400,000        6,400,000
      West Side Calhoun County, TX Ind. Dev. Corp. PCRB VRDB (Sohio Chemical
         Co. Proj.) Ser. 1985, 4.25%, 10/01/08*                                  NR, A-1+         2,500,000        2,500,000
                                                                                                              --------------
                                                                                                                  90,945,000
                                                                                                              --------------
   UTAH -- 2.1%
      Murray City, UT Hosp. Rev. VRDB (IHC Health Services, Inc.), Ser. B,
         4.25%, 10/01/08*                                                      VMIG-1, A-1+       2,000,000        2,000,000
      Murray City, UT VRDB (IHC Health Services, Inc.) Ser. 2005A, 4.25%,
         10/01/08*                                                             VMIG-1, A-1+       1,100,000        1,100,000
      Murray City, UT VRDB (IHC Health Services, Inc.) Ser. 2005C, 7.91%,
         10/02/08*                                                             VMIG-1, A-1+       9,700,000        9,700,000
                                                                                                              --------------
                                                                                                                  12,800,000
                                                                                                              --------------
   VIRGINIA -- 0.6%
      Madison County, VA, Ind. Dev. Auth. Fac. Rev. VRDB (Woodbridge Forest
         School), 5.50%, 10/01/08*                                              VMIG-1, NR        3,500,000        3,500,000
                                                                                                              --------------

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(1)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
   WASHINGTON -- 0.6%
      Washington Health Care Fac. Auth. Lease Rev. VRDB (National Healthcare
         Research & Educ. Proj.), LOC BNP Paribas, 7.95%, 10/07/08*             VMIG-1, NR    $   3,900,000   $    3,900,000
                                                                                                              --------------
   WISCONSIN -- 2.5%
      State of Wisconsin Gen. Oblig. TECP, 1.85%, 11/12/08                       P-1, A-1+        6,951,000        6,951,000
      State of Wisconsin Transportation Sys. TECP, 1.30%, 10/16/08               P-1, A-1+        8,355,000        8,355,000
                                                                                                              --------------
                                                                                                                  15,306,000
                                                                                                              --------------
   WYOMING -- 2.1%
      Sweetwater County, WY PCRB TECP, 1.60%, 11/13/08                           P-1, A-1+       10,975,000       10,975,000
      Sweetwater County, WY PCRB VRDB Rev. Bonds (PacifiCorp Proj.), LOC
         Barclays Bank, Ser. 1988B, 6.25%, 10/01/08*                             P-1, A-1+        2,000,000        2,000,000
                                                                                                              --------------
                                                                                                                  12,975,000
                                                                                                              --------------
   TOTAL MUNICIPAL BONDS (COST $618,011,000)                                                                     618,011,000
                                                                                                              --------------

                                                                                                  SHARES
                                                                                              -------------
SHORT-TERM INVESTMENTS -- 0.6%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                         1,914,715        1,914,715
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                         1,914,715        1,914,715
                                                                                                              --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $3,829,430)                                                                  3,829,430
                                                                                                              --------------
TOTAL INVESTMENTS -- 99.9% (Cost $621,840,430)+                                                               $  621,840,430
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                        372,028
                                                                                                              --------------
NET ASSETS -- 100.0%                                                                                          $  622,212,458
                                                                                                              ==============

----------------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

LOC - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds



Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $  3,829,430                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             618,011,000                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $621,840,430                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
CORPORATE BONDS -- 32.4%
   BANKS -- 1.4%
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                               Aa2, AA-     $   1,825,000   $    1,784,002
      Wells Fargo & Co., 5.13%, 09/01/12                                          Aa2, AA           348,000          334,700
                                                                                                              --------------
                                                                                                                   2,118,702
                                                                                                              --------------
   CONSUMER DISCRETIONARY -- 2.8%
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13              Baa2, BBB+        1,765,000        1,851,114
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                              Ba1, BB+         1,200,000        1,032,000
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12                        Baa2, BBB+        1,185,000        1,241,339
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23                        Baa2, BBB+          175,000          173,357
                                                                                                              --------------
                                                                                                                   4,297,810
                                                                                                              --------------
   CONSUMER STAPLES -- 1.3%
      Kraft Foods, Inc., 4.13%, 11/12/09                                        Baa2, BBB+        1,110,000        1,101,785
      Safeway, Inc., 6.50%, 11/15/08                                             Baa2, BBB          875,000          874,764
                                                                                                              --------------
                                                                                                                   1,976,549
                                                                                                              --------------
   DIVERSIFIED -- 0.6%
      John Deere Capital Corp., 4.90%, 09/09/13                                    A2, A            900,000          870,633
                                                                                                              --------------
                                                                                                                     870,633
                                                                                                              --------------
   ENERGY -- 2.1%
      ConocoPhillips, 9.38%, 02/15/11                                              A1, A            750,000          819,892
      Transocean, Inc., 5.25%, 03/15/13                                         Baa2, BBB+          750,000          728,685
      Valero Energy Corp., 4.75%, 04/01/14                                       Baa2, BBB        1,845,000        1,691,396
                                                                                                              --------------
                                                                                                                   3,239,973
                                                                                                              --------------
   FINANCIALS -- 8.4%
      Bank of America Corp., 7.80%, 02/15/10                                      Aa3, A+           525,000          515,966
      Bank One Corp., 8.00%, 04/29/27                                             Aa3, A+           265,000          254,612
      Capital One Financial Corp., 3.10%, 09/10/09++                             A3, BBB+           800,000          746,351
      CIT Group, Inc., 7.63%, 11/30/12                                           Baa1, A-         2,000,000        1,268,732
      Citigroup, Inc., 6.50%, 08/19/13                                           Aa3, AA-         1,180,000        1,048,746
      FIA Card Services, NA, 4.63%, 08/03/09                                      Aaa, AA         1,465,000        1,431,088
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10                                 B1, B-          1,350,000        1,030,491
      General Electric Capital Corp., 4.88%, 10/21/10                            Aaa, AAA           875,000          847,113
      HSBC Corp., 6.38%, 11/27/12                                                Aa3, AA-           875,000          842,084
      International Lease Finance Corp., 5.13%, 11/01/10                         Baa1, A-           660,000          423,892
      Merrill Lynch & Co., Inc., 6.88%, 04/25/18                                  A2, A           1,700,000        1,504,075
      Morgan Stanley, 4.75%, 04/01/14                                             A1, A           1,750,000          927,666
      SLM Corp., 4.50%, 07/26/10                                                Baa1, BBB+          900,000          684,000
      Swiss Bank Corp., 7.38%, 06/15/17                                           Aa3, A+           700,000          694,134
      Wachovia Corp., 7.57%, 08/01/26                                             A1, A+            175,000          130,382
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                               Aa1, AA+           615,000          603,227
                                                                                                              --------------
                                                                                                                  12,952,559
                                                                                                              --------------
   HEALTH CARE -- 1.0%
      Merck & Co., Inc., 4.38%, 02/15/13                                         Aa3, AA-           700,000          690,469
      Schering-Plough Corp., 5.55%, 12/01/13                                     Baa1, A-           875,000          846,157
                                                                                                              --------------
                                                                                                                   1,536,626
                                                                                                              --------------
   INDUSTRIALS -- 4.7%
      CSX Corp., 7.90%, 05/01/17                                                Baa3, BBB-          685,000          694,275
      Donnelley (R.R) & Sons (Co.), 3.75%, 04/01/09                             Baa2, BBB+        1,165,000        1,148,654
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13                                 A2, A          1,000,000          984,932
      General Electric Co., 5.00%, 02/01/13                                      Aaa, AAA           875,000          805,890
      Ingersoll-Rand Co., 6.02%, 02/15/28                                       Baa1, BBB+        2,015,000        2,058,703
      Tyco Electronics Group SA, 6.00%, 10/01/12                                 Baa2, BBB        1,150,000        1,133,371

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Waste Management, Inc., 6.50%, 11/15/08                                    Baa3, BBB    $     401,000   $      401,768
                                                                                                              --------------
                                                                                                                   7,227,593
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 1.6%
      Cisco Systems, Inc., 5.50%, 02/22/16                                        A1, A+            800,000          768,738
      International Business Machines Corp., 4.75%, 11/29/12                      A1, A+            875,000          875,928
      Oracle Corp., 5.00%, 01/15/11                                                A2, A            790,000          808,778
                                                                                                              --------------
                                                                                                                   2,453,444
                                                                                                              --------------
   MATERIALS -- 0.6%
      Alcoa, Inc., 5.72%, 02/23/19                                               A2, BBB+         1,100,000          972,663
                                                                                                              --------------
                                                                                                                     972,663
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 2.7%
      AT&T, Inc., 5.10%, 09/15/14                                                  A2, A            875,000          818,379
      Embarq Corp., 6.74%, 06/01/13                                             Baa3, BBB-        1,150,000        1,013,633
      Verizon California, Inc., 6.70%, 09/01/09                                    A3, A            525,000          523,661
      Verizon Global Funding Corp., 7.25%, 12/01/10                                A3, A          1,750,000        1,821,033
                                                                                                              --------------
                                                                                                                   4,176,706
                                                                                                              --------------
   UTILITIES -- 5.2%
      Alabama Power Co., 5.20%, 01/15/16                                           A2, A            850,000          804,273
      CMS Energy Corp., 6.55%, 07/17/17                                           Ba1, BB           625,000          546,118
      Detroit Edison Co. (The), 5.60%, 06/15/18                                    A3, A-           950,000          884,237
      Devon Financing Corp. ULC, 6.88%, 09/30/11                                Baa1, BBB+          965,000        1,006,554
      Duke Energy Carolinas LLC, 4.20%, 10/01/08                                  A3, A-            960,000          960,000
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                               A2, BBB+           440,000          380,860
      Pacific Gas & Electric Co., 4.20%, 03/01/11                                A3, BBB+           875,000          854,875
      Peco Energy Corp., 4.75%, 10/01/12                                           A2, A          2,000,000        1,934,620
      Southern California Edison Corp., 5.00%, 01/15/16                            A2, A            654,000          620,424
                                                                                                              --------------
                                                                                                                   7,991,961
                                                                                                              --------------
   TOTAL CORPORATE BONDS (COST $53,570,517)                                                                       49,815,219
                                                                                                              --------------
ASSET-BACKED SECURITIES -- 0.0%
      Vanderbilt Mortgage Finance, Series 2002-B, A3, 4.70%, 10/07/18            Aaa, AAA             6,850            6,838
                                                                                                              --------------
   TOTAL ASSET-BACKED SECURITIES (COST $6,850)                                                                         6,838
                                                                                                              --------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   --------------
MORTGAGE-BACKED SECURITIES -- 6.2%
      Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34                          7,633            7,356
      Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                      1,100,000        1,125,728
      Federal Home Loan Mortgage Corporation Notes, Pool  B19228, 4.50%,
         04/01/20                                                                                   416,530          407,280
      Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%,
         01/01/13                                                                                    39,441           40,626
      Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%,
         11/01/33                                                                                   469,870          459,169
      Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%,
         09/01/36                                                                                   464,567          470,721
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
         11/01/35                                                                                   236,486          242,976
      Federal Home Loan Mortgage Corporation Notes, Pool G18193, 6.00%,
         04/01/37                                                                                   805,948          816,625
      Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
         08/01/10                                                                                 1,690,579        1,682,307
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%,
         04/25/35                                                                                   308,101          300,421
      Federal National Mortgage Association Notes, 2005-97 LB, 5.00%,
         11/25/35                                                                                   976,005          917,216
      Federal National Mortgage Association Notes, Pool 254833, 4.50%,
         08/01/18                                                                                   179,462          176,823
      Federal National Mortgage Association Notes, Pool 256639, 5.00%,
         02/01/27                                                                                   796,153          781,606
      Federal National Mortgage Association Notes, Pool 256752, 6.00%,
         06/01/27                                                                                   418,507          425,390
      Federal National Mortgage Association Notes, Pool 257007, 6.00%,
         12/01/27                                                                                   883,545          898,077
      Federal National Mortgage Association Notes, Pool 612514, 4.22%,
         05/01/33++                                                                                 197,024          198,098
      Federal National Mortgage Association Notes, Pool 629603, 5.50%,
         02/01/17                                                                                   185,310          188,816
      Federal National Mortgage Association Notes, Pool 688996, 8.00%,
         11/01/24                                                                                    57,521           62,607

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   --------------
      Federal National Mortgage Association Notes, Pool 745412, 5.50%,
         12/01/35                                                                             $     359,957   $      359,231
                                                                                                              --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $9,519,017)                                                              9,561,073
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 35.7%
   FEDERAL HOME LOAN BANKS NOTES -- 10.3%
      Federal Home Loan Banks Notes, 2.44%, 03/09/09                                                131,500          131,591
      Federal Home Loan Banks Notes, 4.75%, 04/24/09                                              2,400,000        2,420,544
      Federal Home Loan Banks Notes, 4.38%, 03/17/10                                              1,225,000        1,243,994
      Federal Home Loan Banks Notes, 4.88%, 11/18/11                                              6,195,000        6,400,990
      Federal Home Loan Banks Notes, 4.50%, 09/16/13                                              1,200,000        1,215,476
      Federal Home Loan Banks Notes, 5.50%, 08/13/14                                              2,000,000        2,105,918
      Federal Home Loan Banks Notes, 4.88%, 05/17/17                                              2,250,000        2,255,139
                                                                                                              --------------
                                                                                                                  15,773,652
                                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.5%
      Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                                 875,000          882,233
      Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09                               1,400,000        1,445,347
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                               3,300,000        3,525,727
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                                 615,000          650,727
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                               1,315,000        1,311,280
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                               6,500,000        6,784,082
                                                                                                              --------------
                                                                                                                  14,599,396
                                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 15.9%
      Federal National Mortgage Association Notes, 6.63%, 09/15/09                                2,190,000        2,257,583
      Federal National Mortgage Association Notes, 4.75%, 03/12/10                                2,795,000        2,857,027
      Federal National Mortgage Association Notes, 6.63%, 11/15/10                                3,300,000        3,534,366
      Federal National Mortgage Association Notes, 5.50%, 03/15/11                                2,405,000        2,532,501
      Federal National Mortgage Association Notes, 5.00%, 10/15/11                                2,000,000        2,089,748
      Federal National Mortgage Association Notes, 4.13%, 04/15/14                                4,985,000        4,981,615
      Federal National Mortgage Association Notes, 5.00%, 02/13/17                                2,500,000        2,555,405
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                                3,500,000        3,580,269
                                                                                                              --------------
                                                                                                                  24,388,514
                                                                                                              --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $53,284,896)                                                               54,761,562
                                                                                                              --------------
U.S. TREASURY OBLIGATIONS -- 23.3%
      U.S. Treasury Notes, 3.63%, 06/15/10                                                        1,050,000        1,082,238
      U.S. Treasury Notes, 4.25%, 10/15/10                                                          875,000          915,537
      U.S. Treasury Notes, 4.75%, 03/31/11                                                        3,280,000        3,495,762
      U.S. Treasury Notes, 5.00%, 08/15/11                                                        1,905,000        2,056,507
      U.S. Treasury Notes, 4.50%, 09/30/11                                                        2,000,000        2,126,406
      U.S. Treasury Notes, 4.88%, 02/15/12                                                        6,270,000        6,738,294
      U.S. Treasury Notes, 3.13%, 04/30/13                                                        2,000,000        2,017,188
      U.S. Treasury Notes, 4.25%, 11/15/13(1)                                                     2,485,000        2,642,253
      U.S. Treasury Notes, 4.25%, 11/15/14                                                        1,300,000        1,383,586
      U.S. Treasury Notes, 4.13%, 05/15/15(1)                                                     7,920,000        8,356,836
      U.S. Treasury Notes, 4.50%, 02/15/16                                                        2,000,000        2,131,876
      U.S. Treasury Notes, 4.75%, 08/15/17                                                        1,100,000        1,179,148
      U.S. Treasury Notes, 4.25%, 11/15/17                                                        1,050,000        1,088,226

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   --------------
      U.S. Treasury Notes, 4.00%, 08/15/18                                                    $     500,000   $      507,109
                                                                                                              --------------
                                                                                                                  35,720,966
                                                                                                              --------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $34,391,984)                                                             35,720,966
                                                                                                              --------------
COMMERCIAL PAPER -- 1.7%
      HSBC FINANCE, 2.10%, 10/01/08                                                               2,627,180        2,627,180
                                                                                                              --------------
   TOTAL COMMERCIAL PAPER (COST $2,627,180)                                                                        2,627,180
                                                                                                              --------------

                                                                                                  SHARES
                                                                                              -------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 4.7%
   Barclays Time Deposit                                                                          1,529,803        1,529,803
   Institutional Money Market Trust                                                               4,139,958        4,139,958
   National Bank Canada Time Deposit                                                              1,529,802        1,529,802
                                                                                                              --------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      (COST $7,199,562) (2)                                                                                        7,199,563
                                                                                                              --------------
TOTAL INVESTMENTS -- 104.0% (Cost $160,600,006)(3)                                                            $  159,692,401
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0)%                                                                   (6,075,506)
                                                                                                              --------------
NET ASSETS -- 100.0%                                                                                          $  153,616,895
                                                                                                              --------------

----------------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008.

(1)  Security partially or fully on loan.

(2) At September 30, 2008, the market value of securities on loan for the Short/Intermediate Bond Fund was $6,970,648.

(3) The cost for Federal income tax purposes is $160,600,006. At September 30, 2008, net unrealized depreciation was $907,605. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,166,439 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,074,044.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $  4,139,958                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             155,552,443                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $159,692,401                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(+)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
CORPORATE BONDS -- 37.9%
   BANKS -- 2.0%
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                               Aa2, AA-     $     843,000   $      824,062
      Wells Fargo & Co., 5.13%, 09/01/12                                          Aa2, AA           700,000          673,247
                                                                                                              --------------
                                                                                                                   1,497,309
                                                                                                              --------------
   CONSUMER DISCRETIONARY -- 3.3%
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13              Baa2, BBB+          896,000          939,716
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                              Ba1, BB+           300,000          258,000
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12                        Baa2, BBB+          300,000          314,263
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23                        Baa2, BBB+          900,000          891,552
                                                                                                              --------------
                                                                                                                   2,403,531
                                                                                                              --------------
   CONSUMER STAPLES -- 1.4%
      Kraft Foods, Inc., 4.13%, 11/12/09                                        Baa2, BBB+          650,000          645,190
      Kraft Foods, Inc., 5.25%, 10/01/13                                        Baa2, BBB+          400,000          384,549
                                                                                                              --------------
                                                                                                                   1,029,739
                                                                                                              --------------
   DIVERSIFIED -- 0.6%
      John Deere Capital Corp., 4.90%, 09/09/13                                    A2, A            425,000          411,132
                                                                                                              --------------
                                                                                                                     411,132
                                                                                                              --------------
   ENERGY -- 3.5%
      Marathon Oil Corp., 6.80%, 03/15/32                                       Baa1, BBB+        1,700,000        1,592,512
      Transocean, Inc., 5.25%, 03/15/13                                         Baa2, BBB+          250,000          242,895
      Valero Energy Corp., 4.75%, 04/01/14                                       Baa2, BBB          785,000          719,646
                                                                                                              --------------
                                                                                                                   2,555,053
                                                                                                              --------------
   FINANCIALS -- 11.2%
      Bank of America Corp., 7.80%, 02/15/10                                      Aa3, A+           350,000          343,977
      Bank One Corp., 8.00%, 04/29/27                                             Aa3, A+           425,000          408,339
      CIT Group, Inc., 7.63%, 11/30/12                                           Baa1, A-           900,000          570,929
      Citigroup, Inc., 5.63%, 08/27/12                                           Aa3, AA-           800,000          689,551
      Citigroup, Inc., 6.50%, 08/19/13                                           AA3, AA-           555,000          493,266
      FIA Card Services, NA, 4.63%, 08/03/09                                      Aaa, AA           900,000          879,167
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10                                  B1, B-           400,000          305,331
      General Electric Capital Corp., 4.88%, 10/21/10                            Aaa, AAA           900,000          871,316
      Merrill Lynch & Co., Inc., 6.88%, 04/25/18                                   A2, A            765,000          676,834
      Morgan Stanley, 4.75%, 04/01/14                                              A2, A          1,000,000          530,095
      SLM Corp., 4.50%, 07/26/10                                                Baa2, BBB-          300,000          228,000
      Swiss Bank Corp., 7.38%, 06/15/17                                           Aa3, A+         1,400,000        1,388,268
      Wachovia Corp., 7.57%, 08/01/26++                                           A2, A+            591,000          440,318
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                               Aa1, AA+           400,000          392,343
                                                                                                              --------------
                                                                                                                   8,217,734
                                                                                                              --------------
   HEALTH CARE -- 1.4%
      Johnson & Johnson, 5.85%, 07/15/38                                         Aaa, AAA           700,000          680,664
      Merck & Co., Inc., 4.38%, 02/15/13                                         Aa3, AA-           325,000          320,575
                                                                                                              --------------
                                                                                                                   1,001,239
                                                                                                              --------------
   INDUSTRIALS -- 6.2%
      CSX Corp., 7.90%, 05/01/17                                                Baa3, BBB-        1,414,000        1,433,146
      Donnelley (R.R) & Sons (Co.), 3.75%, 04/01/09                             Baa2, BBB+          800,000          788,775
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13                                 A2, A            325,000          320,103
      General Electric Co., 5.00%, 02/01/13                                      Aaa, AAA           700,000          644,712
      Ingersoll-Rand Co., 6.02%, 02/15/28                                       Baa1, BBB+          900,000          919,520

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                RATINGS(+)        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Tyco Electronics Group SA, 6.00%, 10/01/12                                 Baa2, BBB    $     400,000   $      394,216
                                                                                                              --------------
                                                                                                                   4,500,472
                                                                                                              --------------
   MATERIALS -- 0.7%
      Alcoa, Inc., 5.72%, 02/23/19                                              Baa1, BBB+          550,000          486,331
                                                                                                              --------------
                                                                                                                     486,331
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 2.5%
      Embarq Corp., 6.74%, 06/01/13                                             Baa3, BBB-          450,000          396,639
      Verizon Global Funding Corp., 7.25%, 12/01/10                                A3, A          1,400,000        1,456,826
                                                                                                              --------------
                                                                                                                   1,853,465
                                                                                                              --------------
   UTILITIES -- 5.1%
      CMS Energy Corp., 6.55%, 07/17/17                                           Ba1, BB           300,000          262,137
      Devon Financing Corp. ULC, 6.88%, 09/30/11                                Baa1, BBB+          200,000          208,612
      Duke Energy Carolinas LLC, 4.20%, 10/01/08                                  A3, A-            610,000          610,000
      Nevada Power Co., 8.25%, 06/01/11                                          Baa3, BBB        1,000,000        1,067,508
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                               A2, BBB+           565,000          489,059
      Pacific Gas & Electric Co., 4.20%, 03/01/11                                A3, BBB+           450,000          439,650
      Peco Energy Corp., 4.75%, 10/01/12                                           A2, A            670,000          648,098
                                                                                                              --------------
                                                                                                                   3,725,064
                                                                                                              --------------
   TOTAL CORPORATE BONDS (COST $29,883,850)                                                                       27,681,069
                                                                                                              --------------
ASSET-BACKED SECURITIES -- 0.0%
      Vanderbilt Mortgage Finance, Series 2002-B, A3, 4.70%, 10/07/18            Aaa, AAA             3,425            3,419
                                                                                                              --------------
   TOTAL ASSET-BACKED SECURITIES (COST $3,425)                                                                         3,419
                                                                                                              --------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   --------------
MORTGAGE-BACKED SECURITIES -- 6.0%
   Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                           700,000          716,372
   Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%,
      11/01/10                                                                                      347,181          351,272
   Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%,
      01/01/13                                                                                       23,829           24,545
   Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%,
      11/01/33                                                                                      469,870          459,169
   Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%,
      09/01/36                                                                                      265,467          268,984
   Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
      11/01/35                                                                                      146,137          150,147
   Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
      08/01/10                                                                                      147,721          146,998
   Federal National Mortgage Association Notes, 6.50%, 12/01/36                                     349,645          358,921
   Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                         142,200          138,656
   Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18                        134,596          132,617
   Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27                        398,077          390,803
   Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27                        334,806          340,312
   Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17                        111,186          113,289
   Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35                        357,100          356,380
   Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35                        461,329          467,946
                                                                                                              --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $4,379,280)                                                              4,416,411
                                                                                                              --------------
U.S. TREASURY OBLIGATIONS -- 25.9%
   U.S. TREASURY BONDS -- 11.6%
      U.S. Treasury Bonds, 7.50%, 11/15/16                                                          300,000          377,016
      U.S. Treasury Bonds, 8.88%, 02/15/19                                                        1,130,000        1,581,735
      U.S. Treasury Bonds, 7.13%, 02/15/23                                                          525,000          677,496
      U.S. Treasury Bonds, 6.00%, 02/15/26                                                          800,000          949,250
      U.S. Treasury Bonds, 6.38%, 08/15/27                                                          450,000          560,953
      U.S. Treasury Bonds, 5.25%, 02/15/29                                                        1,950,000        2,162,215
      U.S. Treasury Bonds, 6.25%, 05/15/30                                                          500,000          627,969

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   --------------
      U.S. Treasury Bonds, 5.38%, 02/15/31                                                    $   1,350,000   $    1,534,043
                                                                                                              --------------
                                                                                                                   8,470,677
                                                                                                              --------------
   U.S. TREASURY NOTES -- 14.3%
      U.S. Treasury Notes, 3.63%, 06/15/10                                                          325,000          334,978
      U.S. Treasury Notes, 4.75%, 03/31/11                                                          750,000          799,336
      U.S. Treasury Notes, 5.00%, 08/15/11                                                          175,000          188,918
      U.S. Treasury Notes, 4.88%, 02/15/12                                                        2,615,000        2,810,309
      U.S. Treasury Notes, 3.13%, 04/30/13                                                          400,000          403,438
      U.S. Treasury Notes, 4.25%, 11/15/13(1)                                                       800,000          850,625
      U.S. Treasury Notes, 4.25%, 11/15/14                                                          800,000          851,438
      U.S. Treasury Notes, 4.13%, 05/15/15                                                        1,270,000        1,340,048
      U.S. Treasury Notes, 4.50%, 02/15/16                                                          500,000          532,969
      U.S. Treasury Notes, 4.75%, 08/15/17                                                          800,000          857,562
      U.S. Treasury Notes, 4.00%, 08/15/18                                                        1,500,000        1,521,328
                                                                                                              --------------
                                                                                                                  10,490,949
                                                                                                              --------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $17,640,609)                                                             18,961,626
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 22.1%
   FEDERAL HOME LOAN BANKS NOTES -- 6.9%
      Federal Home Loan Banks Notes, 4.75%, 04/24/09                                              1,100,000        1,109,416
      Federal Home Loan Banks Notes, 4.88%, 11/18/11                                                600,000          619,951
      Federal Home Loan Banks Notes, 5.75%, 05/15/12                                              1,185,000        1,259,583
      Federal Home Loan Banks Notes, 4.50%, 11/15/12                                                400,000          408,026
      Federal Home Loan Banks Notes, 4.50%, 09/16/13                                                300,000          303,869
      Federal Home Loan Banks Notes, 5.25%, 06/18/14                                                800,000          833,155
      Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                500,000          526,479
                                                                                                              --------------
                                                                                                                   5,060,479
                                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.1%
      Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                                 500,000          504,133
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                               1,000,000        1,068,402
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                 500,000          498,586
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                                 900,000          939,334
                                                                                                              --------------
                                                                                                                   3,010,455
                                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 11.1%
      Federal National Mortgage Association Notes, 6.63%, 09/15/09                                1,000,000        1,030,860
      Federal National Mortgage Association Notes, 4.75%, 03/12/10                                1,495,000        1,528,177
      Federal National Mortgage Association Notes, 6.63%, 11/15/10                                1,000,000        1,071,020
      Federal National Mortgage Association Notes, 5.00%, 02/13/17                                1,000,000        1,022,162
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                                1,000,000        1,022,934
      Federal National Mortgage Association Notes, 6.25%, 05/15/29                                1,400,000        1,605,054
      Federal National Mortgage Association Notes,, 4.88%, 12/15/16                                 800,000          812,405
                                                                                                              --------------
                                                                                                                   8,092,612
                                                                                                              --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $15,800,181)                                                               16,163,546
                                                                                                              --------------

                                                                                MOODY'S/S&P
                                                                                 RATINGS+
                                                                               ------------
COMMERCIAL PAPER -- 7.0%
   GE Capital, 1.75%, 10/01/08                                                    NR, NR          2,098,160        2,098,160

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+        AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      HSBC Finance, 2.10%, 10/01/08                                               NR, NR      $   3,000,000   $    3,000,000
                                                                                                              --------------
   TOTAL COMMERCIAL PAPER (COST $5,098,160)                                                                        5,098,160
                                                                                                              --------------

                                                                                                  SHARES
                                                                                              -------------
PREFERRED STOCK -- 0.2%
   FINANCIALS -- 0.2%
      Wachovia Capital Trust IX, 6.375%(1)                                                           12,000          133,320
                                                                                                              --------------
   TOTAL PREFERRED STOCK (COST $300,000)                                                                             133,320
                                                                                                              --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 0.5%
      Barclays Time Deposit                                                                          76,588           76,588
      Institutional Money Market Trust                                                              207,262          207,262
      National Bank Canada Time Deposit                                                              76,588           76,588
                                                                                                              --------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      (COST $360,438) (2)                                                                                            360,438
                                                                                                              --------------
TOTAL INVESTMENTS -- 99.6% (Cost $73,465,943) (3)                                                             $   72,817,989
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                                        288,117
                                                                                                              --------------
NET ASSETS -- 100.0%                                                                                          $   73,106,106
                                                                                                              ==============

----------------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008.

(1)  Security partially or fully on loan.

(2) At September 30, 2008, the market value of securities on loan for the Broad Market Bond Fund was $983,945.

(3) The cost for Federal income tax purposes is $73,470,384. At September 30, 2008, net unrealized depreciation was $652,395. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,886,911 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,539,306.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $   340,582                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              72,477,407                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $72,817,989                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
MUNICIPAL BONDS -- 99.3%
   ALABAMA -- 10.1%
      Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.10%,
         12/01/09                                                                Baa1, A-     $     500,000   $      506,775
      Alabama 21St Century Auth. Tobacco Settlement Rev. Bonds, 5.75%,
         12/01/17                                                                Baa1, A-           465,000          457,881
      Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1,
         5.00%, 10/01/14                                                         Aaa, NR            120,000          119,578
      Alabama Public School & College Authority Rev. Bonds, 6.00%, 08/01/15      Aa2, AA          1,000,000        1,036,750
      Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
         (AMBAC), 5.00%, 05/01/15                                                Aa3, NR            500,000          518,400
      Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC), 4.50%,
         08/15/10                                                                Aa3, AA            250,000          250,570
      Birmingham, AL Apartment Auth. Rev. Bond Ref.- Amt, (AMBAC), 5.00%,
         07/01/12                                                                Aa3, AA          2,370,000        2,400,478
      Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11              Aaa, AAA           250,000          239,440
      Mobile, AL Industrial Development Board VRDB, 4.75%, 06/01/34*              A2, A             500,000          500,780
      Mobile, AL Industrial Development Board VRDB*, 5.00%, 06/01/34              A2, A           5,000,000        4,967,250
      Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%, 10/01/13              A1, NR            165,000          170,232
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.00%,
         09/01/15                                                                 A1, A+            500,000          501,715
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%,
         09/01/22                                                                 A1, A+          1,000,000        1,003,690
                                                                                                              --------------
                                                                                                                  12,673,539
                                                                                                              --------------
   ARIZONA -- 2.1%
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%,
         07/01/09                                                                Baa3, NR           175,000          176,839
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%,
         07/01/10                                                                Baa3, NR           150,000          153,257
      Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%,
         07/01/13                                                                Baa3, NR           200,000          207,240
      Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
         5.25%, 01/01/20                                                         Aa1, AA          1,000,000        1,029,780
      Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser.
         A, (MBIA), 5.00%, 07/01/21                                               A1, AA          1,000,000        1,002,470
                                                                                                              --------------
                                                                                                                   2,569,586
                                                                                                              --------------
   CALIFORNIA -- 9.2%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere
         Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/20                 NR, BBB          1,340,000        1,256,960
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere
         Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21                 NR, BBB          3,660,000        3,358,709
      California Health Facilities Financing Authority Rev. Bonds, 5.13%,
         07/01/22                                                                 A2, A           1,000,000          953,240
      California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18      Aa2, AA+           365,000          378,961
      California State Public Works Brd. Ref. Rev. Bonds,  Ser. D, (MBIA),
         5.25%, 10/01/11                                                          A2, AA            150,000          158,802
      California State School Imps. Ref. Gen. Oblig. Bonds, 5.25%, 02/01/14       A1, A+            585,000          619,416
      Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
         5.50%, 09/01/15                                                         Aaa, AAA           125,000          128,316
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, (XCLA), 5.25%,
         12/01/20                                                                 NR, A             400,000          402,688

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Los Angeles, CA Community Schools Dist. Ref. Ser. A, 5.00%, 07/01/19       Aa3, AA-     $   1,000,000   $    1,019,410
      Palm Desert, CA Fin. Auth. (MBIA), 5.00%, 04/01/25                          A2, AA            500,000          465,155
      Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC),
         5.50%, 08/01/14                                                          NR, A+            125,000          136,281
      San Francisco, CA City & County International Airport Rev. Bonds
         (AMBAC), 5.25%, 01/01/19                                                Aa3, AA          1,540,000        1,532,639
      Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA), 5.00%,
         08/15/10                                                                 A2, NR             50,000           52,124
      Univ. of CA Rev. Bonds, Ser. H (MBIA), 5.00%, 05/15/18                     Aa1, AA            490,000          503,975
      Visalia, CA Cert. Participation Ref. Bonds (MBIA), 5.00%, 12/01/18          A2, AA            500,000          508,605
                                                                                                              --------------
                                                                                                                  11,475,281
                                                                                                              --------------
   COLORADO -- 5.1%
      Colorado Springs, CO Utilities Rev. Ref. Bond, Sys. Sub Lien, Ser. A,
         5.25%, 11/15/09                                                         Aa2, AA            270,000          278,513
      Colorado Springs, CO Utilities Rev. Ref. Bond, Sys. Sub Lien, Ser. A
         (AMBAC), 5.38%, 11/15/19                                                Aa2, AA          2,170,000        2,233,950
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%,
         12/01/21                                                               Baa3, BBB-        1,000,000          882,400
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.13%,
         12/01/24                                                               Baa3, BBB-        3,065,000        2,551,735
      Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23                            A1, A+            500,000          447,850
                                                                                                              --------------
                                                                                                                   6,394,448
                                                                                                              --------------
   CONNECTICUT -- 0.8%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee),
         (AMBAC), 5.00%, 07/01/14                                                Aa3, AA          1,000,000        1,041,890
                                                                                                              --------------
                                                                                                                   1,041,890
                                                                                                              --------------
   DELAWARE -- 0.4%
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power
         Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26*              Aa3, AA            250,000          254,530
      Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ.
         Courtyard), (RADIAN), 5.38%, 08/01/11                                   NR, BBB+           250,000          258,082
                                                                                                              --------------
                                                                                                                     512,612
                                                                                                              --------------
   FLORIDA -- 1.9%
      Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
         5.38%, 12/01/09                                                          A3, AA            250,000          253,330
      Florida State Board of Educ. Pub. Educ. Gen. Oblig. Bond, Ser. 2002A,
         5.00%, 06/01/13                                                         Aa1, AAA           575,000          606,389
      Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14                A1, AA            455,000          474,602
      Osceola County, FL School Brd. Cert. Participation Four Corners
         Charter School Bonds, Ser. A, (MBIA), 5.80%, 08/01/15                    A2, NR            100,000          106,552
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA), 5.25%,
         10/01/14                                                                 A2, AA            900,000          942,588
                                                                                                              --------------
                                                                                                                   2,383,461
                                                                                                              --------------
   GEORGIA -- 1.5%
      Atlanta, GA Auth. Rev. Bonds (FGIC), 5.88%, 01/01/16                        A1, A+          1,370,000        1,411,292

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, (MBIA), 5.00%,
         08/01/18                                                                Aa2, AA      $     465,000   $      479,061
                                                                                                              --------------
                                                                                                                   1,890,353
                                                                                                              --------------
   ILLINOIS -- 3.1%
      Chicago IL, Board of Education Ref. - Ded. Revs Bonds, Ser B (AMBAC),
         5.00%, 12/01/21                                                         Aa3, AA          1,000,000        1,004,110
      Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11            Aa3, AA            200,000          212,290
      Illinois Finance Authority Rev. Bonds (FSA), 5.25%, 01/01/22               Aaa, NR          2,830,000        2,656,691
                                                                                                              --------------
                                                                                                                   3,873,091
                                                                                                              --------------
   INDIANA -- 3.0%
      Blackford County, IN Industrial Sch. Bldg. Corp. Rev. Ref. Bond, First
         Mortgage, Ser. 2005A (MBIA), 5.00%, 07/15/17                            A2, AA+          1,755,000        1,821,269
      Indiana Finance Authority Health System Rev. Bonds, 5.00%, 11/01/21        Aa3, NR          2,000,000        1,868,060
                                                                                                              --------------
                                                                                                                   3,689,329
                                                                                                              --------------
   KANSAS -- 0.7%
      Butler & Sedgwick County, KS Univ. School Dist. Gen. Oblig. Unltd.
         Bonds, (FSA), 6.00%, 09/01/14                                           Aaa, AAA           500,000          560,820
      Topeka, KS Gen. Oblig. Bonds (College Hill Pub. Improvement) (MBIA),
         5.50%, 08/15/14                                                         Aa3, NR            275,000          288,640
                                                                                                              --------------
                                                                                                                     849,460
                                                                                                              --------------
   LOUISIANA -- 0.4%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Pub. Imps.,
         Ser. B, (AMBAC), 5.00%, 06/01/15                                        Aa3, AA            435,000          440,377
                                                                                                              --------------
                                                                                                                     440,377
                                                                                                              --------------
   MARYLAND -- 0.5%
      Maryland Health & Higher Educ. Fac. Auth., John Hopkins Health
         Systems, 5.00%, 05/15/42*                                                A1, A+            550,000          564,322
   MASSACHUSETTS -- 2.1%
      Lawrence, MA School Imps. Gen Oblig. Bonds (AMBAC), 5.00%, 04/01/27        Aa3, AA          2,000,000        1,950,520
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
         Perfoming Arts Proj.), 6.00%, 08/01/16                                   A2, NR            310,000          333,383
      Massachusetts State Housing Fin. Agency VRDB Rev. Bonds, 4.00%,
         12/01/10*                                                               Aa2, AA             85,000           83,948
      Massachusetts State Special Oblig. Rev. Bonds (Federal Highway Grant
         Ant.), Ser. A, (FSA), 5.00%, 12/15/12                                   Aaa, NR            275,000          290,636
                                                                                                              --------------
                                                                                                                   2,658,487
                                                                                                              --------------
   MICHIGAN -- 2.1%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (FSA), 5.00%,
         07/01/23                                                                Aaa, AAA           550,000          508,745
      Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC),
         5.00%, 05/01/15                                                         Aa3, AA-           650,000          674,290
      Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21                 A2, A           1,600,000        1,441,792
                                                                                                              --------------
                                                                                                                   2,624,827
                                                                                                              --------------
   MINNESOTA -- 0.7%
      St. Paul, MN  Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/12                                                        Baa1, BBB            85,000           84,939
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/13                                                        Baa1, BBB           225,000          223,162

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/15                                                        Baa1, BBB     $     270,000   $      262,872
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/16                                                        Baa1, BBB           300,000          289,305
                                                                                                              --------------
                                                                                                                     860,278
                                                                                                              --------------
   MISSISSIPPI -- 0.2%
      Warren County, MS Gulf Opportunity Zone Rev. Bonds, 6.50%, 09/01/32       Baa3, BBB           250,000          226,570
                                                                                                              --------------
                                                                                                                     226,570
                                                                                                              --------------
   MISSOURI -- 1.3%
      Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Project, Ser.
         G, 4.00%, 09/01/10                                                      A2, AA-            540,000          534,530
      Kansas City, MO Special Fac. Rev. Bonds, MCI  Overhaul Base Proj. Ser.
         G, 4.00%, 09/01/11                                                      A2, AA-            465,000          452,073
      Truman State Univ., MO Housing Sys. Rev. Bonds (AMBAC), 5.00%,
         06/01/15                                                                Aa3, NR            615,000          637,177
                                                                                                              --------------
                                                                                                                   1,623,780
                                                                                                              --------------
   NEVADA -- 1.1%
      Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10                Aa1, AA+            20,000           20,027
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
         5.50%, 12/01/11                                                         Aa3, AA+           250,000          267,145
      North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16                             NR, NR            785,000          716,838
      Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space & Library),
         (FGIC), 5.75%, 05/01/14                                                 Aa2, AA-           380,000          400,410
                                                                                                              --------------
                                                                                                                   1,404,420
                                                                                                              --------------
   NEW HAMPSHIRE -- 0.7%
      New Hampshire Business Fin. Auth., (MBIA), 5.45%, 05/01/21                  A2, AA          1,000,000          929,500
                                                                                                              --------------
                                                                                                                     929,500
                                                                                                              --------------
   NEW JERSEY -- 4.1%
      Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Group A,
         5.00%, 02/15/15                                                        Baa3, BBB         1,090,000        1,060,984
      Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Group B,
         5.00%, 02/15/15                                                        Baa3, BBB         2,435,000        2,370,180
      Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds (FSA), 5.00%,
         02/15/17                                                                Aaa, NR            725,000          756,247
      New Jersey Economic Development Authority Rev. Bonds (RADIAN), 5.50%,
         06/15/16                                                                A3, BBB+           200,000          198,744
      New Jersey State Educ. Fac. Auth. Ref. Bonds, 5.00%, 07/01/19             Baa2, BBB+          775,000          748,077
                                                                                                              --------------
                                                                                                                   5,134,232
                                                                                                              --------------
   NEW YORK -- 4.8%
      New York City Ind. Dev. Agency Ref. Bonds, 5.00%, 01/01/13                 A3, BBB+           700,000          714,966
      New York State Dorm. Auth. School Improv. Rev. Bonds, 5.00%, 12/15/24      NR, AAA          1,000,000          969,690
      New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13     NR, AA-            515,000          548,099
      New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC),
         5.00%, 01/01/25                                                         Aa3, AA          1,000,000          966,460
      New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1, 5.50%,
         06/01/14                                                                A1, AA-            450,000          454,657
      New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12                    Aa3, AA            250,000          263,608

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17                Aa3, AA     $      45,000   $       45,308
      New York, NY Pub. Imps. Gen. Oblig. Bonds, Ser. D1, 5.00%, 12/01/21         Aa3, AA         1,000,000          969,000
      Tobacco Settlement Fin. Auth. (FGIC), 5.50%, 06/01/20                       A1, AA-         1,000,000        1,020,900
                                                                                                              --------------
                                                                                                                   5,952,688
                                                                                                              --------------
   NORTH CAROLINA -- 2.9%
      Charlotte, NC Airport Rev. Bonds, Ser. B (MBIA), 5.25%, 07/01/11            A1, AA          1,000,000        1,015,990
      University, NC Sys. Pool Rev., Ser. A (MBIA), 5.00%, 10/01/23               A1, AA          2,725,000        2,577,496
                                                                                                              --------------
                                                                                                                   3,593,486
                                                                                                              --------------
   OHIO -- 2.3%
      Dayton-Montgomery County, OH Port. Auth. Dev. Rev. Dayton Regl. Bond,
         5.13%, 05/15/22                                                          NR, NR          2,500,000        2,100,800
      Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners),
         Ser. A, 5.63%, 10/01/16                                                  A1, AA-           500,000          514,730
      Pickerington, OH Local School Dist. Construction & Imp. Gen. Oblig.
         Bonds, (FGIC), 5.80%, 12/01/09                                           A1, NR            215,000          218,375
                                                                                                              --------------
                                                                                                                   2,833,905
                                                                                                              --------------
   OKLAHOMA -- 0.1%
      Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10                       Aa1, AA+           100,000          104,846
                                                                                                              --------------
                                                                                                                     104,846
                                                                                                              --------------
   OREGON -- 0.3%
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, (FGIC), 5.00%,
         06/15/17                                                                 A3, NR            320,000          323,059
                                                                                                              --------------
                                                                                                                     323,059
                                                                                                              --------------
   PENNSYLVANIA -- 8.5%
      Central Bucks, PA. School District Ref. Bonds, 5.00%, 05/15/25             Aa2, N-R         3,000,000        2,920,590
      Lancaster Cnty, PA Solid Waste Management Auth. (Resource Recovery
         System), Ser. A, (AMBAC), 5.00%, 12/15/14                                Aa3, AA           500,000          505,955
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Philadelphia
         College of Osteopathic Medicine), 5.00%, 12/01/16                         NR, A          1,560,000        1,591,481
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds, (Philadelphia
         College of Osteopathic Medicine), 5.00%, 12/01/17                         NR, A            500,000          505,615
      Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds, (FGIC), 5.25%,
         11/01/15                                                                  NR, A+           545,000          563,852
      Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%, 06/15/18         A2, A+         1,350,000        1,288,912
      Philadelphia, PA Airport Rev. Bonds, (MBIA), Ser. A, 5.00%, 06/15/18         A2, AA           600,000          558,558
      Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds, 4.90%, 05/01/17           NR, BBB-          290,000          263,755
      Philadelphia, PA Gen. Oblig. Bonds (CIFG), 5.00%, 08/01/23                 Baa1, BBB        1,000,000          882,020
      Philadelphia, PA Redev. Auth. For Neighborhood Transformation. Rev.
         Bonds Ser. A, 5.50%, 04/15/20                                           Baa1, BBB          925,000          884,198
      Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC), 5.00%,
         08/01/17                                                                 Aa3, AA           600,000          609,318

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11             Aaa, AAA     $      80,000   $       84,098
                                                                                                              --------------
                                                                                                                  10,658,352
                                                                                                              --------------
   PUERTO RICO -- 0.3%
      The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
         5.00%, 05/15/09                                                        Baa3, BBB           100,000          100,514
      The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
         5.75%, 07/01/14                                                         NR, AAA            250,000          261,848
                                                                                                              --------------
                                                                                                                     362,362
                                                                                                              --------------
   SOUTH CAROLINA -- 1.2%
      South Carolina State Pub. Servicing Auth. Rev. Bonds, Ser. D, (FSA),
         5.00%, 01/01/20                                                         Aaa, AAA         1,500,000        1,499,880
                                                                                                              --------------
                                                                                                                   1,499,880
                                                                                                              --------------
   TENNESSEE -- 0.2%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13                     A2, AA            250,000          266,115
                                                                                                              --------------
                                                                                                                     266,115
                                                                                                              --------------
   TEXAS -- 18.8%
      Cedar Park, TX Utility Sys. Rev. Bonds, (MBIA), 5.00%, 08/15/18             A2, AA            400,000          405,044
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, (AMBAC), 5.00%,
         07/15/18                                                                Aa3, AA            500,000          508,590
      Dallas-Fort Worth International Airport Fac. Improv. Corp Jt Ser A,
         (FGIC), 6.00%, 11/01/28                                                  A1, A+          5,000,000        4,721,550
      Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTD),
         5.00%, 02/15/17                                                         Aaa, AAA           500,000          518,045
      Houston, TX Unrefunded Pub. Impt. Ref. Bonds, Ser. A, 5.25%, 03/01/13      Aa3, AA            100,000          100,744
      Howard County, TX Jr. College District, (AMBAC), 5.00%, 02/15/26           Aa3, AA          2,810,000        2,714,881
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTD), 5.50%,
         02/15/15                                                                Aaa, AAA           325,000          344,718
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTD), 5.50%,
         02/15/15                                                                Aaa, AAA           175,000          182,997
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTD), 5.00%,
         02/15/18                                                                Aaa, AAA         2,645,000        2,753,075
      Mansfield Independent School District Bldg., (PSF-GTD), 5.00%,
         02/15/20                                                                Aaa, AAA         2,820,000        2,860,270
      Mansfield Independent School District Bldg., (PSF-GTD), 5.00%,
         02/15/21                                                                Aaa, AAA         2,055,000        2,059,048
      Northside Texas Independent School District Ref.- Sch. Bldg.,
         (PSF-GTD), 5.00%, 08/15/18                                              Aaa, AAA         1,000,000        1,042,860
      Port Arthur, TX Independent School District Gen. Oblig Bonds (AMBAC),
         5.00%, 02/15/22                                                         Aa3, AA            170,000          162,750
      Tarant  County, TX Cultural Education Fac. Finance Corp., 5.00%,
         02/15/22                                                                Aa3, AA-           345,000          325,928
      Tarrant County, TX Health Fac. Corp. Hosp. Rev. Ref. (Cook Childrens
         Medical Center) Ser. B, (FSA), 5.00%, 12/01/21                          Aaa, AAA         2,000,000        2,004,240
      Univ. of Texas Fin. Sys., Ser. E, 5.00%, 08/15/19                          Aaa, AAA         2,510,000        2,585,978
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                Aaa, AAA            60,000           65,130
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                Aaa, AAA            75,000           82,064

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P     PRINCIPAL
                                                                                 RATINGS+         AMOUNT           VALUE
                                                                               ------------   -------------   --------------
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                Aaa, AAA     $      85,000   $       94,495
                                                                                                              --------------
                                                                                                                  23,532,407
                                                                                                              --------------
   UTAH -- 0.4%
      Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%, 08/01/17                 NR, AAA            500,000          524,715
                                                                                                              --------------
                                                                                                                     524,715
                                                                                                              --------------
   WASHINGTON -- 8.0%
      Klickitat County, WA Public Utility District No. 1 Ser. B, (FGIC),
         5.25%, 12/01/22                                                          A3, NR          2,000,000        1,898,320
      Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA), 5.00%,
         07/01/10                                                                Aaa, AAA           350,000          357,049
      Washington Health Care Fac. Auth., 5.00%, 12/01/23                          A3, A-          1,570,000        1,379,386
      Washington Health Care Fac. Auth. Group Health Coop., (RADIAN), 5.00%,
         12/01/25                                                                 A3, A-          1,000,000          864,740
      Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II,
         (MBIA), 5.25%, 06/01/21                                                 Aa2, AA+         1,000,000          995,360
      Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington
         Biomedical RESH PPTYS II, (MBIA), 5.00%, 06/01/23                       Aa2, AA+         3,240,000        3,041,032
      Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev.
         Bonds, 5.75%, 07/01/09                                                  Aaa, AA-           320,000          328,138
      Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev.
         Bonds, 5.75%, 07/01/09                                                  Aaa, AA-           200,000          205,086
      Washington State Var. Purp. Gen. Oblig. Unltd. Bonds, Ser. R-03-A,
         (MBIA), 5.00%, 01/01/14                                                 Aa1, AA+           890,000          925,849
                                                                                                              --------------
                                                                                                                   9,994,960
                                                                                                              --------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC), 5.38%,
         07/01/18                                                                Aa3, AA            250,000          256,560

   WISCONSIN -- 0.2%
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%,
         07/01/14                                                                Aa3, AA+            70,000           76,119
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%,
         07/01/14                                                                Aa3, AA+           105,000          112,797
                                                                                                              --------------
                                                                                                                     188,916
                                                                                                              --------------
   TOTAL MUNICIPAL BONDS (COST $130,054,248)                                                                     123,912,094
                                                                                                              --------------

                                                                                                  SHARES
                                                                                              -------------
SHORT-TERM INVESTMENTS -- 0.6%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                           397,316          397,316
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                           397,315          397,315
                                                                                                              --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $794,631)                                                                      794,631
                                                                                                              --------------
TOTAL INVESTMENTS -- 99.9% (Cost $130,848,879) (1)                                                            $  124,706,725
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                        155,293
                                                                                                              --------------
NET ASSETS -- 100.0%                                                                                          $  124,862,018
                                                                                                              ==============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2008.

(1) The cost for federal income tax purposes is $130,848,879. At September 30, 2008 net unrealized depreciation was $6,142,154. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $187,545 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,329,699.

AMBAC - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
Corp.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.
CIFG    - Credit rating enhaced by guaranty or insurance from CIFG.
FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.
FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.
LOC     - Letter of Credit
MBIA    - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PSF-GTD - Public School Fund Guarantee
RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset
          Assuarance, Inc.
VRDB    - Variable Rate Demand Bonds
XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $    794,631                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             123,912,094                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $124,706,725                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 100.2%
   CONSUMER DISCRETIONARY -- 8.9%
      AUTO COMPONENTS -- 0.7%
      Gentex Corp.                                                      11,100   $       158,730
      WABCO Holdings, Inc.                                               1,200            42,648
                                                                                 ---------------
                                                                                         201,378
                                                                                 ---------------
      AUTOMOBILES -- 0.2%
      Harley-Davidson, Inc.                                              1,300            48,490
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 0.4%
      Strayer Education, Inc.                                              600           120,156
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 1.3%
      International Game Technology                                      2,900            49,822
      Marriott International, Inc. - Class A                             2,000            52,180
      Yum! Brands, Inc.                                                  8,800           286,968
                                                                                 ---------------
                                                                                         388,970
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 1.1%
      NVR, Inc.*                                                           600           343,200
                                                                                 ---------------
      MEDIA -- 2.8%
      CTC Media, Inc.*                                                  14,100           211,500
      John Wiley & Sons, Inc. - Class A                                  9,800           396,410
      Sirius XM Radio, Inc.*                                            49,300            28,101
      The Interpublic Group of Cos., Inc.*                               3,800            29,450
      The Walt Disney Co.                                                3,000            92,070
      Viacom, Inc. - Class B*                                            3,000            74,520
                                                                                 ---------------
                                                                                         832,051
                                                                                 ---------------
      MULTILINE RETAIL -- 1.1%
      Big Lots, Inc.*                                                    1,500            41,745
      Kohl's Corp.*                                                        800            36,864
      Target Corp.                                                       5,300           259,965
                                                                                 ---------------
                                                                                         338,574
                                                                                 ---------------
      SPECIALTY RETAIL -- 0.9%
      Carmax, Inc.*                                                      7,100            99,400
      PetSmart, Inc.                                                     1,500            37,065
      The Sherwin-Williams Co.                                           2,300           131,468
                                                                                 ---------------
                                                                                         267,933
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
      NIKE, Inc. - Class B                                               1,900           127,110
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                        2,667,862
                                                                                 ---------------
   CONSUMER STAPLES -- 16.9%
      BEVERAGES -- 4.3%
      PepsiCo, Inc.                                                     12,700           905,129
      The Coca-Cola Co.                                                  7,100           375,448
                                                                                 ---------------
                                                                                       1,280,577
                                                                                 ---------------
      FOOD & STAPLES RETAILING -- 4.0%
      Costco Wholesale Corp.                                             8,300           538,919
      CVS Caremark Corp.                                                 2,239            75,365
      SYSCO Corp.                                                        6,600           203,478
      Wal-Mart Stores, Inc.                                              5,700           341,373
      Walgreen Co.                                                       1,200            37,152
                                                                                 ---------------
                                                                                       1,196,287
                                                                                 ---------------
      FOOD PRODUCTS -- 3.2%
      Campbell Soup Co.                                                  5,700           220,020
      General Mills, Inc.                                                9,900           680,328
      Wm. Wrigley Jr. Co.*                                               1,000            79,400
                                                                                 ---------------
                                                                                         979,748
                                                                                 ---------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      HOUSEHOLD PRODUCTS -- 4.1%
      Church & Dwight Co., Inc.                                          4,900   $       304,241
      Colgate-Palmolive Co.                                              2,200           165,770
      Kimberly-Clark Corp.                                              10,105           655,208
      Procter & Gamble Co.                                               1,700           118,473
                                                                                 ---------------
                                                                                       1,243,692
                                                                                 ---------------
      PERSONAL PRODUCTS -- 0.7%
      Avon Products, Inc.                                                5,000           207,850
                                                                                 ---------------
      TOBACCO -- 0.6%
      Philip Morris International, Inc.                                  3,600           173,160
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                              5,081,314
                                                                                 ---------------
   ENERGY -- 10.4%
      ENERGY EQUIPMENT & SERVICES -- 4.3%
      Baker Hughes, Inc.                                                 1,900           115,026
      Halliburton Co.                                                    2,800            90,692
      Oceaneering International, Inc.*                                   2,200           117,304
      Schlumberger, Ltd.                                                 7,100           554,439
      SEACOR Holdings, Inc.*                                             2,700           213,165
      Tetra Technologies, Inc.*                                          3,500            48,475
      Transocean, Inc.*                                                  1,329           145,977
                                                                                 ---------------
                                                                                       1,285,078
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 6.1%
      Cabot Oil & Gas Corp.                                              2,400            86,736
      Encore Acquisition Co.*                                              500            20,890
      EOG Resources, Inc.                                                  800            71,568
      Exxon Mobil Corp.                                                 10,200           792,132
      Hess Corp.                                                         1,800           147,744
      Mariner Energy, Inc.*                                              1,100            22,550
      Massey Energy Co.                                                  1,900            67,773
      Murphy Oil Corp.                                                   1,300            83,382
      Occidental Petroleum Corp.                                         5,000           352,250
      Peabody Energy Corp.                                               1,500            67,500
      Southwestern Energy Co.*                                           2,500            76,350
      Williams Cos., Inc.                                                2,000            47,300
                                                                                 ---------------
                                                                                       1,836,175
                                                                                 ---------------
   TOTAL ENERGY                                                                        3,121,253
                                                                                 ---------------
   FINANCIALS -- 2.4%
      CAPITAL MARKETS -- 0.7%
      Eaton Vance Corp.                                                  1,000            35,230
      The Charles Schwab Corp.                                           6,500           169,000
                                                                                 ---------------
                                                                                         204,230
                                                                                 ---------------
      COMMERCIAL BANKS -- 1.0%
      Bank of Hawaii Corp.                                               5,500           293,975
                                                                                 ---------------
      CONSUMER FINANCE -- 0.5%
      American Express Co.                                               4,800           170,064
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.1%
      Goldman Sachs Group, Inc.                                            200            25,600
                                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      St. Joe Co. (The)*                                                 1,000            39,090
                                                                                 ---------------
   TOTAL FINANCIALS                                                                      732,959
                                                                                 ---------------
   HEALTH CARE -- 11.7%
      HEALTH CARE EQUIPMENT & SUPPLIES -- 4.7%
      Baxter International, Inc.                                         8,000           525,040
      Becton, Dickinson & Co.                                              400            32,104
      C.R. Bard, Inc.                                                      600            56,922
      Cardinal Health, Inc.                                              3,500           172,480
      Edwards Lifesciences Corp.*                                        5,600           323,456
      Hospira, Inc.*                                                     2,300            87,860
      Intuitive Surgical, Inc.*                                            100            24,098

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Stryker Corp.                                                      1,600   $        99,680
      Zimmer Holdings, Inc.*                                             1,500            96,840
                                                                                 ---------------
                                                                                       1,418,480
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 0.3%
      Express Scripts, Inc.*                                               900            66,438
      Medco Health Solutions, Inc.*                                        600            27,000
                                                                                 ---------------
                                                                                          93,438
                                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.8%
      Covance, Inc.*                                                     2,200           194,502
      TECHNE Corp.*                                                      2,800           201,936
      Waters Corp.*                                                      2,400           139,632
                                                                                 ---------------
                                                                                         536,070
                                                                                 ---------------
      PHARMACEUTICALS -- 4.9%
      Abbott Laboratories                                                1,300            74,854
      Bristol-Myers Squibb Co.                                          10,400           216,840
      Eli Lilly & Co.                                                    2,000            88,060
      Johnson & Johnson                                                 12,900           893,712
      Schering-Plough Corp.                                             10,100           186,547
                                                                                 ---------------
                                                                                       1,460,013
                                                                                 ---------------
   TOTAL HEALTH CARE                                                                   3,508,001
                                                                                 ---------------
   INDUSTRIALS -- 15.0%
      AEROSPACE & DEFENSE -- 1.6%
      Goodrich Corp.                                                     1,500            62,400
      Lockheed Martin Corp.                                              1,500           164,505
      Precision Castparts Corp.                                          1,300           102,414
      The Boeing Co.                                                     1,100            63,085
      United Technologies Corp.                                          1,500            90,090
                                                                                 ---------------
                                                                                         482,494
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS -- 1.7%
      C.H. Robinson Worldwide, Inc.                                      2,900           147,784
      United Parcel Service, Inc. - Class B                              5,800           364,762
                                                                                 ---------------
                                                                                         512,546
                                                                                 ---------------
      BUILDING PRODUCTS -- 0.2%
      Lennox International, Inc.                                         2,000            66,540
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.5%
      The Brink's Co.                                                    2,500           152,550
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 0.6%
      Fluor Corp.                                                        1,400            77,980
      Jacobs Engineering Group, Inc.*                                    2,100           114,051
                                                                                 ---------------
                                                                                         192,031
                                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 1.1%
      AMETEK, Inc.                                                       1,000            40,770
      First Solar, Inc.*                                                   400            75,564
      Rockwell Automation, Inc.                                          1,600            59,744
      Roper Industries, Inc.                                             2,700           153,792
                                                                                 ---------------
                                                                                         329,870
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 2.0%
      3M Co.                                                             7,810           533,501
      Textron, Inc.                                                      1,800            52,704
                                                                                 ---------------
                                                                                         586,205
                                                                                 ---------------
      MACHINERY -- 5.2%
      AGCO Corp.*                                                        1,600            68,176
      Danaher Corp.                                                      6,600           458,040
      Donaldson Co., Inc.                                                3,700           155,067
      Flowserve Corp.                                                      700            62,139
      Graco, Inc.                                                        4,600           163,806
      Harsco Corp.                                                       4,900           182,231
      IDEX Corp.                                                         5,700           176,814

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Lincoln Electric Holdings, Inc.                                    1,200   $        77,172
      Parker Hannifin Corp.                                              1,200            63,600
      Timken Co.                                                         2,300            65,205
      Valmont Industries, Inc.                                           1,200            99,228
                                                                                 ---------------
                                                                                       1,571,478
                                                                                 ---------------
      PROFESSIONAL SERVICES -- 0.9%
      Equifax, Inc.                                                      6,600           227,370
      Robert Half International, Inc.                                    1,300            32,175
                                                                                 ---------------
                                                                                         259,545
                                                                                 ---------------
      ROAD & RAIL -- 0.2%
      Landstar System, Inc.                                              1,000            44,060
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 1.0%
      Fastenal Co.                                                       2,800           138,292
      W.W. Grainger, Inc.                                                1,900           165,243
                                                                                 ---------------
                                                                                         303,535
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                   4,500,854
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 31.3%
      COMMUNICATIONS EQUIPMENT -- 4.8%
      Ciena Corp.*                                                       2,400            24,192
      Cisco Systems, Inc.*                                              32,900           742,224
      EchoStar Corp.*                                                    1,200            28,920
      Harris Corp.                                                       2,200           101,640
      Juniper Networks, Inc.*                                            9,700           204,379
      QUALCOMM, Inc.                                                     7,800           335,166
                                                                                 ---------------
                                                                                       1,436,521
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 7.2%
      Apple Computer, Inc.*                                              4,700           534,202
      Dell, Inc.*                                                       14,000           230,720
      Diebold, Inc.                                                      1,000            33,110
      EMC Corp.*                                                         5,700            68,172
      Hewlett-Packard Co.                                               11,900           550,256
      International Business Machines Corp.                              6,100           713,456
      Western Digital Corp.*                                             1,200            25,584
                                                                                 ---------------
                                                                                       2,155,500
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.3%
      Agilent Technologies, Inc.*                                          800            23,728
      Amphenol Corp. - Class A                                           3,600           144,504
      AVX Corp.                                                          8,400            85,596
      Mettler-Toledo International, Inc.*                                1,800           176,400
      Molex, Inc.                                                        3,600            80,820
      National Instruments Corp.                                        12,500           375,625
      Trimble Navigation, Ltd.*                                          3,700            95,682
                                                                                 ---------------
                                                                                         982,355
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 1.4%
      eBay, Inc.*                                                        5,300           118,614
      Google, Inc. - Class A*                                              800           320,416
                                                                                 ---------------
                                                                                         439,030
                                                                                 ---------------
      IT SERVICES -- 1.3%
      Accenture, Ltd. - Class A                                          3,900           148,200
      Mastercard, Inc. - Class A                                           400            70,932
      NeuStar, Inc. - Class A*                                           1,500            29,835
      Total System Services, Inc.                                        2,800            45,920
      Visa, Inc. - Class A                                               1,400            85,946
                                                                                 ---------------
                                                                                         380,833
                                                                                 ---------------
      OFFICE ELECTRONICS -- 0.7%
      Zebra Technologies Corp. - Class A*                                8,000           222,800
                                                                                 ---------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.8%
      Altera Corp.                                                       5,400   $       111,672
      Analog Devices, Inc.                                               1,400            36,890
      Broadcom Corp. - Class A*                                          2,100            39,123
      Intel Corp.                                                       34,000           636,820
      Linear Technology Corp.                                            6,200           190,092
      MEMC Electronic Materials, Inc.*                                     300             8,478
      Novellus Systems, Inc.*                                            1,600            31,424
      NVIDIA Corp.*                                                      3,000            32,130
      ON Semiconductor Corp.*                                            3,800            25,688
      Xilinx, Inc.                                                       1,500            35,175
                                                                                 ---------------
                                                                                       1,147,492
                                                                                 ---------------
      SOFTWARE -- 8.8%
      Adobe Systems, Inc.*                                               3,100           122,357
      BMC Software, Inc.*                                                7,000           200,410
      CA, Inc.                                                           3,500            69,860
      Citrix Systems, Inc.*                                              5,200           131,352
      Compuware Corp.*                                                   3,400            32,946
      Electronic Arts, Inc.*                                             8,700           321,813
      FactSet Research Systems, Inc.                                       600            31,350
      Microsoft Corp.                                                   49,900         1,331,831
      Oracle Corp.*                                                     19,400           394,014
                                                                                 ---------------
                                                                                       2,635,933
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                        9,400,464
                                                                                 ---------------
   MATERIALS -- 2.9%
      CHEMICALS -- 2.3%
      FMC Corp.                                                            800            41,112
      Monsanto Co.                                                       2,800           277,144
      Praxair, Inc.                                                        800            57,392
      Sigma-Aldrich Corp.                                                1,400            73,388
      The Lubrizol Corp.                                                 4,800           207,072
      The Mosaic Co.                                                       600            40,824
                                                                                 ---------------
                                                                                         696,932
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.5%
      AptarGroup, Inc.                                                   3,200           125,152
      Crown Holdings, Inc.*                                              1,000            22,210
                                                                                 ---------------
                                                                                         147,362
                                                                                 ---------------
      METALS & MINING -- 0.1%
      United States Steel Corp.                                            500            38,805
                                                                                 ---------------
   TOTAL MATERIALS                                                                       883,099
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 0.1%
      WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
      NII Holdings, Inc.*                                                1,000            37,920
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                       37,920
                                                                                 ---------------
   UTILITIES -- 0.6%
      GAS UTILITIES -- 0.4%
      Equitable Resources, Inc.                                          3,600           132,084
                                                                                 ---------------
      MULTI-UTILITIES -- 0.2%
      CenterPoint Energy, Inc.                                           2,900            42,253
                                                                                 ---------------
   TOTAL UTILITIES                                                                       174,337
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $33,441,845)                                                              30,108,063
                                                                                 ---------------
TOTAL INVESTMENTS -- 100.2%
      (Cost $33,441,845)(1)                                                      $    30,108,063
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                                          (66,013)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    30,042,050
                                                                                 ===============

----------------
*    Non-income producing security.

(1) The cost for Federal income tax purposes is $33,485,061. At September 30, 2008 net unrealized depreciation was $3,376,998. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,204,033 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,581,031.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $30,108,063                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $30,108,063                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 99.7%
CONSUMER DISCRETIONARY -- 8.9%
   DISTRIBUTORS -- 1.1%
   Genuine Parts Co.                                                     7,400   $       297,554
                                                                                 ---------------
   HOTELS, RESTAURANTS & LEISURE -- 2.2%
   McDonald's Corp.                                                      9,100           561,470
                                                                                 ---------------
   HOUSEHOLD DURABLES -- 3.7%
   NVR, Inc.*                                                              900           514,800
   Snap-On, Inc.                                                         8,200           431,812
                                                                                 ---------------
                                                                                         946,612
                                                                                 ---------------
   MEDIA -- 1.2%
   The Walt Disney Co.                                                   9,800           300,762
                                                                                 ---------------
   SPECIALTY RETAIL -- 0.7%
   RadioShack Corp.                                                     10,000           172,800
                                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY                                                           2,279,198
                                                                                 ---------------
CONSUMER STAPLES -- 7.1%
   FOOD PRODUCTS -- 0.6%
   Kellogg Co.                                                           2,600           145,860
   Kraft Foods, Inc. - Class A                                             157             5,142
                                                                                 ---------------
                                                                                         151,002
                                                                                 ---------------
   HOUSEHOLD PRODUCTS -- 4.2%
   Church & Dwight Co., Inc.                                             6,000           372,540
   Kimberly-Clark Corp.                                                  7,600           492,784
   Procter & Gamble Co.                                                  2,900           202,101
                                                                                 ---------------
                                                                                       1,067,425
                                                                                 ---------------
   TOBACCO -- 2.3%
   Philip Morris International, Inc.                                     9,800           471,380
   Reynolds American, Inc.                                               2,200           106,964
                                                                                 ---------------
                                                                                         578,344
                                                                                 ---------------
TOTAL CONSUMER STAPLES                                                                 1,796,771
                                                                                 ---------------
ENERGY -- 17.5%
   ENERGY EQUIPMENT & SERVICES -- 1.5%
   SEACOR Holdings, Inc.*                                                5,000           394,750
                                                                                 ---------------
   OIL, GAS & CONSUMABLE FUELS -- 16.0%
   Apache Corp.                                                          1,400           145,992
   Chevron Corp.                                                        10,024           826,779
   Cimarex Energy Co.                                                      600            29,346
   ConocoPhillips                                                        7,200           527,400
   EOG Resources, Inc.                                                     900            80,514
   Exxon Mobil Corp.                                                    23,803         1,848,541
   Forest Oil Corp.*(1)                                                  3,700           183,520
   Marathon Oil Corp.                                                    5,700           227,259
   Noble Energy, Inc.                                                    1,000            55,590
   Occidental Petroleum Corp.                                              700            49,315
   Spectra Energy Corp.                                                  3,850            91,630
                                                                                 ---------------
                                                                                       4,065,886
                                                                                 ---------------
TOTAL ENERGY                                                                           4,460,636
                                                                                 ---------------
FINANCIALS -- 27.8%
   COMMERCIAL BANKS -- 5.8%
   BancorpSouth, Inc.                                                    9,600           270,048
   First Horizon National Corp.(1)                                       5,462            51,127
   U.S. Bancorp(1)                                                      20,900           752,818
   Valley National Bancorp                                               3,700            77,552
   Wells Fargo & Co.(1)                                                  8,500           319,005
                                                                                 ---------------
                                                                                       1,470,550
                                                                                 ---------------
   DIVERSIFIED FINANCIAL SERVICES -- 3.9%
   Bank of America Corp.                                                11,300           395,500
   Citigroup, Inc.(1)                                                   12,900           264,579

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
   Goldman Sachs Group, Inc.                                               700   $        89,600
   JPMorgan Chase & Co.                                                  4,879           227,849
   The NASDAQ OMX Group, Inc.*                                             100             3,057
                                                                                 ---------------
                                                                                         980,585
                                                                                 ---------------
   INSURANCE -- 12.3%
   Alleghany Corp.*(1)                                                   1,226           447,490
   Assurant, Inc.                                                        2,000           110,000
   Chubb Corp.                                                           9,200           505,080
   Lincoln National Corp.                                                6,370           272,700
   Loews Corp.(1)                                                        9,600           379,104
   Markel Corp.*                                                           300           105,450
   MetLife, Inc.                                                         6,921           387,576
   Reinsurance Group of America, Inc. - Class B*                           860            40,772
   The Travelers Cos., Inc.                                             11,500           519,800
   Wesco Financial Corp.                                                 1,050           374,850
                                                                                 ---------------
                                                                                       3,142,822
                                                                                 ---------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.4%
   AvalonBay Communities, Inc.                                           2,900           285,418
   Liberty Property Trust                                                1,100            41,415
   Public Storage                                                        2,100           207,921
   Regency Centers Corp.                                                 1,200            80,028
                                                                                 ---------------
                                                                                         614,782
                                                                                 ---------------
   THRIFTS & MORTGAGE FINANCE -- 3.4%
   Capitol Federal Financial                                            11,100           492,063
   People's United Financial, Inc.                                      20,000           385,000
                                                                                 ---------------
                                                                                         877,063
                                                                                 ---------------
TOTAL FINANCIALS                                                                       7,085,802
                                                                                 ---------------
HEALTH CARE -- 9.0%
   BIOTECHNOLOGY -- 0.1%
   Biogen Idec, Inc.*                                                      500            25,145
                                                                                 ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
   Beckman Coulter, Inc.                                                 5,700           404,643
   Cardinal Health, Inc.                                                 7,600           374,528
                                                                                 ---------------
                                                                                         779,171
                                                                                 ---------------
   HEALTH CARE PROVIDERS & SERVICES -- 0.1%
   CIGNA Corp.                                                             600            20,388
                                                                                 ---------------
   HEALTH CARE TECHNOLOGY -- 1.6%
   IMS Health, Inc.                                                     21,800           412,238
                                                                                 ---------------
   PHARMACEUTICALS -- 4.1%
   Johnson & Johnson                                                     5,000           346,400
   King Pharmaceuticals, Inc.*                                           5,800            55,564
   PerkinElmer, Inc.                                                    10,500           262,185
   Pfizer, Inc.                                                         13,900           256,316
   Wyeth                                                                 3,700           136,678
                                                                                 ---------------
                                                                                       1,057,143
                                                                                 ---------------
TOTAL HEALTH CARE                                                                      2,294,085
                                                                                 ---------------
INDUSTRIALS -- 8.7%
   AEROSPACE & DEFENSE -- 1.2%
   Precision Castparts Corp.                                             1,200            94,536
   Raytheon Co.                                                          3,700           197,987
                                                                                 ---------------
                                                                                         292,523
                                                                                 ---------------
   COMMERCIAL SERVICES & SUPPLIES -- 0.4%
   Copart, Inc.*                                                         2,700           102,600
                                                                                 ---------------
   INDUSTRIAL CONGLOMERATES -- 2.5%
   General Electric Co.                                                 25,300           645,150
                                                                                 ---------------
   MACHINERY -- 1.4%
   AGCO Corp.*                                                           1,400            59,654

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   Dover Corp.                                                           1,900   $        77,045
   Flowserve Corp.                                                       1,300           115,401
   Illinois Tool Works, Inc.                                             2,500           111,125
                                                                                 ---------------
                                                                                         363,225
                                                                                 ---------------
   PROFESSIONAL SERVICES -- 3.1%
   Avery Dennison Corp.                                                  5,100           226,848
   Avis Budget Group, Inc.*                                             11,600            66,584
   Equifax, Inc.                                                        14,400           496,080
                                                                                 ---------------
                                                                                         789,512
                                                                                 ---------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.1%
   GATX Corp.                                                              900            35,613
                                                                                 ---------------
TOTAL INDUSTRIALS                                                                      2,228,623
                                                                                 ---------------
INFORMATION TECHNOLOGY -- 2.5%
   COMPUTERS & PERIPHERALS -- 1.1%
   International Business Machines Corp.                                 1,400           163,744
   Sun Microsystems, Inc.*                                               7,500            57,000
   Western Digital Corp.*                                                2,300            49,036
                                                                                 ---------------
                                                                                         269,780
                                                                                 ---------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.1%
   AVX Corp.                                                            28,000           285,320
                                                                                 ---------------
   OFFICE ELECTRONICS -- 0.3%
   Zebra Technologies Corp. - Class A*                                   2,800            77,980
                                                                                 ---------------
TOTAL INFORMATION TECHNOLOGY                                                             633,080
                                                                                 ---------------
MATERIALS -- 5.6%
   CHEMICALS -- 5.0%
   Airgas, Inc.                                                          1,200            59,580
   Ashland, Inc.                                                         8,700           254,388
   FMC Corp.                                                             6,100           313,479
   PPG Industries, Inc.                                                    900            52,488
   RPM International, Inc.                                               5,500           106,370
   Sigma-Aldrich Corp.                                                   1,200            62,904
   The Dow Chemical Co.(1)                                               2,900            92,162
   The Lubrizol Corp.                                                    8,100           349,434
                                                                                 ---------------
                                                                                       1,290,805
                                                                                 ---------------
   CONTAINERS & PACKAGING -- 0.1%
   Temple-Inland, Inc.                                                   1,700            25,942
                                                                                 ---------------
   METALS & MINING -- 0.5%
   Nucor Corp.                                                           3,100           122,450
                                                                                 ---------------
TOTAL MATERIALS                                                                        1,439,197
                                                                                 ---------------
TELECOMMUNICATION SERVICES -- 5.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.7%
   AT&T, Inc.                                                           21,200           591,904
   Verizon Communications, Inc.                                         18,800           603,292
                                                                                 ---------------
                                                                                       1,195,196
                                                                                 ---------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   Sprint Nextel Corp.                                                  20,100           122,610
                                                                                 ---------------
TOTAL TELECOMMUNICATION SERVICES                                                       1,317,806
                                                                                 ---------------
UTILITIES -- 7.4%
   ELECTRIC UTILITIES -- 3.4%
   FirstEnergy Corp.                                                     5,900           395,241
   PPL Corp.                                                             8,400           310,968
   Sierra Pacific Resources Corp.                                        2,400            22,992
   Southern Co.                                                          3,400           128,146
                                                                                 ---------------
                                                                                         857,347
                                                                                 ---------------
   GAS UTILITIES -- 1.7%
   Atmos Energy Corp.                                                    8,000           212,960


                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   Equitable Resources, Inc.                                             6,000   $       220,080
                                                                                 ---------------
                                                                                         433,040
                                                                                 ---------------
   MULTI-UTILITIES -- 2.3%
   OGE Energy Corp.                                                     13,200           407,616
   SCANA Corp.                                                           1,800            70,074
   Vectren Corp.                                                         4,300           119,755
                                                                                 ---------------
                                                                                         597,445
                                                                                 ---------------
   TOTAL UTILITIES                                                                     1,887,832
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $24,467,264)                                                              25,423,030
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.2%
   BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Series                                              27,418            27,418
   BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series                                              27,418            27,418
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $54,836)                                                                      54,836
                                                                                 ---------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 7.9%
   INSTITUTIONAL MONEY MARKET TRUST -- 6.4%
      Institutional Money Market
      Trust, 3.13%, 10/01/08                                         1,619,602         1,619,602
                                                                                 ---------------
   TOTAL INSTITUTIONAL MONEY MARKET TRUST                                              1,619,602
                                                                                 ---------------
   TIME DEPOSIT -- 1.5%
      Barclays Time Deposit, 6.00%, 10/01/08                           195,593           195,593
      National Bank Canada Time Deposit,
      5.00%, 10/01/08                                                  195,593           195,593
                                                                                 ---------------
   TOTAL TIME DEPOSIT                                                                    391,186
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (Cost $2,010,788)                                                                2,010,788
                                                                                 ---------------
TOTAL INVESTMENTS -- 107.8%
   (Cost $26,532,888)+                                                           $    27,488,654(2)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.8)%                                       (1,997,707)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    25,490,947
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $26,548,714. At September 30, 2008, net unrealized appreciation was $939,940. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,295,677 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,355,737.

(1)  Security partially or fully on loan.

(2) At September 30, 2008, the market value of securities on loan for the Large-Cap Value Fund was $2,489,805.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $27,097,468                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                 391,186                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $27,488,654                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 98.3%
   CONSUMER DISCRETIONARY -- 11.7%
      AUTO COMPONENTS -- 0.4%
      ArvinMeritor, Inc.(1)                                              3,110   $        40,554
      Modine Manufacturing Co.                                           1,900            27,512
                                                                                 ---------------
                                                                                          68,066
                                                                                 ---------------
      AUTOMOBILES -- 0.1%
      Thor Industries, Inc.(1)                                             780            19,360
                                                                                 ---------------
      DISTRIBUTORS -- 0.1%
      LKQ Corp.*                                                         1,200            20,364
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 1.0%
      DeVry, Inc.                                                          200             9,908
      Matthews International Corp. - Class A                             1,300            65,962
      Strayer Education, Inc.                                              500           100,130
                                                                                 ---------------
                                                                                         176,000
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 2.2%
      AFC Enterprises, Inc.*                                             1,930            14,012
      Darden Restaurants, Inc.                                           3,120            89,325
      Domino's Pizza, Inc.*                                              6,170            74,904
      Texas Roadhouse, Inc.*                                             5,320            47,827
      Vail Resorts, Inc.*                                                1,600            55,920
      WMS Industries, Inc.*                                              3,085            94,308
                                                                                 ---------------
                                                                                         376,296
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 1.1%
      Ethan Allen Interiors, Inc.                                        2,010            56,320
      La-Z-Boy, Inc.                                                     3,950            36,814
      Meritage Homes Corp.*                                                390             9,633
      Palm Harbor Homes, Inc.*                                           2,210            21,901
      Skyline Corp.                                                      2,320            61,318
                                                                                 ---------------
                                                                                         185,986
                                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.6%
      Overstock.com, Inc.*                                               1,170            23,178
      PetMed Express, Inc.*                                              4,110            64,527
      Priceline.com, Inc.*                                                 100             6,843
                                                                                 ---------------
                                                                                          94,548
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.5%
      Callaway Golf Co.                                                  5,500            77,385
      Nautilus, Inc.*                                                    1,460             6,672
                                                                                 ---------------
                                                                                          84,057
                                                                                 ---------------
      MEDIA -- 1.2%
      Arbitron, Inc.                                                       740            33,071
      Interactive Data Corp.                                             3,990           100,628
      Journal Communications, Inc. - Class A                            11,466            55,954
      Lodgenet Entertainment Corp.*                                        900             1,827
      RCN Corp.*                                                           590             7,233
                                                                                 ---------------
                                                                                         198,713
                                                                                 ---------------
      MULTILINE RETAIL -- 0.6%
      99 Cents Only Stores*                                              2,360            25,889
      Dollar Tree Stores, Inc.*                                          1,885            68,539
                                                                                 ---------------
                                                                                          94,428
                                                                                 ---------------
      SPECIALTY RETAIL -- 2.3%
      Aeropostale, Inc.*                                                 2,000            64,220
      Conn's, Inc.*                                                        770            14,407
      Dress Barn, Inc.*                                                  1,600            24,464
      J. Crew Group, Inc.*                                               2,000            57,140
      Stage Stores, Inc.                                                 1,557            21,269
      The Buckle, Inc.                                                   1,000            55,540

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      The Cato Corp. - Class A                                           5,210   $        91,435
      The Gymboree Corp.*                                                1,950            69,225
                                                                                 ---------------
                                                                                         397,700
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
      G-III Apparel Group, Ltd.*                                         3,200            59,872
      The Timberland Co. - Class A*                                        970            16,849
      The Warnaco Group, Inc.*                                           1,200            54,348
      Unifirst Corp.                                                     1,300            56,017
      Wolverine World Wide, Inc.                                         2,955            78,189
                                                                                 ---------------
                                                                                         265,275
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                        1,980,793
                                                                                 ---------------
   CONSUMER STAPLES -- 5.5%
      BEVERAGES -- 0.7%
      National Beverage Corp.*                                          13,410           118,947
                                                                                 ---------------
      FOOD & STAPLES RETAILING -- 1.2%
      Arden Group, Inc. - Class A                                          310            45,142
      Casey's General Stores, Inc.                                         290             8,749
      Long's Drug Stores Corp.                                             470            35,551
      Susser Holdings Corp.*                                               890            13,403
      United Natural Foods, Inc.*                                        2,152            53,779
      Weis Markets, Inc.                                                 1,170            42,132
                                                                                 ---------------
                                                                                         198,756
                                                                                 ---------------
      FOOD PRODUCTS -- 2.1%
      Farmer Brothers Co.                                                  770            19,150
      Fresh Del Monte Produce, Inc.*                                     1,590            35,298
      Lance, Inc.                                                        6,000           136,140
      Ralcorp Holdings, Inc.*                                            2,480           167,177
                                                                                 ---------------
                                                                                         357,765
                                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 1.5%
      WD-40 Co.                                                          7,310           262,648
                                                                                 ---------------
      PERSONAL PRODUCTS -- 0.0%
      Mannatech, Inc.                                                      230               920
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                                939,036
                                                                                 ---------------
   ENERGY -- 5.4%
      ENERGY EQUIPMENT & SERVICES -- 1.2%
      Bronco Drilling Co., Inc.*                                         4,880            49,874
      Core Laboratories N.V.                                               400            40,528
      Hornbeck Offshore Services, Inc.*                                     95             3,669
      Pioneer Drilling Co.*                                                200             2,660
      RPC, Inc.                                                          4,210            59,192
      Willbros Group, Inc.*                                              2,020            53,530
                                                                                 ---------------
                                                                                         209,453
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 4.2%
      APCO Argentina, Inc.                                               4,050           114,655
      Aventine Renewable Energy Holdings, Inc.*                         11,380            35,961
      Berry Petroleum Co. - Class A                                        640            24,787
      Bill Barret Corp.*                                                 3,970           127,477
      Carrizo Oil & Gas, Inc.*                                           1,970            71,452
      Energy Partners, Ltd.*                                               850             7,370
      FX Energy, Inc.*                                                     400             2,976
      James River Coal Co.*                                              1,160            25,508
      McMoRan Exploration Co.*(1)                                        2,750            65,010
      Northern Oil And Gas, Inc.*                                        1,140             9,268
      Panhandle Oil and Gas, Inc. - Class A                                430            12,311
      Petroleum Development Corp.*                                         370            16,417
      Petroquest Energy, Inc.*                                           1,030            15,810
      Southern Union Co.                                                    --                 9

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Stone Energy Corp.*                                                  330   $        13,969
      Swift Energy Co.*                                                    200             7,738
      Toreador Resources Corp.*(1)                                       2,400            21,576
      Warren Resources, Inc.*                                           12,860           128,343
      Western Refining, Inc.(1)                                            890             8,998
                                                                                 ---------------
                                                                                         709,635
                                                                                 ---------------
   TOTAL ENERGY                                                                          919,088
                                                                                 ---------------
   FINANCIALS -- 17.4%
      CAPITAL MARKETS -- 1.3%
      Capital Southwest Corp.                                              210            29,830
      GFI Group, Inc.                                                    4,290            20,206
      Gladstone Capital Corp.(1)                                           440             6,706
      optionsXpress Holdings, Inc.                                       2,230            43,307
      Stifel Financial Corp.*                                            2,280           113,772
                                                                                 ---------------
                                                                                         213,821
                                                                                 ---------------
      COMMERCIAL BANKS -- 6.8%
      Amcore Financial, Inc.                                             2,894            26,770
      Bancfirst Corp.                                                      900            43,497
      Bank of Hawaii Corp.                                               2,000           106,900
      Capitol Bancorp, Ltd.                                                600            11,694
      Chemical Financial Corp.(1)                                        3,810           118,643
      CoBiz Financial, Inc.(1)                                             600             7,206
      Columbia Banking System, Inc.                                        520             9,220
      Cullen/Frost Bankers, Inc.                                         2,100           126,000
      CVB Financial Corp.                                                8,700           120,930
      First Community Bancshares, Inc.                                     500            18,760
      First Financial Bankshares, Inc.(1)                                  200            10,376
      FNB Corp.                                                          7,450           119,051
      Hancock Holding Co.                                                1,300            66,300
      NBT Bancorp, Inc.                                                    300             8,976
      Prosperity Bancshares, Inc.                                          900            30,591
      Provident Bankshares Corp.(1)                                        930             9,030
      S&T Bancorp, Inc.(1)                                                 200             7,366
      SCBT Financial Corp.                                                 370            13,912
      Sterling Financial Corp./Washington(1)                             3,200            46,400
      Susquehanna Bancshares, Inc.(1)                                    2,320            45,286
      The Colonial BancGroup, Inc.(1)                                    1,200             9,432
      The South Financial Group, Inc.                                    1,380            10,115
      Trustmark Corp.                                                    3,230            66,990
      UCBH Holdings, Inc.(1)                                             4,680            29,999
      Webster Financial Corp.                                            1,200            30,300
      Westamerica Bancorp(1)                                               150             8,630
      Western Alliance Bancorp*(1)                                       2,520            38,959
      Wintrust Financial Corp.                                             410            12,034
                                                                                 ---------------
                                                                                       1,153,367
                                                                                 ---------------
      CONSUMER FINANCE -- 0.2%
      Cash America International, Inc.                                     880            31,715
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.8%
      Asset Acceptance Capital Corp.*(1)                                 3,810            40,157
      NewStar Financial, Inc.*(1)                                        6,350            51,372
      PICO Holdings, Inc.*                                               1,010            36,269
                                                                                 ---------------
                                                                                         127,798
                                                                                 ---------------
      INSURANCE -- 1.9%
      AMBAC Financial Group, Inc.(1)                                     2,460             5,732
      Horace Mann Educators Corp.                                          520             6,692

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      LandAmerica Financial Group, Inc.                                  1,410   $        34,192
      Max Capital Group, Ltd.                                              720            16,726
      Navigators Group, Inc.*                                            1,040            60,320
      Odyssey Re Holdings Corp.                                            400            17,520
      ProAssurance Corp.*                                                  900            50,400
      Protective Life Corp.                                              3,300            94,083
      Stewart Information Services Corp.                                 1,200            35,700
                                                                                 ---------------
                                                                                         321,365
                                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 3.9%
      Agree Realty Corp.                                                 2,670            76,362
      Alexandria Real Estate Equities, Inc.                              1,000           112,500
      Entertainment Properties Trust                                       950            51,984
      Gramercy Capital Corp.                                             1,080             2,797
      LaSalle Hotel Properties                                           3,420            79,754
      LTC Properties, Inc.                                               2,950            86,494
      National Health Investors, Inc.                                    2,540            86,817
      National Retail Properties, Inc.(1)                                2,670            63,947
      PS Business Parks, Inc.                                              200            11,520
      Senior Housing Properties Trust                                    4,080            97,227
                                                                                 ---------------
                                                                                         669,402
                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE -- 2.5%
      Astoria Financial Corp.                                            4,900           101,577
      Brookline Bancorp, Inc.                                           10,380           132,760
      FirstFed Financial Corp.*(1)                                         400             3,136
      NewAlliance Bancshares, Inc.                                       7,400           111,222
      Northwest Bancorp, Inc.                                            2,630            72,430
      TrustCo Bank Corp. NY                                                800             9,368
                                                                                 ---------------
                                                                                         430,493
                                                                                 ---------------
   TOTAL FINANCIALS                                                                    2,947,961
                                                                                 ---------------
   HEALTH CARE -- 12.0%
      BIOTECHNOLOGY -- 2.7%
      Alexion Pharmaceuticals, Inc.*                                     1,000            39,300
      Allos Therapeutics, Inc.*                                         15,220           112,780
      Array Biopharma, Inc.*                                             1,680            12,902
      Cepheid, Inc.*                                                       220             3,043
      Cubist Pharmaceuticals, Inc.*                                      4,800           106,704
      Emergent Biosolutions, Inc.*                                       2,290            29,976
      Halozyme Therapeutics, Inc.*                                       5,310            38,976
      Idenix Pharmaceuticals, Inc.*                                      2,040            14,749
      PDL BioPharma, Inc.                                                  950             8,845
      Progenics Pharmaceuticals, Inc.*                                     640             8,518
      Theravance, Inc.*                                                  4,000            49,840
      United Therapeutics Corp.*                                           410            43,120
                                                                                 ---------------
                                                                                         468,753
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
      Abaxis, Inc.*                                                        200             3,940
      Align Technology, Inc.*                                              880             9,530
      Cyberonics, Inc.*                                                  1,140            19,380
      Edwards Lifesciences Corp.*                                        2,100           121,296
      Haemonetics Corp.*                                                   300            18,516
      Hologic, Inc.*                                                       200             3,866
      IDEXX Laboratories, Inc.*                                          1,765            96,722
      Immucor, Inc.*                                                     2,805            89,648
      Merit Medical Systems, Inc.*                                       3,400            63,818
      Stereotaxis, Inc.*                                                 1,750            10,588
      STERIS Corp.                                                       1,000            37,580
      The Cooper Cos., Inc.(1)                                           1,570            54,573

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   Vital Signs, Inc.                                                        50   $         3,695
   Zoll Medical Corp.*                                                     400            13,088
                                                                                 ---------------
                                                                                         546,240
                                                                                 ---------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.6%
   AMERIGROUP Corp.*                                                       400            10,096
   Athenahealth, Inc.*                                                   2,000            66,540
   Cardionet, Inc.*                                                        365             9,110
   Corvel Corp.*                                                         3,440            98,419
   Genoptix, Inc.*                                                       3,230           105,524
   Molina Healthcare, Inc.*(1)                                             980            30,380
   Pediatrix Medical Group, Inc.*                                        2,125           114,580
   PSS World Medical, Inc.*                                              6,260           122,070
   Psychiatric Solutions, Inc.*                                          1,435            54,458
                                                                                 ---------------
                                                                                         611,177
                                                                                 ---------------
   HEALTH CARE TECHNOLOGY -- 0.7%
   Allscripts Healthcare Solutions, Inc.                                   830            10,325
   Cerner Corp.*                                                         2,100            93,744
   Computer Programs & Systems, Inc.                                       300             8,685
   Eclipsys Corp.*                                                         200             4,190
                                                                                 ---------------
                                                                                         116,944
                                                                                 ---------------
   LIFE SCIENCES TOOLS & SERVICES -- 1.4%
   Affymetrix, Inc.*                                                     1,020             7,895
   Bio-Rad Laboratories, Inc. - Class A*                                   455            45,100
   Bruker Corp.*                                                           400             5,332
   Exelixis, Inc.*                                                       1,740            10,579
   PARAXEL International Corp.*                                          2,080            59,613
   Pharmaceutical Product Development, Inc.                              2,450           101,307
   Pharmanet Development Group, Inc.*                                      470             3,393
                                                                                 ---------------
                                                                                         233,219
                                                                                 ---------------
   PHARMACEUTICALS -- 0.4%
   Acura Pharmaceuticals, Inc.*                                          3,690            25,940
   Medicis Pharmaceutical Corp. - Class A                                  980            14,612
   Noven Pharmaceuticals, Inc.*                                            960            11,213
   Vivus, Inc.*                                                          1,400            11,116
                                                                                 ---------------
                                                                                          62,881
                                                                                 ---------------
TOTAL HEALTH CARE                                                                      2,039,214
                                                                                 ---------------
INDUSTRIALS -- 21.3%
   AEROSPACE & DEFENSE -- 1.1%
   AAR Corp.*                                                              400             6,636
   Hexcel Corp.*                                                         5,500            75,295
   Ladish Co., Inc.*                                                       785            15,896
   Moog, Inc. - Class A*                                                 2,055            88,119
                                                                                 ---------------
                                                                                         185,946
                                                                                 ---------------
   AIRLINES -- 1.1%
   Allegiant Travel Co.*                                                 5,010           176,953
   US Airways Group, Inc.*                                               1,940            11,698
                                                                                 ---------------
                                                                                         188,651
                                                                                 ---------------
   BUILDING PRODUCTS -- 0.2%
   Apogee Enterprises, Inc.                                                430             6,463
   Builders FirstSource, Inc.*(1)                                        2,870            17,191
   Gibraltar Industries, Inc.                                              420             7,858
   Simpson Manufacturing Co., Inc.(1)                                      300             8,127
                                                                                 ---------------
                                                                                          39,639
                                                                                 ---------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   COMMERCIAL SERVICES & SUPPLIES -- 3.8%
   Casella Waste Systems, Inc.*                                          2,216   $        26,016
   Clean Harbors, Inc.*                                                  1,660           112,133
   G & K Services, Inc. - Class A                                        4,092           135,241
   HNI Corp.                                                               870            22,046
   ICT Group, Inc.*                                                      1,170             9,418
   IKON Office Solutions, Inc.                                             530             9,015
   Knoll, Inc.                                                           3,925            59,346
   McGrath RentCorp                                                        270             7,781
   Mine Safety Appliances Co.                                            1,665            63,470
   PRG-Schultz International, Inc.*                                      1,080             9,677
   Rollins, Inc.                                                         1,800            34,164
   Waste Connections, Inc.*                                              4,600           157,780
                                                                                 ---------------
                                                                                         646,087
                                                                                 ---------------
   CONSTRUCTION & ENGINEERING -- 1.7%
   Granite Construction, Inc.                                            2,810           100,654
   Michael Baker Corp.*                                                    840            29,232
   Sterling Construction Co., Inc.*                                      9,720           157,464
                                                                                 ---------------
                                                                                         287,350
                                                                                 ---------------
   ELECTRICAL EQUIPMENT -- 4.3%
   American Superconductor Corp.*                                          400             9,428
   Belden, Inc.                                                          1,150            36,559
   Energy Conversion Devices, Inc.*                                      1,645            95,821
   Evergreen Solar, Inc.*                                                  140               773
   General Cable Corp.*                                                    780            27,791
   II-VI, Inc.*                                                            500            19,330
   Preformed Line Products Co.                                           4,090           238,611
   Regal-Beloit Corp.                                                      760            32,315
   Woodward Governor Co.                                                 7,320           258,176
                                                                                 ---------------
                                                                                         718,804
                                                                                 ---------------
   INDUSTRIAL CONGLOMERATES -- 0.1%
   Seaboard Corp.                                                           10            12,570
                                                                                 ---------------
   MACHINERY -- 3.4%
   3-D Systems Corp.*                                                    1,080            15,390
   Badger Meter, Inc.                                                      380            17,841
   Barnes Group, Inc.                                                    2,590            52,370
   Blount International, Inc.*                                           7,050            78,466
   Briggs & Stratton Corp.                                               1,410            22,814
   Clarcor, Inc.                                                           800            30,360
   ESCO Technologies, Inc.*                                              1,195            57,563
   Kaydon Corp.(1)                                                       2,493           112,335
   Robbins & Myers, Inc.                                                 1,400            43,302
   The Gorman-Rupp Co.                                                   2,650            99,958
   Valmont Industries, Inc.                                                310            25,634
   Xerium Technologies, Inc.                                             2,000            12,880
                                                                                 ---------------
                                                                                         568,913
                                                                                 ---------------
   MARINE -- 0.6%
   Kirby Corp.*                                                          2,830           107,370
                                                                                 ---------------
   PROFESSIONAL SERVICES -- 2.7%
   CDI Corp.                                                             3,500            78,155
   FTI Consulting, Inc.*                                                   100             7,224
   Hudson Highland Group, Inc.*                                          1,070             7,437
   Korn/Ferry International, Inc.*                                       4,980            88,744
   Resources Connection, Inc.*                                             450            10,138
   The Advisory Board Co.*                                               2,125            64,090
   Watson Wyatt Worldwide, Inc. - Class A                                4,050           201,406
                                                                                 ---------------
                                                                                         457,194
                                                                                 ---------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      ROAD & RAIL -- 0.9%
      Genesee & Wyoming, Inc. - Class A*                                 1,350   $        50,652
      Landstar System, Inc.                                              1,760            77,546
      Old Dominion Freight Line, Inc.*                                     935            26,498
                                                                                 ---------------
                                                                                         154,696
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 1.4%
      Aceto Corp.                                                        9,320            89,379
      Beacon Roofing Supply, Inc.*                                       1,295            20,228
      Lawson Products, Inc.                                              1,650            45,622
      Watsco, Inc.                                                       1,635            82,208
                                                                                 ---------------
                                                                                         237,437
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                   3,604,657
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 17.7%
      COMMUNICATIONS EQUIPMENT -- 3.0%
      Adtran, Inc.                                                      12,080           235,439
      Arris Group, Inc.*                                                 1,020             7,885
      Blue Coat Systems, Inc.*                                             500             7,095
      Ceragon Networks, Ltd.*                                            1,955            14,447
      CommScope, Inc.*                                                     990            34,294
      Digi International, Inc.*                                            790             8,058
      Emulex Corp.*                                                      6,200            66,154
      Foundry Networks, Inc.*                                              420             7,648
      Hughes Communications, Inc.*                                       2,570            94,319
      Netgear, Inc.*                                                     1,260            18,900
      Orbcomm, Inc.*                                                     2,870            14,149
                                                                                 ---------------
                                                                                         508,388
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 1.2%
      Data Domain, Inc.*                                                 1,290            28,728
      Hutchinson Technology, Inc.*                                         540             6,253
      Netezza Corp.*                                                     2,000            21,220
      Novatel Wireless, Inc.*                                              610             3,697
      Palm, Inc.(1)                                                      3,080            18,387
      Rimage Corp.*                                                        760            10,610
      STEC, Inc.*(1)                                                     2,800            21,560
      Super Micro Computer, Inc.*                                        8,690            78,297
      Synaptics, Inc.*                                                     150             4,533
                                                                                 ---------------
                                                                                         193,285
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.8%
      Agilysys, Inc.                                                       590             5,953
      Anixter International, Inc.*                                         885            52,666
      Brightpoint, Inc.*                                                 1,310             9,432
      Checkpoint Systems, Inc.*                                          4,700            88,454
      Cognex Corp.                                                       2,600            52,416
      Echelon Corp.*                                                       830             8,200
      Electro Rent Corp.                                                10,080           135,375
      FLIR Systems, Inc.*                                                  500            19,210
      Insight Enterprises, Inc.*                                         2,110            28,295
      Itron, Inc.*                                                          20             1,771
      OSI Systems, Inc.*                                                 2,835            66,651
                                                                                 ---------------
                                                                                         468,423
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 3.2%
      Ariba, Inc.*                                                       2,020            28,543
      Chordiant Software, Inc.*                                          2,190            11,235
      Equinix, Inc.*                                                       805            55,915
      Interwoven, Inc.*                                                  8,427           118,989
      ModusLink Global Solutions, Inc.*                                 11,110           106,767
      SAVVIS, Inc.*                                                      1,770            23,789
      Skillsoft PLC - ADR*                                              11,325           118,459

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Sohu.com, Inc.*                                                      220   $        12,265
      TechTarget, Inc.*                                                  8,260            57,820
      ValueClick, Inc.*                                                    970             9,923
                                                                                 ---------------
                                                                                         543,705
                                                                                 ---------------
      IT SERVICES -- 2.6%
      Acxiom Corp.                                                         590             7,399
      Cass Information Systems, Inc.                                     1,500            53,775
      CSG Systems International, Inc.*                                     720            12,622
      ExlService Holdings, Inc.*                                           310             2,722
      Gevity HR, Inc.                                                    1,370             9,974
      Global Payments, Inc.                                              3,640           163,290
      Perot Systems Corp. - Class A*                                     6,510           112,948
      Teletech Holdings, Inc.*                                           4,250            52,870
      VeriFone Holdings, Inc.*                                           1,360            22,494
                                                                                 ---------------
                                                                                         438,094
                                                                                 ---------------
      OFFICE ELECTRONICS -- 0.3%
      Zebra Technologies Corp. - Class A*                                2,070            57,650
                                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
      Brooks Automation, Inc.*                                             770             6,437
      Formfactor, Inc.*                                                    540             9,407
      Kulicke & Soffa Industries, Inc.*                                  1,570             7,081
      Microsemi Corp.*                                                   3,845            97,970
      Pericom Semiconductor Corp.*                                       4,400            46,200
      Photronics, Inc.*                                                  1,050             1,974
      Rudolph Technologies, Inc.*                                        1,110             9,302
      Tessera Techonologies, Inc.*                                         610             9,967
      Veeco Instruments, Inc.*                                           5,800            85,898
                                                                                 ---------------
                                                                                         274,236
                                                                                 ---------------
      SOFTWARE -- 3.0%
      ACI Worldwide, Inc.*                                               2,440            42,749
      ANSYS, Inc.*                                                       2,700           102,249
      Concur Technologies, Inc.*                                           900            34,434
      Magma Design Automation, Inc.*                                     1,600             6,432
      MICROS Systems, Inc.*                                              3,225            85,978
      Perfect World Co., Ltd. - ADR*                                       360             8,078
      PROS Holdings, Inc.*                                               2,140            20,095
      Renaissance Learning, Inc.                                        13,340           173,287
      Sonic Solutions, Inc.*                                             1,120             4,928
      Synchronoss Technologies, Inc.*                                    1,090            10,257
      Take-Two Interactive Software, Inc.                                  200             3,280
      Vasco Data Security International, Inc.*                           1,580            16,369
                                                                                 ---------------
                                                                                         508,136
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                        2,991,917
                                                                                 ---------------
   MATERIALS -- 4.0%
      CHEMICALS -- 1.1%
      Airgas, Inc.                                                       3,040           150,936
      Hercules, Inc.(1)                                                    630            12,468
      Innophos Holdings, Inc.                                              420            10,239
      OM Group, Inc.*                                                      290             6,525
                                                                                 ---------------
                                                                                         180,168
                                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.5%
      Texas Industries, Inc.(1)                                          2,020            82,537
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.9%
      Greif, Inc. - Class A                                              1,802           118,247
      Rock-Tenn Co. - Class A                                              260            10,395

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Silgan Holdings, Inc.                                                540   $        27,589
                                                                                 ---------------
                                                                                         156,231
                                                                                 ---------------
      METALS & MINING -- 1.5%
      A.M. Castle & Co.                                                  1,110            19,181
      Commercial Metals Co.                                              2,790            47,123
      Compass Minerals International, Inc.                               1,450            75,966
      Pan American Silver Corp.*                                           915            20,340
      Royal Gold, Inc.                                                   2,430            87,383
                                                                                 ---------------
                                                                                         249,993
                                                                                 ---------------
   TOTAL MATERIALS                                                                       668,929
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 0.9%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
      Cogent Communications Group, Inc.*                                   990             7,643
      Fairpoint Communications, Inc.(1)                                  3,170            27,484
      General Communication, Inc. - Class A*                               800             7,408
      Iowa Telecommunications Services, Inc.                             3,900            72,852
                                                                                 ---------------
                                                                                         115,387
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
      USA Mobility, Inc.*                                                3,470            38,170
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                      153,557
                                                                                 ---------------
   UTILITIES -- 2.4%
      ELECTRIC UTILITIES -- 1.3%
      Cleco Corp.                                                        4,150           104,788
      El Paso Electric Co.*                                              5,838           122,598
                                                                                 ---------------
                                                                                         227,386
                                                                                 ---------------
      GAS UTILITIES -- 0.4%
      Nicor, Inc.(1)                                                     1,300            57,655
      Piedmont Natural Gas Co.(1)                                          300             9,588
                                                                                 ---------------
                                                                                          67,243
                                                                                 ---------------
      MULTI-UTILITIES -- 0.7%
      Avista Corp.                                                       5,410           117,451
                                                                                 ---------------
   TOTAL UTILITIES                                                                       412,080
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $16,329,207)                                                              16,657,232
                                                                                 ---------------
EXCHANGE-TRADED FUND -- 1.0%
      iShares Russell 2000 Growth Index Fund
         (Cost $184,222)                                                 2,500           176,800
                                                                                 ---------------
   TOTAL EXCHANGE-TRADED FUND
      (Cost $184,222)                                                                    176,800
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.6%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                           54,412            54,412
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                           54,410            54,410
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $108,822)                                                                    108,822
                                                                                 ---------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 5.5%
      Barclays Time Deposit                                            198,017   $       198,017
      Institutional Money Market Trust                                 535,874           535,874
      National Bank Canada Time Deposit                                198,017           198,017
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      (Cost $931,908)                                                                    931,908
                                                                                 ---------------
TOTAL INVESTMENTS -- 105.4%
   (Cost $17,554,159)+                                                           $    17,874,762(2)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.4)%                                         (921,389)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    16,953,373
                                                                                 ===============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $17,708,715. At September 30, 2008, net unrealized appreciation was $166,047. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,645,172 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,479,125.

(1)  Security partially or fully on loan.

(2) At September 30, 2008, the market value of securities on loan for the Small-Cap Core Fund was $1,110,160.

ADR - American Depository Receipt


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $17,478,728                      $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                396,034                        --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                        --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $17,874,762                      $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 95.1%
   CONSUMER DISCRETIONARY -- 9.3%
      AUTO COMPONENTS -- 1.0%
      Autoliv, Inc.                                                      9,200   $       310,500
      BorgWarner, Inc.                                                     482            15,795
      Federal-Mogul Corp.*                                                 194             2,435
      Gentex Corp.                                                         409             5,849
      Johnson Controls, Inc.                                            53,832         1,632,724
      The Goodyear Tire & Rubber Co.*                                    8,180           125,236
      TRW Automotive Holdings Corp.*                                       348             5,537
      WABCO Holdings, Inc.                                                 316            11,230
                                                                                 ---------------
                                                                                       2,109,306
                                                                                 ---------------
      AUTOMOBILES -- 0.2%
      Ford Motor Co.*                                                   43,353           225,435
      General Motors Corp.                                               6,535            61,756
      Harley-Davidson, Inc.                                              1,472            54,906
      Thor Industries, Inc.                                                508            12,608
                                                                                 ---------------
                                                                                         354,705
                                                                                 ---------------
      DISTRIBUTORS -- 0.0%
      Genuine Parts Co.                                                    840            33,776
      LKQ Corp.*                                                           400             6,788
                                                                                 ---------------
                                                                                          40,564
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 0.4%
      Apollo Group, Inc. - Class A*                                      3,409           202,154
      Career Education Corp.*                                            1,155            18,884
      DeVry, Inc.                                                          110             5,449
      H&R Block, Inc.                                                   21,377           486,327
      Hillenbrand, Inc.                                                     52             1,048
      ITT Educational Services, Inc.*                                      158            12,784
      Service Corp. International                                        1,666            13,928
      Strayer Education, Inc.                                               40             8,010
      Weight Watchers International, Inc.                                  455            16,653
                                                                                 ---------------
                                                                                         765,237
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 2.0%
      Boyd Gaming Corp.                                                    790             7,394
      Brinker International, Inc.                                       12,121           216,845
      Burger King Holdings, Inc.                                           330             8,105
      Carnival Corp.                                                     3,294           116,443
      Chipotle Mexican Grill, Inc. - Class A*                              220            12,208
      Choice Hotels International, Inc.                                    484            13,116
      Darden Restaurants, Inc.                                             735            21,043
      International Game Technology                                      1,730            29,721
      International Speedway Corp. - Class A                               270            10,506
      Interval Leisure Group, Inc.*                                        235             2,444
      Las Vegas Sands Corp.*                                               690            24,916
      Marriott International, Inc. - Class A                             1,489            38,848
      McDonald's Corp.                                                  53,143         3,278,923
      MGM MIRAGE*                                                          878            25,023
      Orient-Express Hotels, Ltd.                                          221             5,333
      Panera Bread Co.*                                                    185             9,417
      Penn National Gaming, Inc.*                                          276             7,333
      Royal Caribbean Cruises, Ltd.                                      1,135            23,551
      Scientific Games Corp.*                                              429             9,876
      Starbucks Corp.*                                                   2,871            42,692

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Starwood Hotels & Resorts Worldwide, Inc.                          1,089   $        30,644
      The Cheesecake Factory, Inc.*                                        370             5,409
      Tim Hortons, Inc.                                                    530            15,704
      Wyndham Worldwide Corp.                                           19,173           301,208
      Wynn Resorts, Ltd.                                                 1,877           153,238
      Yum! Brands, Inc.                                                  1,816            59,220
                                                                                 ---------------
                                                                                       4,469,160
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 0.5%
      Black & Decker Corp.                                                 490            29,767
      Centex Corp.                                                         820            13,284
      D.R. Horton, Inc.                                                  1,670            21,743
      Fortune Brands, Inc.                                                 894            51,280
      Garmin, Ltd.*                                                        677            22,977
      Harman International Industries, Inc.                                466            15,877
      Jarden Corp.*                                                        699            16,391
      KB Home Co.                                                          770            15,154
      Leggett & Platt, Inc.                                              1,477            32,184
      Lennar Corp. - Class A                                             1,060            16,101
      M.D.C. Holdings, Inc.                                                 70             2,561
      Mohawk Industries, Inc.*                                             320            21,565
      Newell Rubbermaid, Inc.                                            2,293            39,577
      NVR, Inc.*                                                            13             7,436
      Pulte Homes, Inc.                                                    426             5,951
      Ryland Group, Inc.                                                   230             6,100
      Snap-On, Inc.                                                      7,451           392,370
      The Stanley Works                                                    540            22,540
      Toll Brothers, Inc.*                                                 560            14,129
      Whirlpool Corp.                                                    3,616           286,713
                                                                                 ---------------
                                                                                       1,033,700
                                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.2%
      Amazon.com, Inc.*                                                  1,254            91,241
      Expedia, Inc.*                                                     1,617            24,433
      HSN, Inc.*                                                           235             2,587
      Liberty Media Corp.- Interactive - Class A*                        2,331            30,093
      NutriSystem, Inc.                                                     90             1,595
      Priceline.com, Inc.*                                               4,645           317,857
      Ticketmaster*                                                        235             2,522
                                                                                 ---------------
                                                                                         470,328
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
      Brunswick Corp.                                                      440             5,628
      Eastman Kodak Co.                                                  2,101            32,313
      Hasbro, Inc.                                                         990            34,373
      Mattel, Inc.                                                       2,444            44,090
      Pool Corp.                                                           170             3,966
                                                                                 ---------------
                                                                                         120,370
                                                                                 ---------------
      MEDIA -- 2.2%
      Ascent Media Corp. - Class A*                                         18               452
      Cablevision Systems New York Group - Class A                       2,196            55,251
      CBS Corp. - Class B                                                8,620           125,680
      Central European Media Enterprises, Ltd. - Class A*                  168            10,987
      Clear Channel Outdoor Holdings, Inc. - Class A*                      291             3,981
      Comcast Corp. - Class A                                           24,020           471,513
      Comcast Corp. - Special Class A                                   37,650           742,458
      CTC Media, Inc.*                                                     294             4,410
      Discovery Communications, Inc. - Class A*                            185             2,636

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Discovery Communications, Inc. - Class C*                            185   $         2,620
      DISH Network Corp.*                                               12,152           255,192
      DreamWorks Animation SKG, Inc. - Class A*                            287             9,026
      E.W. Scripps Co. - Class A                                         3,737            26,421
      Gannett Co., Inc.                                                  2,996            50,662
      Harte-Hanks, Inc.                                                    210             2,178
      Idearc, Inc.                                                         180               225
      John Wiley & Sons, Inc. - Class A                                     34             1,375
      Lamar Advertising Co. - Class A*                                     555            17,144
      Liberty Global, Inc. - Class A*                                    3,146            95,324
      Liberty Media Corp. - Capital Class A*                               800            10,704
      Liberty Media Corp. - Entertainment Class A*                       1,590            39,702
      Marvel Entertainment, Inc.*                                        3,136           107,063
      Meredith Corp.                                                       240             6,730
      News Corp. - Class A                                              25,293           303,263
      Omnicom Group, Inc.                                                1,566            60,385
      R.H. Donnelley Corp.*                                              2,450             4,875
      Regal Entertainment Group - Class A                               10,215           161,193
      Scripps Networks Interactive, Inc.                                   643            23,347
      Sirius XM Radio, Inc.*                                            16,884             9,624
      The DIRECTV Group, Inc.*                                          13,149           344,109
      The Interpublic Group of Cos., Inc.*                              33,690           261,097
      The McClatchy Co. - Class A                                          450             1,980
      The McGraw-Hill Cos., Inc.                                         1,937            61,229
      The New York Times Co. - Class A                                   1,265            18,077
      The Walt Disney Co.                                               25,448           780,999
      The Washington Post Co. - Class B                                     30            16,703
      Time Warner Cable, Inc. - Class A*                                   878            21,248
      Time Warner, Inc.                                                 51,523           675,467
      Viacom, Inc. - Class B*                                            3,910            97,124
      Virgin Media, Inc.                                                 1,886            14,899
      Warner Music Group Corp.                                           1,037             7,881
                                                                                 ---------------
                                                                                       4,905,234
                                                                                 ---------------
      MULTILINE RETAIL -- 0.5%
      Big Lots, Inc.*                                                      234             6,512
      Dollar Tree Stores, Inc.*                                            251             9,126
      Family Dollar Stores, Inc.                                           796            18,865
      J.C. Penney Co., Inc.                                             13,357           445,322
      Kohl's Corp.*                                                      1,404            64,696
      Macy's, Inc.                                                       9,914           178,254
      Nordstrom, Inc.                                                    1,075            30,982
      Saks, Inc.*                                                        1,199            11,091
      Sears Holdings Corp.*                                                613            57,316
      Target Corp.                                                       7,739           379,598
                                                                                 ---------------
                                                                                       1,201,762
                                                                                 ---------------
      SPECIALTY RETAIL -- 1.4%
      Abercrombie & Fitch Co. - Class A                                    262            10,336
      Advance Auto Parts, Inc.                                             438            17,371
      American Eagle Outfitters, Inc.                                    1,266            19,306
      AnnTaylor Stores Corp.*                                              364             7,513

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      AutoNation, Inc.*                                                  2,022   $        22,727
      AutoZone, Inc.*                                                    2,244           276,775
      Barnes & Noble, Inc.                                                 240             6,259
      Bed Bath & Beyond, Inc.*                                           1,228            38,571
      Best Buy Co., Inc.                                                 1,635            61,312
      Carmax, Inc.*                                                        562             7,868
      Chico's FAS, Inc.*                                                   340             1,860
      Circuit City Stores, Inc.                                          1,631             1,240
      Coldwater Creek, Inc.*                                               340             1,969
      Dick's Sporting Goods, Inc.*                                         546            10,691
      Foot Locker, Inc.                                                  1,340            21,654
      GameStop Corp. - Class A*                                            478            16,352
      Guess?, Inc.                                                         277             9,637
      Limited Brands, Inc.                                               1,997            34,588
      Lowe's Cos., Inc.                                                 46,207         1,094,644
      O'Reilly Automotive, Inc.*                                           564            15,098
      Office Depot, Inc.*                                                2,940            17,111
      OfficeMax, Inc.                                                      599             5,325
      Penske Auto Group, Inc.                                              192             2,202
      PetSmart, Inc.                                                       463            11,441
      RadioShack Corp.                                                   1,320            22,810
      Ross Stores, Inc.                                                    446            16,417
      Staples, Inc.                                                      3,042            68,445
      The Gap, Inc.                                                     34,554           614,370
      The Home Depot, Inc.                                              15,638           404,868
      The Sherwin-Williams Co.                                             708            40,469
      The TJX Cos., Inc.                                                 1,632            49,809
      Tiffany & Co.                                                        459            16,304
      Tractor Supply Co.*                                                   80             3,364
      Urban Outfitters, Inc.*                                            2,818            89,810
      Williams-Sonoma, Inc.                                                694            11,229
                                                                                 ---------------
                                                                                       3,049,745
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
      Coach, Inc.*                                                       1,483            37,134
      Hanesbrands, Inc.*                                                   581            12,637
      Jones Apparel Group, Inc.                                         11,013           203,851
      Liz Claiborne, Inc.                                                1,401            23,018
      NIKE, Inc. - Class B                                              21,923         1,466,649
      Phillips-Van Heusen Corp.                                            136             5,156
      Polo Ralph Lauren Corp.                                              376            25,057
      V.F. Corp.                                                           540            41,747
                                                                                 ---------------
                                                                                       1,815,249
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                       20,335,360
                                                                                 ---------------
   CONSUMER STAPLES -- 14.5%
      BEVERAGES -- 3.7%
      Anheuser-Busch Cos., Inc.                                          3,244           210,471
      Brown-Forman Corp. - Class B                                         300            21,543
      Central European Distribution Corp.*                                  60             2,725
      Coca-Cola Enterprises, Inc.                                        2,198            36,861
      Constellation Brands, Inc. Class A*                                5,329           114,360
      Dr Pepper Snapple Group, Inc.*                                       720            19,066
      Hansen Natural Corp.*                                                480            14,520
      Molson Coors Brewing Co. - Class B                                 5,060           236,555
      Pepsi Bottling Group, Inc.                                           972            28,353
      PepsiAmericas, Inc.                                                4,621            95,747
      PepsiCo, Inc.                                                     49,031         3,494,439
      The Coca-Cola Co.                                                 71,688         3,790,861
                                                                                 ---------------
                                                                                       8,065,501
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      FOOD & STAPLES RETAILING -- 4.7%
      BJ's Wholesale Club, Inc.*                                        12,510   $       486,139
      Costco Wholesale Corp.                                            20,647         1,340,610
      CVS Caremark Corp.                                                95,135         3,202,244
      Rite Aid Corp.*                                                    2,307             1,938
      Safeway, Inc.                                                      1,600            37,952
      SUPERVALU, Inc.                                                    1,156            25,085
      Sysco Corp.                                                       12,850           396,165
      The Kroger Co.                                                    16,796           461,554
      Wal-Mart Stores, Inc.                                             69,544         4,164,990
      Walgreen Co.                                                       4,240           131,270
      Whole Foods Market, Inc.                                           1,099            22,013
                                                                                 ---------------
                                                                                      10,269,960
                                                                                 ---------------
      FOOD PRODUCTS -- 1.3%
      Archer-Daniels-Midland Co.                                         2,710            59,376
      Bunge, Ltd.                                                          430            27,167
      Campbell Soup Co.                                                  1,476            56,974
      ConAgra Foods, Inc.                                                3,250            63,245
      Corn Products International, Inc.                                  2,740            88,447
      Dean Foods Co.*                                                    7,189           167,935
      Del Monte Foods Co.                                                  669             5,218
      General Mills, Inc.                                                6,882           472,931
      H.J. Heinz Co.                                                     1,577            78,803
      Hormel Foods Corp.                                                   510            18,503
      Kellogg Co.                                                        1,581            88,694
      Kraft Foods, Inc. - Class A                                       40,483         1,325,818
      McCormick & Co., Inc.                                                430            16,534
      Sara Lee Corp.                                                    17,046           215,291
      Smithfield Foods, Inc.*                                              743            11,799
      The Hershey Co.                                                    1,162            45,945
      The J.M. Smucker Co.                                                 394            19,972
      Tyson Foods, Inc. - Class A                                        1,740            20,776
      Wm. Wrigley Jr. Co.                                                  675            53,595
                                                                                 ---------------
                                                                                       2,837,023
                                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 3.5%
      Church & Dwight Co., Inc.                                          7,756           481,570
      Colgate-Palmolive Co.                                             15,648         1,179,077
      Energizer Holdings, Inc.*                                            311            25,051
      Kimberly-Clark Corp.                                               2,422           157,043
      Procter & Gamble Co.                                              82,828         5,772,283
      The Clorox Co.                                                       738            46,265
                                                                                 ---------------
                                                                                       7,661,289
                                                                                 ---------------
      PERSONAL PRODUCTS -- 0.3%
      Alberto-Culver Co.                                                10,259           279,455
      Avon Products, Inc.                                                5,017           208,557
      Bare Escentuals, Inc.*                                               218             2,370
      Estee Lauder Cos., Inc. - Class A                                    277            13,825
      Herbalife, Ltd.                                                    2,242            88,604
      NBTY, Inc.*                                                          407            12,014
                                                                                 ---------------
                                                                                         604,825
                                                                                 ---------------
      TOBACCO -- 1.0%
      Altria Group, Inc.                                                47,392           940,257
      Lorillard, Inc.                                                      880            62,612
      Philip Morris International, Inc.                                 21,166         1,018,085
      Reynolds American, Inc.                                            3,909           190,056
      UST, Inc.                                                            860            57,224
                                                                                 ---------------
                                                                                       2,268,234
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                             31,706,832
                                                                                 ---------------
   ENERGY -- 12.1%
      ENERGY EQUIPMENT & SERVICES -- 3.8%
      Atwood Oceanics, Inc.*                                               120             4,368

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Baker Hughes, Inc.                                                 7,283   $       440,913
      BJ Services Co.                                                    1,066            20,393
      Cameron International Corp.*                                      35,218         1,357,302
      Diamond Offshore Drilling, Inc.                                      306            31,536
      Dresser-Rand Group, Inc.*                                            458            14,413
      ENSCO International, Inc.                                            542            31,235
      Exterran Holdings, Inc.*                                             280             8,949
      FMC Technologies, Inc.*                                              403            18,760
      Global Industries, Ltd.*                                             585             4,060
      Halliburton Co.                                                   65,442         2,119,666
      Helix Energy Solutions Group, Inc.*                                  462            11,217
      Helmerich & Payne, Inc.                                              410            17,708
      IHS, Inc. - Class A*                                                 120             5,717
      Nabors Industries, Ltd.*                                             863            21,506
      National Oilwell Varco, Inc.*                                      7,921           397,872
      Noble Corp.                                                          799            35,076
      Oceaneering International, Inc.*                                     117             6,238
      Oil States International, Inc.*                                      310            10,959
      Patterson-UTI Energy, Inc.                                           765            15,315
      Pride International, Inc.*                                           613            18,151
      Rowan Cos., Inc.                                                     409            12,495
      Schlumberger, Ltd.                                                38,512         3,007,402
      SEACOR Holdings, Inc.*                                             3,834           302,694
      Smith International, Inc.                                            612            35,888
      SunPower Corp. - Class B*                                            129             8,918
      Superior Energy Services, Inc.*                                      202             6,290
      Tetra Technologies, Inc.*                                            369             5,111
      Tidewater, Inc.                                                    1,269            70,252
      Transocean, Inc.*                                                  2,863           314,472
      Unit Corp.*                                                          264            13,152
      Weatherford International, Ltd.*                                   1,960            49,274
                                                                                 ---------------
                                                                                       8,417,302
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 8.3%
      Alpha Natural Resources, Inc.*                                       200            10,286
      Anadarko Petroleum Corp.                                           1,985            96,292
      Apache Corp.                                                       5,260           548,513
      Arch Coal, Inc.                                                      469            15,425
      Cabot Oil & Gas Corp.                                                531            19,190
      Chesapeake Energy Corp.                                            2,139            76,705
      Chevron Corp.                                                     35,647         2,940,165
      Cimarex Energy Co.                                                 9,730           475,894
      CNX Gas Corp.*                                                       145             3,247
      ConocoPhillips                                                    29,217         2,140,145
      Consol Energy, Inc.                                                  610            27,993
      Continental Resources, Inc.*                                         126             4,943
      Denbury Resources, Inc.*                                             804            15,308
      Devon Energy Corp.                                                20,470         1,866,864
      El Paso Corp.                                                     48,980           624,985
      Encore Acquisition Co.*                                            2,566           107,207
      EOG Resources, Inc.                                                  970            86,776
      Exxon Mobil Corp.                                                 62,070         4,820,356
      Forest Oil Corp.*                                                    290            14,384
      Foundation Coal Holdings, Inc.                                       367            13,058
      Frontier Oil Corp.                                                   540             9,947
      Frontline, Ltd.                                                      858            41,244
      Hess Corp.                                                         4,964           407,445
      Holly Corp.                                                          356            10,296
      Marathon Oil Corp.                                                 3,868           154,217
      Mariner Energy, Inc.*                                                130             2,665
      Massey Energy Co.                                                    262             9,346
      McMoRan Exploration Co.*                                           7,096           167,749
      Murphy Oil Corp.                                                   7,352           471,557

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Newfield Exploration Co.*                                            390   $        12,476
      Noble Energy, Inc.                                                 1,296            72,045
      Occidental Petroleum Corp.                                        29,877         2,104,835
      Overseas Shipholding Group, Inc.                                      98             5,714
      Patriot Coal Corp.*                                                  280             8,134
      Peabody Energy Corp.                                                 822            36,990
      Petrohawk Energy Corp.*                                              720            15,574
      Pioneer Natural Resources Co.                                        379            19,814
      Plains Exploration & Production Co.*                               2,924           102,808
      Quicksilver Resources, Inc.*                                         638            12,524
      Range Resources Corp.                                                485            20,792
      SandRidge Energy, Inc.*                                              674            13,210
      Southern Union Co.                                                   575            11,874
      Southwestern Energy Co.*                                           1,048            32,006
      Spectra Energy Corp.                                               1,970            46,886
      St. Mary Land & Exploration Co.                                      440            15,686
      Sunoco, Inc.                                                         944            33,588
      Teekay Corp.                                                         270             7,123
      Tesoro Corp.                                                       1,492            24,603
      Valero Energy Corp.                                                3,493           105,838
      W&T Offshore, Inc.                                                 3,460            94,423
      Walter Industries, Inc.                                              149             7,070
      Western Refining, Inc.                                                40               404
      Whiting Petroleum Corp.*                                             120             8,551
      Williams Cos., Inc.                                                1,773            41,931
      XTO Energy, Inc.                                                   2,153           100,158
                                                                                 ---------------
                                                                                      18,137,259
                                                                                 ---------------
   TOTAL ENERGY                                                                       26,554,561
                                                                                 ---------------
   FINANCIALS -- 14.2%
      CAPITAL MARKETS -- 3.1%
      Affiliated Managers Group, Inc.*                                     285            23,612
      Allied Capital Corp.                                               3,104            33,523
      American Capital Ltd.                                              1,997            50,944
      Ameriprise Financial, Inc.                                         1,204            45,993
      BlackRock, Inc.                                                      182            35,399
      E*TRADE Group, Inc.*                                               5,738            16,066
      Eaton Vance Corp.                                                    545            19,200
      Federated Investors, Inc.                                            742            21,407
      Franklin Resources, Inc.                                             893            78,700
      GLG Partners, Inc.                                                   495             2,683
      Goldman Sachs Group, Inc.                                          3,990           510,720
      Invesco, Ltd.                                                      2,167            45,464
      Investment Technology Group, Inc.*                                14,134           430,098
      Janus Capital Group, Inc.                                          1,160            28,165
      Jefferies Group, Inc.                                              1,057            23,677
      Lazard, Ltd. - Class A                                               464            19,841
      Legg Mason, Inc.                                                     951            36,195
      Merrill Lynch & Co., Inc.                                          7,155           181,022
      MF Global, Ltd.*                                                   4,068            17,655
      Morgan Stanley                                                     6,272           144,256
      Northern Trust Corp.                                              10,117           730,447
      optionsXpress Holdings, Inc.                                       2,720            52,822
      Raymond James Financial, Inc.                                      8,581           283,001
      SEI Investments Co.                                                  413             9,169
      State Street Corp.                                                 7,580           431,150
      T.Rowe Price Group, Inc.                                           1,610            86,473
      TD Ameritrade Holding Corp.*                                      11,216           181,699
      The Bank of New York Mellon Corp.                                 25,162           819,778
      The Charles Schwab Corp.                                          89,864         2,336,464

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Waddell & Reed Financial, Inc. - Class A                             585   $        14,479
                                                                                 ---------------
                                                                                       6,710,102
                                                                                 ---------------
      COMMERCIAL BANKS -- 2.5%
      Associated Banc-Corp                                               1,415            28,229
      BancorpSouth, Inc.                                                   911            25,626
      Bank of Hawaii Corp.                                               9,000           481,050
      BB&T Corp.                                                         4,869           184,048
      BOK Financial Corp.                                                   10               484
      City National Corp.                                                  446            24,218
      Comerica, Inc.                                                     1,863            61,088
      Commerce Bancshares, Inc.                                            461            21,390
      Cullen/Frost Bankers, Inc.                                           320            19,200
      Fifth Third Bancorp                                                7,753            92,261
      First Citizens BancShares, Inc. - Class A                             10             1,790
      First Horizon National Corp.                                       3,226            30,195
      Fulton Financial Corp.                                             2,013            21,962
      Huntington Bancshares, Inc.                                        4,981            39,798
      KeyCorp.                                                           5,866            70,040
      M&T Bank Corp.                                                       584            52,122
      Marshall & Ilsley Corp.                                            2,526            50,899
      PNC Financial Services Group                                       2,365           176,666
      Popular, Inc.                                                      3,910            32,414
      Regions Financial Corp.                                            7,676            73,690
      SunTrust Banks, Inc.                                               2,997           134,835
      SVB Financial Group*                                               3,766           218,127
      Synovus Financial Corp.                                            4,034            41,752
      TCF Financial Corp.                                                1,730            31,140
      The Colonial BancGroup, Inc.                                         505             3,969
      U.S. Bancorp                                                      16,321           587,882
      UnionBanCal Corp.                                                    592            43,388
      Valley National Bancorp                                            1,140            23,894
      Webster Financial Corp.                                              514            12,979
      Wells Fargo & Co.                                                 75,314         2,826,534
      Whitney Holdings Corp.                                             1,000            24,250
      Zions Bancorp                                                        940            36,378
                                                                                 ---------------
                                                                                       5,472,298
                                                                                 ---------------
      CONSUMER FINANCE -- 0.7%
      American Express Co.                                              29,932         1,060,491
      AmeriCredit Corp.*                                                 1,100            11,143
      Capital One Financial Corp.                                        4,235           215,985
      Discover Financial Services                                       16,450           227,339
      SLM Corp.*                                                         2,898            35,761
      The First Marblehead Corp.                                           290               722
      The Student Loan Corp.                                               146            13,578
                                                                                 ---------------
                                                                                       1,565,019
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 3.5%
      Bank of America Corp.                                             67,153         2,350,355
      CIT Group, Inc.                                                    4,111            28,613
      Citigroup, Inc.                                                   89,732         1,840,403
      CME Group, Inc.                                                      299           111,081
      IntercontinentalExchange, Inc.*                                    2,508           202,345
      JPMorgan Chase & Co.                                              58,674         2,740,076
      Leucadia National Corp.                                              540            24,538
      Moody's Corp.                                                        570            19,380
      MSCI, Inc.*                                                          541            12,984
      NYSE Euronext, Inc.                                                1,276            49,994
      The NASDAQ OMX Group, Inc.*                                        9,972           304,844
                                                                                 ---------------
                                                                                       7,684,613
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      INSURANCE -- 3.0%
      ACE, Ltd.                                                          8,790   $       475,803
      AFLAC, Inc.                                                        3,099           182,066
      Alleghany Corp.*                                                      30            10,950
      Allied World Assurance Holdings, Ltd.                                200             7,104
      American Financial Group, Inc.                                     1,221            36,019
      American International Group, Inc.                                 6,840            22,777
      American National Insurance Co.                                       97             8,374
      AON Corp.                                                          4,873           219,090
      Arch Capital Group, Ltd.*                                          1,322            96,546
      Arthur J. Gallagher & Co.                                            660            16,936
      Assurant, Inc.                                                     3,615           198,825
      AXIS Capital Holdings, Ltd.                                        1,495            47,406
      Brown & Brown, Inc.                                                  520            11,242
      Chubb Corp.                                                       11,220           615,978
      Cincinnati Financial Corp.                                         1,756            49,941
      CNA Financial Corp.                                                1,566            41,092
      Conseco, Inc.*                                                     3,320            11,686
      Endurance Specialty Holdings, Ltd.                                   570            17,624
      Erie Indemnity Co. - Class A                                         212             8,961
      Everest Re Group, Ltd.                                               555            48,024
      Fidelity National Financial, Inc. - Class A                        1,880            27,636
      First American Corp.                                               1,020            30,090
      Genworth Financial, Inc. - Class A                                14,116           121,539
      Hanover Insurance Group, Inc. (The)                                  250            11,380
      Hartford Financial Services Group, Inc.                            2,801           114,813
      HCC Insurance Holdings, Inc.                                       1,100            29,700
      Lincoln National Corp.                                             2,087            89,344
      Loews Corp.                                                       11,748           463,929
      Markel Corp.*                                                         50            17,575
      Marsh & McLennan Cos., Inc.                                        2,860            90,834
      MBIA, Inc.                                                           940            11,186
      Mercury General Corp.                                                220            12,045
      MetLife, Inc.                                                     21,449         1,201,144
      Old Republic International Corp.                                   3,764            47,991
      OneBeacon Insurance Group, Ltd.                                       80             1,692
      PartnerRe, Ltd.                                                      490            33,364
      Philadelphia Consolidated Holding Corp.*                             344            20,148
      Principal Financial Group, Inc.                                    2,400           104,376
      Progressive Corp. (The)                                            5,182            90,167
      Protective Life Corp.                                              2,945            83,962
      Prudential Financial, Inc.                                         3,468           249,696
      Reinsurance Group of America - Class A                               550            29,700
      Reinsurance Group of America, Inc. - Class B*                      1,395            66,135
      RenaissanceRe Holdings, Ltd.                                         620            32,240
      StanCorp Financial Group, Inc.                                       350            18,200
      The Allstate Corp.                                                 5,164           238,164
      The Travelers Cos., Inc.                                          14,002           632,890
      Torchmark Corp.                                                      200            11,960
      TransAtlantic Holdings, Inc.                                         322            17,501
      Unitrin, Inc.                                                        763            19,029
      Unum Group                                                        11,430           286,893
      W.R. Berkley Corp.                                                 1,784            42,013





                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      White Mountains Insurance Group, Ltd.                                 50   $        23,488
      XL Capital, Ltd. - Class A                                         4,941            88,642
                                                                                 ---------------
                                                                                       6,485,910
                                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 1.1%
      Alexandria Real Estate Equities, Inc.                                110            12,375
      AMB Property Corp.                                                   570            25,821
      Annaly Mortgage Management, Inc.                                  10,862           146,094
      Apartment Investment & Management Co. - Class A                    7,559           264,716
      AvalonBay Communities, Inc.                                          418            41,140
      Boston Properties, Inc.                                              737            69,027
      Brandywine Realty Trust                                              989            15,854
      BRE Properties, Inc.                                                 459            22,491
      Camden Property Trust                                                518            23,755
      CapitalSource, Inc.                                                  860            10,578
      CBL & Associates Properties, Inc.                                    865            17,369
      Colonial Properties Trust                                            340             6,355
      Developers Diversified Realty Corp.                                1,006            31,880
      Digital Realty Trust, Inc.                                           230            10,868
      Douglas Emmett, Inc.                                                 800            18,456
      Duke Realty Corp.                                                  1,494            36,723
      Equity Residential                                                 1,658            73,632
      Essex Property Trust, Inc.                                           132            15,620
      Federal Realty Investment Trust                                      243            20,801
      General Growth Properties, Inc.                                    1,591            24,024
      Health Care Property Investors, Inc.                               1,284            51,527
      Health Care REIT, Inc.                                               481            25,604
      Hospitality Properties Trust                                       1,354            27,784
      Host Hotels & Resorts, Inc.                                        3,200            42,528
      HRPT Properties Trust                                              4,442            30,605
      iStar Financial, Inc.                                              2,332             6,063
      Kilroy Realty Corp.                                                  361            17,252
      Kimco Realty Corp.                                                 1,286            47,505
      Liberty Property Trust                                               806            30,346
      Mack-Cali Realty Corp.                                             3,636           123,151
      Nationwide Health Properties, Inc.                                   610            21,948
      Plum Creek Timber Co., Inc.                                          566            28,221
      ProLogis                                                           1,308            53,981
      Public Storage                                                     4,918           486,931
      Rayonier, Inc.                                                       386            18,277
      Regency Centers Corp.                                                388            25,876
      Simon Property Group, Inc.                                         1,220           118,340
      SL Green Realty Corp.                                                338            21,902
      Taubman Centers, Inc.                                                168             8,400
      The Macerich Co.                                                     542            34,498
      UDR, Inc.                                                          1,049            27,431
      Ventas, Inc.                                                       1,935            95,628
      Vornado Realty Trust                                                 827            75,216
      Washington Real Estate Investment Trust                            3,250           119,047
      Weingarten Realty, Inc.                                              720            25,682
                                                                                 ---------------
                                                                                       2,451,322
                                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
      CB Richard Ellis Group, Inc. - Class A*                            1,106            14,787
      Forest City Enterprises, Inc.                                        554            16,991

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Jones Lang LaSalle, Inc.                                              70   $         3,044
      The St. Joe Co.*                                                     692            27,050
                                                                                 ---------------
                                                                                          61,872
                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE -- 0.3%
      Astoria Financial Corp.                                            1,023            21,207
      Capitol Federal Financial                                            364            16,136
      Guaranty Financial Group, Inc.*                                      650             2,568
      Hudson City Bancorp, Inc.                                         17,452           321,990
      New York Community Bancorp, Inc.                                   2,394            40,195
      People's United Financial, Inc.                                    1,849            35,593
      Sovereign Bancorp, Inc.                                           38,555           152,292
      Tree.com, Inc.*                                                       39               188
      Washington Federal, Inc.                                           1,018            18,782
                                                                                 ---------------
                                                                                         608,951
                                                                                 ---------------
   TOTAL FINANCIALS                                                                   31,040,087
                                                                                 ---------------
   HEALTH CARE -- 13.1%
      BIOTECHNOLOGY -- 1.8%
      Abraxis Bioscience, Inc.*                                             39             2,689
      Amgen, Inc.*                                                      17,894         1,060,577
      Amylin Pharmaceuticals, Inc.*                                        986            19,937
      Biogen Idec, Inc.*                                                 7,500           377,175
      BioMarin Pharmaceutical, Inc.*                                       230             6,093
      Celgene Corp.*                                                     1,470            93,022
      Cephalon, Inc.*                                                      213            16,505
      Genentech, Inc.*                                                   1,678           148,805
      Genzyme Corp.*                                                       862            69,727
      Gilead Sciences, Inc.*                                            42,057         1,916,958
      ImClone Systems, Inc.*                                               146             9,116
      OSI Pharmaceuticals, Inc.*                                         3,923           193,365
      Vertex Pharmaceuticals, Inc.*                                        673            22,371
                                                                                 ---------------
                                                                                       3,936,340
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
      Advanced Medical Optics, Inc.*                                       546             9,708
      Baxter International, Inc.                                         7,595           498,460
      Beckman Coulter, Inc.                                                204            14,482
      Becton, Dickinson & Co.                                            6,030           483,968
      Boston Scientific Corp.*                                           6,151            75,473
      C.R. Bard, Inc.                                                      311            29,504
      Covidien, Ltd.                                                    20,660         1,110,681
      Dentsply International, Inc.                                         692            25,978
      Edwards Lifesciences Corp.*                                          123             7,104
      Gen-Probe, Inc.*                                                     117             6,207
      Hill-Rom Holdings, Inc.                                              232             7,032
      Hologic, Inc.*                                                     1,052            20,335
      Hospira, Inc.*                                                       758            28,956
      IDEXX Laboratories, Inc.*                                            336            18,413
      Intuitive Surgical, Inc.*                                            107            25,785
      Inverness Medical Innovations, Inc.*                                 456            13,680
      Kinetic Concepts, Inc.*                                              254             7,262
      Medtronic, Inc.                                                    7,211           361,271
      ResMed, Inc.*                                                        179             7,697
      St. Jude Medical, Inc.*                                            7,875           342,484
      Stryker Corp.                                                     35,504         2,211,899
      The Cooper Cos., Inc.                                                340            11,818
      Varian Medical Systems, Inc.*                                        400            22,852
      Zimmer Holdings, Inc.*                                               897            57,910
                                                                                 ---------------
                                                                                       5,398,959
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 1.6%
      Aetna, Inc.                                                        7,588           274,003

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      AMERIGROUP Corp.*                                                  3,583   $        90,435
      AmerisourceBergen Corp.                                              900            33,885
      Brookdale Senior Living, Inc.                                        408             8,972
      Cardinal Health, Inc.                                              1,889            93,090
      CIGNA Corp.                                                        1,706            57,970
      Community Health Systems, Inc.*                                      629            18,436
      Coventry Health Care, Inc.*                                        1,052            34,243
      DaVita, Inc.*                                                        504            28,733
      Express Scripts, Inc.*                                             6,708           495,184
      Health Management Associates, Inc. - Class A*                      4,974            20,692
      Health Net, Inc.*                                                    732            17,275
      Henry Schein, Inc.*                                                  362            19,490
      Humana, Inc.*                                                      3,881           159,897
      Laboratory Corp. of America Holdings*                                457            31,761
      LifePoint Hospitals, Inc.*                                        10,510           337,791
      Lincare Holdings, Inc.*                                              405            12,186
      McKesson Corp.                                                    17,095           919,882
      Medco Health Solutions, Inc.*                                      2,174            97,830
      Omnicare, Inc.                                                     5,914           170,146
      Patterson Cos., Inc.*                                                436            13,259
      Pediatrix Medical Group, Inc.*                                       130             7,010
      Quest Diagnostics, Inc.                                              752            38,856
      Tenet Healthcare Corp.*                                            1,900            10,545
      UnitedHealth Group, Inc.                                           8,477           215,231
      Universal Health Services, Inc. - Class B                          3,890           217,957
      VCA Antech, Inc.*                                                    405            11,935
      WellCare Health Plans, Inc.*                                         416            14,976
      WellPoint, Inc.*                                                   2,978           139,281
                                                                                 ---------------
                                                                                       3,590,951
                                                                                 ---------------
      HEALTH CARE TECHNOLOGY -- 0.0%
      Cerner Corp.*                                                        213             9,508
      HLTH Corp.*                                                          137             1,566
      IMS Health, Inc.                                                   1,260            23,827
                                                                                 ---------------
                                                                                          34,901
                                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.4%
      Applied Biosystems, Inc.                                             478            16,372
      Charles River Laboratories International, Inc.*                      138             7,663
      Covance, Inc.*                                                       290            25,639
      Illumina, Inc.*                                                    2,368            95,975
      Invitrogen Corp.*                                                  1,720            65,016
      Millipore Corp.*                                                     150            10,320
      PerkinElmer, Inc.                                                    268             6,692
      Pharmaceutical Product Development, Inc.                             341            14,100
      TECHNE Corp.*                                                         61             4,399
      Thermo Electron Corp.*                                            11,296           621,280
      Waters Corp.*                                                      1,886           109,728
                                                                                 ---------------
                                                                                         977,184
                                                                                 ---------------
      PHARMACEUTICALS -- 6.8%
      Abbott Laboratories                                               69,866         4,022,884
      Allergan, Inc.                                                    34,174         1,759,961
      Barr Pharmaceuticals, Inc.*                                          520            33,956
      Bristol-Myers Squibb Co.                                          15,254           318,046
      Eli Lilly & Co.                                                   16,216           713,990
      Endo Pharmaceuticals Holdings, Inc.*                                 309             6,180
      Forest Laboratories, Inc.*                                         1,373            38,828

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Johnson & Johnson                                                 39,357   $     2,726,653
      King Pharmaceuticals, Inc.*                                        1,950            18,681
      Merck & Co., Inc.                                                 23,723           748,698
      Mylan Laboratories, Inc.*                                          2,190            25,010
      Perrigo Co.                                                          230             8,846
      Pfizer, Inc.                                                      98,989         1,825,357
      Schering-Plough Corp.                                            103,072         1,903,740
      Sepracor, Inc.*                                                      774            14,172
      Warner Chilcott, Ltd.*                                               475             7,182
      Watson Pharmaceuticals, Inc.*                                        303             8,636
      Wyeth                                                             17,101           631,711
                                                                                 ---------------
                                                                                      14,812,531
                                                                                 ---------------
   TOTAL HEALTH CARE                                                                  28,750,866
                                                                                 ---------------
   INDUSTRIALS -- 8.8%
      AEROSPACE & DEFENSE -- 1.7%
      Alliant Techsystems, Inc.*                                         2,245           210,895
      BE Aerospace, Inc.*                                                  639            10,115
      General Dynamics Corp.                                             6,597           485,671
      Goodrich Corp.                                                     1,610            66,976
      Honeywell International, Inc.                                     12,551           521,494
      L-3 Communications Holdings, Inc.                                  1,498           147,283
      Lockheed Martin Corp.                                              1,655           181,504
      Northrop Grumman Corp.                                             1,832           110,909
      Precision Castparts Corp.                                            530            41,754
      Raytheon Co.                                                       2,122           113,548
      Rockwell Collins, Inc.                                               821            39,482
      Spirit Aerosystems Holdings, Inc. - Class A*                         740            11,892
      The Boeing Co.                                                     6,297           361,133
      United Technologies Corp.                                         22,923         1,376,756
                                                                                 ---------------
                                                                                       3,679,412
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS -- 0.6%
      C.H. Robinson Worldwide, Inc.                                        542            27,620
      Expeditors International Washington, Inc.                            828            28,848
      FedEx Corp.                                                        1,286           101,645
      United Parcel Service, Inc. - Class B                             19,904         1,251,763
      UTI Worldwide, Inc.                                                  554             9,429
                                                                                 ---------------
                                                                                       1,419,305
                                                                                 ---------------
      AIRLINES -- 0.1%
      AMR Corp.*                                                         3,274            32,151
      Continental Airlines, Inc. - Class B*                              1,479            24,670
      Copa Holdings SA                                                     122             3,965
      Delta Airlines Co.*                                                1,759            13,104
      Southwest Airlines Co.                                            13,422           194,753
      UAL Corp.                                                          2,310            20,305
      US Airways Group, Inc.*                                              320             1,930
                                                                                 ---------------
                                                                                         290,878
                                                                                 ---------------
      BUILDING PRODUCTS -- 0.0%
      Armstrong World Industries, Inc.                                     192             5,549
      Lennox International, Inc.                                            99             3,294
      Masco Corp.                                                        3,711            66,575
      Owens Corning, Inc.*                                                 663            15,852
      USG Corp.*                                                           457            11,699
                                                                                 ---------------
                                                                                         102,969
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.4%
      Allied Waste Industries, Inc.*                                     1,920            21,331
      Avery Dennison Corp.                                                 690            30,691

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Cintas Corp.                                                         730   $        20,958
      Copart, Inc.*                                                        120             4,560
      Corrections Corp. of America*                                        373             9,269
      Covanta Holding Corp.*                                               900            21,546
      HNI Corp.                                                            150             3,801
      Iron Mountain, Inc.*                                                 534            13,035
      Pitney Bowes, Inc.                                                 1,321            43,936
      R.R. Donnelley & Sons Co.                                         17,420           427,313
      Republic Services, Inc.                                              473            14,181
      Steelcase, Inc. - Class A                                            752             8,084
      Stericycle, Inc.*                                                    222            13,078
      The Brink's Co.                                                      144             8,787
      Waste Management, Inc.                                             7,627           240,174
                                                                                 ---------------
                                                                                         880,744
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 1.0%
      Aecom Technology Corp.*                                              400             9,776
      Fluor Corp.                                                       32,539         1,812,422
      Foster Wheeler, Ltd.*                                              3,967           143,248
      Jacobs Engineering Group, Inc.*                                      380            20,638
      KBR, Inc.                                                          7,400           112,998
      Quanta Services, Inc.*                                               788            21,284
      The Shaw Group, Inc.*                                                382            11,739
      URS Corp.*                                                           482            17,675
                                                                                 ---------------
                                                                                       2,149,780
                                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 1.0%
      AMETEK, Inc.                                                         334            13,617
      Cooper Industries, Ltd. - Class A                                    970            38,751
      Emerson Electric Co.                                              47,616         1,942,257
      First Solar, Inc.*                                                   134            25,314
      General Cable Corp.*                                                 277             9,870
      Hubbell, Inc. - Class B                                              273             9,569
      Rockwell Automation, Inc.                                            870            32,486
      Roper Industries, Inc.                                               392            22,328
      Sunpower Corp. - Class A*                                            170            12,058
      Thomas & Betts Corp.*                                                357            13,948
                                                                                 ---------------
                                                                                       2,120,198
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 2.0%
      3M Co.                                                             6,402           437,321
      Carlisle Cos., Inc.                                                  222             6,653
      General Electric Co.                                             138,214         3,524,457
      McDermott International, Inc.*                                       651            16,633
      Teleflex, Inc.                                                     3,111           197,517
      Textron, Inc.                                                      1,285            37,625
      Tyco International, Ltd.                                           4,022           140,851
                                                                                 ---------------
                                                                                       4,361,057
                                                                                 ---------------
      MACHINERY -- 0.9%
      AGCO Corp.*                                                        2,464           104,991
      Bucyrus International, Inc.                                          150             6,702
      Caterpillar, Inc.                                                  4,677           278,749
      Crane Co.                                                             30               891
      Cummins, Inc.                                                      5,343           233,596
      Danaher Corp.                                                        960            66,624
      Deere & Co.                                                        1,869            92,516
      Donaldson Co., Inc.                                                  169             7,083
      Dover Corp.                                                          973            39,455
      Eaton Corp.                                                        4,200           235,956
      Flowserve Corp.                                                      244            21,660
      Gardner Denver, Inc.*                                             10,710           371,851
      Graco, Inc.                                                           40             1,424
      Harsco Corp.                                                         375            13,946
      IDEX Corp.                                                           372            11,539
      Illinois Tool Works, Inc.                                          2,369           105,302

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Ingersoll Rand Co., Ltd. - Class A                                 1,692   $        52,740
      ITT Industries, Inc.                                                 828            46,045
      John BeanTechnologies Corp.*                                         164             2,076
      Joy Global, Inc.                                                     437            19,726
      Kennametal, Inc.                                                     357             9,682
      Lincoln Electric Holdings, Inc.                                      198            12,733
      Oshkosh Corp.                                                        889            11,699
      PACCAR, Inc.                                                       2,127            81,230
      Pall Corp.                                                           420            14,444
      Parker Hannifin Corp.                                                725            38,425
      Pentair, Inc.                                                        370            12,791
      SPX Corp.                                                            250            19,250
      Terex Corp.*                                                         509            15,535
      The Manitowoc Co., Inc.                                              216             3,359
      The Timken Co.                                                       690            19,562
      The Toro Co.                                                         394            16,272
      Trinity Industries, Inc.                                             446            11,476
      Valmont Industries, Inc.                                             100             8,269
                                                                                 ---------------
                                                                                       1,987,599
                                                                                 ---------------
      MARINE -- 0.0%
      Kirby Corp.*                                                         317            12,027
                                                                                 ---------------
      PROFESSIONAL SERVICES -- 0.1%
      Equifax, Inc.                                                        719            24,770
      FTI Consulting, Inc.*                                                200            14,448
      Manpower, Inc.                                                       495            21,364
      Monster Worldwide, Inc.*                                           1,016            15,149
      Robert Half International, Inc.                                      775            19,181
      The Corporate Executive Board Co.                                    294             9,187
      The Dun & Bradstreet Corp.                                           253            23,873
                                                                                 ---------------
                                                                                         127,972
                                                                                 ---------------
      ROAD & RAIL -- 0.9%
      Avis Budget Group, Inc.*                                           3,910            22,443
      Burlington Northern Santa Fe Corp.                                 1,318           121,823
      Con-way, Inc.                                                        354            15,615
      CSX Corp.                                                          8,932           487,419
      Hertz Global Holdings, Inc.*                                       3,278            24,815
      JB Hunt Transport Services, Inc.                                     178             5,940
      Kansas City Southern Industries, Inc.*                               277            12,288
      Landstar System, Inc.                                                210             9,253
      Norfolk Southern Corp.                                             3,792           251,068
      Ryder Systems, Inc.                                                6,798           421,476
      Union Pacific Corp.                                                7,334           521,887
      YRC Worldwide, Inc.*                                                 430             5,143
                                                                                 ---------------
                                                                                       1,899,170
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      Fastenal Co.                                                         470            23,213
      GATX Corp.                                                           280            11,080
      MSC Industrial Direct Co., Inc. - Class A                             27             1,244
      United Rentals, Inc.*                                             12,542           191,140
      W.W. Grainger, Inc.                                                  330            28,700
      WESCO International, Inc.*                                           287             9,236
                                                                                 ---------------
                                                                                         264,613
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                  19,295,724
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 16.1%
      COMMUNICATIONS EQUIPMENT -- 3.6%
      ADC Telecommunications, Inc.*                                         20               169

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Brocade Communications Systems, Inc.*                                515   $         2,997
      Ciena Corp.*                                                         663             6,683
      Cisco Systems, Inc.*                                              93,698         2,113,827
      CommScope, Inc.*                                                   2,431            84,210
      Corning, Inc.                                                      5,094            79,670
      EchoStar Corp.*                                                      297             7,158
      F5 Networks, Inc.*                                                   561            13,116
      Harris Corp.                                                         519            23,978
      JDS Uniphase Corp.*                                                  580             4,907
      Juniper Networks, Inc.*                                           74,524         1,570,221
      Motorola, Inc.                                                    16,886           120,566
      QUALCOMM, Inc.                                                    74,261         3,190,995
      Research in Motion, Ltd.*                                          9,200           628,360
      Tellabs, Inc.*                                                     4,174            16,946
                                                                                 ---------------
                                                                                       7,863,803
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 4.8%
      Apple Computer, Inc.*                                             22,254         2,529,390
      Dell, Inc.*                                                       21,364           352,079
      Diebold, Inc.                                                        525            17,383
      EMC Corp.*                                                         9,860           117,925
      Hewlett-Packard Co.                                               91,160         4,215,238
      International Business Machines Corp.                             22,125         2,587,740
      Lexmark International Group, Inc. - Class A*                       2,339            76,181
      NCR Corp.*                                                           358             7,894
      NetApp, Inc.*                                                      1,484            27,053
      QLogic Corp.*                                                        810            12,442
      SanDisk Corp.*                                                     1,334            26,080
      Seagate Technology                                                 3,041            36,857
      Sun Microsystems, Inc.*                                           20,267           154,029
      Teradata Corp.*                                                      948            18,486
      Western Digital Corp.*                                            17,203           366,768
                                                                                 ---------------
                                                                                      10,545,545
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
      Agilent Technologies, Inc.*                                        1,120            33,219
      Amphenol Corp. - Class A                                           6,717           269,620
      Arrow Electronics, Inc.*                                           5,483           143,764
      Avnet, Inc.*                                                       9,923           244,403
      AVX Corp.                                                            310             3,159
      Dolby Laboratories, Inc.*                                            221             7,777
      Flextronics International Ltd.*                                   10,974            77,696
      FLIR Systems, Inc.*                                                  400            15,368
      Ingram Micro, Inc. - Class A*                                      1,250            20,087
      Itron, Inc.*                                                         100             8,853
      Jabil Circuit, Inc.                                                1,127            10,752
      Mettler-Toledo International, Inc.*                                  178            17,444
      Molex, Inc.                                                          859            19,285
      National Instruments Corp.                                           343            10,307
      Tech Data Corp.*                                                     110             3,284
      Trimble Navigation, Ltd.*                                            380             9,827
      Tyco Electronics, Ltd.                                             1,680            46,469
      Vishay Intertechnology, Inc.*                                        770             5,097
                                                                                 ---------------
                                                                                         946,411
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 1.5%
      Akamai Technologies, Inc.*                                           638            11,127
      eBay, Inc.*                                                        5,159           115,459
      Equinix, Inc.*                                                        50             3,473
      Google, Inc. - Class A*                                            7,666         3,070,386
      IAC/InterActiveCorp.*                                              1,188            20,552

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Sohu.com, Inc.*                                                       20   $         1,115
      VeriSign, Inc.*                                                      588            15,335
      WebMD Health Corp. - Class A*                                        115             3,420
      Yahoo!, Inc.*                                                      6,021           104,163
                                                                                 ---------------
                                                                                       3,345,030
                                                                                 ---------------
      IT SERVICES -- 0.9%
      Accenture, Ltd. - Class A                                          2,528            96,064
      Acxiom Corp.                                                         310             3,887
      Affiliated Computer Services, Inc.*                                  358            18,125
      Alliance Data Systems Corp.*                                         306            19,394
      Automatic Data Processing, Inc.                                    9,825           420,019
      Broadridge Financial Solutions, Inc.                                  56               862
      Cognizant Technology Solutions Corp. - Class A*                      901            20,570
      Computer Sciences Corp.*                                           4,369           175,590
      Convergys Corp.*                                                   1,340            19,805
      DST Systems, Inc.*                                                   117             6,551
      Fidelity National Information Services, Inc.                       2,427            44,802
      Fiserv, Inc.*                                                        821            38,850
      Genpact, Ltd.*                                                       158             1,642
      Global Payments, Inc.                                                192             8,613
      Hewitt Associates, Inc.*                                             423            15,414
      Lender Processing Services, Inc.                                     492            15,016
      Mastercard, Inc.                                                   2,068           366,718
      Metavante Technologies, Inc.*                                        519             9,996
      NeuStar, Inc. - Class A*                                             666            13,247
      Paychex, Inc.                                                      1,760            58,133
      SAIC, Inc.*                                                        3,048            61,661
      The Western Union Co.                                             16,468           406,266
      Total System Services, Inc.                                        1,072            17,581
      Unisys Corp.*                                                      1,232             3,388
      VeriFone Holdings, Inc.*                                              10               165
      Visa, Inc.                                                         1,658           101,785
                                                                                 ---------------
                                                                                       1,944,144
                                                                                 ---------------
      OFFICE ELECTRONICS -- 0.3%
      Xerox Corp.                                                       44,812           516,682
      Zebra Technologies Corp. - Class A*                                  356             9,915
                                                                                 ---------------
                                                                                         526,597
                                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
      Advanced Micro Devices, Inc.*                                      1,280             6,720
      Altera Corp.                                                       7,108           146,993
      Analog Devices, Inc.                                               1,456            38,366
      Applied Materials, Inc.                                            5,966            90,266
      Atmel Corp.*                                                       4,217            14,296
      Broadcom Corp. - Class A*                                         15,812           294,577
      Cree, Inc.*                                                          825            18,793
      Cypress Semiconductor Corp.*                                         471             2,459
      Fairchild Semiconductor International, Inc.*                         222             1,974
      Integrated Device Technology, Inc.*                                  788             6,131
      Intel Corp.                                                       65,190         1,221,009
      International Rectifier Corp.*                                       399             7,589
      Intersil Holding Corp. - Class A                                     673            11,158
      KLA -Tencor Corp.                                                    871            27,567
      Lam Research Corp.*                                                  730            22,988
      Linear Technology Corp.                                            1,251            38,356
      LSI Logic Corp.*                                                   2,694            14,440

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Marvell Technology Group, Ltd.*                                    1,855   $        17,251
      MEMC Electronic Materials, Inc.*                                     801            22,636
      Microchip Technology, Inc.                                           969            28,518
      Micron Technology, Inc.*                                           3,780            15,309
      National Semiconductor Corp.                                      10,747           184,956
      Novellus Systems, Inc.*                                              681            13,375
      NVIDIA Corp.*                                                      2,364            25,318
      ON Semiconductor Corp.*                                            1,187             8,024
      Rambus, Inc.*                                                        462             5,937
      Silicon Laboratories, Inc.*                                          350            10,745
      Teradyne, Inc.*                                                   32,768           255,918
      Texas Instruments, Inc.                                            6,655           143,082
      Varian Semiconductor Equipment Associates, Inc.*                     549            13,791
      Xilinx, Inc.                                                      13,154           308,461
                                                                                 ---------------
                                                                                       3,017,003
                                                                                 ---------------
      SOFTWARE -- 3.2%
      Activision Blizzard, Inc.*                                         1,736            26,786
      Adobe Systems, Inc.*                                               1,992            78,624
      Amdocs, Ltd.*                                                        829            22,698
      ANSYS, Inc.*                                                         430            16,284
      Autodesk, Inc.*                                                      901            30,229
      BMC Software, Inc.*                                                  722            20,671
      CA, Inc.                                                           1,683            33,593
      Cadence Design Systems, Inc.*                                      2,427            16,406
      Check Point Software Technologies, Ltd.*                           1,673            38,044
      Citrix Systems, Inc.*                                                840            21,218
      Compuware Corp.*                                                   2,117            20,514
      Electronic Arts, Inc.*                                            39,893         1,475,642
      FactSet Research Systems, Inc.                                       364            19,019
      Fair Isaac & Co., Inc.                                               240             5,532
      Intuit, Inc.*                                                        965            30,504
      McAfee, Inc.*                                                        771            26,183
      Microsoft Corp.                                                   97,030         2,589,731
      Novell, Inc.*                                                     31,909           164,012
      Nuance Communications, Inc.*                                         460             5,607
      Oracle Corp.*                                                     70,290         1,427,590
      Red Hat, Inc.*                                                       513             7,731
      Salesforce.com, Inc.*                                              5,208           252,067
      Sybase, Inc.*                                                      6,943           212,595
      Symantec Corp.*                                                   23,210           454,452
      Synopsys, Inc.*                                                      600            11,970
      VMware, Inc.*                                                        226             6,021
                                                                                 ---------------
                                                                                       7,013,723
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                       35,202,256
                                                                                 ---------------
   MATERIALS -- 2.6%
      CHEMICALS -- 1.2%
      Air Products & Chemicals, Inc.                                       705            48,285
      Airgas, Inc.                                                         312            15,491
      Albemarle Corp.                                                      549            16,931
      Ashland, Inc.                                                      4,797           140,264
      Cabot Corp.                                                          633            20,117
      Celanese Corp. - Series A                                          8,282           231,151
      CF Industries Holdings, Inc.                                       3,488           319,012
      Chemtura Corp.                                                     1,283             5,850
      Cytec Industries, Inc.                                               290            11,284
      E.I. DuPont de Nemours & Co.                                      10,203           411,181
      Eastman Chemical Co.                                                 290            15,967
      Ecolab, Inc.                                                         590            28,627

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      FMC Corp.                                                            290   $        14,903
      International Flavors & Fragrances, Inc.                             446            17,599
      Intrepid Potash, Inc.*                                               276             8,319
      Monsanto Co.                                                       5,122           506,976
      Nalco Holding Co.                                                    555            10,290
      Olin Corp.                                                         5,215           101,171
      PPG Industries, Inc.                                               1,024            59,720
      Praxair, Inc.                                                      1,229            88,168
      Rohm & Haas Co.                                                      832            58,240
      RPM International, Inc.                                              640            12,378
      Sigma-Aldrich Corp.                                                  361            18,924
      Terra Industries, Inc.                                               346            10,172
      The Dow Chemical Co.                                               6,788           215,723
      The Lubrizol Corp.                                                   380            16,393
      The Mosaic Co.                                                     2,611           177,600
      The Scotts Miracle - Gro Co. - Class A                               640            15,130
      The Valspar Corp.                                                    797            17,765
      Westlake Chemical Corp.                                              530            11,146
                                                                                 ---------------
                                                                                       2,624,777
                                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.2%
      Cemex S.A.B.  de C.V. Sponsored ADR*                              22,099           380,545
      Eagle Materials, Inc.                                                434             9,709
      Martin Marietta Materials Corp.                                      184            20,604
      Vulcan Materials Co.                                                 607            45,221
                                                                                 ---------------
                                                                                         456,079
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.1%
      AptarGroup, Inc.                                                     250             9,778
      Ball Corp.                                                           558            22,035
      Bemis Co., Inc.                                                      750            19,658
      Crown Holdings, Inc.*                                                544            12,082
      Greif, Inc. - Class A                                                 90             5,906
      Owens-Illinois, Inc.*                                                402            11,819
      Packaging Corp.                                                      665            15,415
      Pactiv Corp.*                                                        780            19,367
      Sealed Air Corp.                                                   1,090            23,969
      Smurfit-Stone Container Corp.*                                     2,702            12,699
      Sonoco Products Co.                                                  584            17,333
      Temple-Inland, Inc.                                                2,180            33,267
                                                                                 ---------------
                                                                                         203,328
                                                                                 ---------------
      METALS & MINING -- 0.9%
      AK Steel Holding Corp.                                               220             5,702
      Alcoa, Inc.                                                       25,368           572,809
      Allegheny Technologies, Inc.                                         448            13,238
      Carpenter Technology Corp.                                           285             7,310
      Cleveland-Cliffs, Inc.                                             3,452           182,749
      Commercial Metals Co.                                                580             9,796
      Freeport-McMoRan Copper & Gold, Inc.                               1,821           103,524
      Newmont Mining Corp.                                               8,634           334,654
      Nucor Corp.                                                        1,486            58,697
      Reliance Steel & Aluminum Co.                                      7,615           289,142
      Southern Copper Corp.                                              2,904            55,408
      Steel Dynamics, Inc.                                               8,484           144,992
      Titanium Metals Corp.                                                667             7,564
      United States Steel Corp.                                          3,400           263,874
                                                                                 ---------------
                                                                                       2,049,459
                                                                                 ---------------
      PAPER & FOREST PRODUCTS -- 0.2%
      Domtar Corp.*                                                      6,054            27,848
      International Paper Co.                                            6,197           162,238

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Louisiana-Pacific Corp.                                              990   $         9,207
      MeadWestvaco Corp.                                                 3,982            92,820
      Weyerhaeuser Co.                                                   1,494            90,507
                                                                                 ---------------
                                                                                         382,620
                                                                                 ---------------
   TOTAL MATERIALS                                                                     5,716,263
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 2.1%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
      AT&T, Inc.                                                        86,975         2,428,342
      CenturyTel, Inc.                                                     830            30,420
      Embarq Corp.                                                      13,822           560,482
      Frontier Communications Corp.                                      5,876            67,574
      Level 3 Communications, Inc.*                                      4,592            12,398
      Qwest Communications International, Inc.                          32,506           104,994
      Verizon Communications, Inc.                                      31,432         1,008,653
      Windstream Corp.                                                   4,538            49,646
                                                                                 ---------------
                                                                                       4,262,509
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
      American Tower Corp. - Class A*                                    1,278            45,970
      Crown Castle International Corp.*                                    930            26,942
      Leap Wireless International, Inc.*                                   378            14,402
      MetroPCS Communications, Inc.*                                       875            12,241
      NII Holdings, Inc.*                                                3,422           129,762
      SBA Communications Corp. - Class A*                                  528            13,660
      Sprint Nextel Corp.                                               16,443           100,302
      Telephone & Data Systems, Inc.                                       428            15,301
      U.S. Cellular Corp.*                                                 115             5,396
                                                                                 ---------------
                                                                                         363,976
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                    4,626,485
                                                                                 ---------------
   UTILITIES -- 2.3%
      ELECTRIC UTILITIES -- 1.4%
      Allegheny Energy, Inc.                                               558            20,518
      American Electric Power Co., Inc.                                  7,394           273,800
      DPL, Inc.                                                          3,124            77,475
      Duke Energy Corp.                                                 16,481           287,264
      Edison International Co.                                           4,308           171,889
      Entergy Corp.                                                        970            86,340
      Exelon Corp.                                                      11,552           723,386
      FirstEnergy Corp.                                                  6,604           442,402
      FPL Group, Inc.                                                    4,140           208,242
      Great Plains Energy, Inc.                                            820            18,220
      Hawaiian Electric Industries, Inc.                                   460            13,391
      Northeast Utilities Co.                                              630            16,159
      Pepco Holdings, Inc.                                               1,140            26,117
      Pinnacle West Capital Corp.                                          965            33,206
      Portland General Electric Co.                                      7,386           174,753
      PPL Corp.                                                          1,231            45,572
      Progress Energy, Inc.                                              1,945            83,888
      Sierra Pacific Resources Corp.                                     1,764            16,899
      Southern Co.                                                       9,025           340,152
                                                                                 ---------------
                                                                                       3,059,673
                                                                                 ---------------
      GAS UTILITIES -- 0.1%
      AGL Resources, Inc.                                                  420            13,180
      Atmos Energy Corp.                                                   390            10,382
      Energen Corp.                                                        250            11,320

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
         Equitable Resources, Inc.                                         505   $        18,524
         National Fuel Gas Co.                                             380            16,028
         ONEOK, Inc.                                                       320            11,008
         Questar Corp.                                                     623            25,493
         UGI Corp.                                                         530            13,663
                                                                                 ---------------
                                                                                         119,598
                                                                                 ---------------
         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
         AES Corp.*                                                      6,561            76,698
         Calpine Corp.*                                                  1,090            14,170
         Constellation Energy Group, Inc.                                  756            18,371
         Dynegy, Inc. - Class A*                                         2,600             9,308
         Mirant Corp.*                                                     550            10,059
         NRG Energy, Inc.*                                                 826            20,443
         Reliant Energy, Inc.*                                           1,030             7,571
                                                                                 ---------------
                                                                                         156,620
                                                                                 ---------------
         MULTI-UTILITIES -- 0.7%
         Alliant Energy Corp.                                              520            16,749
         Ameren Corp.                                                    1,598            62,370
         CenterPoint Energy, Inc.                                       36,722           535,040
         CMS Energy Corp.                                               13,735           171,275
         Consolidated Edison, Inc.                                       1,993            85,619
         Dominion Resources, Inc.                                        2,711           115,977
         DTE Energy Co.                                                  1,070            42,928
         Integrys Energy Group, Inc.                                       200             9,988
         MDU Resources Group, Inc.                                         700            20,300
         NiSource, Inc.                                                  2,235            32,989
         NSTAR                                                             600            20,100
         OGE Energy Corp.                                                  330            10,190
         PG&E Corp.                                                      3,833           143,546
         Public Service Enterprise Group, Inc.                           5,047           165,491
         SCANA Corp.                                                       580            22,579
         Sempra Energy Co.                                               1,057            53,347
         TECO Energy, Inc.                                                 810            12,741
         Vectren Corp.                                                     250             6,963
         Wisconsin Energy Corp.                                            430            19,307
         Xcel Energy, Inc.                                               2,030            40,580
                                                                                 ---------------
                                                                                       1,588,079
                                                                                 ---------------
         WATER UTILITIES -- 0.0%
         Aqua America, Inc.                                                881            15,664
                                                                                 ---------------
      TOTAL UTILITIES                                                                  4,939,634
                                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $217,654,805)                                                         208,168,068
                                                                                 ---------------
RIGHTS -- 0.0%
         Fresenius Kabi Pharmaceuticals Holding, Inc.*
            (Cost $0)                                                      132                86
                                                                                 ---------------
EXCHANGE-TRADED FUND -- 3.5%
         iShares Russell 1000 Index Fund
            (Cost $7,999,617)                                          121,795         7,741,290
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 2.3%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                        2,474,438         2,474,438
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                        2,474,436         2,474,436
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $4,948,874)                                                                4,948,874
                                                                                 ---------------
   TOTAL INVESTMENTS -- 100.9%
      (Cost $230,603,296)+                                                       $   220,858,318
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)%                                    (1,994,263)
                                                                                 ---------------
   NET ASSETS -- 100.0%                                                          $   218,864,055
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $239,199,620. At September 30, 2008 net unrealized depreciation was $18,341,302. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,026,432, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,367,734.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $220,858,318                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $220,858,318                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 89.2%
   CONSUMER DISCRETIONARY -- 12.4%
      AUTO COMPONENTS -- 0.4%
      American Axle & Manufacturing Holdings, Inc.                       1,990   $        10,666
      Amerigon, Inc.*                                                    4,092            26,925
      ArvinMeritor, Inc.                                                 2,090            27,254
      ATC Technology Corp.*                                                570            13,532
      Cooper Tire & Rubber Co.                                           2,230            19,178
      Dana Holding Corp.*                                                3,450            16,698
      Dorman Products, Inc.*                                                40               501
      Drew Industries, Inc.*                                               673            11,515
      Exide Technologies*                                                5,889            43,461
      Fuel Systems Solutions, Inc.*                                        750            25,837
      Hayes Lemmerz International, Inc.*                                 3,865            10,551
      Lear Corp.*                                                        1,930            20,265
      Modine Manufacturing Co.                                           1,500            21,720
      Noble International, Ltd.                                             60               359
      Raser Technologies, Inc.*                                          1,818            15,453
      Spartan Motors, Inc.                                                 115               366
      Standard Motor Products, Inc.                                        130               809
      Stoneridge, Inc.*                                                    800             9,000
      Superior Industries International, Inc.                              860            16,478
      Tenneco, Inc.*                                                     1,260            13,394
      The Goodyear Tire & Rubber Co.*                                       10               153
      Visteon Corp.*                                                     7,561            17,542
      Wonder Auto Technology, Inc.*                                        440             2,820
                                                                                 ---------------
                                                                                         324,477
                                                                                 ---------------
      AUTOMOBILES -- 0.0%
      Fleetwood Enterprises, Inc.*                                       6,047             6,168
      Monaco Coach Corp.                                                    80               156
      Winnebago Industries, Inc.                                         1,617            20,892
                                                                                 ---------------
                                                                                          27,216
                                                                                 ---------------
      DISTRIBUTORS -- 0.0%
      Audiovox Corp. - Class A*                                          1,180            11,056
      Core Mark Holding Co., Inc.*                                         720            17,993
      LKQ Corp.*                                                            10               170
      Source Interlink Cos., Inc.*                                         110               114
      The Aristotle Corp.*                                                 290             2,300
                                                                                 ---------------
                                                                                          31,633
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 1.5%
      American Public Education, Inc.*                                     690            33,313
      Capella Education Co.*                                               662            28,373
      Coinstar, Inc.*                                                    1,597            51,104
      Corinthian Colleges, Inc.*                                        33,935           509,025
      CPI Corp.                                                             10               107
      Jackson Hewitt Tax Service, Inc.                                   1,360            20,862
      K12, Inc.*                                                           580            15,370
      Learning Tree International, Inc.*                                   670             8,341
      Lincoln Educational Services Corp.*                                    7                93
      Matthews International Corp. - Class A                             1,801            91,383
      Pre-Paid Legal Services, Inc.*                                       670            27,644
      Princeton Review, Inc.*                                              940             7,520
      Regis Corp.                                                        2,600            71,500

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Sotheby's Holdings, Inc. -  Class A                                4,381   $        87,883
      Steiner Leisure, Ltd.*                                               932            32,042
      Stewart Enterprises, Inc. - Class A                                2,500            19,650
      Strayer Education, Inc.                                               10             2,003
      thinkorswim Group, Inc.*                                           5,617            46,790
      Universal Technical Institute, Inc.*                               1,395            23,799
      Weight Watchers International, Inc.                                   10               366
                                                                                 ---------------
                                                                                       1,077,168
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 2.5%
      AFC Enterprises, Inc.*                                             1,880            13,649
      Ambassadors Group, Inc.                                            1,003            15,958
      Ambassadors International, Inc.*                                      30                60
      Ameristar Casinos, Inc.                                              720            10,217
      Bally Technologies, Inc.*                                          3,250            98,410
      BJ's Restaurants, Inc.*                                            1,323            15,797
      Bluegreen Corp.*                                                      90               622
      Bob Evans Farms, Inc.                                             13,705           374,009
      Brinker International, Inc.                                           10               179
      Buffalo Wild Wings, Inc.*                                            923            37,141
      California Pizza Kitchen, Inc.*                                      905            11,647
      CBRL Group, Inc.                                                   1,342            35,295
      CEC Entertainment, Inc.*                                           1,230            40,836
      Chipotle Mexican Grill, Inc. - Class A*                            2,030           112,645
      Churchill Downs, Inc.                                                230            11,265
      CKE Restaurants, Inc.                                              2,769            29,351
      Cosi, Inc.*                                                           20                39
      Denny's Corp.*                                                     4,808            12,405
      DineEquity, Inc.                                                     906            15,275
      Domino's Pizza, Inc.*                                              2,140            25,980
      Dover Downs Gaming & Entertainment, Inc.                             500             3,890
      Dover Motorsports, Inc.                                              330             1,798
      Einstein Noah Restaurant Group, Inc.*                              1,200            12,096
      Gaylord Entertainment Co.*                                         1,410            41,412
      Great Wolf Resorts, Inc.*                                             90               329
      Isle of Capri Casinos, Inc.*                                       1,480            13,350
      Jack in the Box, Inc.*                                             4,282            90,350
      Jamba, Inc.*                                                         140               126
      Krispy Kreme Doughnuts, Inc.*                                      3,456            11,405
      Life Time Fitness, Inc.*                                           1,866            58,350
      Lodgian, Inc.*                                                     1,250             9,750
      Luby's, Inc.*                                                      1,360            10,934
      McCormick & Schmick's Seafood Restaurants, Inc.*                      10                97
      Monarch Casino & Resort, Inc.*                                       167             1,902
      Morgans Hotel Group Co.*                                           1,327            14,478
      Morton's Restaurant Group, Inc.*                                   2,800            14,196
      MTR Gaming Group, Inc.*                                               40               133
      Multimedia Games, Inc.*                                               20                87
      O' Charley's, Inc.                                                 1,010             8,837
      Papa John's International, Inc.*                                     910            24,716
      Peet's Coffee & Tea, Inc.*                                           844            23,564
      PF Chang's China Bistro, Inc.*                                     1,648            38,794
      Pinnacle Entertainment, Inc.*                                      1,850            13,986
      Red Robin Gourmet Burgers, Inc.*                                   1,170            31,356

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Rick's Cabaret International, Inc.*                                  280   $         2,750
      Riviera Holdings Corp.*                                              181             1,330
      Ruby Tuesday, Inc.*                                                1,700             9,843
      Ruth's Hospitality Group, Inc.*                                      223               876
      Shuffle Master, Inc.*                                              3,525            17,942
      Sonic Corp.*                                                       3,286            47,877
      Speedway Motorsports, Inc.                                           470             9,156
      Texas Roadhouse, Inc.*                                             2,726            24,507
      The Cheesecake Factory, Inc.*                                      4,460            65,205
      The Marcus Corp.                                                     860            13,829
      The Steak 'n Shake Co.*                                            1,530            13,280
      Town Sports International Holdings, Inc.*                          1,072             6,539
      Trump Entertainment Resorts, Inc.*                                   110               134
      Vail Resorts, Inc.*                                                7,179           250,906
      WMS Industries, Inc.*                                              2,501            76,456
                                                                                 ---------------
                                                                                       1,827,346
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 0.9%
      American Greetings Corp.                                           2,520            38,531
      Beazer Homes USA, Inc.*                                            2,890            17,282
      Blyth, Inc.                                                          880             9,979
      Brookfield Homes Corp.                                             1,320            18,955
      California Coastal Communities, Inc.*                                 40                87
      Cavco Industries, Inc.*                                              530            19,160
      Champion Enterprises, Inc.*                                        5,060            28,083
      CSS Industries, Inc.                                                 470            12,098
      DEI Holdings, Inc.*                                                   70                70
      Ethan Allen Interiors, Inc.                                          740            20,735
      Furniture Brands International, Inc.                               1,400            14,728
      Helen of Troy, Ltd.*                                               2,350            53,510
      Hooker Furniture Corp.                                               480             8,520
      Hovnanian Enterprises, Inc.*                                       1,600            12,784
      iRobot Corp.*                                                        934            13,842
      La-Z-Boy, Inc.                                                     1,380            12,862
      Libbey, Inc.                                                       1,722            14,654
      M.D.C. Holdings, Inc.                                              1,004            36,736
      M/I Homes, Inc.                                                      560            12,757
      Meritage Homes Corp.*                                                950            23,465
      National Presto Industries, Inc.                                     203            15,124
      Orleans Homebuilders, Inc.                                            70               284
      Palm Harbor Homes, Inc.*                                              20               198
      Russ Berrie & Co., Inc.*                                             390             2,991
      Ryland Group, Inc.                                                 1,770            46,940
      Sealy Corp.                                                        1,850            11,951
      Skyline Corp.                                                        470            12,422
      Standard Pacific Corp.*                                            2,940            14,435
      Tempur-Pedic International, Inc.                                   4,341            51,050
      Tupperware Brands Corp.                                            3,475            96,014
      Universal Electronics, Inc.*                                         770            19,235
                                                                                 ---------------
                                                                                         639,482
                                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.9%
      1-800-FLOWERS.COM, Inc. - Class A*                                 2,265            13,635
      Blue Nile, Inc.*                                                   7,320           313,808
      Drugstore.com, Inc.*                                               6,770            15,910
      Gaiam, Inc. - Class A*                                             1,161            12,307
      Netflix, Inc.*                                                     2,606            80,473
      NutriSystem, Inc.                                                  1,660            29,415
      Orbitz Worldwide, Inc.*                                            2,409            14,141

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Overstock.com, Inc.*                                                 721   $        14,283
      PetMed Express, Inc.*                                             11,193           175,730
      Shutterfly, Inc.*                                                  1,395            13,406
      Stamps.com, Inc.*                                                  1,086            12,674
      U.S. Auto Parts Network, Inc.*                                        30                63
      ValueVision Media, Inc. - Class A*                                    60               111
                                                                                 ---------------
                                                                                         695,956
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.5%
      Arctic Cat, Inc.                                                      20               183
      Brunswick Corp.                                                    3,950            50,521
      Callaway Golf Co.                                                  3,870            54,451
      JAKKS Pacific, Inc.*                                               2,460            61,279
      Leapfrog Enterprises, Inc.*                                        1,638            17,297
      Marine Products Corp.                                                134             1,112
      Nautilus, Inc.*                                                      640             2,925
      Polaris Industries, Inc.                                           1,857            84,475
      Pool Corp.                                                         2,610            60,891
      RC2 Corp.*                                                           930            18,600
      Smith & Wesson Holdings Corp.*                                     2,541             9,503
      Steinway Musical Instruments*                                        690            19,541
      Sturm, Ruger & Co., Inc.*                                             10                69
                                                                                 ---------------
                                                                                         380,847
                                                                                 ---------------
      MEDIA -- 0.9%
      A.H. Belo Corp. - Class A                                             20               103
      Arbitron, Inc.                                                     1,371            61,270
      Belo Corp. - Class A                                               3,650            21,754
      Carmike Cinemas, Inc.                                                 20                74
      Charter Communications, Inc. - Class A*                           10,920             7,972
      Cinemark Holdings, Inc.                                            1,179            16,034
      CKX, Inc.*                                                         1,722            10,608
      Cox Radio, Inc. - Class A*                                         1,480            15,629
      Crown Media Holdings, Inc. - Class A*                                152               765
      Dolan Media Co.*                                                   1,063            10,726
      Emmis Communications Corp. - Class A*                                110               107
      Entercom Communications Corp. - Class A                              630             3,163
      Entravision Communications Corp. - Class A*                        5,867            15,782
      Fisher Communications, Inc.                                          280            11,032
      Global Sources, Ltd.*                                              1,654            16,656
      Global Traffic Network, Inc.*                                        420             3,893
      Gray Communications Systems, Inc.                                    670             1,152
      Harte-Hanks, Inc.                                                  2,270            23,540
      Interactive Data Corp.                                             1,411            35,585
      Journal Communications, Inc. -  Class A                            2,650            12,932
      Knology, Inc.*                                                       760             6,133
      Lakes Entertainment, Inc.*                                            30               197
      Lee Enterprises, Inc.                                              5,170            18,095
      LIN TV Corp.*                                                      1,390             7,172
      Live Nation, Inc.*                                                 2,650            43,115
      Lodgenet Entertainment Corp.*                                         30                61
      Martha Stewart Living Omnimedia, Inc. - Class A*                   1,542            13,122
      Marvel Entertainment, Inc.*                                        3,106           106,039
      Media General, Inc. - Class A                                      1,480            18,396

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Mediacom Communications Corp.- Class A*                            1,640   $         9,709
      National Cinemedia, Inc.                                           2,035            22,487
      Playboy Enterprises, Inc.- Class B*                                  315             1,241
      Primedia, Inc.                                                       820             1,993
      R.H. Donnelley Corp.*                                              5,480            10,905
      Radio One, Inc. - Class D*                                           120                90
      RCN Corp.*                                                         2,730            33,470
      Salem Communications Corp. - Class A*                                 70                88
      Scholastic Corp.                                                     860            22,085
      Sinclair Broadcast Group, Inc. - Class A                           1,908             9,616
      Sun-Times Media Group, Inc.- Class A*                              4,030               685
      The McClatchy Co. - Class A                                        3,020            13,288
      Valassis Communications, Inc.*                                     3,150            27,279
      Value Line, Inc.                                                     102             3,416
      Warner Music Group Corp.                                              10                76
      World Wrestling Entertainment, Inc. - Class A                      1,498            23,159
                                                                                 ---------------
                                                                                         660,694
                                                                                 ---------------
      MULTILINE RETAIL -- 0.1%
      99 Cents Only Stores*                                              2,784            30,541
      Bon-Ton Stores, Inc.                                                  40               109
      Dillard's, Inc. - Class A                                          1,710            20,178
      Dollar Tree Stores, Inc.*                                             10               364
      Fred's, Inc. - Class A                                             1,620            23,036
      Retail Ventures, Inc.*                                               118               460
      Tuesday Morning Corp.*                                               580             2,395
                                                                                 ---------------
                                                                                          77,083
                                                                                 ---------------
      RESTAURANTS -- 0.0%
      Wendy's/Arby's Group, Inc. - Class A                               2,220            11,677
                                                                                 ---------------
      SPECIALTY RETAIL -- 2.8%
      Aaron Rents, Inc.                                                 12,716           344,222
      Abercrombie & Fitch Co. - Class A                                    600            23,670
      AC Moore Arts & Crafts, Inc.*                                         20               125
      Aeropostale, Inc.*                                                 4,265           136,949
      America's Car-Mart, Inc.*                                            510             9,481
      American Eagle Outfitters, Inc.                                    2,800            42,700
      Asbury Automotive Group, Inc.                                        850             9,792
      Barnes & Noble, Inc.                                               1,500            39,120
      Bebe Stores, Inc.                                                  1,530            14,948
      Big 5 Sporting Goods Corp.                                         1,160            11,971
      Blockbuster, Inc. - Class A*                                      11,040            22,632
      Books-A-Million, Inc.                                                 20               100
      Borders Group, Inc.                                                4,388            28,785
      Brown Shoe Co., Inc.                                               1,335            21,867
      Build-A-Bear Workshop, Inc.*                                         190             1,383
      Cabela's, Inc.*                                                    1,010            12,201
      Cache, Inc.*                                                         173             1,189
      Carmax, Inc.*                                                         10               140
      Charlotte Russe Holdings, Inc.*                                    1,028            10,537
      Charming Shoppes, Inc.*                                            3,730            18,240
      Chico's FAS, Inc.*                                                 8,970            49,066
      Christopher & Banks Corp.                                          1,552            11,904
      Citi Trends, Inc.*                                                   679            11,061
      Coldwater Creek, Inc.*                                             2,660            15,401
      Collective Brands, Inc.*                                           2,520            46,141
      Conn's, Inc.*                                                        670            12,536

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Cost Plus, Inc.*                                                      90   $           176
      Dress Barn, Inc.*                                                  1,260            19,265
      DSW, Inc. - Class A*                                               1,154            15,810
      Eddie Bauer Holdings, Inc.*                                           30               161
      Gander Mountain Co.*                                                  70               229
      Genesco, Inc.*                                                       600            20,088
      Group 1 Automotive, Inc.                                           1,030            22,382
      Haverty Furniture Cos., Inc.                                       1,117            12,778
      hhgregg, Inc.*                                                       295             2,876
      Hibbett Sports, Inc.*                                              1,428            28,589
      Hot Topic, Inc.*                                                   1,320             8,725
      J. Crew Group, Inc.*                                               2,311            66,025
      Jo-Ann Stores, Inc.*                                                 770            16,155
      Jos. A. Bank Clothiers, Inc.*                                        732            24,595
      Lithia Motors, Inc. - Class A                                         40               172
      Lumber Liquidators, Inc.*                                          1,130            14,193
      MarineMax, Inc.*                                                      50               362
      Midas, Inc.*                                                       1,468            20,200
      Monro Muffler Brake, Inc.                                            585            13,490
      New York & Co., Inc.*                                              1,258            12,001
      Pacific Sunwear of California, Inc.*                               6,810            45,831
      Pier 1 Imports, Inc.*                                             48,099           198,649
      Rent-A-Center, Inc.*                                               2,340            52,135
      Rex Stores Corp.*                                                  1,130            13,052
      Sally Beauty Holdings, Inc.*                                       5,883            50,594
      Select Comfort Corp.*                                                 40                66
      Shoe Carnival, Inc.*                                                  20               328
      Sonic Automotive, Inc. - Class A                                   1,260            10,660
      Stage Stores, Inc.                                                 1,320            18,031
      Stein Mart, Inc.                                                     460             1,799
      Syms Corp.*                                                           20               270
      Systemax, Inc.                                                       986            13,863
      Talbots, Inc.                                                        910            11,921
      The Buckle, Inc.                                                     986            54,762
      The Cato Corp. - Class A                                             688            12,074
      The Children's Place Retail Stores, Inc.*                            910            30,349
      The Finish Line, Inc. - Class A                                    2,286            22,837
      The Gymboree Corp.*                                                1,548            54,954
      The Men's Wearhouse, Inc.                                          2,238            47,535
      The Pep Boys - Manny, Moe & Jack                                   1,130             6,983
      Tractor Supply Co.*                                                1,690            71,064
      Tween Brands, Inc.*                                                1,162            11,376
      Ulta Salon Cosmetics & Fragrance, Inc.*                            1,070            14,210
      West Marine, Inc.*                                                    50               298
      Wetseal, Inc. - Class A*                                          15,363            55,768
      Zale Corp.*                                                        1,340            33,500
      Zumiez, Inc.*                                                        989            16,299
                                                                                 ---------------
                                                                                       2,043,641
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
      American Apparel, Inc.*                                            1,680            13,776
      Carter's, Inc.*                                                   18,830           371,516
      Cherokee, Inc.                                                       161             3,539
      Columbia Sportswear Co.                                              390            16,364
      Crocs, Inc.*                                                       7,360            26,349
      Deckers Outdoor Corp.*                                               735            76,499
      FGX International Holdings, Ltd.*                                  1,435            15,885
      Fossil, Inc.*                                                      2,505            70,716
      Fuqi International, Inc.*                                            360             2,934

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      G-III Apparel Group, Ltd.*                                           909   $        17,007
      Hartmarx Corp.*                                                      120               224
      Heelys, Inc.*                                                         10                45
      Iconix Brand Group, Inc.*                                          2,843            37,186
      K-Swiss, Inc. - Class A                                              750            13,050
      Kenneth Cole Productions, Inc. - Class A                             710            10,437
      Liz Claiborne, Inc.                                                3,000            49,290
      Lululemon Athletica, Inc.*                                           834            19,207
      Maidenform Brands, Inc.*                                           1,018            14,771
      Movado Group, Inc.                                                   410             9,164
      Oxford Industries, Inc.                                              520            13,432
      Perry Ellis International, Inc.*                                     750            11,183
      Phillips-Van Heusen Corp.                                          1,100            41,701
      Quiksilver, Inc.*                                                  3,050            17,507
      Skechers U.S.A., Inc. - Class A*                                     722            12,151
      Steven Madden, Ltd.*                                               4,230           104,819
      The Timberland Co. - Class A*                                      4,290            74,517
      The Warnaco Group, Inc.*                                           2,747           124,412
      True Religion Apparel, Inc.*                                       1,197            30,942
      Under Armour, Inc.- Class A*                                       1,804            57,295
      Unifi, Inc.*                                                         590             2,856
      Unifirst Corp.                                                       550            23,700
      Volcom, Inc.*                                                        938            16,209
      Weyco Group, Inc.                                                    160             5,355
      Wolverine World Wide, Inc.                                         2,811            74,379
                                                                                 ---------------
                                                                                       1,378,417
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                        9,175,637
                                                                                 ---------------
   CONSUMER STAPLES -- 5.3%
      BEVERAGES -- 0.2%
      Central European Distribution Corp.*                               1,310            59,487
      Coca-Cola Bottling Co. Consolidated                                1,221            53,309
      MGP Ingredients, Inc.                                                 40               113
      National Beverage Corp.*                                             283             2,510
      PepsiAmericas, Inc.                                                1,800            37,296
      The Boston Beer Co., Inc. - Class A*                                 432            20,516
                                                                                 ---------------
                                                                                         173,231
                                                                                 ---------------
      FOOD & STAPLES RETAILING -- 1.1%
      Arden Group, Inc. - Class A                                           23             3,349
      Casey's General Stores, Inc.                                       1,680            50,686
      Great Atlantic & Pacific Tea Co., Inc.*                            1,302            14,088
      Ingles Markets, Inc. - Class A                                       520            11,872
      Long's Drug Stores Corp.                                           1,206            91,222
      Nash-Finch Co.                                                       470            20,266
      PriceSmart, Inc.                                                     683            11,433
      Ruddick Corp.                                                      2,165            70,254
      Spartan Stores, Inc.                                                 683            16,993
      Susser Holdings Corp.*                                                10               151
      The Andersons, Inc.                                                  450            15,849
      The Pantry, Inc.*                                                  1,364            28,903
      United Natural Foods, Inc.*                                       16,673           416,658
      Village Super Market - Class A                                       230            10,964
      Weis Markets, Inc.                                                   350            12,604
      Winn-Dixie Store, Inc.*                                            2,968            41,255
                                                                                 ---------------
                                                                                         816,547
                                                                                 ---------------
      FOOD PRODUCTS -- 2.8%
      AgFeed Industries, Inc.*                                           1,570            12,403
      Alico, Inc.                                                           95             4,506

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      American Dairy, Inc.*                                                125   $         1,266
      B&G Foods, Inc. - Class A                                          1,210             8,651
      Cal-Maine Foods, Inc.                                                897            24,614
      Calavo Growers, Inc.                                                 210             2,617
      Chiquita Brands International, Inc.*                               1,340            21,185
      Darling International, Inc.*                                       4,242            47,129
      Diamond Foods, Inc.                                                1,140            31,954
      Farmer Brothers Co.                                                  370             9,202
      Flowers Foods, Inc.                                                3,472           101,938
      Fresh Del Monte Produce, Inc.*                                     1,710            37,962
      Green Mountain Coffee Roasters, Inc.*                              1,132            44,533
      Griffin Land & Nurseries, Inc.                                       330            12,236
      Hain Celestial Group, Inc.*                                       12,648           348,199
      HQ Sustainable Maritime Industries, Inc.*                            150               759
      Imperial Sugar Co.                                                   150             2,031
      J&J Snack Foods Corp.                                              1,560            52,900
      Lancaster Colony Corp.                                             1,265            47,640
      Lance, Inc.                                                       13,880           314,937
      Omega Protein Corp.*                                                 940            11,054
      Pilgrim's Pride Corp.                                              1,809             4,504
      Ralcorp Holdings, Inc.*                                            1,907           128,551
      Reddy Ice Holdings, Inc.                                             210               767
      Sanderson Farms, Inc.                                                610            22,411
      Smart Balance, Inc.*                                               4,530            29,717
      SunOpta, Inc.*                                                    45,094           277,779
      Synutra International, Inc.*                                         461             9,280
      Tootsie Roll Industries, Inc.                                      1,015            29,344
      TreeHouse Foods, Inc.*                                            12,981           385,536
      Zhongpin, Inc.*                                                    1,260            13,394
                                                                                 ---------------
                                                                                       2,038,999
                                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 0.0%
      Central Garden & Pet Co.*                                             40               235
      Central Garden & Pet Co. - Class A*                                1,910            11,365
      WD-40 Co.                                                            585            21,019
                                                                                 ---------------
                                                                                          32,619
                                                                                 ---------------
      PERSONAL PRODUCTS -- 1.0%
      American Oriental Bioengineering, Inc.*                            3,960            25,700
      Chattem, Inc.*                                                     1,363           106,559
      China Sky One Medical, Inc.*                                       1,190            14,459
      Elizabeth Arden, Inc.*                                             1,090            21,397
      International Parfums, Inc.                                        1,018            13,804
      Mannatech, Inc.                                                      145               580
      Medifast, Inc.*                                                       10                68
      NBTY, Inc.*                                                       11,407           336,735
      Nu Skin Enterprises, Inc. - Class A                                2,617            42,448
      Prestige Brands Holdings, Inc.*                                   17,126           152,079
      Schiff Nutrition International, Inc.*                              1,100             7,513
      Tiens Biotech Group (USA), Inc.*                                      60                59
      USANA Health Sciences, Inc.*                                         399            16,355
                                                                                 ---------------
                                                                                         737,756
                                                                                 ---------------
      TOBACCO -- 0.2%
      Alliance One International, Inc.*                                  3,957            15,037
      Star Scientific, Inc.*                                             2,880            10,253
      Universal Corp.                                                      950            46,635

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Vector Group, Ltd.                                                 2,178   $        38,458
                                                                                 ---------------
                                                                                         110,383
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                              3,909,535
                                                                                 ---------------
   ENERGY -- 5.5%
      ENERGY EQUIPMENT & SERVICES -- 1.8%
      Allis-Chalmers Energy, Inc.*                                         790             9,993
      Atwood Oceanics, Inc.*                                               600            21,840
      Basic Energy Services, Inc.*                                       2,628            55,976
      Bolt Technology Corp.*                                               710            10,274
      Bristow Group, Inc.*                                                 700            23,688
      Bronco Drilling Co., Inc.*                                           900             9,198
      Cal Dive International, Inc.*                                      1,826            19,356
      CARBO Ceramics, Inc.                                               1,275            65,803
      Complete Production Services, Inc.*                                1,790            36,033
      Dawson Geophysical Co.*                                              366            17,089
      Dresser-Rand Group, Inc.*                                            600            18,882
      Dril-Quip, Inc.*                                                   1,814            78,709
      ENGlobal, Corp.*                                                   1,848            24,523
      Geokinetics, Inc.*                                                    85             1,615
      Global Industries, Ltd.*                                           4,000            27,760
      Grey Wolf, Inc.*                                                   9,402            73,148
      Gulf Island Fabrication, Inc.                                        590            20,337
      GulfMark Offshore, Inc.*                                           1,055            47,348
      Hercules Offshore, Inc.*                                              10               152
      Hornbeck Offshore Services, Inc.*                                    800            30,896
      ION Geophysical Corp.*                                             5,241            74,370
      Lufkin Industries, Inc.                                              640            50,784
      Matrix Service Co.*                                                1,298            24,792
      Mitcham Industries, Inc.*                                            540             5,449
      NATCO Group, Inc. - Class A*                                         959            38,533
      Natural Gas Services Group, Inc.*                                    570             9,958
      Newpark Resources, Inc.*                                           2,560            18,688
      Oyo Geospace Corp.*                                                  248             9,741
      Parker Drilling Co.*                                               8,442            67,705
      Petroleum Helicopters, Inc.*                                         745            27,513
      Pioneer Drilling Co.*                                              1,345            17,888
      RPC, Inc.                                                          1,383            19,445
      Smith International, Inc.                                            116             6,802
      Sulphco, Inc.*                                                     4,799             9,646
      Superior Well Services, Inc.*                                        994            25,158
      T-3 Energy Services, Inc.*                                           675            25,056
      Trico Marine Services, Inc.*                                         350             5,978
      Union Drilling, Inc.*                                                 50               530
      Unit Corp.*                                                           10               498
      Willbros Group, Inc.*                                             11,741           311,136
                                                                                 ---------------
                                                                                       1,342,290
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 3.7%
      Abraxas Petroleum Corp.*                                           1,160             3,028
      Alon USA Energy, Inc.                                              1,490            20,085
      APCO Argentina, Inc.                                                 120             3,397
      Approach Resources, Inc.*                                            186             2,690
      Arena Resources, Inc.*                                             2,108            81,896
      Arlington Tankers, Ltd.                                              389             5,983
      Atlas America, Inc.                                                1,720            58,669
      ATP Oil & Gas Co.*                                                 1,508            26,857
      Aventine Renewable Energy Holdings, Inc.*                            237               749
      Berry Petroleum Co. - Class A                                      2,014            78,002
      Bill Barret Corp.*                                                 1,621            52,050

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      BMB Munai, Inc.*                                                   1,540   $         6,391
      BPZ Resources, Inc.*                                               3,660            62,952
      Brigham Exploration Co.*                                           1,360            14,946
      Callon Petroleum Co.*                                                520             9,376
      Cano Petroleum, Inc.*                                              4,200             9,702
      Carrizo Oil & Gas, Inc.*                                           1,572            57,016
      Cheniere Energy, Inc.*                                               810             1,822
      Clayton Williams Energy, Inc.*                                       410            28,917
      Clean Energy Fuels Corp.*                                          1,057            14,957
      Comstock Resources, Inc.*                                          2,632           131,732
      Concho Resources, Inc.*                                            3,315            91,527
      Contango Oil & Gas Co.*                                              900            48,582
      Crosstex Energy, Inc.                                              2,865            71,539
      CVR Energy, Inc.*                                                  1,447            12,328
      Delek US Holdings, Inc.                                            1,700            15,759
      Delta Petroleum Corp.*                                             3,787            51,427
      DHT Maritime, Inc.                                                 1,201             8,071
      Double Eagle Petroleum Co.*                                          460             6,569
      Edge Petroleum Corp.*                                                 40                72
      Encore Acquisition Co.*                                               30             1,253
      Endeavour International Corp.*                                     6,740             8,897
      Energy Partners, Ltd.*                                             1,602            13,889
      Energy XXI Bermuda, Ltd.                                           5,790            17,602
      Evergreen Energy, Inc.*                                            8,074             7,590
      EXCO Resources, Inc.*                                              8,322           135,815
      FX Energy, Inc.*                                                   2,237            16,643
      Gasco Energy, Inc.*                                                4,910             8,936
      General Maritime Corp.                                             2,112            41,142
      GeoGlobal Resources, Inc.*                                           794             2,001
      GeoMet, Inc.*                                                         10                54
      Georesources, Inc.*                                                  250             2,865
      GMX Resources, Inc.*                                                 655            31,309
      Golar LNG, Ltd.                                                    1,571            20,863
      Goodrich Petroleum Corp.*                                          1,219            53,136
      Gran Tierra Energy, Inc.*                                          7,480            27,751
      GreenHunter Energy, Inc.*                                            850            12,112
      Gulfport Energy Corp.*                                               768             7,718
      Harvest Natural Resources, Inc.*                                   1,110            11,233
      Holly Corp.                                                        9,387           271,472
      Houston American Energy Corp.                                        330             2,086
      International Coal Group, Inc.*                                    8,708            54,338
      James River Coal Co.*                                              1,340            29,467
      Knightsbridge Tankers, Ltd.                                        1,001            26,496
      Markwest Energy Partners LP                                        4,880           123,366
      McMoRan Exploration Co.*                                           3,331            78,745
      National Coal Corp.*                                               1,390             7,270
      Noble Energy, Inc.                                                    10               556
      Nordic American Tanker Shipping                                    1,460            46,808
      Northern Oil And Gas, Inc.*                                        2,230            18,130
      Oilsands Quest, Inc.*                                              6,219            18,595
      Pacific Ethanol, Inc.*                                               722             1,004
      Panhandle Oil and Gas, Inc. - Class A                                390            11,166
      Parallel Petroleum Corp.*                                          1,942            18,294
      Penn Virginia Corp.                                                2,459           131,409
      Petrohawk Energy Corp.*                                               10               216
      Petroleum Development Corp.*                                         993            44,059
      Petroquest Energy, Inc.*                                           1,552            23,823
      Plains Exploration & Production Co.*                                  10               352
      PrimeEnergy Corp.*                                                   150            11,100
      Quest Resource Corp.*                                                410             1,091
      RAM Energy Resources, Inc.*                                          780             2,254

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Rentech, Inc.*                                                     4,250   $         5,652
      Rex Energy Corp.*                                                    760            11,978
      Rosetta Resources, Inc.*                                           1,300            23,868
      Ship Finance International, Ltd.                                   2,425            52,283
      Southern Union Co.                                                   281             5,802
      Stone Energy Corp.*                                                1,808            76,533
      Swift Energy Co.*                                                  1,100            42,559
      Teekay Tankers, Ltd. - Class A                                       910            15,406
      Toreador Resources Corp.*                                             20               180
      Tri-Valley Corp.*                                                    510             3,233
      TXCO Resources, Inc.*                                                600             6,024
      Uranium Resources, Inc.*                                             810             1,369
      USEC, Inc.*                                                        4,576            24,756
      Vaalco Energy, Inc.*                                               3,239            22,155
      Venoco, Inc.*                                                        955            12,415
      W&T Offshore, Inc.                                                 1,100            30,019
      Warren Resources, Inc.*                                            2,429            24,241
      Western Refining, Inc.                                             1,230            12,435
      Westmoreland Coal Co.*                                               780            12,324
      World Fuel Services Corp.                                            760            17,503
                                                                                 ---------------
                                                                                       2,720,732
                                                                                 ---------------
   TOTAL ENERGY                                                                        4,063,022
                                                                                 ---------------
   FINANCIALS -- 17.4%
      CAPITAL MARKETS -- 3.6%
      Apollo Investment Corp.                                            5,124            87,364
      Ares Capital Corp.                                                 2,857            29,799
      BGC Partners, Inc.                                                    61               262
      Blackrock Kelso Capital Corp.                                      1,379            15,900
      Calamos Asset Management, Inc. - Class A                          21,004           376,392
      Capital Southwest Corp.                                               80            11,364
      Cohen & Steers, Inc.                                                 684            19,378
      Cowen Group, Inc.*                                                    20               171
      Diamond Hill Investment Group, Inc.                                  230            20,682
      E*TRADE Group, Inc.*                                                  10                28
      Epoch Holding Corp.                                                  199             2,099
      Evercore Partners, Inc. - Class A                                    950            17,081
      FBR Capital Markets Corp.*                                         2,080            13,478
      FCStone Group, Inc.*                                               1,177            21,174
      GAMCO Investors, Inc. - Class A                                    7,290           432,297
      GFI Group, Inc.                                                    3,494            16,457
      Gladstone Capital Corp.                                              790            12,040
      Gladstone Investment Corp.                                         1,980            13,622
      Greenhill & Co., Inc.                                              1,009            74,414
      Harris & Harris Group, Inc.*                                       1,690            10,782
      Hercules Technology Growth Capital, Inc.                             934             9,055
      HFF, Inc. - Class A*                                                  20                80
      International Assets Holding Corp.*                                  380             9,162
      Kayne Anderson Energy Development Co.                                341             5,773
      KBW, Inc.*                                                         5,879           193,654
      Knight Capital Group, Inc. - Class A*                             29,734           441,847
      Kohlberg Capital Corp.                                               799             6,863
      LaBranche & Co., Inc.*                                             1,480             6,660
      Ladenburg Thalmann Financial Services, Inc.*                       7,613            13,703
      MCG Capital Corp.                                                  5,410            14,174
      MVC Capital, Inc.                                                    770            11,742

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      NGP Capital Resources Co.                                            797   $        11,612
      optionsXpress Holdings, Inc.                                       2,285            44,375
      Patriot Capital Funding, Inc.                                        273             1,739
      PennantPark Investment Corp.                                       1,017             7,536
      Penson Worldwide, Inc.*                                              810            11,235
      Piper Jaffray Cos.*                                                  590            25,517
      Prospect Capital Corp.                                               969            12,413
      Pzena Investment Management, Inc. - Class A                          374             3,546
      Raymond James Financial, Inc.                                     14,014           462,182
      Riskmetrics Group, Inc.*                                             960            18,787
      Sanders Morris Harris Group, Inc.                                  1,400            12,110
      Stifel Financial Corp.*                                            1,592            79,441
      SWS Group, Inc.                                                      720            14,515
      Thomas Weisel Partners Group, Inc.*                                1,690            14,247
      Ticc Capital Corp.                                                    45               231
      TradeStation Group, Inc.*                                          1,777            16,615
      US Global Investors, Inc. - Class A                                  766             7,698
      W.P. Stewart & Co., Ltd.*                                             80                93
      Waddell & Reed Financial, Inc. - Class A                           1,100            27,225
      Westwood Holdings Group, Inc.                                        280            13,272
                                                                                 ---------------
                                                                                       2,671,886
                                                                                 ---------------
      COMMERCIAL BANKS -- 4.8%
      1st Source Corp.                                                     480            11,280
      Amcore Financial, Inc.                                             1,556            14,393
      AmericanWest Bancorp                                                  80               106
      Ameris Bancorp                                                       170             2,524
      Ames National Corp.                                                  550            14,272
      Arrow Financial Corp.                                                151             4,441
      Bancfirst Corp.                                                      400            19,332
      Banco Latinoamericano De Exportaciones SA                            940            13,555
      BancTrust Financial Group, Inc.                                      890            11,677
      Bank of the Ozarks, Inc.                                          10,869           293,463
      Banner Corp.                                                       1,140            13,691
      Boston Private Financial Holdings, Inc.                            2,430            21,238
      Cadence Financial Corp.                                               30               278
      Camden National Corp.                                                440            15,378
      Capital City Bank Group, Inc.                                        370            11,599
      Capitol Bancorp, Ltd.                                                810            15,787
      Cardinal Financial Corp.                                             490             3,959
      Cascade Bancorp                                                    1,270            11,290
      Cathay General Bancorp                                             1,950            46,410
      Centerstate Banks of Florida, Inc.                                   100             1,787
      Central Pacific Financial Corp.                                      990            16,642
      Chemical Financial Corp.                                             900            28,026
      Citizens & Northern Corp.                                            500            10,775
      Citizens Republic Bancorp, Inc.                                    2,490             7,669
      City Bank/Lynnwood, Washington                                     1,010            15,756
      City Holding Co.                                                     380            16,055
      CoBiz Financial, Inc.                                              1,380            16,574
      Columbia Banking System, Inc.                                        740            13,120
      Community Bancorp*                                                    30               191
      Community Bank Systems, Inc.                                       1,160            29,174
      Community Trust Bancorp, Inc.                                        320            11,008
      CVB Financial Corp.                                                1,798            24,992

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      East West Bancorp, Inc.                                            2,770   $        37,949
      Enterprise Financial Services Corp.                                  142             3,204
      Farmers Capital Bank Corp.                                            50             1,351
      Financial Institutions, Inc.                                         620            12,406
      First Bancorp, Inc.                                                  670            13,132
      First Bancorp/North Carolina                                         740            12,654
      First Bancorp/Puerto Rico                                          2,360            26,102
      First Busey Corp.                                                    720            13,198
      First Commonwealth Financial Corp.                                 3,060            41,218
      First Community Bancshares, Inc.                                     350            13,132
      First Financial Bancorp                                              840            12,264
      First Financial Bankshares, Inc.                                     788            40,881
      First Financial Corp./Indiana                                        250            11,745
      First Merchants Corp.                                                490            11,172
      First Midwest Bancorp, Inc.                                        1,910            46,298
      First Regional Bancorp, Inc.*                                         40               250
      First South Bancorp                                                  810            13,989
      First State Bancorp                                                   30               160
      FirstMerit Corp.                                                   2,900            60,900
      FNB Corp.                                                          3,310            52,894
      Frontier Financial Corp.                                           1,920            25,786
      Glacier Bancorp, Inc.                                             11,915           295,135
      Great Southern Bancorp, Inc.                                          10               128
      Greene Bancshares, Inc.                                              530            12,460
      Guaranty Bancorp*                                                  1,380             8,418
      Hancock Holding Co.                                                  910            46,410
      Hanmi Financial Corp.                                              2,860            14,443
      Harleysville National Corp.                                          700            11,886
      Heartland Financial USA, Inc.                                        500            12,530
      Heritage Commerce Corp.                                              830            12,633
      Home Bancshares, Inc.                                                380             9,831
      Horizon Financial Corp.                                               10                91
      IBERIABANK Corp.                                                     280            14,798
      Independent Bank Corp./Massachusetts                                 410            12,780
      Independent Bank Corp./Michigan                                       20               124
      Integra Bank Corp.                                                   550             4,389
      International Bancshares Corp.                                     1,744            47,088
      InterVest Bancshares Corp.                                            30               229
      Investors Bancorp, Inc.*                                           1,570            23,628
      Irwin Financial Corp.                                                 50               197
      Lakeland Bancorp, Inc.                                                34               397
      Lakeland Financial Corp.                                             430             9,443
      Macatawa Bank Corp.                                                   16               112
      MainSource Financial Group, Inc.                                     580            11,368
      MB Financial, Inc.                                                 1,320            43,652
      MBT Financial Corp.                                                   50               232
      Mercantile Bank Corp.                                                 30               239
      Midwest Banc Holdings, Inc.                                        1,490             5,960
      Nara Bancorp, Inc.                                                   860             9,632
      National Penn Bancshares, Inc.                                     3,011            43,961
      NBT Bancorp, Inc.                                                  1,060            31,715
      Northfield Bancorp, Inc.*                                          1,160            14,048
      Old National Bancorp/Indiana                                       2,540            50,851
      Old Second Bancorp, Inc.                                             600            11,112
      Oriental Financial Group                                           1,270            22,682
      Pacific Capital Bancorp                                            2,120            43,142
      Pacific Continental Corp.                                             40               586
      PacWest Bancorp                                                      880            25,159

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Park National Corp.                                                  390   $        30,420
      Peoples Bancorp, Inc./Ohio                                           580            12,627
      Pinnacle Financial Partners, Inc.*                                   810            24,948
      PremierWest Bancorp                                                  260             2,098
      PrivateBancorp, Inc.                                               1,343            55,949
      Prosperity Bancshares, Inc.                                        1,370            46,566
      Provident Bankshares Corp.                                         1,850            17,963
      Renasant Corp.                                                       510            11,072
      Republic Bancorp, Inc./Kentucky - Class A                            400            12,128
      Royal Bancshares of Pennsylvania - Class A                            21               117
      S&T Bancorp, Inc.                                                    620            22,835
      S.Y. Bancorp, Inc.                                                   529            16,198
      Sandy Springs Bancorp, Inc.                                        1,920            42,432
      Santander BanCorp                                                    230             2,484
      SCBT Financial Corp.                                                 310            11,656
      Seacoast Banking Corp. of Florida                                    200             2,146
      Security Bank Corp.                                                   24               100
      Shore Bancshares, Inc.                                               430            11,051
      Sierra Bancorp                                                       620            12,933
      Signature Bank*                                                    1,679            58,564
      Simmons First National Corp. - Class A                               350            12,460
      Smithtown Bancorp, Inc.                                              380             8,550
      Southside Bancshares, Inc.                                           565            14,238
      Southwest Bancorp, Inc.                                              540             9,542
      State Bancorp, Inc.                                                  770            11,473
      StellarOne Corp.                                                     593            12,257
      Sterling Bancorp                                                     770            11,134
      Sterling Bancshares, Inc.                                          1,850            19,332
      Sterling Financial Corp./Washington                                1,960            28,420
      Suffolk Bancorp                                                      802            31,607
      Sun Bancorp, Inc.*                                                   951            12,886
      Superior Bancorp*                                                    155             1,310
      Susquehanna Bancshares, Inc.                                       3,080            60,122
      SVB Financial Group*                                               1,042            60,353
      Taylor Capital Group, Inc.                                            40               480
      Texas Capital Bancshares, Inc.*                                      610            12,664
      The Bancorp Bank*                                                     20               100
      The Colonial BancGroup, Inc.                                      13,290           104,459
      The South Financial Group, Inc.                                    7,450            54,608
      Tompkins Financial Corp.                                             230            11,615
      TowneBank/Portsmouth VA                                              560            12,320
      Trico Bancshares                                                     640            13,779
      Trustmark Corp.                                                    1,960            40,650
      UCBH Holdings, Inc.                                                4,000            25,640
      UMB Financial Corp.                                                  970            50,944
      Umpqua Holdings Corp.                                              2,570            37,805
      Union Bankshares Corp.                                               480            11,520
      United Bankshares, Inc.                                            1,500            52,500
      United Community Banks, Inc./Georgia                               1,526            20,240
      United Security Bancshares                                            20               327
      Univest Corp. of PA                                                  360            13,320
      Vineyard National Bancorp                                             53                66
      Virginia Commerce Bancorp, Inc.*                                      22               138
      Washington Trust Bancorp, Inc.                                     1,490            39,634
      Webster Financial Corp.                                            6,000           151,500
      WesBanco, Inc.                                                       830            22,095
      West Bancorp, Inc.                                                   240             3,127

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      West Coast Bancorp/Oregon                                            960   $        14,074
      Westamerica Bancorp                                                1,194            68,691
      Western Alliance Bancorp*                                          1,170            18,088
      Wilshire Bancorp, Inc.                                               860            10,466
      Wintrust Financial Corp.                                             790            23,186
      Yadkin Valley Financial Corp.                                        100             1,696
                                                                                 ---------------
                                                                                       3,522,319
                                                                                 ---------------
      CONSUMER FINANCE -- 0.3%
      Advance America Cash Advance Centers, Inc.                         3,298             9,861
      Advanta Corp. - Class B                                            2,215            18,229
      Cardtronics, Inc.*                                                   960             7,546
      Cash America International, Inc.                                   1,236            44,545
      Credit Acceptance Corp.*                                             191             3,247
      Dollar Financial Corp.*                                            1,255            19,315
      EzCorp, Inc. - Class A*                                            1,924            36,171
      First Cash Financial Services, Inc.*                                 887            13,305
      Nelnet, Inc. - Class A                                             1,230            17,466
      QC Holdings, Inc.                                                     10                68
      The First Marblehead Corp.                                         5,110            12,724
      United PanAm Financial Corp.*                                         70               258
      World Acceptance Corp.*                                              854            30,744
                                                                                 ---------------
                                                                                         213,479
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.3%
      Ampal-American Israel - Class A*                                      50               155
      Asset Acceptance Capital Corp.*                                      541             5,702
      Asta Funding, Inc.                                                    10                70
      Compass Diversified Holdings                                         740            10,316
      Encore Capital Group, Inc.*                                           70               959
      Financial Federal Corp.                                              780            17,878
      Interactive Brokers Group, Inc. - Class A*                         2,117            46,934
      Life Partners Holdings, Inc.                                         230             8,273
      MarketAxess Holdings, Inc.*                                        1,860            15,010
      Medallion Financial Corp.                                          1,140            11,936
      NewStar Financial, Inc.*                                           1,868            15,112
      PHH Corp.*                                                         1,660            22,061
      PICO Holdings, Inc.*                                                 370            13,287
      Portfolio Recovery Associates, Inc.*                                 829            40,314
      Primus Guaranty, Ltd.*                                             1,081             2,832
      Resource America, Inc. - Class A                                      40               380
                                                                                 ---------------
                                                                                         211,219
                                                                                 ---------------
      INSURANCE -- 2.3%
      Alleghany Corp.*                                                     128            46,720
      AMBAC Financial Group, Inc.                                       12,570            29,288
      AmCOMP, Inc.*                                                      1,150            13,340
      American Equity Investment Life Holding Co.                        1,100             8,250
      American Physicians Capital, Inc.                                    250            10,583
      American Safety Insurance Holdings, Ltd.*                          1,060            16,017
      Amerisafe, Inc.*                                                     680            12,376
      Amtrust Financial Services, Inc.                                     201             2,732
      Argo Group International Holdings, Ltd.*                           1,617            59,586
      Aspen Insurance Holdings, Ltd.                                     3,200            88,000
      Assured Guaranty, Ltd.                                             2,400            39,024
      Baldwin & Lyons, Inc. - Class B                                      170             4,075

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Castlepoint Holdings, Ltd.                                           800   $         8,904
      Citizens, Inc.*                                                    1,420            11,672
      CNA Surety Corp.*                                                    700            11,690
      Crawford & Co.*                                                      750            11,400
      Darwin Professional Underwriters, Inc.*                              166             5,164
      Delphi Financial Group, Inc. - Class A                             1,810            50,752
      Donegal Group, Inc. - Class A                                      1,100            19,943
      eHealth, Inc.*                                                     1,108            17,728
      EMC Insurance Group, Inc.                                            490            14,445
      Employers Holdings, Inc.                                           1,580            27,460
      Enstar Group, Ltd.*                                                  300            29,208
      FBL Financial Group, Inc. - Class A                                  700            19,523
      First Acceptance Corp.*                                               20                68
      First Mercury Financial Corp.*                                     1,098            15,647
      Flagstone Reinsurance Holdings, Ltd.                               1,090            11,194
      FPIC Insurance Group, Inc.*                                          210            10,792
      Greenlight Capital Re, Ltd. - Class A*                               380             8,736
      Hallmark Financial Services, Inc.*                                 1,490            13,544
      Harleysville Group, Inc.                                             420            15,876
      Hilb, Rogal & Hamilton Co.*                                        1,030            48,142
      Hilltop Holdings, Inc.*                                              890             9,185
      Horace Mann Educators Corp.                                        1,970            25,354
      Independence Holding Co.                                           1,170            13,514
      Infinity Property & Casualty Corp.                                   350            14,420
      IPC Holdings, Ltd.                                                 1,740            52,565
      Kansas City Life Insurance Co.                                       330            15,180
      LandAmerica Financial Group, Inc.                                    770            18,672
      Maiden Holdings, Ltd.                                              1,180             5,133
      Max Capital Group, Ltd.                                            1,840            42,743
      Meadowbrook Insurance Group, Inc.                                  1,369             9,664
      Montpelier Re Holdings, Ltd.                                       3,220            53,162
      National Financial Partners Corp.                                  1,120            16,800
      National Interstate Corp.                                            100             2,403
      National Western Life Insurance Co. - Class A                         70            16,945
      Navigators Group, Inc.*                                              420            24,360
      NYMagic, Inc.                                                         60             1,515
      Odyssey Re Holdings Corp.                                          1,440            63,072
      Platinum Underwriters Holdings, Ltd.                               1,570            55,704
      PMA Capital Corp.*                                                 1,210            10,672
      Presidential Life Corp.                                              770            12,158
      ProAssurance Corp.*                                                1,410            78,960
      Quanta Capital Holdings, Ltd.                                      2,820             7,783
      RAM Holdings, Ltd.*                                                  100               168
      RLI Corp.                                                            520            32,287
      Safety Insurance Group, Inc.                                         390            14,793
      SeaBright Insurance Holdings, Inc.*                                  980            12,740
      Selective Insurance Group, Inc.                                    4,580           104,974
      State Auto Financial Corp.                                           520            15,116
      Stewart Information Services Corp.                                   550            16,363
      Syncora Holdings Ltd.                                                170               223
      The Phoenix Cos., Inc.                                             4,930            45,553

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Tower Group, Inc.                                                  1,110   $        26,152
      United America Indemnity, Ltd. - Class A*                            760            10,815
      United Fire & Casualty Co.                                         2,880            82,339
      Validus Holdings, Ltd.                                             1,580            36,735
      Zenith National Insurance Corp.                                    1,090            39,938
                                                                                 ---------------
                                                                                       1,670,039
                                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 4.7%
      Acadia Realty Trust                                                1,215            30,715
      Agree Realty Corp.                                                   470            13,442
      Alesco Financial, Inc.                                               230               207
      Alexander's, Inc.                                                    145            58,000
      American Campus Communities, Inc.                                  1,040            35,235
      American Capital Agency Corp.                                        620            10,738
      Anthracite Capital, Inc.                                           2,850            15,276
      Anworth Mortgage Asset Corp.                                       2,450            14,504
      Arbor Realty Trust, Inc.                                             830             8,300
      Ashford Hospitality Trust, Inc.                                    5,430            21,992
      Associated Estates Realty Corp.                                    1,260            16,418
      BioMed Realty Trust, Inc.                                          1,890            49,990
      Brandywine Realty Trust                                            2,500            40,075
      BRT Realty Trust                                                      20               172
      Capital Trust, Inc. - Class A                                      1,290            19,995
      CapLease Funding, Inc.                                             1,260             9,992
      Capstead Mortgage Corp.                                            1,840            20,148
      Care Investment Trust, Inc.                                        1,030            11,824
      CBL & Associates Properties, Inc.                                    800            16,064
      CBRE Realty Finance, Inc.                                             90               122
      Cedar Shopping Centers, Inc.                                         790            10,444
      Chimera Investment Corp.                                           2,210            13,724
      Cogdell Spencer, Inc.                                                670            10,747
      Colonial Properties Trust                                          1,950            36,445
      Corporate Office Properties Trust                                  1,390            56,086
      Cousins Properties, Inc.                                           2,499            63,050
      DCT Industrial Trust, Inc.                                         4,620            34,604
      DiamondRock Hospitality Co.                                        7,050            64,155
      DuPont Fabros Technology, Inc.                                       640             9,760
      Eastgroup Properties, Inc.                                         1,401            68,005
      Education Realty Trust, Inc.                                       1,160            12,853
      Entertainment Properties Trust                                       830            45,418
      Equity Lifestyle Properties, Inc.                                    997            52,871
      Equity One, Inc.                                                   2,540            52,045
      Extra Space Storage, Inc.                                          2,130            32,717
      FelCor Lodging Trust, Inc.                                         3,370            24,129
      First Industrial Realty Trust, Inc.                                1,880            53,918
      First Potomac Realty Trust                                           770            13,236
      Franklin Street Properties Corp.                                   1,790            23,270
      Getty Realty Corp.                                                   730            16,184
      Glimcher Realty Trust                                              1,560            16,286
      Gramercy Capital Corp.                                               370               958
      Hatteras Financial Corp.                                             620            14,384
      Healthcare Realty Trust, Inc.                                      2,190            63,838
      Hersha Hospitality Trust                                           1,740            12,946
      Highwoods Properties, Inc.                                         2,083            74,071
      Home Properties, Inc.                                              2,014           116,711
      Inland Real Estate Corp.                                           2,680            42,049
      Investors Real Estate Trust                                        2,390            26,744
      Kite Realty Group Trust                                              750             8,250
      LaSalle Hotel Properties                                           1,790            41,743
      Lexington Realty Trust                                            22,094           380,459
      LTC Properties, Inc.                                                 850            24,922

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Maguire Properties, Inc.                                           1,360   $         8,106
      Medical Properties Trust, Inc.                                     2,190            24,856
      MFA Mortgage Investments, Inc.                                     7,730            50,245
      Mid-America Apartment Communities, Inc.                            1,274            62,604
      Mission West Properties, Inc.                                      1,270            12,370
      Monmouth Real Estate - Class A                                     1,610            12,542
      National Health Investors, Inc.                                    1,350            46,143
      National Retail Properties, Inc.                                   3,820            91,489
      Newcastle Investment Corp.                                         3,130            19,876
      NorthStar Realty Finance Corp.                                     1,850            14,338
      Omega Healthcare Investors, Inc.                                   2,096            41,207
      One Liberty Properties, Inc.                                         540             9,542
      Parkway Properties, Inc.                                             700            26,502
      Pennsylvania Real Estate Investment Trust                          1,210            22,808
      Post Properties, Inc.                                              1,690            47,269
      Potlatch Corp.                                                     1,435            66,570
      PS Business Parks, Inc.                                              535            30,816
      RAIT Financial Trust                                               1,750             9,608
      Ramco-Gershenson Properties Trust                                    500            11,210
      Realty Income Corp.                                                5,700           145,920
      Redwood Trust, Inc.                                                1,210            26,293
      Saul Centers, Inc.                                                   450            22,743
      Senior Housing Properties Trust                                    3,090            73,635
      Sovran Self Storage, Inc.                                            640            28,602
      Strategic Hotels & Resources, Inc.                                 2,740            20,687
      Sun Communities, Inc.                                                811            16,066
      Sunstone Hotel Investors, Inc.                                     1,570            21,195
      Tanger Factory Outlet Centers, Inc.                                2,043            89,463
      U-Store-It Trust                                                   1,940            23,804
      Universal Health Realty Income Trust                                 436            16,960
      Urstadt Biddle Properties, Inc. - Class A                            680            12,750
      Washington Real Estate Investment Trust                           11,932           437,069
      Weingarten Realty, Inc.                                            1,300            46,371
      Winthrop Realty Trust                                              2,090             8,151
                                                                                 ---------------
                                                                                       3,508,041
                                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      Avatar Holdings, Inc.*                                               410            13,530
      Consolidated Tomoka Land Co.                                         318            13,734
      Forestar Real Estate Group, Inc.*                                    700            10,325
      Grubb & Ellis Co.                                                  1,545             4,172
      HouseValues, Inc.*                                                    30                80
      Maui Land & Pineapple Co., Inc.*                                     460            12,645
      Stratus Properties, Inc.*                                            460            12,659
      Tejon Ranch Co.*                                                     633            23,516
      Thomas Properties Group, Inc.                                      1,173            11,847
                                                                                 ---------------
                                                                                         102,508
                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE -- 1.3%
      Abington Bancorp, Inc.                                             1,340            13,561
      Anchor BanCorp Wisconsin, Inc.                                       260             1,911
      Astoria Financial Corp.                                            2,500            51,825
      Bank Mutual Corp.                                                  2,950            33,482
      BankFinancial Corp.                                                  770            11,304
      Beneficial Mutual Bancorp, Inc.*                                     870            11,006
      Berkshire Hills Bancorp, Inc.                                      3,000            96,000

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Brookline Bancorp, Inc.                                            1,690   $        21,615
      Brooklyn Federal Bancorp, Inc.                                       940            13,903
      Centerline Holding Co.                                               130               259
      Clifton Savings Bancorp, Inc.                                      1,150            13,788
      Corus Bankshares, Inc.                                             2,810            11,381
      Danvers Bancorp, Inc.                                              1,860            23,715
      Dime Community Bancshares                                          3,250            49,465
      Encore Bancshares, Inc.*                                             730            13,140
      ESSA Bancorp, Inc.                                                   930            12,927
      Federal Agricultural Mortgage Corp. - Class C                        230               943
      First Financial Holdings, Inc.                                       420            10,996
      First Financial Northwest, Inc.                                    2,100            21,672
      First Niagara Financial Group, Inc.                                3,760            59,220
      First Place Financial Corp.                                          890            11,437
      FirstFed Financial Corp.*                                            730             5,723
      Flagstar Bancorp, Inc.                                             4,050            12,069
      Flushing Financial Corp.                                             640            11,200
      Fox Chase Bancorp, Inc.*                                           1,060            12,402
      Franklin Bank Corp.*                                                 200                98
      Guaranty Financial Group, Inc.*                                    2,320             9,164
      Imperial Capital Bancorp, Inc.                                        20               173
      K-Fed Bancorp                                                         10                92
      Kearny Financial Corp.                                             1,060            12,974
      Meridian Interstate Bancorp, Inc.*                                 1,830            18,684
      NASB Financial, Inc.                                                  80             2,599
      NewAlliance Bancshares, Inc.                                       3,670            55,160
      Northwest Bancorp, Inc.                                              480            13,219
      OceanFirst Financial Corp.                                           600            10,872
      Ocwen Financial Corp.*                                             1,730            13,926
      Oritani Financial Corp.*                                             234             3,943
      Provident Financial Services, Inc.                                 1,550            25,590
      Provident New York Bancorp                                           630             8,329
      Radian Group, Inc.                                                 2,520            12,701
      Rockville Financial, Inc.                                            880            13,860
      The PMI Group, Inc.                                                4,370            12,891
      TierOne Corp.                                                         30               154
      TrustCo Bank Corp. NY                                              3,915            45,845
      United Community Financial Corp.                                   3,160            15,800
      United Financial Bancorp, Inc.                                     1,470            21,829
      ViewPoint Financial Group                                            440             7,700
      Washington Federal, Inc.                                           6,000           110,700
      Waterstone Financial, Inc.*                                        1,230            12,017
      Westfield Financial, Inc.                                          1,340            13,802
      Willow Financial Bancorp, Inc.                                        20               183
      WSFS Financial Corp.                                                 210            12,600
                                                                                 ---------------
                                                                                         979,849
                                                                                 ---------------
   TOTAL FINANCIALS                                                                   12,879,340
                                                                                 ---------------
   HEALTH CARE -- 13.1%
      BIOTECHNOLOGY -- 3.6%
      Acadia Pharmaceuticals, Inc.*                                        740             1,983
      Acorda Therapeutics, Inc.*                                         2,193            52,303
      Affymax, Inc.*                                                       639            12,684
      Alexion Pharmaceuticals, Inc.*                                     4,296           168,833
      Alkermes, Inc.*                                                    5,535            73,616
      Allos Therapeutics, Inc.*                                          2,437            18,058
      Alnylam Pharmaceuticals, Inc.*                                     1,925            55,729
      Altus Pharmaceuticals, Inc.*                                          30                33
      Amicus Therapeutics, Inc.*                                           129             1,951

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Arena Pharmaceuticals, Inc.*                                       4,266   $        21,330
      Ariad Pharmaceuticals, Inc.*                                       3,909             9,655
      ArQule, Inc.*                                                        824             2,653
      Array Biopharma, Inc.*                                             2,278            17,495
      Avant Immunotherapeutics, Inc.*                                    1,040            12,095
      BioCryst Pharmaceuticals, Inc.*                                       30                94
      BioMarin Pharmaceutical, Inc.*                                        20               530
      Celera Corp.*                                                      3,374            52,128
      Cell Genesys, Inc.*                                                4,338             2,559
      Cepheid, Inc.*                                                     3,088            42,707
      Cougar Biotechnology, Inc.*                                        1,050            35,060
      Cubist Pharmaceuticals, Inc.*                                      5,209           115,796
      CV Therapeutics, Inc.*                                             3,053            32,972
      Cytokinetics, Inc.*                                                3,486            16,524
      Cytori Therapeutics, Inc.*                                           440             2,323
      Dendreon Corp.*                                                    5,778            32,992
      Dyax Corp.*                                                        3,320            14,608
      Emergent Biosolutions, Inc.*                                       1,140            14,923
      Enzon Pharmaceuticals, Inc.*                                       4,263            31,461
      Genomic Health, Inc.*                                                905            20,498
      Geron Corp.*                                                       2,673            10,558
      GTx, Inc.*                                                           941            17,898
      Halozyme Therapeutics, Inc.*                                       3,268            23,987
      Human Genome Sciences, Inc.*                                       5,479            34,792
      Idenix Pharmaceuticals, Inc.*                                      1,656            11,973
      Idera Pharmaceuticals, Inc.*                                         960            13,507
      Immunogen, Inc.*                                                   2,620            12,864
      Immunomedics, Inc.*                                                1,364             2,428
      Incyte Corp.*                                                      5,310            40,622
      Indevus Pharmaceuticals, Inc.*                                     6,257            20,961
      InterMune, Inc.*                                                   1,624            27,787
      Isis Pharmaceuticals, Inc.*                                        4,896            82,693
      Keryx Biopharmaceuticals, Inc.*                                      180                63
      Ligand Pharmaceuticals, Inc.- Class B*                             5,668            16,721
      MannKind Corp.*                                                    3,401            13,128
      Marshall Edwards, Inc.*                                            2,520             5,418
      Martek Bioscience Corp.                                            1,722            54,105
      Maxygen, Inc.*                                                       231               977
      Medarex, Inc.*                                                     8,363            54,109
      Metabolix, Inc.*                                                   1,365            14,851
      Molecular Insight Pharmaceuticals, Inc.*                             380             2,918
      Momenta Pharmaceuticals, Inc.*                                     1,134            14,867
      Myriad Genetics, Inc.*                                             2,501           162,265
      Nabi Biopharmaceuticals*                                           2,120             9,879
      Nanosphere, Inc.*                                                    304             2,593
      Neurocrine Biosciences, Inc.*                                      2,317            10,867
      Novavax, Inc.*                                                     1,380             4,002
      NPS Pharmaceuticals, Inc.*                                         2,220            15,851
      Omrix Biopharmaceuticals, Inc.*                                      795            14,262
      Onyx Pharmaceuticals, Inc.*                                        3,258           117,874
      Opko Health, Inc.*                                                 4,810             8,418
      Orexigen Therapeutics, Inc.*                                       1,104            11,912
      OSI Pharmaceuticals, Inc.*                                         3,225           158,960
      Osiris Therapeutics, Inc.*                                         1,011            19,502
      PDL BioPharma, Inc.                                                6,380            59,398
      Pharmasset, Inc.*                                                    960            19,152
      Progenics Pharmaceuticals, Inc.*                                   1,247            16,598
      Protalix BioTherapeutics, Inc.*                                      245               546
      Regeneron Pharmaceuticals, Inc.*                                   3,266            71,297
      Repligen Corp.*                                                    3,800            17,898
      Rigel Pharmaceuticals, Inc.*                                       1,907            44,528

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Sangamo Biosciences, Inc.*                                         1,770   $        13,629
      Savient Pharmaceuticals, Inc.*                                     3,368            50,217
      Seattle Genetics, Inc.*                                            3,366            36,016
      Synta Pharmaceuticals Corp.*                                         331             2,522
      Targacept, Inc.*                                                     280             1,627
      Tercica, Inc.*                                                       371             3,317
      Theravance, Inc.*                                                  2,630            32,770
      United Therapeutics Corp.*                                         3,446           362,416
      XOMA, Ltd.*                                                        7,475            15,698
      Zymogenetics, Inc.*                                                1,870            12,454
                                                                                 ---------------
                                                                                       2,637,288
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
      Abaxis, Inc.*                                                      1,032            20,330
      Abiomed, Inc.*                                                     2,142            38,020
      AccuRay, Inc.*                                                     1,744            14,074
      Align Technology, Inc.*                                            3,512            38,035
      Alphatec Holdings, Inc.*                                             780             3,588
      American Medical Systems Holdings, Inc.*                           4,175            74,148
      Analogic Corp.                                                     5,093           253,428
      AngioDynamics, Inc.*                                                 692            10,934
      Arthrocare Corp.*                                                  1,542            42,744
      Aspect Medical Systems, Inc.*                                         30               156
      Atrion Corp.                                                          40             4,121
      Candela Corp.*                                                        60               147
      Cantel Medical Corp.*                                                 40               385
      Cardiac Science Corp.*                                             1,350            13,986
      Conceptus, Inc.*                                                   2,090            34,652
      Conmed Corp.*                                                      1,100            35,200
      Cryolife, Inc.*                                                    1,331            17,463
      Cutera, Inc.*                                                        120             1,273
      Cyberonics, Inc.*                                                  1,240            21,080
      Cynosure, Inc.- Class A*                                             502             9,006
      Datascope Corp.                                                      684            35,315
      DexCom, Inc.*                                                      2,730            16,899
      ev3, Inc.*                                                         3,282            32,951
      Exactech, Inc.*                                                      690            15,346
      Greatbatch, Inc.*                                                  3,290            80,737
      Haemonetics Corp.*                                                 1,425            87,951
      Hansen Medical, Inc.*                                              1,325            17,808
      HealthTronics, Inc.*                                                  80               234
      Hologic, Inc.*                                                        20               387
      I-Flow Corp.*                                                      1,577            14,682
      ICU Medical, Inc.*                                                   527            16,026
      Immucor, Inc.*                                                     4,131           132,027
      Insulet Corp.*                                                       923            12,848
      Integra LifeSciences Holdings Corp.*                               1,015            44,690
      Invacare Corp.                                                     1,480            35,727
      Inverness Medical Innovations, Inc.*                                  10               300
      IRIS International, Inc.*                                          1,070            19,153
      Kensey Nash Corp.*                                                   349            10,980
      Masimo Corp.*                                                      2,734           101,705
      Medical Action Industries, Inc.*                                   1,199            15,743
      Mentor Corp.                                                       1,860            44,380
      Meridian Bioscience, Inc.                                          2,186            63,481
      Merit Medical Systems, Inc.*                                       1,298            24,363
      Micrus Endovascular Corp.*                                           929            12,960
      Natus Medical, Inc.*                                               1,723            39,043
      Neogen Corp.*                                                      1,170            32,971
      Neurometrix, Inc.*                                                    80                76
      Northstar Neuroscience, Inc.*                                         70               108

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      NuVasive, Inc.*                                                    2,119   $       104,530
      NxStage Medical, Inc.*                                               312             1,317
      OraSure Technologies, Inc.*                                        2,495            12,275
      Orthofix International N.V.*                                         511             9,520
      Orthovita, Inc.*                                                   6,110            15,886
      Palomar Medical Technologies, Inc.*                                  830            11,172
      Quidel Corp.*                                                      1,541            25,288
      RTI Biologics, Inc.*                                               3,288            30,743
      Sirona Dental Systems, Inc.*                                         870            20,254
      Somanetics Corp.*                                                    650            14,215
      SonoSite, Inc.*                                                      823            25,842
      Spectranetics Corp.*                                               1,564             7,241
      Stereotaxis, Inc.*                                                 2,559            15,482
      STERIS Corp.                                                       3,508           131,831
      SurModics, Inc.*                                                   1,047            32,970
      Symmetry Medical, Inc.*                                            1,417            26,299
      Synovis Life Technologies, Inc.*                                     720            13,550
      Thoratec Corp.*                                                    3,406            89,407
      TomoTherapy, Inc.*                                                 2,657            12,169
      TranS1, Inc.*                                                        262             2,591
      Vision-Sciences, Inc.*                                               920             3,671
      Vital Signs, Inc.                                                    430            31,777
      VNUS Medical Technologies, Inc.*                                     620            12,977
      Volcano Corp.*                                                     2,592            44,816
      West Pharmaceutical Services, Inc.                                 1,783            87,046
      Wright Medical Group, Inc.*                                        2,278            69,342
      Zoll Medical Corp.*                                                1,386            45,350
                                                                                 ---------------
                                                                                       2,439,222
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.6%
      Air Methods Corp.*                                                   518            14,665
      Alliance Imaging, Inc.*                                            1,545            15,867
      Almost Family, Inc.*                                                 320            12,656
      Amedisys, Inc.*                                                    1,694            82,447
      AMERIGROUP Corp.*                                                  2,030            51,237
      AMN Healthcare Services, Inc.*                                    18,250           320,652
      AmSurg Corp.*                                                      1,290            32,856
      Animal Health International, Inc.*                                    50               412
      Apria Healthcare Group, Inc.*                                      1,370            24,989
      Assisted Living Concepts, Inc.*                                    1,768            11,262
      Athenahealth, Inc.*                                                1,360            45,247
      Bio-Reference Labs, Inc.*                                            795            22,976
      BMP Sunstone Corp.*                                                2,486            17,253
      Capital Senior Living Corp.*                                       2,551            19,388
      Cardionet, Inc.*                                                     120             2,995
      Centene Corp.*                                                     1,813            37,185
      Chemed Corp.                                                       1,249            51,284
      Chindex International, Inc.*                                       1,280            13,901
      Corvel Corp.*                                                        647            18,511
      Cross Country Healthcare, Inc.*                                      957            15,590
      Emergency Medical Services Corp. - Class A*                          397            11,862
      Emeritus Corp.*                                                      947            23,580
      Ensign Group, Inc. /The                                               15               256
      Five Star Quality Care, Inc.*                                        180               675
      Genoptix, Inc.*                                                      620            20,255
      Gentiva Health Services, Inc.*                                     1,460            39,332
      Hanger Orthopedic Group, Inc.*                                       570             9,947
      Health Management Associates, Inc. - Class A*                         10                42

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Health Net, Inc.*                                                     10   $           236
      HealthExtras, Inc.*                                                1,978            51,665
      Healthsouth Corp.*                                                 2,880            53,078
      Healthspring, Inc.*                                                1,210            25,604
      Healthways, Inc.*                                                  1,830            29,518
      HMS Holdings Corp.*                                                1,370            32,825
      Humana, Inc.*                                                         10               412
      InVentiv Health, Inc.*                                             4,019            70,976
      IPC The Hospitalist Co., Inc.*                                       180             4,626
      Kindred Healthcare, Inc.*                                          1,160            31,981
      Landauer, Inc.                                                       510            37,102
      LCA - Vision, Inc.                                                    20                93
      LHC Group, Inc.*                                                     827            23,553
      Magellan Health Services, Inc.*                                    1,330            54,610
      Medcath Corp.*                                                       530             9,498
      Molina Healthcare, Inc.*                                             430            13,330
      MWI Veterinary Supply, Inc.*                                         597            23,456
      National HealthCare Corp.                                            772            36,377
      National Research Corp.                                              220             6,745
      Nighthawk Radiology Holdings, Inc.*                                1,345             9,711
      Odyssey Healthcare, Inc.*                                          2,094            21,254
      Omnicare, Inc.                                                        10               288
      Owens & Minor, Inc.                                                2,242           108,737
      PharMerica Corp.*                                                    800            17,992
      Providence Service Corp.*                                            333             3,263
      PSS World Medical, Inc.*                                           3,435            66,982
      Psychiatric Solutions, Inc.*                                       3,017           114,495
      RadNet, Inc.*                                                        800             3,208
      RehabCare Group, Inc.*                                               630            11,403
      Res-Care, Inc.*                                                    3,330            60,406
      Skilled Healthcare Group, Inc.- Class A*                             690            10,964
      Sun Healthcare Group, Inc.*                                        2,397            35,140
      Sunrise Senior Living, Inc.*                                       2,273            31,345
      Triple-S Management Corp.- Class B*                                  660            10,751
      U.S. Physical Therapy, Inc.*                                         460             7,986
      Universal American Corp.*                                          1,300            15,847
      Virtual Radiologic Corp.*                                            156             1,273
                                                                                 ---------------
                                                                                       1,954,052
                                                                                 ---------------
      HEALTH CARE TECHNOLOGY -- 0.7%
      Allscripts Healthcare Solutions, Inc.                              3,126            38,887
      Computer Programs & Systems, Inc.                                    356            10,306
      Eclipsys Corp.*                                                   14,590           305,661
      MedAssets, Inc.*                                                     770            13,244
      Omnicell, Inc.*                                                    1,757            23,105
      Phase Forward, Inc.*                                               2,067            43,221
      SXC Health Solutions Corp*                                         1,500            22,875
      Vital Images, Inc.*                                                4,357            65,355
                                                                                 ---------------
                                                                                         522,654
                                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.2%
      Accelrys, Inc.*                                                      480             2,635
      Affymetrix, Inc.*                                                  3,184            24,644
      Albany Molecular Research, Inc.*                                     861            15,575
      AMAG Pharmaceuticals, Inc.*                                          958            37,103
      Bio-Rad Laboratories, Inc. - Class A*                              1,178           116,763
      Bruker Corp.*                                                      3,407            45,415
      Cambrex Corp.*                                                     3,150            19,373

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Clinical Data, Inc.*                                                 680   $        10,934
      Dionex Corp.*                                                        966            61,389
      Enzo Biochem, Inc.*                                                1,162            12,759
      eResearch Technology, Inc.*                                        2,230            26,559
      Exelixis, Inc.*                                                    5,327            32,388
      Illumina, Inc.*                                                       20               811
      Kendle International, Inc.*                                          825            36,886
      Life Sciences Research, Inc.*                                        420            14,700
      Luminex, Corp.*                                                    2,660            66,527
      Medivation, Inc.*                                                  1,661            43,950
      Nektar Therapeutics*                                               6,317            22,678
      PARAXEL International Corp.*                                       3,486            99,909
      Pharmanet Development Group, Inc.*                                   358             2,585
      Sequenom, Inc.*                                                    3,460            92,105
      Varian, Inc.*                                                      1,815            77,864
                                                                                 ---------------
                                                                                         863,552
                                                                                 ---------------
      PHARMACEUTICALS -- 1.7%
      Adolor Corp.*                                                      1,260             4,347
      Akorn, Inc.*                                                       2,819            14,461
      Alexza Pharmaceuticals, Inc.*                                      2,238            11,056
      Alpharma, Inc.*                                                    1,792            66,107
      Ardea Biosciences, Inc.*                                           1,180            16,319
      Auxilium Pharmaceuticals, Inc.*                                    2,504            81,130
      Biodel, Inc.*                                                        761             2,549
      Bioform Medical, Inc.*                                               413             1,619
      Biomimetic Therapeutics, Inc.*                                     1,134            12,542
      Cadence Pharmaceuticals, Inc.*                                     1,758            15,611
      Caraco Pharmaceutical Laboratories, Ltd.*                            233             2,915
      Columbia Laboratories, Inc.*                                         890             2,332
      CPEX Pharmaceuticals, Inc.*                                           25               469
      Cypress Bioscience, Inc.*                                          2,165            15,913
      Depomed, Inc.*                                                     2,680             9,782
      Discovery Laboratories, Inc.*                                      6,630            12,398
      Durect Corp.*                                                      4,645            26,012
      Inspire Pharmaceuticals, Inc.*                                     3,100            11,067
      Javelin Pharmaceuticals, Inc.*                                       653             1,698
      Jazz Pharmaceuticals, Inc.*                                           82               405
      KV Pharmaceutical Co. - Class A*                                   1,590            36,109
      Map Pharmaceuticals, Inc.*                                           192             1,943
      MDRNA, Inc.*                                                          80                31
      Medicis Pharmaceutical Corp. - Class A                             3,249            48,443
      MiddleBrook Pharmaceuticals, Inc.*                                   710             1,065
      Noven Pharmaceuticals, Inc.*                                       1,409            16,457
      Obagi Medical Products, Inc.*                                      1,172            11,697
      Optimer Pharmaceuticals, Inc.*                                     2,210            17,569
      Pain Therapeutics, Inc.*                                           2,327            22,735
      Par Pharmaceutical Cos., Inc.*                                     1,570            19,295
      Penwest Pharmaceuticals Co.*                                          30                62
      Perrigo Co.                                                        9,426           362,524
      Pozen, Inc.*                                                       1,801            18,928
      Questcor Pharmaceuticals, Inc.*                                    2,650            19,477
      Salix Pharmaceuticals, Ltd.*                                       1,820            11,666
      Sciele Pharma, Inc.                                                1,773            54,591
      Somaxon Pharmaceuticals, Inc.*                                        30                94
      Sucampo Pharmaceuticals, Inc.- Class A*                              198             1,689
      SuperGen, Inc.*                                                       50                71
      The Medicines Co.*                                                 2,758            64,041

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Valeant Pharmaceuticals International*                             3,013   $        61,676
      ViroPharma, Inc.*                                                  2,610            34,243
      Vivus, Inc.*                                                       4,524            35,921
      XenoPort, Inc.*                                                    1,438            69,729
                                                                                 ---------------
                                                                                       1,218,788
                                                                                 ---------------
   TOTAL HEALTH CARE                                                                   9,635,556
                                                                                 ---------------
   INDUSTRIALS -- 14.0%
      AEROSPACE & DEFENSE -- 1.8%
      AAR Corp.*                                                         1,347            22,347
      Aerovironment, Inc.*                                                 571            18,243
      American Science & Engineering, Inc.                                 473            28,252
      Applied Energetics, Inc.*                                             60                51
      Applied Signal Technology, Inc.                                      510             8,864
      Argon ST, Inc.*                                                   16,019           376,286
      Ascent Solar Technologies, Inc.*                                     460             2,797
      Axsys Technologies, Inc.*                                            500            29,470
      Ceradyne, Inc.*                                                      810            29,695
      Cubic Corp.                                                          480            11,803
      Curtiss-Wright Corp.                                               2,927           133,032
      Ducommun, Inc.                                                     1,908            45,563
      DynCorp International, Inc. - Class A*                               830            13,911
      Esterline Technologies Corp.*                                      1,659            65,680
      GenCorp, Inc.*                                                     2,839            19,135
      HEICO Corp.                                                        1,518            49,821
      Herley Industries, Inc.*                                             420             7,182
      Hexcel Corp.*                                                      5,299            72,543
      Ladish Co., Inc.*                                                    380             7,695
      LMI Aerospace, Inc.*                                                 860            17,295
      Moog, Inc. - Class A*                                              1,540            66,035
      Orbital Sciences Corp.*                                            3,418            81,929
      Stanley, Inc.*                                                       404            14,912
      Taser International, Inc.*                                         4,838            34,592
      Teledyne Technologies, Inc.*                                       1,933           110,490
      TransDigm Group, Inc.*                                             1,884            64,489
      Triumph Group, Inc.                                                  641            29,300
                                                                                 ---------------
                                                                                       1,361,412
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS -- 0.3%
      Atlas Air Worldwide Holdings, Inc.*                                1,460            58,853
      Dynamex, Inc.*                                                       589            16,763
      Forward Air Corp.                                                  1,486            40,464
      Hub Group, Inc. - Class A*                                         1,734            65,285
      Pacer International, Inc.                                          1,262            20,785
      Park-Ohio Holdings Corp.*                                            570            10,197
                                                                                 ---------------
                                                                                         212,347
                                                                                 ---------------
      AIRLINES -- 0.4%
      AirTran Holdings, Inc.*                                            8,793            21,367
      Alaska Air Group, Inc.*                                              950            19,370
      Allegiant Travel Co.*                                                943            33,307
      Hawaiian Holdings, Inc.*                                           1,710            15,869
      JetBlue Airways Corp.*                                             6,850            33,907
      Mesa Air Group, Inc.*                                                290                96
      Pinnacle Airlines Corp.*                                              30               119
      Republic Airways Holdings, Inc.*                                   1,250            12,737
      SkyWest, Inc.                                                      2,320            37,074
      UAL Corp.                                                          6,700            58,893

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      US Airways Group, Inc.*                                            5,690   $        34,311
                                                                                 ---------------
                                                                                         267,050
                                                                                 ---------------
      BUILDING PRODUCTS -- 0.6%
      AAON, Inc.                                                           430             7,822
      American Woodmark Corp.                                              732            16,433
      Ameron International Corp.                                           344            24,648
      Apogee Enterprises, Inc.                                           1,651            24,815
      Builders FirstSource, Inc.*                                          680             4,073
      China Architectural Engineering, Inc.*                             1,824            12,932
      Gibraltar Industries, Inc.                                           940            17,587
      Griffon Corp.*                                                     1,970            17,769
      Insteel Industries, Inc.                                             802            10,899
      NCI Building Systems, Inc.*                                          550            17,463
      PGT, Inc.*                                                            37               112
      Quanex Building Products Corp.                                     3,869            58,964
      Simpson Manufacturing Co., Inc.                                    1,440            39,010
      Trex Co., Inc.*                                                    9,266           167,807
      Universal Forest Products, Inc.                                      620            21,644
                                                                                 ---------------
                                                                                         441,978
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.4%
      ABM Industries, Inc.                                               1,760            38,438
      ACCO Brands Corp.*                                                 2,100            15,834
      American Ecology Corp.                                             1,131            31,295
      American Reprographics Co.*                                        2,313            39,899
      AMREP Corp.*                                                          31             1,315
      Bowne & Co., Inc.                                                  1,381            15,951
      Casella Waste Systems, Inc.*                                       1,158            13,595
      Cenveo, Inc.*                                                      2,305            17,726
      Clean Harbors, Inc.*                                               1,275            86,126
      Comfort Systems USA, Inc.                                          3,720            49,699
      Compx International, Inc.                                             30               165
      Consolidated Graphics, Inc.*                                         317             9,615
      Cornell Cos., Inc.*                                                  420            11,416
      Courier Corp.                                                        660            13,438
      Deluxe Corp.                                                       3,398            48,897
      Energy Solutions, Inc.                                             2,096            20,960
      EnerNOC, Inc.*                                                        19               197
      Ennis, Inc.                                                          610             9,431
      Fuel Tech, Inc.*                                                     837            15,141
      G & K Services, Inc. - Class A                                       500            16,525
      GeoEye, Inc.*                                                        928            20,537
      Healthcare Services Group, Inc.                                    2,510            45,908
      Herman Miller, Inc.                                                3,288            80,457
      HNI Corp.                                                          1,990            50,427
      ICT Group, Inc.*                                                     111               894
      IKON Office Solutions, Inc.                                        2,530            43,035
      Innerworkings, Inc.*                                               1,622            17,988
      Interface, Inc. - Class A                                          2,668            30,335
      Kimball International, Inc. - Class B                              1,010            10,908
      Knoll, Inc.                                                        5,387            81,452
      M&F Worldwide Corp.*                                                 547            21,880
      McGrath RentCorp                                                   1,331            38,359
      Metalico, Inc.*                                                    1,130             6,667
      Mine Safety Appliances Co.                                         1,357            51,729
      Mobile Mini, Inc.*                                                 1,516            29,304
      Multi-Color Corp.                                                    692            16,532
      PeopleSupport, Inc.*                                                 277             3,238
      PRG-Schultz International, Inc.*                                   1,170            10,483
      Protection One, Inc.*                                                462             4,070
      Rollins, Inc.                                                      2,182            41,414
      Schawk, Inc.                                                         770            11,642

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Standard Parking Corp.*                                              152   $         3,377
      Standard Register Co.                                                418             4,117
      Steelcase, Inc. -  Class A                                        25,587           275,060
      Sykes Enterprises, Inc.*                                           1,785            39,199
      Team, Inc.*                                                          979            35,362
      Tetra Tech, Inc.*                                                  3,306            79,542
      The Geo Group, Inc.*                                               2,878            58,164
      United Stationers, Inc.*                                             900            43,047
      Viad Corp.                                                           640            18,426
      Waste Connections, Inc.*                                           3,628           124,440
      Waste Services, Inc.*                                              1,240             9,188
                                                                                 ---------------
                                                                                       1,762,844
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 0.5%
      Dycom Industries, Inc.*                                            1,430            18,618
      EMCOR Group, Inc.*                                                 4,241           111,623
      Furmanite Corp.*                                                   1,220            12,615
      Granite Construction, Inc.                                         1,240            44,417
      Great Lakes Dredge & Dock Corp.                                    1,990            12,557
      Insituform Technologies, Inc. - Class A*                             650             9,724
      Integrated Electrical Services, Inc.*                                 44               773
      Layne Christensen Co.*                                               804            28,486
      MasTec, Inc.*                                                      2,821            37,491
      Michael Baker Corp.*                                                 372            12,945
      Northwest Pipe Co.*                                                  410            17,884
      Orion Marine Group, Inc.*                                            540             5,665
      Perini Corp.*                                                      1,012            26,099
      Pike Electric Corp.*                                                 827            12,182
      Sterling Construction Co., Inc.*                                     200             3,240
      URS Corp.*                                                           800            29,336
                                                                                 ---------------
                                                                                         383,655
                                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 2.3%
      Acuity Brands, Inc.                                                2,224            92,874
      Advanced Battery Technologies, Inc.*                               3,440            11,111
      Akeena Solar, Inc.*                                                  940             3,563
      American Superconductor Corp.*                                     2,243            52,868
      AZZ, Inc.*                                                           596            24,657
      Baldor Electric Co.                                               12,311           354,680
      Beacon Power Corp.*                                                2,250             3,263
      Belden, Inc.                                                       1,876            59,638
      Brady Corp. - Class A                                              1,340            47,275
      Capstone Turbine Corp.*                                            6,590             8,501
      China BAK Battery, Inc.*                                             880             3,168
      Coleman Cable, Inc.*                                                 149             1,494
      Encore Wire Corp.                                                    640            11,590
      Ener1, Inc.*                                                       1,820            14,214
      Energy Conversion Devices, Inc.*                                   2,573           149,877
      EnerSys, Inc.*                                                     1,015            20,006
      Evergreen Solar, Inc.*                                             9,157            50,547
      Franklin Electric Co., Inc.                                        1,051            46,822
      FuelCell Energy, Inc.*                                             4,265            25,718
      Fushi Copperweld, Inc.*                                            1,070            10,368
      General Cable Corp.*                                               4,556           162,330
      GrafTech International, Ltd.*                                      6,246            94,377
      GT Solar International, Inc.*                                        800             8,680
      Harbin Electric, Inc.*                                               100             1,185
      Hubbell, Inc. - Class B                                               10               351
      II-VI, Inc.*                                                       1,528            59,072

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      LaBarge, Inc.*                                                       820   $        12,349
      LSI Industries, Inc.                                               1,620            13,397
      Medis Technologies, Ltd.*                                          3,798             6,836
      Microvision, Inc.*                                                 4,220             8,187
      Orion Energy Systems, Inc*                                            10                56
      Plug Power, Inc.*                                                  3,680             3,643
      Polypore International, Inc.*                                        734            15,788
      Powell Industries, Inc.*                                             346            14,120
      PowerSecure International, Inc.*                                     580             3,515
      Preformed Line Products Co.                                          200            11,668
      Regal-Beloit Corp.                                                 2,440           103,749
      Smith (A.O.) Corp.                                                   630            24,690
      Ultralife Corp.*                                                   1,350            10,463
      Valence Technology, Inc.*                                          3,610            12,455
      Vicor Corp.                                                        1,159            10,292
      Woodward Governor Co.                                              2,944           103,835
                                                                                 ---------------
                                                                                       1,673,272
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 0.7%
      Carlisle Cos., Inc.                                                   10               300
      Otter Tail Corp.                                                     970            29,808
      Raven Industries, Inc.                                               811            31,913
      Seaboard Corp.                                                        20            25,140
      Standex International Corp.                                          450            12,487
      Teleflex, Inc.                                                     5,940           377,130
      Tredegar Industries Corp.                                            500             8,895
      United Capital Corp.*                                                 30               795
                                                                                 ---------------
                                                                                         486,468
                                                                                 ---------------
      MACHINERY -- 2.6%
      3-D Systems Corp.*                                                 1,217            17,342
      Accuride Corp.*                                                      220               352
      Actuant Corp. - Class A                                            2,979            75,190
      ALAMO Group, Inc.                                                    760            12,958
      Albany International Corp. - Class A                               1,540            42,088
      Altra Holdings, Inc.*                                              4,860            71,734
      American Railcar Industries, Inc.                                    251             4,026
      Ampco-Pittsburgh Corp.                                               316             8,184
      Astec Industries, Inc.*                                              938            28,919
      Badger Meter, Inc.                                                   734            34,461
      Barnes Group, Inc.                                                 3,112            62,925
      Basin Water, Inc.*                                                    10                18
      Blount International, Inc.*                                        1,980            22,037
      Briggs & Stratton Corp.                                            2,320            37,538
      Cascade Corp.                                                        510            22,343
      Chart Industries, Inc.*                                            1,602            45,753
      China Fire & Security Group, Inc.*                                   360             3,784
      CIRCOR International, Inc.                                         1,121            48,685
      Clarcor, Inc.                                                      2,428            92,143
      Colfax Corp.*                                                      3,470            57,984
      Columbus McKinnon Corp.*                                           2,190            51,618
      Commercial Vehicle Group, Inc.*                                    1,760            12,514
      Dynamic Materials Corp.                                              640            14,854
      EnPro Industries, Inc.*                                              544            20,215
      ESCO Technologies, Inc.*                                           1,396            67,245
      Federal Signal Corp.                                               1,240            16,988
      Flander Corp.*                                                       540             3,402
      Flow International, Corp.*                                         8,529            43,327
      Force Protection, Inc.*                                            3,283             8,798
      FreightCar America, Inc.                                             350            10,245
      Gardner Denver, Inc.*                                                900            31,248
      Gehl Co.*                                                            110             3,237

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Graham Corp.                                                         270   $        14,607
      Greenbrier Cos., Inc.                                                470             9,170
      Hurco Cos., Inc.*                                                    340            10,054
      K-Tron International, Inc.*                                          130            16,748
      Kadant, Inc.*                                                        460            10,474
      Kaydon Corp.                                                       1,570            70,744
      Key Technology, Inc.*                                                120             2,844
      L.B. Foster Co.- Class A*                                            310             9,430
      Lindsay Corp.                                                        628            45,687
      Lydall, Inc.*                                                      1,290            12,423
      Met-Pro Corp.                                                      1,270            18,529
      Middleby Corp.*                                                      990            53,767
      Miller Industries, Inc.*                                              20               148
      Mueller Industries, Inc.                                           1,117            25,702
      Mueller Water Products, Inc. - Class A                             4,230            37,985
      NACCO Industries, Inc. - Class A                                     240            22,685
      NN, Inc.                                                             860            11,051
      Nordson Corp.                                                      1,859            91,296
      Omega Flex, Inc.                                                     380             8,569
      PMFG, Inc.*                                                          580             8,404
      RBC Bearings, Inc.*                                                1,071            36,082
      Robbins & Myers, Inc.                                              1,402            43,364
      Sauer-Danfoss, Inc.                                                  582            14,370
      Sun Hydraulics Corp.                                                 636            16,561
      Tecumseh Products Co. - Class A*                                     780            19,531
      Tennant Co.                                                        1,044            35,768
      The Gorman-Rupp Co.                                                  726            27,385
      Thermadyne Holdings Corp.*                                           470             7,835
      Titan International, Inc.                                          1,940            41,361
      Titan Machinery, Inc.*                                               550            11,446
      TriMas Corp.*                                                         50               328
      TurboChef Technologies, Inc.*                                        449             2,761
      Twin Disc, Inc.                                                       36               495
      Wabash National Corp.                                              1,080            10,206
      Wabtec Corp.                                                       2,698           138,219
      Watts Water Technologies, Inc. - Class A                             770            21,060
      Xerium Technologies, Inc.                                          2,951            19,004
                                                                                 ---------------
                                                                                       1,898,248
                                                                                 ---------------
      MARINE -- 0.2%
      American Commercial Lines, Inc.*                                   1,949            20,737
      Eagle Bulk Shipping, Inc.                                          2,677            37,318
      Genco Shipping & Trading, Ltd.                                     1,508            50,126
      Horizon Lines, Inc. - Class A                                      1,582            15,614
      TBS International, Ltd. - Class A*                                   510             6,865
      Ultrapetrol Bahamas, Ltd.*                                         1,160             9,106
                                                                                 ---------------
                                                                                         139,766
                                                                                 ---------------
      PROFESSIONAL SERVICES -- 1.4%
      Administaff, Inc.                                                  1,049            28,554
      CBIZ, Inc.*                                                        3,319            28,046
      CDI Corp.                                                            723            16,145
      China Direct, Inc.*                                                   80               338
      COMSYS IT Partners, Inc.*                                          1,210            11,761
      CoStar Group, Inc.*                                                1,117            50,701
      CRA International, Inc.*                                             703            19,318
      Diamond Management & Technology Consultants, Inc.                     20                94
      Duff & Phelps Corp. - Class A*                                       729            15,331

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Exponent, Inc.*                                                      523   $        17,306
      First Advantage Corp. - Class A*                                     740            10,397
      FTI Consulting, Inc.*                                                500            36,120
      Heidrick & Struggles International, Inc.                             380            11,457
      Hill International, Inc.*                                          1,310            18,143
      Hudson Highland Group, Inc.*                                       1,267             8,806
      Huron Consulting Group, Inc.*                                      1,249            71,168
      ICF International, Inc.*                                              70             1,382
      Kelly Services, Inc. - Class A                                       530            10,096
      Kforce, Inc.*                                                      1,173            11,976
      Korn/Ferry International, Inc.*                                    2,236            39,845
      LECG Corp.*                                                        1,938            15,640
      MPS Group, Inc.*                                                   2,620            26,410
      Navigant Consulting, Inc.*                                         2,715            54,001
      Odyssey Marine Exploration, Inc.*                                  2,266            10,288
      On Assignment, Inc.*                                                 900             7,092
      Resources Connection, Inc.*                                        2,625            59,141
      School Specialty, Inc.*                                              370            11,540
      Spherion Corp.*                                                    2,111            10,281
      The Advisory Board Co.*                                            1,122            33,839
      Trueblue, Inc.*                                                    1,399            22,608
      Volt Information Sciences, Inc.*                                     110               988
      VSE Corp.                                                             70             2,361
      Watson Wyatt Worldwide, Inc. - Class A                             6,929           344,579
                                                                                 ---------------
                                                                                       1,005,752
                                                                                 ---------------
      ROAD & RAIL -- 0.4%
      Amerco, Inc.*                                                        240            10,063
      Arkansas Best Corp.                                                  990            33,353
      Celadon Group, Inc.*                                                 750             8,602
      Dollar Thrifty Automotive Group, Inc.*                                60               116
      Genesee & Wyoming, Inc. - Class A*                                 1,561            58,569
      Heartland Express, Inc.                                            2,403            37,294
      Knight Transportation, Inc.                                        3,352            56,883
      Marten Transport, Ltd.*                                              470             9,170
      Old Dominion Freight Line, Inc.*                                   1,302            36,899
      P.A.M. Transportation Services*                                       20               219
      Patriot Transportation Holding, Inc.*                                 80             6,320
      Quality Distribution, Inc.*                                           60               255
      Saia, Inc.*                                                          710             9,429
      Universal Truckload Services, Inc.*                                  416            10,134
      Werner Enterprises, Inc.                                           1,670            36,256
      YRC Worldwide, Inc.*                                               1,610            19,256
                                                                                 ---------------
                                                                                         332,818
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.4%
      Aceto Corp.                                                          920             8,823
      Aircastle, Ltd.                                                    2,140            21,207
      Applied Industrial Technologies, Inc.                              1,880            50,628
      Beacon Roofing Supply, Inc.*                                       1,750            27,335
      BlueLinx Holdings, Inc.                                               60               317
      Building Materials Holding Corp.                                      70                33
      DXP Enterprises, Inc.*                                               350            18,659
      H&E Equipment Services, Inc.*                                        710             6,859
      Houston Wire & Cable Co.                                           1,430            24,553

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Interline Brands, Inc.*                                            1,120   $        18,155
      Kaman Corp.                                                        1,121            31,926
      Lawson Products, Inc.                                                380            10,507
      RSC Holdings, Inc.*                                                3,173            36,045
      Rush Enterprises, Inc. - Class A*                                    660             8,448
      TAL International Group, Inc.                                        210             4,372
      Textainer Group Holdings, Ltd.                                       672            10,208
      Watsco, Inc.                                                       1,199            60,286
                                                                                 ---------------
                                                                                         338,361
                                                                                 ---------------
      TRANSPORTATION INFRASTRUCTURE -- 0.0%
      CAI International, Inc.*                                             280             3,097
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                  10,307,068
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 15.4%
      COMMUNICATIONS EQUIPMENT -- 2.6%
      3Com Corp.*                                                       16,060            37,420
      Acme Packet, Inc.*                                                 2,552            14,623
      Adtran, Inc.                                                       3,061            59,659
      Airvana, Inc.*                                                     2,030            11,957
      Anaren, Inc.*                                                        730             7,409
      Arris Group, Inc.*                                                 6,399            49,464
      Aruba Networks, Inc.*                                              2,471            12,676
      Avanex Corp.*                                                        281             1,315
      Avocent Corp.*                                                     1,450            29,667
      Bel Fuse, Inc. - Class B                                             111             3,160
      Bigband Networks, Inc.*                                            6,958            25,675
      Black Box Corp.                                                      600            20,718
      Blue Coat Systems, Inc.*                                           2,308            32,751
      Cogo Group, Inc.*                                                  3,148            16,590
      Comtech Telecommunications Corp.*                                  1,470            72,383
      DG FastChannel, Inc.*                                                391             8,571
      Digi International, Inc.*                                            819             8,354
      Ditech Networks, Inc.*                                                70                83
      EMS Technologies, Inc.*                                              300             6,693
      Emulex Corp.*                                                      3,330            35,531
      Extreme Networks, Inc.*                                            2,200             7,414
      F5 Networks, Inc.*                                                 6,419           150,076
      Finisar Corp.*                                                    29,976            30,276
      Foundry Networks, Inc.*                                            7,928           144,369
      Globecomm Systems, Inc.*                                           1,740            15,208
      Harmonic, Inc.*                                                    7,472            63,138
      Harris Stratex Networks, Inc. - Class A*                           1,440            11,246
      Hughes Communications, Inc.*                                         540            19,818
      Infinera Corp.*                                                    6,048            57,819
      InterDigital, Inc.*                                                2,794            67,196
      Ixia*                                                              2,271            16,737
      KVH Industries, Inc.*                                              6,500            59,735
      Loral Space & Communications, Inc.*                                  860            12,702
      Netgear, Inc.*                                                     3,760            56,400
      Neutral Tandem, Inc.*                                              1,616            29,961
      Nextwave Wireless, Inc.*                                           1,062               637
      Oplink Communications, Inc.*                                       1,087            13,120
      Opnext, Inc.*                                                        272             1,248
      Orbcomm, Inc.*                                                     1,797             8,859
      Parkervision, Inc.*                                                1,420            14,200
      PC-Tel, Inc.                                                       1,730            16,124
      Plantronics, Inc.                                                  1,810            40,761
      Polycom, Inc.*                                                     7,040           162,835
      Powerwave Technologies, Inc.*                                      3,970            15,721
      Riverbed Technology, Inc.*                                        16,311           204,214
      Seachange International, Inc.*                                    10,730           103,652

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      ShoreTel, Inc.*                                                    2,642   $        15,165
      Sonus Networks, Inc.*                                             12,454            35,868
      Starent Networks Corp.*                                            1,415            18,310
      Sycamore Networks, Inc.*                                           5,117            16,528
      Symmetricom, Inc.*                                                   440             2,187
      Tekelec*                                                           1,800            25,182
      UTStarcom, Inc.*                                                   3,371            11,360
      Viasat, Inc.*                                                        865            20,397
                                                                                 ---------------
                                                                                       1,923,162
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 0.8%
      3Par, Inc.*                                                        1,341             8,649
      Adaptec, Inc.*                                                     1,900             6,232
      Avid Technology, Inc.*                                               890            21,413
      Compellent Technologies, Inc.*                                       860            10,664
      Cray, Inc.*                                                        8,400            43,512
      Data Domain, Inc.*                                                 2,006            44,674
      Diebold, Inc.                                                         10               331
      Electronics for Imaging, Inc.*                                     1,410            19,641
      Hutchinson Technology, Inc.*                                         550             6,369
      Hypercom Corp.*                                                    1,512             6,018
      Imation Corp.                                                        960            21,686
      Immersion Corp.*                                                   4,338            25,247
      Intermec, Inc.*                                                    3,480            68,347
      Intevac, Inc.*                                                     1,020            10,853
      Isilon Systems, Inc.*                                                549             2,421
      Netezza Corp.*                                                     2,496            26,483
      Novatel Wireless, Inc.*                                            1,922            11,647
      Palm, Inc.                                                         5,710            34,089
      Prestek, Inc.*                                                     3,070            17,315
      Quantum Corp.*                                                     8,397             8,817
      Rackable Systems, Inc.*                                            5,328            52,268
      Rimage Corp.*                                                        929            12,969
      STEC, Inc.*                                                        1,465            11,281
      Stratasys, Inc.*                                                   1,552            27,113
      Super Micro Computer, Inc.*                                        1,981            17,849
      Synaptics, Inc.*                                                   2,147            64,882
                                                                                 ---------------
                                                                                         580,770
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.8%
      Agilysys, Inc.                                                       660             6,659
      Anixter International, Inc.*                                       1,109            65,996
      AVX Corp.                                                             10               102
      Benchmark Electronics, Inc.*                                       2,046            28,808
      Brightpoint, Inc.*                                                 1,650            11,880
      Checkpoint Systems, Inc.*                                            980            18,444
      China Security & Surveillance Technology, Inc.*                    1,300            18,044
      Cogent, Inc.*                                                      2,676            27,349
      Cognex Corp.                                                       2,419            48,767
      Coherent, Inc.*                                                      580            20,619
      Comverge, Inc.*                                                      673             3,096
      CPI International, Inc.*                                           2,496            36,142
      CTS Corp.                                                            620             7,924
      Daktronics, Inc.                                                   1,859            30,971
      Dolby Laboratories, Inc.*                                             10               352
      DTS, Inc.*                                                         1,018            28,331
      Echelon Corp.*                                                     1,392            13,753
      Electro Rent Corp.                                                   890            11,953
      Electro Scientific Industries, Inc.*                                 620             8,816
      Faro Technologies, Inc.*                                             792            16,133
      Gerber Scientific, Inc.*                                           1,140            10,420
      ICx Technologies, Inc.*                                              177             1,365
      Insight Enterprises, Inc.*                                         1,250            16,762

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      IPG Photonics Corp.*                                               1,313   $        25,617
      Kemet Corp.*                                                         100               136
      L-1 Identity Solutions, Inc.*                                     20,256           309,512
      Littelfuse, Inc.*                                                    633            18,819
      LoJack Corp.*                                                         10                67
      Maxwell Technologies, Inc.*                                        1,250            16,675
      Measurement Specialties, Inc.*                                       560             9,766
      Mercury Computer Systems, Inc.*                                    1,440            12,816
      Methode Electronics, Inc.                                            770             6,884
      MTS Systems Corp.                                                    649            27,323
      Multi-Fineline Electronix, Inc.*                                     590             8,726
      Newport Corp.*                                                       990            10,672
      OSI Systems, Inc.*                                                   381             8,957
      Park Electrochemical Corp.                                         2,955            71,629
      PC Connection, Inc.*                                               2,100            14,049
      PC Mall, Inc.*                                                       450             3,073
      Photon Dynamics, Inc.*                                             2,480            38,068
      Plexus Corp.*                                                      2,388            49,432
      Radisys Corp.*                                                       700             6,020
      Rofin-Sinar Technologies, Inc.*                                    2,515            76,984
      Rogers Corp.*                                                        430            15,901
      Sanmina-SCI Corp.*                                                18,140            25,396
      ScanSource, Inc.*                                                  1,474            42,436
      SMART Modular Technologies (WWH), Inc.*                               90               270
      Synnex Corp.*                                                        980            21,893
      Technitrol, Inc.                                                   1,340            19,819
      TTM Technologies, Inc.*                                            1,727            17,132
      Universal Display Corp.*                                           3,900            42,744
      X-Rite, Inc.*                                                         30               106
      Zygo Corp.*                                                        1,010            12,706
                                                                                 ---------------
                                                                                       1,346,314
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 1.7%
      Ariba, Inc.*                                                       4,700            66,411
      Art Technology Group, Inc.*                                        6,432            22,641
      AsiaInfo Holdings, Inc.*                                           1,869            17,157
      Bankrate, Inc.*                                                      828            32,217
      Bidz.com, Inc.*                                                      460             3,984
      Chordiant Software, Inc.*                                          1,921             9,855
      comScore, Inc.*                                                    1,255            22,126
      Constant Contact, Inc.*                                              991            16,916
      DealerTrack Holdings, Inc.*                                        2,195            36,964
      Dice Holdings, Inc.*                                               1,206             8,563
      Digital River, Inc.*                                               2,090            67,716
      DivX, Inc.*                                                        1,476             9,550
      Earthlink, Inc.*                                                   7,066            60,061
      Greenfield Online, Inc.*                                           1,473            25,630
      GSI Commerce, Inc.*                                                1,121            17,353
      HSW International, Inc.*                                             286               744
      Imergent, Inc.                                                        10               112
      Infospace, Inc.                                                    3,149            34,167
      Internap Network Services Corp.*                                   4,049            14,091
      Internet Brands, Inc.- Class A*                                        9                63
      Internet Capital Group, Inc.*                                      2,867            23,251
      Interwoven, Inc.*                                                  2,629            37,121
      Ipass, Inc.*                                                         100               216
      j2 Global Communications, Inc.*                                    2,545            59,426
      Jupitermedia Corp.*                                                  120               139
      Keynote Systems, Inc.*                                               121             1,603
      Limelight Networks, Inc.*                                            349               873
      Liquidity Services, Inc.*                                          1,354            14,691

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      LoopNet, Inc.*                                                     1,450   $        14,254
      Marchex, Inc.- Class B                                             1,329            13,675
      MercadoLibre, Inc.*                                                1,310            26,658
      ModusLink Global Solutions, Inc.*                                    710             6,823
      Move, Inc.*                                                        6,669            14,138
      NIC, Inc.                                                          3,179            21,935
      Omniture, Inc.*                                                    3,372            61,910
      Openwave Systems, Inc.*                                              100               124
      Perficient, Inc.*                                                  1,530            10,159
      RealNetworks, Inc.*                                                2,702            13,726
      S1 Corp.*                                                          2,044            12,509
      SAVVIS, Inc.*                                                      1,919            25,791
      SonicWALL, Inc.*                                                   1,610             8,436
      SupportSoft, Inc.*                                                 1,080             3,240
      Switch And Data Facilities Co., Inc.*                                991            12,338
      TechTarget, Inc.*                                                    262             1,834
      Terremark Worldwide, Inc.*                                         2,733            18,776
      The Knot, Inc.*                                                    1,486            12,408
      TheStreet.com, Inc.                                                5,233            31,346
      Travelzoo, Inc.*                                                      10                79
      United Online, Inc.                                                2,290            21,549
      ValueClick, Inc.*                                                  5,145            52,633
      Vignette Corp.*                                                      870             9,344
      VistaPrint, Ltd.*                                                  2,612            85,778
      Vocus, Inc.*                                                         862            29,274
      Websense, Inc.*                                                    4,955           110,744
      Website Pros, Inc.*                                                  680             3,672
                                                                                 ---------------
                                                                                       1,226,794
                                                                                 ---------------
      IT SERVICES -- 2.1%
      Acxiom Corp.                                                       3,170            39,752
      CACI International, Inc. - Class A*                                1,153            57,765
      Cass Information Systems, Inc.                                       477            17,100
      China Information Security Technology, Inc.*                       2,980            14,006
      CIBER, Inc.*                                                       1,170             8,178
      CSG Systems International, Inc.*                                   1,760            30,853
      CyberSource Corp.*                                                 3,968            63,924
      Euronet Worldwide, Inc.*                                           1,250            20,912
      ExlService Holdings, Inc.*                                         1,192            10,466
      Forrester Research, Inc.*                                            805            23,603
      Gartner, Inc.*                                                     3,279            74,368
      Gevity HR, Inc.                                                    2,200            16,016
      Global Cash Access Holdings, Inc.*                                 1,898             9,604
      Heartland Payment Systems, Inc.                                    1,439            36,781
      iGate Corp.*                                                       1,643            14,245
      infoGROUP, Inc.                                                    2,080            13,749
      Integral Systems, Inc.*                                            1,030            21,393
      Lionbridge Technologies, Inc.*                                        80               195
      Mantech International Corp. - Class A*                             7,711           457,185
      Mastech Holdings, Inc.*                                               29               219
      MAXIMUS, Inc.                                                        494            18,199
      NCI, Inc. - Class A*                                                 630            17,942
      Ness Technologies, Inc.*                                           1,034            11,860
      NeuStar, Inc. - Class A*                                           1,500            29,835
      Online Resources Corp.*                                            1,566            12,168
      Perot Systems Corp. - Class A*                                     2,940            51,009
      RightNow Technologies, Inc.*                                      17,494           219,900
      Sapient Corp.*                                                     5,156            38,309

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      SI International, Inc.*                                               60   $         1,803
      SRA International, Inc. - Class A*                                 2,373            53,701
      Syntel, Inc.                                                         774            18,963
      Teletech Holdings, Inc.*                                           2,049            25,490
      The Hackett Group, Inc.*                                           2,130            11,587
      TNS, Inc.*                                                         1,116            21,617
      Unisys Corp.*                                                         10                28
      VeriFone Holdings, Inc.*                                           3,000            49,620
      Virtusa Corp.*                                                        10                65
      Wright Express Corp.*                                              2,294            68,476
                                                                                 ---------------
                                                                                       1,580,886
                                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
      Actel Corp.*                                                         844            10,533
      Advanced Analogic Technologies, Inc.*                              2,657            12,355
      Advanced Energy Industries, Inc.*                                  1,454            19,891
      Amkor Technology, Inc.*                                            4,512            28,741
      ANADIGICS, Inc.*                                                  11,089            31,160
      Applied Micro Circuits Corp.*                                      3,351            20,039
      Asyst Technologies, Inc.*                                            180               432
      Atheros Communications, Inc.*                                      3,320            78,286
      Atmel Corp.*                                                          20                68
      ATMI, Inc.*                                                        1,748            31,429
      AuthenTec, Inc.*                                                   1,851             3,980
      Brooks Automation, Inc.*                                           1,940            16,218
      Cabot Microelectronics Corp.*                                      2,052            65,828
      Cavium Networks, Inc.*                                             1,412            19,881
      Ceva, Inc.*                                                          480             3,984
      Cirrus Logic, Inc.*                                                2,421            13,194
      Cohu, Inc.                                                           810            12,814
      Cymer, Inc.*                                                       1,021            25,862
      Diodes, Inc.*                                                      1,534            28,302
      DSP Group, Inc.*                                                     260             1,989
      Eagle Test Systems, Inc.*                                             36               551
      Emcore Corp.*                                                      3,910            19,315
      Entegris, Inc.*                                                    3,742            18,111
      Exar Corp.*                                                        1,097             8,403
      FEI Co.*                                                           1,380            32,858
      Formfactor, Inc.*                                                  2,716            47,313
      Hittite Microwave Corp.*                                           1,344            45,158
      Ikanos Communications, Inc.*                                          70               139
      IXYS Corp.                                                           990             8,999
      Kopin Corp.*                                                       4,370            13,634
      Kulicke & Soffa Industries, Inc.*                                  3,050            13,755
      Lattice Semiconductor Corp.*                                       5,343            11,007
      LTX-Credence Corp.*                                                1,709             2,974
      Mattson Technology, Inc.*                                          2,320            10,974
      Micrel, Inc.                                                       2,590            23,491
      Microsemi Corp.*                                                   4,858           123,782
      Microtune, Inc.*                                                   3,229             8,654
      MIPS Technologies, Inc.*                                             151               530
      MKS Instruments, Inc.*                                             1,310            26,082
      Monolithic Power Systems, Inc.*                                    1,728            30,015
      Netlogic Microsystems, Inc.*                                         801            24,222
      NVE Corp.*                                                           360            10,192
      Omnivision Technologies, Inc.*                                     1,909            21,782
      ON Semiconductor Corp.*                                               20               135
      PDF Solutions, Inc.*                                                  20               104
      Pericom Semiconductor Corp.*                                       1,646            17,283
      Photronics, Inc.*                                                  1,200             2,256
      PLX Technology, Inc.*                                              2,034            10,414

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      PMC-Sierra, Inc.*                                                 11,306   $        83,890
      Power Integrations, Inc.*                                          1,540            37,114
      RF Micro Devices, Inc.*                                           11,100            32,412
      Rubicon Technology, Inc.*                                            869             6,274
      Rudolph Technologies, Inc.*                                        1,003             8,405
      Semitool, Inc.*                                                      351             2,871
      Semtech Corp.*                                                     3,602            50,284
      Sigma Designs, Inc.*                                               1,798            25,568
      Silicon Image, Inc.*                                               4,355            23,256
      Silicon Storage Technology, Inc.*                                  3,690            12,029
      Sirf Technology Holdings, Inc.*                                      130               194
      Skyworks Solutions, Inc.*                                          7,751            64,798
      Spansion, Inc. - Class A*                                          5,500             8,525
      Standard Microsystems Corp.*                                       1,023            25,555
      Supertex, Inc.*                                                      557            15,685
      Techwell, Inc.*                                                      273             2,574
      Tessera Techonologies, Inc.*                                       2,764            45,164
      Transmeta Corp.*                                                   1,170            18,966
      Trident Microsystems, Inc.*                                       11,299            27,118
      TriQuint Semiconductor, Inc.*                                      4,120            19,735
      Ultra Clean Holdings*                                              1,880             9,475
      Ultratech, Inc.*                                                   1,180            14,278
      Varian Semiconductor Equipment Associates, Inc.*                       5               126
      Veeco Instruments, Inc.*                                           1,958            28,998
      Volterra Semiconductor Corp.*                                      1,193            15,187
      Zoran Corp.*                                                       2,580            21,053
                                                                                 ---------------
                                                                                       1,556,653
                                                                                 ---------------
      SOFTWARE -- 4.3%
      Access Integrated Technologies, Inc. - Class A*                       60                86
      ACI Worldwide, Inc.*                                               1,993            34,917
      Actuate Corp.*                                                    10,802            37,807
      Advent Software, Inc.*                                               868            30,580
      American Software, Inc. - Class A                                    800             4,360
      ArcSight, Inc.*                                                      510             3,891
      Blackbaud, Inc.                                                    2,898            53,468
      Blackboard, Inc.*                                                  1,700            68,493
      Bottomline Technologies, Inc.*                                       970            10,088
      Callidus Software, Inc.*                                             630             2,495
      Commvault Systems, Inc.*                                           2,546            30,679
      Concur Technologies, Inc.*                                         2,638           100,930
      Deltek, Inc.*                                                        254             1,544
      DemandTec, Inc.*                                                   1,340            12,073
      DMRC Corp.*                                                          114             1,332
      Double-Take Software, Inc.*                                          976             9,711
      Ebix, Inc.*                                                          120            11,275
      Entrust Technologies, Inc.*                                        7,080            15,222
      Epicor Software Corp.*                                             2,670            21,066
      EPIQ Systems, Inc.*                                                2,193            29,825
      Fair Isaac & Co., Inc.                                             2,080            47,944
      FalconStor Software, Inc.*                                        29,477           157,997
      Guidance Software, Inc.*                                             357             1,674
      i2 Technologies, Inc.*                                                10               135
      Informatica Corp.*                                                 4,310            55,987
      Interactive Intelligence, Inc.*                                      313             2,823
      Jack Henry & Associates, Inc.                                      4,721            95,978
      JDA Software Group, Inc.*                                          1,256            19,104
      Kenexa Corp.*                                                        987            15,585
      Lawson Software, Inc.*                                             7,345            51,415
      Macrovision Solutions Corp.*                                       3,011            46,309

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Magma Design Automation, Inc.*                                     3,001   $        12,064
      Manhattan Associates, Inc.*                                        1,332            29,757
      Mentor Graphics Corp.*                                             3,572            40,542
      MICROS Systems, Inc.*                                              4,442           118,424
      MicroStrategy, Inc. - Class A*                                       524            31,194
      Midway Games, Inc.*                                                  302               716
      Monotype Imaging Holdings, Inc.*                                     210             2,337
      MSC.Software Corp.*                                                  990            10,593
      Net 1 UEPS Technologies, Inc.*                                     2,359            52,677
      Netscout Systems, Inc.*                                            1,260            13,406
      NetSuite, Inc.*                                                      750            13,515
      OpenTV Corp.- Class A*                                               134               189
      Opnet Technologies, Inc.*                                            320             3,898
      Parametric Technology Corp.*                                       6,217           114,393
      Pegasystems, Inc.                                                  1,342            17,325
      Phoenix Technologies, Ltd.*                                        2,180            17,418
      Progress Software Corp.*                                           3,968           103,128
      PROS Holdings, Inc.*                                               1,762            16,545
      QAD, Inc.                                                             22               152
      Quality Systems, Inc.                                             11,746           496,386
      Quest Software, Inc.*                                              1,880            23,857
      Radiant Systems, Inc.*                                             1,592            13,835
      Renaissance Learning, Inc.                                           139             1,806
      Secure Computing Corp.*                                            2,535            13,892
      Smith Micro Software, Inc.*                                        1,854            13,163
      Solera Holdings, Inc.*                                             3,126            89,779
      Sonic Solutions, Inc.*                                             2,360            10,384
      Sourcefire, Inc.*                                                  1,574            11,475
      SPSS, Inc.*                                                        1,151            33,793
      SuccessFactors, Inc.*                                              1,147            12,502
      Sybase, Inc.*                                                      6,150           188,313
      Symvx Technologies, Inc.*                                          1,406            13,934
      Synchronoss Technologies, Inc.*                                    1,058             9,956
      Take-Two Interactive Software, Inc.                               22,280           365,392
      Taleo Corp. - Class A*                                             1,362            27,090
      TeleCommunication Systems, Inc. - Class A*                         2,420            16,722
      The Ultimate Software Group, Inc.*                                 1,210            32,670
      THQ, Inc.*                                                         3,870            46,595
      TIBCO Software, Inc.*                                              4,150            30,378
      Tivo, Inc.*                                                        6,870            50,288
      Tyler Technologies, Inc.*                                          2,269            34,421
      Unica Corp.*                                                       1,812            14,206
      Vasco Data Security International, Inc.*                           1,273            13,188
      Wind River Systems, Inc.*                                          4,343            43,430
                                                                                 ---------------
                                                                                       3,180,521
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                       11,395,100
                                                                                 ---------------
   MATERIALS -- 2.9%
      CHEMICALS -- 1.5%
      A. Schulman, Inc.                                                  1,620            32,044
      Albemarle Corp.                                                      600            18,504
      American Vanguard Corp.                                              943            14,220
      Arch Chemicals, Inc.                                                 846            29,864
      Balchem Corp.                                                      1,134            30,244
      Calgon Carbon Corp.*                                               2,628            53,506
      Chemtura Corp.                                                        10                46
      Cytec Industries, Inc.                                               600            23,346
      Ferro Corp.                                                        2,741            55,094

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Flotek Industries, Inc.*                                           1,218   $        13,398
      FMC Corp.                                                             10               514
      Gentek, Inc.*                                                        430            11,055
      Georgia Gulf Corp.                                                    60               150
      H.B. Fuller Co.                                                    3,610            75,341
      Hercules, Inc.                                                     4,864            96,259
      ICO, Inc.*                                                         1,780             9,986
      Innophos Holdings, Inc.                                              337             8,216
      Innospec, Inc.                                                       882            10,637
      Koppers Holdings, Inc.                                               867            32,434
      Kronos Worldwide, Inc.                                                20               265
      Landec Corp.*                                                      1,639            13,423
      LSB Industries, Inc.*                                              1,048            14,515
      Minerals Technologies, Inc.                                          856            50,812
      NewMarket Corp.                                                      752            39,525
      NL Industries, Inc.                                                1,430            14,686
      Olin Corp.                                                         2,570            49,858
      OM Group, Inc.*                                                    1,380            31,050
      Penford Corp.                                                        620            10,968
      PolyOne Corp.*                                                     2,620            16,899
      Quaker Chemical Corp.                                                530            15,084
      Rockwood Holdings, Inc.*                                           1,070            27,456
      Sensient Technologies Corp.                                        1,380            38,819
      ShengdaTech, Inc.*                                                 1,445            10,115
      Solutia, Inc.*                                                     4,600            64,400
      Spartech Corp.                                                     3,490            34,551
      Stepan Co.                                                           430            23,465
      The Scotts Miracle - Gro Co. - Class A                                10               236
      Tronox,  Inc. - Class B                                              160                17
      Valhi, Inc.                                                           10               180
      W.R. Grace & Co.*                                                  3,633            54,931
      Westlake Chemical Corp.                                              720            15,142
      Zep, Inc.                                                            992            17,499
      Zoltek Cos., Inc.*                                                 2,021            34,579
                                                                                 ---------------
                                                                                       1,093,333
                                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.1%
      Headwaters, Inc.*                                                  1,613            21,533
      Texas Industries, Inc.                                             1,231            50,299
      United States Lime & Minerals, Inc.*                                 180             6,932
      US Concrete, Inc.*                                                 2,280            10,192
                                                                                 ---------------
                                                                                          88,956
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.4%
      AEP Industries, Inc.*                                                138             2,760
      Boise, Inc.*                                                       1,020             1,591
      Bway Holding Co.*                                                  4,820            56,539
      Chesapeake Corp.*                                                    100                67
      Graphic Packaging Holding Co.*                                     6,882            17,205
      Myers Industries, Inc.                                             3,894            49,103
      Owens-Illinois, Inc.*                                                 10               294
      Packaging Corp.                                                    2,100            48,678
      Rock-Tenn Co. - Class A                                            1,623            64,887
      Silgan Holdings, Inc.                                              1,321            67,490
                                                                                 ---------------
                                                                                         308,614
                                                                                 ---------------
      METALS & MINING -- 0.6%
      A.M. Castle & Co.                                                    410             7,085
      Allied Nevada Gold Corp.*                                          2,240            12,813
      AMCOL International Corp.                                          1,230            38,450
      Apex Silver Mines, Ltd.*                                           4,277             7,356
      Brush Engineered Materials, Inc.*                                    750            13,927

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Carpenter Technology Corp.                                         1,100   $        28,215
      Century Aluminum Co.*                                                 20               554
      Compass Minerals International, Inc.                               1,446            75,756
      General Moly, Inc.*                                                2,401            10,444
      General Steel Holdings, Inc.*                                        240             1,714
      Haynes International, Inc.*                                          404            18,919
      Hecla Mining Co.*                                                  3,330            15,584
      Horsehead Holding Corp.*                                           1,640             9,676
      Kaiser Aluminum Corp.                                              1,380            59,271
      Olympic Steel, Inc.                                                  800            23,592
      Royal Gold, Inc.                                                   1,120            40,275
      RTI International Metals, Inc.*                                      710            13,888
      Stillwater Mining Co.*                                             1,684             9,784
      Sutor Technology Group, Ltd.*                                         20                66
      Universal Stainless & Alloy*                                         263             6,720
      Worthington Industries, Inc.                                       3,000            44,820
                                                                                 ---------------
                                                                                         438,909
                                                                                 ---------------
      PAPER & FOREST PRODUCTS -- 0.3%
      AbitibiBowater, Inc.*                                              2,467             9,547
      Buckeye Technologies, Inc.*                                        4,540            37,183
      Deltic Timber Corp.                                                  623            39,648
      Glatfelter                                                         4,280            57,951
      KapStone Paper and Packaging Corp.*                                2,520            16,002
      Louisiana-Pacific Corp.                                            4,890            45,477
      Mercer International, Inc.*                                        1,020             3,733
      Neenah Paper, Inc.                                                   530            10,494
      Schweitzer-Mauduit International, Inc.                               480             9,115
      Wausau Paper Corp.                                                 1,110            11,244
                                                                                 ---------------
                                                                                         240,394
                                                                                 ---------------
   TOTAL MATERIALS                                                                     2,170,206
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 1.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
      Alaska Communications Systems Group, Inc.                          2,565            31,370
      Atlantic Tele-Network, Inc.                                          410            11,480
      Cbeyond, Inc.*                                                    15,216           218,958
      Cincinnati Bell, Inc.*                                             7,040            21,754
      Cogent Communications Group, Inc.*                                 2,272            17,540
      Consolidated Communications Holdings, Inc.                           677            10,209
      Fairpoint Communications, Inc.                                     6,490            56,268
      General Communication, Inc. - Class A*                             2,130            19,724
      Global Crossing, Ltd.*                                             1,050            15,918
      Hungarian Telephone & Cable Corp.*                                   123             2,448
      iBasis Inc.*                                                         510             1,780
      Iowa Telecommunications Services, Inc.                               970            18,120
      NTELOS Holdings Corp.                                              1,709            45,955
      PAETEC Holdings Corp.*                                             4,717            10,141
      Premiere Global Services, Inc.*                                    3,668            51,572
      Qwest Communications International, Inc.                              10                32
      Shenandoah Telecommunication Co.                                   1,068            23,571
      SureWest Communications                                               20               204
      TW Telecom, Inc.*                                                  7,713            80,138

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Vonage Holdings Corp.*                                               898   $           907
                                                                                 ---------------
                                                                                         638,089
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
      Centennial Communications Corp.*                                   4,117            25,690
      ICO Global Communications Holdings, Ltd.*                          4,361             4,753
      iPCS, Inc.*                                                          743            16,547
      Syniverse Holdings, Inc.*                                          1,928            32,024
      USA Mobility, Inc.*                                                1,590            17,490
      Virgin Mobile USA, Inc.- Class A*                                    666             1,958
                                                                                 ---------------
                                                                                          98,462
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                      736,551
                                                                                 ---------------
   UTILITIES -- 2.2%
      ELECTRIC UTILITIES -- 1.0%
      ALLETE, Inc.                                                         990            44,055
      Central Vermont Public Service Corp.                                 360             8,438
      Cleco Corp.                                                        1,770            44,693
      El Paso Electric Co.*                                              1,150            24,150
      Idacorp, Inc.                                                      1,770            51,489
      ITC Holdings Corp.                                                 2,734           141,539
      MGE Energy, Inc.                                                   4,220           150,021
      Portland General Electric Co.                                      2,400            56,784
      The Empire District Electric Co.                                   1,470            31,385
      UIL Holdings Corp.                                                 1,030            35,360
      Unisource Energy Corp.                                               970            28,314
      Westar Energy, Inc.                                                3,870            89,165
                                                                                 ---------------
                                                                                         705,393
                                                                                 ---------------
      GAS UTILITIES -- 0.7%
      Chesapeake Utilities Corp.                                           360            11,956
      EnergySouth, Inc.*                                                   290            17,815
      New Jersey Resources Corp.                                         1,825            65,499
      Nicor, Inc.                                                        1,550            68,742
      Northwest Natural Gas Co.                                          1,210            62,920
      Piedmont Natural Gas Co.                                           2,890            92,364
      South Jersey Industries, Inc.                                      1,370            48,909
      Southwest Gas Corp.                                                1,980            59,915
      The Laclede Group, Inc.                                              610            29,579
      WGL Holdings, Inc.                                                 1,790            58,086
                                                                                 ---------------
                                                                                         515,785
                                                                                 ---------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
      Calpine Corp.*                                                        10               130
      Ormat Technologies, Inc.                                             902            32,770
      Synthesis Energy Systems, Inc.*                                      540             2,619
      US Geothermal, Inc.*                                               1,300             2,314
                                                                                 ---------------
                                                                                          37,833
                                                                                 ---------------
      MULTI-UTILITIES -- 0.3%
      Avista Corp.                                                       1,960            42,551
      Black Hills Corp.                                                  2,340            72,704
      CH Energy Group, Inc.                                                570            24,835
      NorthWestern Corp.                                                 2,660            66,846
      PNM Resources, Inc.                                                2,380            24,371
                                                                                 ---------------
                                                                                         231,307
                                                                                 ---------------
      WATER UTILITIES -- 0.1%
      American States Water Co.                                            260            10,010
      Cadiz, Inc.*                                                         919            17,525
      California Water Service Group                                       590            22,715
      Connecticut Water Service, Inc.                                      410            11,869
      Consolidated Water Co., Inc.                                         740            12,595

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Middlesex Water Co.                                                1,370   $        23,934
      SJW Corp.                                                            159             4,765
      Southwest Water Co.                                                  690             8,798
                                                                                 ---------------
                                                                                         112,211
                                                                                 ---------------
   TOTAL UTILITIES                                                                     1,602,529
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $67,928,737)                                                              65,874,544
                                                                                 ---------------
EXCHANGE-TRADED FUNDS -- 8.0%
      iShares Russell 2000 Index Fund                                   43,168         2,952,260
      iShares Russell 2000 Value Index Fund                             44,042         2,961,384
                                                                                 ---------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $6,251,915)                                                                5,913,644
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 4.7%
   BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                               1,716,069         1,716,069
   BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                               1,716,068         1,716,068
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $3,432,137)                                                                3,432,137
                                                                                 ---------------
TOTAL INVESTMENTS -- 101.9%
      (Cost $77,612,789)+                                                        $    75,220,325
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9)%                                       (1,394,135)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    73,826,190
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $79,917,067. At September 30, 2008, net unrealized depreciation was $4,696,742. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $885,699, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,582,441.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $75,220,325                      $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                        --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                        --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $75,220,325                      $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 92.8%
   ARGENTINA -- 0.1%
      Banco Macro SA - ADR                                               8,500   $       157,250
      BBVA Banco Frances SA - ADR                                        4,500            21,465
      Cresud SA - ADR*                                                  13,700           143,850
      Grupo Financiero Galicia SA - ADR*                                16,400            76,588
      IRSA Inversiones y Representaciones SA - GDR*                      3,700            26,899
      MercadoLibre, Inc.*                                                4,800            97,680
      Petrobras Energia Participaciones SA - ADR                        16,900           166,296
      Telecom Argentina SA - ADR*                                       19,550           239,487
      Transportadora de Gas del Sur SA - ADR                            16,900            49,517
                                                                                 ---------------
   TOTAL ARGENTINA                                                                       979,032
                                                                                 ---------------
   AUSTRALIA -- 3.6%
      AGL Energy, Ltd.                                                  33,692           371,576
      Amcor, Ltd. - ADR                                                 10,891           185,562
      APN News & Media, Ltd.                                            10,100            26,348
      Australia & New Zealand Banking Group, Ltd.                       80,323         1,240,931
      Australia & New Zealand Banking Group, Ltd. - ADR                  3,600            53,244
      Australian Worldwide Exploration Ltd.*                             6,354            12,987
      AXA Asia Pacific Holdings, Ltd.                                   16,771            69,008
      Bank of Queensland, Ltd.                                           6,109            65,425
      Bendigo and Adelaide Bank, Ltd.                                    4,414            42,137
      BHP Billiton, Ltd.                                               269,222         6,964,953
      BlueScope Steel, Ltd.                                            509,937         3,005,371
      Boral, Ltd.                                                       98,638           489,779
      Caltex Australia, Ltd.                                           106,339         1,051,846
      Centennial Coal Co., Ltd.                                          9,491            28,093
      Commonwealth Bank of Australia                                     2,492            87,827
      Computershare, Ltd.                                               13,766           104,067
      CSL, Ltd.                                                         18,548           561,911
      CSR, Ltd.                                                         53,954           108,108
      Dexus Property Group                                             233,432           274,585
      Downer EDI, Ltd.                                                  25,923           132,075
      Fortescue Metals Group, Ltd.*                                     93,688           356,452
      Foster's Group, Ltd.                                              58,308           260,508
      Goodman Fielder, Ltd.                                             28,000            31,763
      Insurance Australia Group, Ltd.                                   56,000           185,880
      John Fairfax Holdings, Ltd.                                       52,015           111,450
      Leighton Holdings, Ltd.                                            5,659           174,181
      Lend Lease Corp., Ltd.                                            11,700            86,302
      Macquarie Airports                                               207,451           456,080
      Macquarie Group, Ltd.                                              6,697           206,210
      Macquarie Infrastructure Group                                   354,322           671,860
      Metcash, Ltd.                                                     20,000            64,022
      Minara Resources, Ltd.                                               624               813
      National Australia Bank, Ltd.                                     59,261         1,196,034
      Newcrest Mining, Ltd.                                             15,087           313,477

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Octaviar, Ltd.*                                                   28,635   $            --
      Oil Search, Ltd.                                                  33,686           150,755
      OneSteel, Ltd.                                                    82,894           306,634
      Origin Energy, Ltd.                                               76,229           985,992
      Qantas Airways, Ltd.                                              84,997           216,690
      QBE Insurance Group, Ltd.                                         27,093           584,290
      Rio Tinto, Ltd.                                                   11,483           773,751
      Seven Network, Ltd.                                                7,999            41,092
      Sims Group, Ltd.                                                  10,925           264,698
      Sonic Healthcare, Ltd.                                            15,336           163,136
      Tabcorp Holdings, Ltd.                                            24,062           158,080
      Tattersalls, Ltd.                                                438,945           846,382
      Washington H Soul Pattinson And Co., Ltd.                          5,543            47,772
      Westpac BankingCorp., Ltd.                                           454             8,047
      Woodside Petroleum, Ltd.                                          28,494         1,149,761
      Woolworths, Ltd.                                                  77,800         1,713,781
                                                                                 ---------------
   TOTAL AUSTRALIA                                                                    26,401,726
                                                                                 ---------------
   AUSTRIA -- 0.5%
      Erste Bank der oesterreichischen Sparkassen AG                     8,605           428,395
      Flughafen Wien AG                                                  4,498           283,565
      Oesterreichische Post AG                                             854            28,854
      OMV AG                                                            54,865         2,312,561
      Raiffeisen International Bank-Holding AG                           5,520           398,687
      Telekom Austria AG                                                 9,565           168,294
      Wiener Staedtische Allgemeine Verischerung AG                      4,925           245,865
      Wienerberger AG                                                    3,414            92,691
                                                                                 ---------------
   TOTAL AUSTRIA                                                                       3,958,912
                                                                                 ---------------
   BELGIUM -- 0.9%
      Agfa Gevaert NV*                                                   5,055            32,114
      Compagnie Maritime Belge SA                                          558            22,485
      Delhaize Group                                                    27,131         1,575,881
      Delhaize Group - ADR                                               3,300           192,390
      Dexia                                                            217,358         2,374,286
      Groupe Bruxelles Lambert SA                                          494            42,636
      InBev NV                                                           7,800           464,058
      KBC Ancora                                                         2,297           151,366
      KBC Bancassurance Holding NV                                       4,882           424,692
      Mobistar SA                                                        3,316           232,222
      Solvay SA                                                          6,994           858,509
      Tessenderlo Chemie NV                                                767            38,411
      UCB SA                                                             4,000           142,116
      Umicore                                                            7,990           246,747
                                                                                 ---------------
   TOTAL BELGIUM                                                                       6,797,913
                                                                                 ---------------
   BERMUDA -- 0.1%
      Aquarius Platinum, Ltd.                                            6,243            28,172
      Central European Media Enterprises Ltd. - Class A*                 1,380            92,187
      Central European Media Enterprises, Ltd. - Class A*                2,506           163,892
      Credicorp, Ltd.                                                    6,612           411,597
      Seadrill, Ltd.                                                    18,650           386,394
                                                                                 ---------------
   TOTAL BERMUDA                                                                       1,082,242
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   BOTSWANA -- 0.1%
      Barclays Bank of Botswana, Ltd.                                   89,600   $       108,784
      Botswana Insurance Holdings, Ltd.                                 23,800            39,990
      First National Bank of Botswana                                  136,200            65,104
      Letshego                                                          19,400            42,995
      Sechaba Breweries, Ltd.                                           43,703           102,552
      Standard Chartered Bank of Botswana                               27,700            72,222
                                                                                 ---------------
   TOTAL BOTSWANA                                                                        431,647
                                                                                 ---------------
   BRAZIL -- 1.3%
      All America Latina Logistica SA                                    4,600            31,595
      Anhanguera Educacional Participacoes SA                            3,400            33,734
      B2W Companhia Global do Varejo                                     1,500            35,417
      Banco Bradesco SA                                                  7,500           104,249
      Banco do Brazil SA                                                32,725           384,879
      BM&FBOVESPA SA                                                    18,707            82,382
      Bradespar SA                                                       4,600            62,561
      Brasil Telecom Participacoes SA                                    1,200            32,779
      Centrais Eletricas Brasileiras SA - ELETROBRAS                     7,300           105,957
      Cia Brasileira de Distribuicao Grupo Pao de Acucar -
         ADR                                                             8,856           309,606
      Cia De Bebidas Americas                                            1,200            56,062
      Cia De Concessoes Rodoviarias                                      2,100            27,325
      Cia De Saneamento Basico do Estado De Sao Paulo                    4,300            59,543
      Cia De Transmissao De Energia Eletrica Paulista                   11,200           283,458
      Cia Energetica De Minas Gerais                                     1,428            23,661
      Cia Siderurgica Nacional SA                                        7,300           153,450
      Cia Vale do Rio Doce                                              21,800           411,278
      Confab Industrial SA                                              59,500           168,535
      Cosan SA Industria e Comercio*                                     4,200            28,693
      CPFL Energia SA                                                    1,500            28,212
      Cyrela Brazil Realty SA                                           31,400           316,822
      Diagnosticos da America SA                                         2,600            35,443
      EDP Energias do Brasil SA                                          1,500            18,446
      EDP Renovaveis SA*                                                15,432           121,443
      Eletropaulo Metropolitana Eletricidade de Sao Paulo SA            14,089           193,540
      Empresa Brasileira de Aeronautica SA                              15,200           103,043
      Fertilizantes Fosfatados SA                                        4,400            34,799
      Gafisa SA                                                          3,400            43,239
      Global Village Telecom Holding SA*                                 2,500            37,114
      Industrias Romi SA                                                 5,600            26,986
      JBS SA                                                            18,700            46,580
      LLX Logistica SA*                                                  2,000             1,892
      Localiza Rent A Car SA                                             2,700            14,274
      Log-in Logistica Intermodal SA                                        28                87

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Lojas Renner SA                                                    4,200   $        48,977
      Lupatech SA*                                                       1,200            22,702
      Marfrig Frigorificose e Comercio de Alimentos SA                   5,000            45,457
      Mmx Mineracao E Metalicos SA*                                      2,000             9,438
      MRV Engenharia e Participacoes SA                                  2,200            22,718
      Natura Cosmeticos SA                                               4,800            47,195
      Perdigao SA                                                        6,800           128,824
      Petroleo Brasileiro SA                                             3,400           127,228
      Petroleo Brasileiro SA - ADR                                      34,400           752,031
      Petroleo Brasileiro SA sponsored ADR                              65,416         2,875,033
      Redecard SA                                                        6,500            80,955
      Rossi Residencial SA                                               4,600            13,030
      Souza Cruz SA                                                      2,700            63,864
      Tam SA - ADR                                                      18,556           349,966
      Tele Norte Leste Participacoes SA                                 22,022           384,504
      Tele Norte Leste Participacoes SA                                  2,600            51,238
      Telecomunicacoes de Sao Paulo SA                                   1,000            20,390
      Telemig Celular Participacoes SA                                   2,300            43,210
      Terna Participacoes SA                                             2,173            27,909
      Tim Participacoes SA*                                              5,300            18,939
      Totvs SA                                                           1,000            23,648
      Tractebel Energia SA                                               2,700            28,520
      Unibanco - Uniao De Bancos Brasileiros SA                         17,600           175,732
      Unibanco - Uniao De Bancos Brasileiros SA - ADR                    4,703           474,627
      Usinas Siderurgicas de Minas Gerais SA                             1,125            22,667
      Weg SA                                                             8,800            65,576
                                                                                 ---------------
   TOTAL BRAZIL                                                                        9,341,462
                                                                                 ---------------
   BULGARIA -- 0.1%
      Albena AD                                                          1,830            68,459
      Bulgarian American Credit Bank JSCO                                2,600            74,753
      Central Cooperative Bank AD*                                      20,482            42,435
      Chimimport AD*                                                    10,600            42,298
      Doverie Holding AD*                                               11,040            45,716
      Olovno Tzinkov Komplex AD*                                           900            13,076
      Petrol AD*                                                        37,250           225,001
      Sopharma AD                                                       14,000            29,527
                                                                                 ---------------
   TOTAL BULGARIA                                                                        541,265
                                                                                 ---------------
   CANADA -- 1.5%
      Agrium, Inc.                                                       7,700           430,491
      Astral Media, Inc.                                                 1,900            57,005
      Bank of Montreal                                                  12,181           525,926
      Barrick Gold Corp.                                                33,542         1,228,219
      Biovail Corp.                                                     15,800           149,946
      Bombardier, Inc. - Class B                                        39,100           212,354
      Canadian Pacific Railway, Ltd.                                     3,800           203,774
      Canadian Tire Corp., Ltd.                                          1,700            78,271
      CGI Group, Inc.*                                                  30,500           266,812
      Eldorado Gold Corp.*                                              15,002            93,600

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Empire Co., Ltd. - Class A                                         1,800   $        72,186
      Fairfax Financial Holdings, Ltd.                                   1,100           358,646
      George Weston, Ltd.                                                1,900            91,871
      Goldcorp, Inc.                                                    19,200           603,828
      Groupe Aeroplan, Inc.                                              3,400            42,266
      Industrial Alliance Insurance and Financial Services,
         Inc.                                                            3,700           117,510
      Inmet Mining Corp.                                                   300            13,970
      Ivanhoe Mines, Ltd.*                                              34,518           209,200
      Jean Coutu Group PJC, Inc.                                         3,100            21,555
      Kinross Gold Corp.                                                18,065           290,092
      Loblaw Cos., Ltd.                                                  2,900            80,930
      Lundin Mining Corp.*                                              14,400            42,757
      Magna International, Inc. - Class A                                5,100           262,032
      Manitoba Telecom Services, Inc.                                    3,700           136,458
      Manulife Financial Corp.                                          20,400           733,768
      MDS, Inc.*                                                         7,800            93,153
      Methanex Corp.                                                     2,500            48,978
      Metro, Inc. - Class A                                              4,300           124,768
      National Bank of Canada                                            6,600           301,705
      Nexen, Inc.                                                        5,100           118,365
      Open Text Corp.*                                                   1,100            36,496
      Petro-Canada                                                      40,600         1,350,472
      Potash Corp. of Saskatchewan, Inc.                                   829           107,472
      Power Corp. of Canada                                             11,600           340,071
      Research in Motion, Ltd.*                                          1,710           116,793
      Sherritt International Corp.                                      23,400           125,108
      Sun Life Financial, Inc.                                          29,900         1,045,130
      Talisman Energy, Inc.                                              7,280           102,744
      TransCanada Corp.                                                 15,873           569,295
      YamanaGold, Inc.                                                  14,700           120,860
                                                                                 ---------------
   TOTAL CANADA                                                                       10,924,877
                                                                                 ---------------
   CAYMAN ISLANDS -- 0.0%
      Tingyi Cayman Islands Holding Corp.                               96,000           112,154
                                                                                 ---------------
   TOTAL CAYMAN ISLANDS                                                                  112,154
                                                                                 ---------------
   CHILE -- 0.7%
      AES Gener SA                                                     130,000            41,656
      AFP Cuprum SA                                                      1,400            33,457
      AFP Provida SA                                                    31,000            49,389
      Almendral SA                                                     848,800            68,383
      Antarchile SA                                                     12,340           169,791
      Banco de Chile                                                 1,927,100           127,345
      Banco de Credito e Inversiones                                     6,100           154,612
      Banco Santander Chile SA                                       3,882,093           153,217
      Banco Santander Chile SA - ADR                                     7,263           310,784
      Banmedica SA                                                      31,400            27,287
      CAP SA                                                             5,700           142,926
      Centros Comerciales Sudamericanos SA                              63,500           149,107
      Cia Cervecerias Unidas SA                                          1,000            32,230
      Cia Cervecerias Unidas SA - ADR                                   37,900           243,930
      Cia de Telecomunicaciones de Chile SA - Class A                   45,900            77,698
      Cia General de Electricidad                                       17,400            89,780

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Cia Sudamericana de Vapores SA                                    62,000   $        65,104
      Colbun SA*                                                       493,700            94,298
      Distribucion Y Servicio D&S SA                                   237,000            85,665
      Embotelladora Andina SA                                           17,190            38,280
      Empresa Nacional de Electricidad SA                              161,176           237,817
      Empresa Nacional de Electricidad SA                                  780            34,718
      Empresa Nacional de Telecomunicaciones SA                         26,371           327,519
      Empresas CMPC SA                                                   4,750           140,174
      Empresas Copec SA                                                 24,700           277,252
      Enersis SA                                                       294,355            94,864
      Enersis SA - ADR                                                   9,200           150,144
      Enersur SA                                                        33,500           142,087
      Grupo Security SA                                                113,300            28,717
      La Polar SA                                                       15,300            43,771
      Lan Airlines SA                                                    9,500           103,797
      Lan Airlines SA - ADR                                             18,638           212,473
      Madeco SA                                                      1,150,800            97,923
      Masisa SA                                                        125,000            17,765
      Parque Arauco SA                                                  95,300            69,032
      Quinenco SA                                                       46,800            77,951
      S.A.C.I. Falabella                                               114,800           401,109
      Salfacorp SA                                                      42,602            47,048
      Sigdo Koppers SA                                                  60,400            39,913
      Sociedad de Inversiones Pampa Calichera SA                        60,000            56,486
      Sociedad Matriz Banco de Chile - Class A                         945,500            90,724
      Sociedad Quimica y Minera de Chile SA - ADR                        3,800            95,798
      Sociedad Quimica y Minera de Chile SA - Class B                    3,000            75,224
      Sonda SA                                                          64,800            70,390
      Vina Concha y Toro SA                                             25,300            44,659
      Vina Concha y Toro SA - ADR                                        1,100            38,731
                                                                                 ---------------
   TOTAL CHILE                                                                         5,171,025
                                                                                 ---------------
   CHINA -- 1.1%
      Air China, Ltd.                                                   46,000            20,788
      Alibaba.Com, Ltd.*                                                19,000            17,627
      Angang Steel Co., Ltd.                                            82,000            76,050
      Anhui Conch Cement Co, Ltd.*                                       8,000            30,557
      Baidu.com - ADR*                                                     600           148,938
      Bank of China, Ltd.                                            1,764,000           683,595
      Bank of Communications Co., Ltd.                                  48,000            43,716
      BOE Technology Group Co., Ltd.*                                   87,300            15,466
      BYD Co., Ltd.                                                     30,000            50,211
      BYD Electronic International Co., Ltd.                            48,500            16,041
      China Citic Bank                                                  84,000            37,764
      China Coal Energy Co.                                             83,000            87,747
      China Communications Construction Co., Ltd.                      112,000            98,329
      China Construction Bank Corp.                                  1,850,000         1,234,443

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      China Eastern Airlines Corp, Ltd.*                                74,000   $        12,705
      China Huiyuan Juice Group, Ltd.                                   29,000            35,884
      China International Marine Containers Co., Ltd.                   39,000            26,419
      China Medical Technologies, Inc.                                   1,000            32,580
      China Merchants Bank Co., Ltd.                                   103,068           248,898
      China Merchants Property Development Co., Ltd.                    23,550            25,508
      China Molybdenum Co., Ltd.                                        52,000            23,281
      China National Building Material Co., Ltd.                        22,000            25,394
      China National Materials Co., Ltd.*                               85,000            38,301
      China Oilfield Services, Ltd.                                     30,000            27,795
      China Railway Group, Ltd.*                                       183,700           112,039
      China Shenhua Energy Co., Ltd.                                    67,500           165,572
      China Shipping Container Lines Co., Ltd.                         195,000            33,557
      China Shipping Development Co., Ltd.                              26,000            34,133
      China Southern Airlines Co., Ltd.*                                81,000            15,844
      China Sunergy Co., Ltd. - ADR*                                     8,600            60,974
      China Telecom Corp., Ltd.                                        240,000            98,494
      China Vanke Co., Ltd.                                            169,440           119,190
      China Yurun Food Group, Ltd.                                      31,000            40,423
      Chongqing Changan Automobile Co., Ltd.*                          141,600            33,252
      Country Garden Holdings Co., Ltd                                  58,000            18,428
      Ctrip.com International, Ltd. - ADR                                2,000            77,220
      Datang International Power Generation Co., Ltd.                   48,000            26,793
      Dazhong Transportation Group Co., Ltd.*                           75,600            38,102
      Focus Media Holding, Ltd. - ADR*                                   3,300            94,083
      Golden Eagle Retail Group, Ltd.                                   47,000            38,420
      Guangdong Electric Power Development Co., Ltd.                    73,300            28,526
      Harbin Power Equipment Co., Ltd.                                  24,000            17,193
      Huaneng Power International, Inc.                                112,000            74,463
      Industrial & Commerical Bank of China                          2,364,246         1,428,939
      Inner Mongolia Yitai Coal Co.                                      7,000            22,554
      Jiangsu Expressway Co., Ltd.                                      58,000            43,534
      Maanshan Iron & Steel                                             46,000            14,512
      Netease.com - ADR*                                                 2,000            45,600
      Parkson Retail Group, Ltd.                                        35,000            38,820
      PICC Property & Casualty Co., Ltd.*                               54,000            21,998
      Ping An Insurance Group Co. of China, Ltd.                       100,500           588,525

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Semiconductor Manufacturing International Corp.*                 386,000   $        11,682
      Shandong Chenming Paper Holdings, Ltd.                            47,700            29,180
      Shandong Weigao Group Medical Polymer Co., Ltd.                   28,000            42,027
      Shanghai Electric Group Co., Ltd.*                                90,000            27,437
      Shanghai Lujiazui Finance & Trade Zone Development
         Co., Ltd.                                                      24,600            23,050
      Shanghai Zhenhua Port Machinery Co.                               48,000            43,601
      Sina Corp./China*                                                  1,000            35,200
      Sinopec Shanghai Petrochemical Co., Ltd.                          54,000            12,011
      Sinotruk Hong Kong, Ltd.                                          55,000            45,443
      Sohu.com, Inc.*                                                    1,400            78,050
      Suntech Power Holdings Co., Ltd. - ADR*                            1,900            68,153
      Tencent Holdings, Ltd.                                           110,539           807,968
      Tsingtao Brewery Co., Ltd.                                        46,000            83,152
      Weichai Power Co., Ltd.                                           99,380           380,216
      Yangzijiang Shipbuilding Holdings, Ltd.                           56,000            19,748
      Yantai Changyu Pioneer Wine Co.                                    7,000            31,176
      Yanzhou Coal Mining Co., Ltd.                                     22,000            22,685
      Zhaojin Mining Industry Co., Ltd.                                     12                 8
      Zhejiang Expressway Co., Ltd.                                     58,000            34,433
      Zijin Mining Group Co., Ltd.                                      60,000            30,340
      ZTE Corp.                                                         38,640           146,362
                                                                                 ---------------
   TOTAL CHINA                                                                         8,361,147
                                                                                 ---------------
   COLOMBIA -- 0.1%
      Almacenes Exito SA                                                16,300            80,716
      BanColumbia SA - ADR                                              12,465           354,629
      Interconexion Electrica SA                                        50,678           177,797
      Inversiones Argos SA                                              34,700           155,663
      Suramericana de Inversiones SA                                    16,400           125,863
      Textiles Fabricato Tejicondor SA*                              3,648,125            45,330
                                                                                 ---------------
   TOTAL COLOMBIA                                                                        939,998
                                                                                 ---------------
   CROATIA -- 0.1%
      Atlantska Plovidba DD                                                531           195,547
      Dalekovod DD                                                         340            49,303
      Ericsson Nikola Tesla                                                200            73,662
      INA Industrija Nafte DD                                              505           276,645
      Institut Gradevinarstva Hrvatske DD                                   20            33,261
      Koncar-Elektroindustrija DD*                                         920            97,410
      Podravka DD*                                                       1,000            68,976
      Privredna Banka Zagreb DD*                                           830           118,146
      Tankerska Plovidba DD                                                 40            19,758
      VIRO Tvornica Secera                                                 370            56,801
                                                                                 ---------------
   TOTAL CROATIA                                                                         989,509
                                                                                 ---------------
   CZECH REPUBLIC -- 0.9%
      CEZ AS                                                            36,351         2,258,477
      Komercni Banka AS                                                 15,587         3,521,900
      Pegas Nonwovens SA                                                 3,800            68,707

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Philip Morris CR AS                                                  170   $        52,415
      Telefonica 02 Czech Republic AS                                   14,700           347,019
      Unipetrol                                                         17,100           185,844
      Zentiva NV                                                         6,700           438,089
                                                                                 ---------------
   TOTAL CZECH REPUBLIC                                                                6,872,451
                                                                                 ---------------
   DENMARK -- 0.9%
      Alk-Abello A/S                                                       676            70,871
      AP Moeller - Maersk A/S - Class B                                    161         1,400,501
      Carlsberg A/S - Class B                                            9,803           747,414
      Dampskibsselskabet Torm A/S                                        1,400            33,709
      Danisco A/S                                                       10,950           615,434
      Danske Bank A/S                                                   18,600           447,842
      FLSmith & Co. A/S                                                    614            31,178
      GN Store Nord A/S*                                                 6,600            28,805
      Jyske Bank A/S*                                                    1,300            65,456
      Novo Nordisk A/S - Class B                                        34,190         1,772,488
      Schouw & Co. A/S                                                   1,150            28,993
      Vestas Wind Systems A/S*                                          11,675         1,019,051
                                                                                 ---------------
   TOTAL DENMARK                                                                       6,261,742
                                                                                 ---------------
   EGYPT -- 0.4%
      Alexandria Mineral Oils Co.                                        4,000            45,847
      Arab Cotton Ginning                                               32,000            41,155
      Commercial International Bank                                     47,624           345,330
      Eastern Tobacco Co.                                                1,300            66,617
      Egypt Kuwait Holding Co.                                          30,249            69,552
      Egyptian Co. for Mobile Services                                   1,400            27,090
      Egyptian Financial & Industrial Co.*                               9,064            83,032
      Egyptian Financial Group-Hermes Holding                           65,896           404,327
      Egyptian for Tourism Resorts                                      60,000            31,462
      Egyptian International Pharmaceutical Industrial Co.               7,900            35,900
      El Ezz Aldekhela Steel - Alexandria                                  350            84,584
      El Ezz Steel Co.                                                  15,000            50,309
      El Sewedy Cables Holding Co.*                                      3,630            66,371
      El Watany Bank of Egypt*                                           5,466            41,076
      Misr Beni Suef Cement Co.                                          2,350            28,563
      Misr Cement Co.                                                    2,600            36,174
      National Societe General Bank                                      4,950            22,589
      Olympic Group Financial Investments                                7,000            46,107
      Orascom Construction Industries                                   11,549           664,276
      Orascom Telecom Holding SAE                                       28,500           206,912
      Oriental Weavers                                                   4,647            25,521
      Sidi Kerir Petrochemcials Co.                                     23,000            64,951
      Six of October Development & Investment*                           1,340            25,387
      South Valley Cement*                                              21,517            38,542
      Talaat Moustafa Group*                                            23,500            24,161
      Telecom Egypt                                                     30,200            81,216
                                                                                 ---------------
   TOTAL EGYPT                                                                         2,657,051
                                                                                 ---------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   ESTONIA -- 0.1%
      AS Eesti Ehitus                                                   12,000   $        46,012
      AS Merko Ehitus*                                                  14,700           124,168
      AS Tallinna Vesi                                                   2,900            42,403
      Baltika AS*                                                       29,700            74,696
      Eesti Telekom                                                     19,800           176,036
      Merko Ehitus*                                                     14,700             4,339
      Olympic Entertainment Group AS                                    31,330            67,661
      Tallink Group, Ltd.*                                             433,200           302,446
      Tallinna Kaubamaja AS                                             14,100            99,192
                                                                                 ---------------
   TOTAL ESTONIA                                                                         936,953
                                                                                 ---------------
   FINLAND -- 0.9%
      Fortum Oyj                                                        11,484           385,394
      KCI Konecranes Oyj                                                 1,772            42,374
      Kemira Oyj                                                         1,928            22,832
      Kesko Oyj - Class B                                                2,246            57,464
      Nokia Oyj                                                        229,905         4,288,048
      OKO Bank PLC - Class A                                             7,297           106,341
      Orion Oyj - Class B                                                5,330            90,302
      Outokumpu Oyj                                                     18,907           301,229
      Outotec Oyj                                                        3,740           100,695
      Sampo Oyj - Class A                                               13,539           308,036
      Stora Enso Oyj - ADR                                              25,900           248,479
      Stora Enso Oyj - Class R                                          17,104           167,125
      UPM-Kymmene Oyj - ADR                                             12,913           198,433
      Wartsila Oyj - Class B                                               298            12,554
                                                                                 ---------------
   TOTAL FINLAND                                                                       6,329,306
                                                                                 ---------------
   FRANCE -- 6.2%
      Accor SA                                                           1,046            55,863
      Aeroports de Paris                                                 6,793           560,876
      Air France KLM                                                     5,843           133,778
      Alstom                                                            12,269           931,330
      Atos Origin SA                                                     3,056           134,490
      AXA SA                                                             6,051           198,075
      AXA SA - ADR                                                      64,908         2,119,895
      BNP Paribas SA                                                    33,600         3,207,364
      Bouygues SA                                                        3,394           153,749
      Cap Gemini SA                                                     13,128           620,176
      Casino Guichard-Perrachon SA                                      12,631         1,126,872
      Christian Dior SA                                                  9,802           743,404
      Ciments Francais SA                                                  345            35,998
      CNP Assurances                                                     4,408           496,657
      Compagnie de Saint-Gobain                                         27,350         1,414,770
      Credit Agricole SA                                                24,273           467,493
      EDF Energies Nouvelles SA                                            599            29,834
      Electricite de France                                              5,383           389,262
      Eurazeo                                                            1,195           101,020
      France Telecom SA                                                258,419         7,248,533
      Gaz de France SA                                                  14,880           774,150
      Groupe Danone                                                      6,141           435,592
      Groupe Eurotunnel SA*                                             11,208           133,933
      JCDecaux SA                                                        2,965            64,927
      L'Air Liquide SA                                                   7,408           814,021
      L'Oreal SA                                                         1,992           195,462
      Lafarge SA                                                         2,893           304,598
      Lagardere SCA                                                      2,800           126,213
      Legrand Holding SA                                                34,375           775,280
      LVMH Moet Hennessy Louis Vuitton SA                                6,638           582,773
      Lyxor Exchange Traded Fund                                        47,654         2,129,345

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Natexis                                                            4,355   $        14,584
      Nexans SA                                                          4,942           439,637
      Pernod-Ricard SA                                                   8,335           734,237
      Peugeot SA                                                         7,081           266,501
      Pinault-Printemps-Redoute SA                                       7,061           631,802
      Rallye SA                                                            735            21,548
      Remy Cointreau SA                                                  1,076            50,743
      Renault SA                                                         8,089           515,506
      Safran SA                                                          7,753           135,682
      Sanofi-Aventis SA                                                 71,758         4,717,756
      Schneider Electric SA                                             13,642         1,171,367
      SCOR SE                                                           18,582           361,322
      Societe BIC SA                                                    11,424           593,511
      Societe Generale                                                     542            48,688
      Suez Environnement SA*                                             4,148           102,134
      Thomson*                                                          68,598           245,161
      Total SA                                                          68,675         4,171,991
      Valeo SA                                                           9,084           274,897
      Vallourec                                                            280            60,418
      Vinci SA                                                           9,914           467,108
      Vivendi Universal SA                                             120,982         3,792,862
                                                                                 ---------------
   TOTAL FRANCE                                                                       45,323,188
                                                                                 ---------------
   GERMANY -- 7.3%
      Adidas-Salomon AG                                                 48,250         2,577,497
      Allianz AG                                                        16,557         2,269,931
      AMB Generali Holding AG                                              320            50,178
      Arcandor AG*                                                      10,217            33,801
      BASF AG                                                              477            22,742
      Bayer AG                                                          37,972         2,780,954
      Bayerische Motoren Werke (BMW) AG                                 14,281           553,541
      Bilfinger Berger AG                                                3,374           175,738
      Commerzbank AG                                                    19,400           287,581
      Continental AG                                                       674            55,567
      DaimlerChrysler AG                                                31,053         1,541,869
      DaimlerChrysler AG - ADR                                          16,000           808,000
      Demag Cranes AG                                                    3,245           128,444
      Deutsche Bank AG - ADR                                            19,642         1,429,741
      Deutsche Boerse AG                                                 8,771           802,636
      Deutsche Lufthansa AG                                            316,064         6,178,507
      Deutsche Post AG                                                   6,027           125,750
      Deutsche Telekom AG                                               36,500           555,895
      Deutsche Telekom AG sponsored ADR                                 85,475         1,297,899
      E.On AG                                                          137,699         6,931,319
      E.On AG - ADR                                                     14,577           735,074
      Fraport AG Frankfurt Airport Services Worldwide                   22,571         1,341,353
      Fresenius AG                                                      12,591           924,267
      Fresenius Medical Care AG                                         33,247         1,721,075
      GEA Group AG                                                       5,835           112,940
      Hamburger Hafen Und Logistik AG                                    1,612            95,613
      Hannover Rueckversicherungs AG                                     4,476           163,813
      Henkel AG                                                          2,879            88,298
      Hochtief AG                                                          602            28,731
      Infineon Technologies AG*                                         17,093            94,898
      K+S Group AG                                                       4,346           301,334
      Kloeckner & Co. SE                                                10,870           249,522
      Linde AG                                                           3,160           337,442
      MAN AG                                                            51,225         3,448,789
      Merck KGaA                                                         1,036           110,482

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Metro AG                                                           7,174   $       359,748
      MTU Aero Engines Holding AG                                        3,485            96,046
      Muenchener Rueckversicherungs-Gesellschaft AG                     29,568         4,460,169
      Norddeutsche Affinerie AG                                         14,916           630,434
      Rhoen-Klinkum AG                                                  14,798           432,305
      RWE AG                                                             3,561           339,920
      Salzgitter AG                                                      7,414           749,743
      Siemens AG                                                        37,671         3,513,829
      SolarWorld AG                                                      8,293           349,060
      TUI AG                                                             2,366            39,083
      Volkswagen AG                                                      9,975         3,908,658
      Wacker Chemie AG                                                     694            99,081
                                                                                 ---------------
   TOTAL GERMANY                                                                      53,339,297
                                                                                 ---------------
   GHANA -- 0.1%
      Aluworks Ghana, Ltd.*                                            232,000           124,054
      Cal Bank, Ltd.*                                                  264,000           157,102
      Ghana Commercial Bank, Ltd.*                                     106,696           119,625
      Produce Buying Co., Ltd.*                                        162,500            30,832
                                                                                 ---------------
   TOTAL GHANA                                                                           431,613
                                                                                 ---------------
   GREECE -- 0.4%
      Alpha Bank AE                                                     10,047           218,735
      Bank of Cyprus, Ltd.                                              10,802            85,905
      Coca-Cola Hellenic Bottling Co. SA                                36,035           786,502
      Hellenic Petroleum SA                                             43,948           468,316
      Hellenic Telecommunications Organization SA                        9,172           164,866
      Marfin Investment Group SA*                                       19,645           140,928
      National Bank of Greece SA                                         6,824           276,539
      OPAP SA                                                           14,963           459,275
      Public Power Corp. SA                                             13,750           212,124
                                                                                 ---------------
   TOTAL GREECE                                                                        2,813,190
                                                                                 ---------------
   HONG KONG -- 2.1%
      Aluminum Corp. of China, Ltd.                                     38,000            23,134
      Beijing Capital International Airport Co., Ltd.                  382,914           316,277
      Beijing Enterprises Holdings, Ltd.                                12,000            45,705
      BOC Hong Kong, Ltd.                                               48,500            86,707
      Cathay Pacific Airways, Ltd.                                      44,000            75,051
      Chaoda Modern Agriculture                                         34,750            29,349
      Cheung Kong, Ltd.                                                 58,000           657,055
      China Agri-Industries Holdings, Ltd.*                             51,000            26,726
      China Cosco Holdings Co., Ltd.                                   260,088           237,102
      China Green Holdings, Ltd.                                        45,000            36,273
      China Infrastructure Machinery Holdings, Ltd.                     16,000            11,910
      China Life Insurance Co., Ltd.                                   174,000           648,213
      China Mengniu Dairy Co., Ltd.                                     49,000            50,836
      China Merchants Holdings International Co., Ltd.                  84,010           269,481
      China Mobile, Ltd.                                               207,009         2,073,749
      China Netcom Group Corp. Hong Kong, Ltd.                         152,500           337,704

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      China Overseas Land & Investment, Ltd.                            58,000   $        70,298
      China Petroleum & Chemical Corp.                                 480,000           378,831
      China Resources Land, Ltd.                                        28,000            29,735
      China Resources Power Holdings Co.                                16,000            34,952
      China Resources, Ltd.                                             52,000           126,971
      China Unicom, Ltd.                                                38,000            57,166
      Citic Pacific, Ltd.                                               36,000           105,233
      CLP Holdings, Ltd.                                                19,500           157,302
      CNOOC, Ltd.                                                      860,000           966,121
      CNPC Hong Kong, Ltd.                                             100,000            42,576
      Cosco Pacific, Ltd.                                               16,000            18,364
      Dah Sing Financial Holdings, Ltd.                                  6,000            25,350
      Denway Motors, Ltd.                                              966,000           305,973
      Dongfeng Motor Group Co., Ltd.                                   312,000           114,827
      Enerchina Holdings, Ltd.*                                        102,700             2,246
      Esprit Holdings, Ltd.                                             90,000           557,871
      Global Bio-Chem Tecnology Group, Ltd.                            130,000            42,048
      GOME Electrical Appliances Holdings, Ltd.                        389,378           114,960
      Guangzhou Shipyard International Co., Ltd.                        10,000            11,790
      Hang Lung Group, Ltd.                                            265,000           839,424
      Hang Lung Properties, Ltd.                                         4,000             9,416
      Henderson Land Development Co., Ltd.                              34,000           151,564
      Hong Kong Exchanges & Clearing, Ltd.                              44,800           551,776
      Hongkong Electric, Ltd.                                           41,500           260,660
      Hopewell Holdings                                                 26,000            94,423
      Hutchinson Whampoa, Ltd.                                         177,000         1,359,456
      Hutchison Telecommunications International, Ltd.*                 53,000            59,188
      Jiangxi Copper Co., Ltd.                                         181,409           181,672
      Kingboard Chemicals Holdings, Ltd.                                13,000            44,388
      Lenovo Group, Ltd.                                                88,000            37,966
      Li & Fung, Ltd.                                                   26,000            63,623
      Li Ning Co., Ltd.                                                 40,000            70,174
      Melco PBL Entertainment (Macau), Ltd. - ADR*                      17,814            71,078
      Midland Holdings, Ltd.                                           116,000            36,674
      Minmetals Resources, Ltd.                                        112,000            17,327
      MTR Corp.                                                         25,900            76,476
      New World China Land, Ltd.                                        62,400            14,607
      New World Development Co., Ltd.                                  165,801           184,659
      Nine Dragons Paper Holdings, Ltd.                                 16,000             5,985
      Noble Group, Ltd.                                                221,400           210,694
      Orient Overseas International, Ltd.                               17,500            44,830
      Pacific Andes Holdings, Ltd.                                      81,000            13,804
      Pacific Basin Shipping, Ltd.                                     525,245           436,691
      PetroChina Co., Ltd.                                             747,957           776,450
      Shanghai Industrial Holdings, Ltd.                               114,000           260,589

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Shougang Concord International Enterprises Co., Ltd.           1,036,719   $       149,450
      Shun Tak Holdings, Ltd.                                          325,813           112,187
      Sinofert Holdings, Ltd.                                           54,000            27,222
      Sinolink Worldwide Holdings                                      108,000            10,412
      Swire Pacific, Ltd. - Class A                                     42,500           373,581
      The HongKong & Shanghai Hotels                                    31,271            30,574
      TPV Technology, Ltd.                                              92,000            28,162
      Wharf Holdings, Ltd.                                              92,625           264,623
      Wheelock & Co., Ltd.                                              94,000           170,499
      Wheelock Properties, Ltd.                                         50,000            25,989
      Wing Hang Bank, Ltd.                                               8,500            65,306
      Wing Lung Bank                                                     1,300            25,988
      Wumart Stores, Inc.                                               57,000            45,523
      Yue Yuen Industrial, Ltd.                                          5,000            13,658
                                                                                 ---------------
   TOTAL HONG KONG                                                                    15,304,654
                                                                                 ---------------
   HUNGARY -- 1.0%
      Danubius Hotel and Spa PLC*                                          550            18,362
      Egis Gyogyszergyar Nyrt PLC                                        1,190            78,702
      FHB Mortgage Bank PLC*                                             2,400            13,792
      Fotex PLC*                                                        16,800            52,950
      Gedeon Richter Nyrt                                                4,762           871,661
      Magyar Telecom Telecommunications PLC                            201,356           943,019
      MOL Hungarian Oil and Gas Nyrt                                     8,710           796,409
      OTP Bank Nyrt*                                                   113,827         4,119,326
      Pannonplast PLC*                                                   5,000            32,921
      RABA Automotive Holding PLC*                                       8,500            61,006
                                                                                 ---------------
   TOTAL HUNGARY                                                                       6,988,148
                                                                                 ---------------
   INDIA -- 0.9%
      Bajaj Auto, Ltd.                                                   2,000            25,334
      Bajaj Auto, Ltd. - GDR                                             2,000            18,344
      Bajaj Finserv, Ltd.                                                2,000            16,465
      Cipla, Ltd. - GDR                                                 86,720           423,194
      GAIL India, Ltd. - GDR                                             2,180           122,900
      HDFC Bank, Ltd. - ADR                                              5,472           464,846
      ICICI Bank, Ltd. - ADR                                            15,200           357,504
      Infosys Technologies, Ltd. - ADR                                  29,566           984,843
      ITC, Ltd. RegS GDR*                                               84,500           344,087
      Larsen & Toubro, Ltd. - 144A GDR*@                                 4,480           233,363
      Larsen & Toubro, Ltd. RegS GDR                                     2,280           118,560
      Mahindra & Mahindra, Ltd.                                         20,020           222,222
      Reliance Energy, Ltd. - GDR                                        1,720            77,400
      Reliance Industries, Ltd. 144A GDR (London Exchange)@              7,130           590,642
      Reliance Industries, Ltd. 144A GDR (New York Exchange)*@           8,574           711,753
      Satyam Computer Services, Ltd. - ADR                              17,686           285,629
      State Bank of India, Ltd. - GDR (London Exchange)                 17,811         1,076,205
      State Bank of India, Ltd. - GDR (New York Exchange)                1,300            81,011

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      State Bank of India, Ltd. - GDR (New York Exchange)                2,100   $       127,260
      Tata Motors, Ltd. - ADR                                            4,990            38,223
      Wipro, Ltd. - ADR                                                  5,680            55,210
                                                                                 ---------------
   TOTAL INDIA                                                                         6,374,995
                                                                                 ---------------
   INDONESIA -- 0.6%
      AKR Corporindo Tbk Pt                                            376,000            49,717
      Aneka Tambang (Persero) Tbk Pt                                   190,000            28,874
      Astra Agro Lestari Tbk Pt                                         46,500            63,027
      Astra International Tbk Pt                                       330,000           588,641
      Bakrie and Brothers Tbk Pt*                                    5,603,500           143,802
      Bakrie Telecom Pt*                                             1,440,000            37,532
      Bank Central Asia Tbk Pt                                         953,500           314,064
      Bank Internasional Indonesia Tbk Pt                            1,740,000            57,200
      Bank Mandiri Persero Tbk Pt                                      620,500           171,989
      Bank Niaga Tbk Pt                                                407,000            30,911
      Bank Rakyat Indonesia (Persero) Tbk Pt                           738,000           416,966
      Barito Pacific Tbk Pt*                                           269,000            27,708
      Bumi Resources Tbk Pt                                            938,000           311,950
      Gudang Garam Tbk Pt                                               94,500            58,567
      Holcim Indonesia Tbk Pt*                                         460,000            41,015
      Indah Kiat Pulp & Paper Corp. Tbk Pt*                            276,000            45,564
      Indocement Tunggal Prakarsa Tbk Pt                                65,000            40,652
      Indofood Sukses Makmur Tbk Pt                                    531,000           108,938
      Indosat Tbk Pt                                                   273,000           174,609
      International Nickel Indonesia Tbk Pt                            150,000            48,062
      Kalbe Farma Tbk Pt                                               860,500            58,626
      Lippo Karawaci Tbk Pt                                          1,145,500            84,670
      Medco Energi Internasional Tbk Pt*                               133,000            50,449
      Perusahaan Gas Negara Pt                                         922,500           209,027
      Semen Gresik (Persero) Tbk Pt                                    149,848            53,515
      Sinar Mas Agro Resources and Technology Tbk Pt                    69,500            27,085
      Tam SA                                                           224,500           220,055
      Telekomunikasi Indonesia Tbk Pt                                  560,000           418,281
      Unilever Indonesia Tbk Pt                                        151,500           119,726
      United Tractors Tbk Pt                                           735,750           725,459
                                                                                 ---------------
   TOTAL INDONESIA                                                                     4,726,681
                                                                                 ---------------
   IRELAND -- 0.3%
      Bank of Ireland                                                       90               512
      Bank of Ireland - ADR                                              2,700            61,236
      CRH PLC (Dublin Exchange)                                          6,306           134,730
      CRH PLC (London Exchange)                                            467             9,883
      Dragon Oil PLC*                                                   48,407           153,063
      Kerry Group PLC - Class A                                         53,831         1,577,023
                                                                                 ---------------
   TOTAL IRELAND                                                                       1,936,447
                                                                                 ---------------
   ISRAEL -- 1.0%
      Africa Israel Investments, Ltd.                                      400            10,651
      Alvarion, Ltd.*                                                    3,200            19,970
      Arab East Investment Co., Ltd.                                     9,216            45,007
      Bank Hapoalim BM                                                  63,365           190,861
      Bank Leumi le-Israel BM                                          138,537           482,427

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Bezeq Israeli Telecommunication Corp., Ltd.                      220,600   $       390,991
      Cellcom Israel, Ltd.                                              17,014           511,441
      Check Point Software Technologies, Ltd.*                          25,507           580,029
      Clal Insurance                                                     1,100            14,820
      Delek Automotive Systems, Ltd.                                     3,400            34,195
      Delek Group, Ltd.                                                    500            41,321
      Discount Investment Corp.                                          1,000            18,197
      Elbit Medical Imaging, Ltd.                                          600            11,893
      Elbit Systems, Ltd.                                                1,800            93,788
      Gazit Globe, Ltd.                                                  2,400            18,764
      Harel Insurance Investments, Ltd.                                    550            22,391
      IDB Development Corp., Ltd.                                          800            11,173
      IDB Holding Corp., Ltd.                                              950            16,897
      Israel Chemicals, Ltd.                                            69,410           997,562
      Israel Corp., Ltd.                                                   160           121,612
      Israel Discount Bank, Ltd.                                        38,000            55,856
      Koor Industries, Ltd.                                                450            18,309
      Makhteshim-Agan Industries, Ltd.                                  20,000           127,441
      Migdal Insurance & Financial Holding, Ltd.                        29,594            30,339
      Mizrahi Tefahot Bank, Ltd.                                        12,100            74,300
      Ness Technologies, Inc.*                                           5,600            64,232
      Nice Systems, Ltd.*                                                3,659           100,495
      Oil Refineries, Ltd.                                              55,500            32,217
      Orbotech, Ltd.*                                                    1,300            10,387
      Ormat Industries                                                   3,500            38,745
      Partner Communications Co., Ltd.                                   7,943           149,980
      Property & Building Corp., Ltd.                                      500            29,623
      Super-Sol, Ltd.                                                    7,500            36,063
      Syneron Medical, Ltd.*                                             1,200            17,100
      Teva Pharmaceutical Industries, Ltd. - ADR                        59,129         2,823,591
                                                                                 ---------------
   TOTAL ISRAEL                                                                        7,242,668
                                                                                 ---------------
   ITALY -- 1.7%
      A2A SPA                                                           50,609           129,136
      Atlantia SPA                                                       4,627            95,331
      Banca Intesa SPA                                                  70,358           335,660
      Banca Monte dei Paschi di Siena SPA                               71,831           178,775
      Banca Popolare di Milano Scrl                                     23,512           199,823
      Banche Popolare Unite Scrl                                        24,104           528,039
      Banco Popolare Scrl                                               39,437           612,631
      Buzzi Unicem SPA                                                  19,056           292,809
      Credito Emiliano SPA                                              22,922           196,090
      Enel SPA                                                         194,135         1,619,766
      Fiat SPA                                                          85,096         1,143,512
      Finmeccanica SPA                                                  18,776           407,017
      Fondiaria Sai SPA                                                  2,331            55,020
      Geox SPA                                                           4,376            42,805
      Intesa Sanpaolo SPA                                              199,711         1,098,324
      Italcementi SPA                                                    6,115            75,745
      Lottomatica SPA                                                      485            12,700
      Milano Assicurazioni SPA                                           5,978            26,489
      Parmalat SPA                                                     492,619         1,162,795
      Pirelli & Co. SPA                                              2,991,413         1,765,011

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Snam Rete Gas SPA                                                181,067   $     1,094,248
      Telecom Italia SPA                                               212,260           315,901
      Telecom Italia SPA - ADR                                          36,400           543,088
      Terna SPA                                                        182,547           671,130
      Unipol Gruppo Finanziario SPA                                     10,795            18,338
      Unipol SPA                                                        18,789            40,318
                                                                                 ---------------
   TOTAL ITALY                                                                        12,660,501
                                                                                 ---------------
   JAPAN -- 13.1%
      Acom Co., Ltd.                                                     2,418            82,638
      Aioi Insurance Co., Ltd.                                          28,000           139,662
      Aisin Seiki Co., Ltd.                                              1,648            40,360
      Ajinomoto Co., Inc.                                                6,000            57,185
      Alps Electric Co., Ltd.                                           96,400           754,613
      Amada Co., Ltd.                                                  165,000           906,152
      Aoyama Trading Co., Ltd.                                          61,600           823,102
      Asahi Glass Co., Ltd.                                             24,000           210,975
      Asahi Kasei Corp.                                                440,000         1,851,261
      Asatsu-DK, Inc.                                                    1,800            51,272
      Astellas Pharma, Inc.                                             77,200         3,243,881
      Bridgestone Corp.                                                 14,500           274,507
      Brother Industries, Ltd.                                          44,899           475,405
      Canon Sales Co., Inc.                                             12,400           189,938
      Canon, Inc.                                                       42,884         1,625,770
      Central Japan Railway Co.                                             58           546,912
      Circle K Sunkus Co., Ltd.                                          1,900            31,495
      Coca-Cola West Holdings Co., Ltd.                                  3,800            85,868
      Comsys Holdings Corp.                                              6,000            51,711
      Cosmo Oil Co., Ltd.                                               23,000            54,555
      Credit Saison Co., Ltd.                                            2,400            39,444
      Dai Nippon Printing Co., Ltd.                                    106,000         1,429,771
      Daicel Chemical Industries, Ltd.                                  12,000            53,983
      Daihatsu Motor Co., Ltd.                                          58,000           634,537
      Daikin Industries, Ltd.                                            1,273            42,936
      Daiwa House Industry Co., Ltd.                                    21,000           200,772
      Daiwa Securities Group, Inc.                                       3,296            24,007
      Denso Corp.                                                        3,410            83,640
      East Japan Railway Co., Ltd.                                          78           581,696
      Eisai Co., Ltd.                                                    1,559            60,879
      Epilda Memory, Inc.*                                               1,500            28,192
      FamilyMart Co., Ltd.                                               1,200            50,776
      Fancl Corp.                                                        7,100            85,542
      Fanuc, Ltd.                                                        1,219            91,708
      Ferrotec Corp.                                                     5,600            92,516
      Fuji Electric Holdings Co., Ltd.                                  14,000            33,818
      Fuji Film Holdings Corp.                                          22,700           585,226
      Fuji Heavy Industries, Ltd.                                       48,000           242,804
      Fuji Television Network, Inc.                                         61            78,680
      Fujikura, Ltd.                                                    31,000           120,422
      Fujitsu, Ltd.                                                     47,000           264,233
      Fukuoka Financial Group, Inc.                                     23,000            84,640
      Furukawa Electric Co., Ltd.                                       13,000            55,493
      Futaba Corp.                                                       2,100            26,117
      GMO internet, Inc.*                                               15,200            71,880
      Gunze, Ltd.                                                       10,000            39,360
      Hakuhodo DY Holdings, Inc.                                           770            37,987
      Hankyu Hanshin Holdings, Inc.                                     37,000           169,948
      Hanwa Co., Ltd.                                                   19,000            66,164

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Hino Motors, Ltd.                                                101,000   $       408,365
      Hitachi Cable, Ltd.                                                9,000            30,732
      Hitachi, Ltd.                                                    627,000         4,232,862
      Hitachi, Ltd. - ADR                                                7,282           505,298
      Hokuhoku Financial Group, Inc.                                    89,000           198,612
      Honda Motor Co., Ltd.                                             72,354         2,194,696
      House Foods Corp.                                                  3,900            57,303
      Ibiden Co., Ltd.                                                   1,750            42,602
      INPEX Corp.                                                           18           152,972
      Inui Steamship Co., Ltd.                                           4,400            44,452
      Itochu Corp.                                                       3,393            20,440
      J-Oil Mills, Inc.                                                  6,000            26,218
      Japan Tobacco, Inc.                                                   56           211,069
      JFE Holdings, Inc.                                                   891            27,635
      Joint Corp.                                                       41,800            88,617
      JS Group Corp. (Tostem Inax Holding Corp.)                        14,672           184,705
      Kajima Corp.                                                      25,000            75,522
      Kamigumi Co., Ltd.                                                11,000            82,633
      Kaneka Corp.                                                      35,000           193,350
      Kanematsu Corp.*                                                  38,000            36,771
      KDDI Corp.                                                            34           192,599
      Keihin Corp.                                                       4,900            57,703
      Kinden Corp.                                                       7,000            66,685
      KK DaVinci Advisors*                                                 158            36,696
      Kobe Steel, Ltd.                                                 104,000           209,277
      Kokuyo Co., Ltd.                                                   4,500            35,345
      Komatsu, Ltd.                                                     27,669           452,983
      Komori Corp.                                                       2,000            26,872
      Konica Minolta Holdings, Inc.                                     72,500           828,582
      Kubota Corp.                                                      25,448           160,512
      Kuraray Co., Ltd.                                                  6,500            64,612
      Kyocera Corp.                                                      6,869           521,396
      Leopalace21 Corp.                                                119,100           920,942
      Lintec Corp.                                                       1,600            26,260
      Makita Corp.                                                       1,630            33,391
      Marubeni Corp.                                                   595,000         2,697,128
      Maruha Nichiro Holdings, Inc.                                     12,000            19,951
      Marui Co., Ltd.                                                   13,400           100,070
      Matsushita Electric Industrial Co., Ltd.                          79,927         1,377,904
      Mazda Motor Corp.                                                 61,000           248,424
      Meiji Seika Kaisha, Ltd.                                          13,000            59,431
      Millea Holdings, Inc.                                             38,500         1,413,483
      Mistui Mining & Smelting Co., Ltd.                                     2                 5
      Mitsubishi Chemical Holdings Corp.                                10,500            55,500
      Mitsubishi Corp.                                                   5,456           113,813
      Mitsubishi Electric Corp.                                        122,040           823,412
      Mitsubishi Heavy Industries, Ltd.                                 77,000           334,448
      Mitsubishi Materials Corp.                                       635,000         1,994,544
      Mitsubishi Rayon Co., Ltd.                                        22,000            54,484
      Mitsubishi Tokyo Financial Group, Inc.                            77,353           674,537
      Mitsui & Co., Ltd.                                                57,000           707,618
      Mitsui Chemicals, Inc.                                            35,000           154,300
      Mitsui Fudosan Co., Ltd.                                           1,718            33,195
      Mitsui O.S.K Lines, Ltd.                                         195,000         1,694,230
      Mitsui Trust Holdings, Inc.                                      153,000           826,003
      Mizuho Financial Group, Inc.                                         982         4,294,431
      Nagase & Co., Ltd.                                                 5,000            46,537

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      NEC Corp.                                                        330,000   $     1,410,460
      NEC Electronics Corp.*                                            26,700           557,852
      NGK Insulators, Ltd.                                               5,000            61,212
      Nichirei Corp.                                                     5,000            26,626
      Nidec Corp.                                                          500            30,759
      Nintendo Co., Ltd.                                                 8,959         3,800,173
      Nippon Electric Glass Co., Ltd.                                   23,037           208,680
      Nippon Express Co., Ltd.                                         165,000           736,597
      Nippon Formula Feed Manufacturing Co., Ltd.                       13,000            14,380
      Nippon Kayaku Co., Ltd.                                            8,000            48,032
      Nippon Meat Packers, Inc.                                          5,000            75,821
      Nippon Mining Holdings, Inc.                                      98,500           396,761
      Nippon Oil Corp.                                                 258,000         1,299,208
      Nippon Paint Co., Ltd.                                            11,000            44,725
      Nippon Paper Group, Inc.                                              49           143,196
      Nippon Sheet Glass Co.                                           173,000           895,936
      Nippon Shokubai Co., Ltd.                                          7,000            44,874
      Nippon Soda Co., Ltd.                                             32,000           128,841
      Nippon Steel Corp.                                                31,000           117,030
      Nippon Telegraph & Telephone Corp.                                 1,065         4,753,571
      Nippon Yakin Kogyo Co., Ltd.                                      36,500           134,674
      Nippon Yusen Kabushiki Kaisha                                    159,000         1,036,459
      Nipro Corp.                                                        3,000            50,931
      Nissan Motor Co., Ltd.                                            58,843           397,884
      Nisshin Seifun Group, Inc.                                       111,000         1,494,229
      Nisshin Steel Co., Ltd.                                          691,000         1,336,699
      Nisshinbo Industries, Inc.                                        17,000           165,788
      Nomura Holdings, Inc.                                              3,087            40,286
      Nomura Real Estate Holdings, Inc.                                 67,100         1,598,293
      NSK, Ltd.                                                         20,000           115,539
      NTT DoCoMo, Inc.                                                   1,017         1,627,909
      Ohbayashi Corp.                                                   27,000           136,542
      OJI Paper Co., Ltd.                                               23,000           115,632
      Olympus Corp.                                                        812            23,733
      Omron Corp.                                                       27,300           423,760
      Onward Kashiyama Co., Ltd.                                         7,000            73,209
      Pioneer Corp.                                                     31,200           205,798
      Promise Co., Ltd.                                                  2,675            51,762
      Resona Holdings, Inc.                                                251           338,607
      Ricoh Co., Ltd.                                                  103,729         1,458,526
      Rohm Co., Ltd.                                                     9,400           517,034
      Round One Corp.                                                       89            71,332
      Sanken Electric Co., Ltd.                                         26,000           109,749
      Sankyo Co., Ltd.                                                   2,700           137,051
      Sanwa Holdings Corp.                                              11,000            41,547
      Sanyo Electric Co., Ltd.*                                        358,000           621,588
      Sapporo Hokuyo Holdings, Inc.                                         13            65,077
      SBI Holdings, Inc.                                                 1,910           285,930
      Sega Sammy Holdings, Inc.                                          5,300            47,942
      Seiko Epson Corp.                                                 43,700         1,016,268
      Seino Transportation Co., Ltd.                                     7,000            33,015
      Sekisui Chemical Co., Ltd.                                        15,000            89,168
      Sekisui House, Ltd.                                               18,000           165,258
      Seven & I Holdings Co., Ltd.                                      17,187           493,781
      Sharp Corp.                                                        2,746            30,006
      Shimachu Co., Ltd.                                                 2,500            56,339
      Shin-Etsu Chemical Co., Ltd.                                       1,025            48,739
      Shinsei Bank, Ltd.                                                11,000            33,834


                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Shiseido Co., Ltd.                                                18,000   $       403,081
      SKY Perfect JSAT Corp.                                               116            44,473
      Sojitz Corp.                                                     592,300         1,372,784
      Sompo Japan Insurance, Inc.                                      190,000         1,612,661
      Sony Corp.                                                        31,884           983,225
      Stanley Electric Co., Ltd.                                         2,642            38,758
      Sumitomo Bakelite Co., Ltd.                                        9,000            38,490
      Sumitomo Corp.                                                    22,700           211,651
      Sumitomo Electric Industries, Ltd.                                83,200           905,566
      Sumitomo Forestry Co., Ltd.                                        6,000            35,012
      Sumitomo Heavy Industries, Ltd.                                    8,273            39,444
      Sumitomo Metal Industries, Ltd.                                   16,764            51,971
      Sumitomo Mitsui Financial Group, Inc.                                793         4,971,844
      Sun Frontier Fuduosan Co., Ltd                                        69            29,229
      Suzuki Motor Corp.                                                 6,052           112,139
      Taihei Kogyo Co., Ltd.                                            10,000            26,107
      Taiheiyo Cement Corp.                                             25,000            36,448
      Taisei Corp.                                                      39,000           101,781
      Taiyo Yuden Co., Ltd.                                              3,000            29,633
      Takeda Pharmaceutical Co., Ltd.                                    2,196           110,570
      Takefuji Corp.                                                    31,770           413,428
      Teijin, Ltd.                                                      55,000           165,267
      The 77 Bank, Ltd.                                                 19,000            95,805
      The Awa Bank, Ltd.                                                10,000            57,830
      The Bank of Kyoto, Ltd.                                           16,000           163,300
      The Bank of Nagoya, Ltd.                                           9,000            49,695
      The Bank of Yokohama, Ltd.                                       280,548         1,389,669
      The Chiba Bank, Ltd.                                               7,000            36,702
      The Chugoku Bank, Ltd.                                             9,000           125,590
      The Daishi Bank, Ltd.                                             12,000            47,381
      The Gunma Bank, Ltd.                                             164,000           935,195
      The Hachijuni Bank, Ltd.                                          17,000            90,183
      The Higo Bank, Ltd.                                                8,000            45,988
      The Hokkoku Bank, Ltd.                                            14,000            52,869
      The Hyakugo Bank, Ltd.                                             8,000            45,344
      The Hyakujushi Bank, Ltd.                                         10,000            56,002
      The Iyo Bank, Ltd.                                                11,000           119,910
      The Joyo Bank, Ltd.                                               28,000           127,468
      The Juroku Bank, Ltd.                                             12,000            45,931
      The Kagoshima Bank, Ltd.                                           7,000            48,095
      The Kanto Tsukuba Bank, Ltd.                                      11,300            51,035
      The Keiyo Bank, Ltd.                                              10,000            48,070
      The Musashino Bank, Ltd.                                           1,200            34,801
      The Nanto Bank, Ltd.                                              12,000            63,530
      The Ogaki Kyoritsu Bank, Ltd.                                     12,000            64,027
      The San-In Godo Bank, Ltd.                                         5,000            38,733
      The Shiga Bank, Ltd.                                               8,000            50,786
      The Shizuoka Bank, Ltd.                                            4,000            39,382
      The Sumitomo Trust & Banking Co., Ltd.                            10,172            67,770
      The Suruga Bank, Ltd.                                              3,000            34,919
      The Yamanashi Chuo Bank, Ltd.                                      8,000            39,644
      Toda Corp.                                                        11,000            43,780
      Tokai Rika Co., Ltd.                                               1,700            21,592
      Tokyo Steel Manufacturing Co., Ltd.                                4,500            49,722
      Tokyu Land Corp.                                                  35,000           130,097

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Toppan Printing Co., Ltd.                                        125,000   $       974,844
      Toyo Engineering Corp.                                            12,000            51,038
      Toyo Seikan Kaisha, Ltd.                                           6,900           105,919
      Toyo Suisan Kaisha, Ltd.                                          14,000           354,913
      Toyota Auto Body Co., Ltd.                                         3,600            65,242
      Toyota Boshoku Corp.                                                  30               332
      Toyota Motor Corp.                                                13,461           575,492
      UNY Co., Ltd.                                                      8,000            81,409
      Usen Corp.*                                                       11,186            17,951
      Wacoal Holdings Corp.                                              5,000            55,955
      West Japan Railway Co.                                               234         1,002,100
      Yamada Denki Co., Ltd.                                             2,942           223,000
      Yamaha Corp.                                                       7,000           119,362
      Yamaha Motor Co., Ltd.                                             2,800            38,243
      Yamato Kogyo Co., Ltd.                                             4,700           164,227
                                                                                 ---------------
   TOTAL JAPAN                                                                        96,405,676
                                                                                 ---------------
   JORDAN -- 0.1%
      Arab Bank PLC                                                     19,200           532,738
      Arab Potash Co.                                                      700            52,309
      Bank of Jordan                                                    12,800            48,056
      Jordan Cement Factories                                            3,000            31,207
      Jordan Petroleum Refinery Co.                                      4,880            79,554
      Jordan Steel                                                       5,259            37,066
      Jordan Telecom Corp.                                               3,800            30,368
      Jordanian Electric Power Co.                                       8,442            58,504
      Middle East Complex*                                              13,690            55,069
      Taameer Jordan Holdings Public Shareholding Co.*                  12,900            32,956
      United Arab Investors*                                            17,000            59,986
                                                                                 ---------------
   TOTAL JORDAN                                                                        1,017,813
                                                                                 ---------------
   KENYA -- 0.1%
      Bamburi Cement Co., Ltd.                                          71,900           181,871
      Barclays Bank of Kenya, Ltd.                                     198,900           160,757
      East African Breweries, Ltd.                                      71,380           163,072
      Equity Bank, Ltd.                                                 18,900            52,665
      ICDC Investment Co., Ltd.                                        102,300            27,486
      Kenya Airways, Ltd.                                              195,900           116,183
      Kenya Commercial Bank, Ltd.                                      311,000           109,118
      Kenya Electricity Generating Co., Ltd.                           268,600            74,530
      Kenya Oil Co., Ltd.                                               40,000            48,374
      Mumias Sugar Co., Ltd.                                           238,200            27,418
      Nation Media Group                                                24,200            46,046
      Standard Chartered Bank Kenya, Ltd.                                9,200            23,072
                                                                                 ---------------
   TOTAL KENYA                                                                         1,030,592
                                                                                 ---------------
   KOREA -- 0.1%
      Cheil Communications, Inc.                                           200            37,546
      Daewoo International Corp.                                         1,300            34,192
      Dong-A Pharmaceutical Co., Ltd.                                      500            41,807
      Dongbu Insurance Co., Ltd.                                         7,050           163,051
      Hanmi Pharm Co., Ltd.                                                300            29,563
      Hanwha Chem Corp.                                                  3,000            27,806
      Hotel Shilla Co., Ltd.                                             1,900            25,460
      Hyundai Marine & Fire Insurance Co., Ltd.                          8,930           144,759
      LG Electronics, Inc.                                               1,100            44,410
      Samsung Fine Chemicals Co., Ltd.                                   1,000            44,832

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      SK Networks Co., Ltd.*                                             3,400   $        34,378
                                                                                 ---------------
   TOTAL KOREA                                                                           627,804
                                                                                 ---------------
   LATVIA -- 0.0%
      Latvian Shipping Co.*                                             91,206           138,569
                                                                                 ---------------
   TOTAL LATVIA                                                                          138,569
                                                                                 ---------------
   LITHUANIA -- 0.1%
      Apranga PVA                                                       31,700            62,995
      Invalda PVA                                                       17,284            54,129
      Lietuvos Energija*                                                17,374            21,369
      Lifosa PVA*                                                        4,400            88,730
      Panevezio Statybos Trestas                                        16,900            30,944
      Pieno Zvaigzdes                                                   10,687            18,335
      Rytu Skirstomieji Tinklai*                                        26,729            34,422
      Sanitas                                                            9,500            84,542
      Siauliu Bankas*                                                   30,912            18,830
      TEO LT AB                                                        308,900           227,115
      Ukio Bankas                                                       67,100            43,086
                                                                                 ---------------
   TOTAL LITHUANIA                                                                       684,497
                                                                                 ---------------
   LUXEMBOURG -- 0.4%
      Arcelor                                                            6,716           340,212
      Arcelormittal                                                     33,176         1,679,222
      SES SA                                                            19,123           395,859
      Tenaris SA - ADR                                                  22,550           840,889
                                                                                 ---------------
   TOTAL LUXEMBOURG                                                                    3,256,182
                                                                                 ---------------
   MALAYSIA -- 0.6%
      AirAsia Bhd*                                                      54,300            19,749
      Alliance Financial Group Bhd                                      28,800            20,926
      AMMB Holdings Bhd                                                 81,100            70,323
      Asiatic Development Bhd                                           19,000            25,619
      Astro All Asia Networks PLC                                       23,200            20,463
      Batu Kawan Bhd                                                    29,000            63,622
      Berjaya Sports Toto Bhd                                           66,400            86,842
      British American Tobacco Bhd                                       6,700            80,958
      Bumiputra-Commerce Holdings Bhd                                   87,200           195,064
      Bursa Malaysia Bhd                                                14,500            27,088
      Dialog Group Bhd                                                  83,500            25,026
      Digi.com Bhd                                                      37,700           246,139
      Eastern & Oriental Bhd                                            15,700             3,690
      Eon Capital Bhd                                                   28,200            34,431
      Gamuda Bhd                                                       140,800            87,932
      Genting Bhd                                                      103,100           159,180
      Hong Leong Bank Bhd                                               48,600            79,842
      IGB Corp. Bhd                                                     38,800            15,706
      IJM Corp. Bhd*                                                    43,900            60,501
      IOI Corp. Bhd                                                    140,050           172,606
      Kencana Petroleum Bhd*                                            73,600            31,299
      KLCC Property Holdings Bhd                                        54,800            43,281
      KNM Group Bhd                                                    502,200           186,070
      Kuala Lumpur Kepong Bhd                                           22,300            62,576
      Kulim Malaysia Bhd                                                24,400            39,319
      Lafarge Malayan Cement Bhd                                        30,000            32,285
      Lion Diversified Holdings Bhd                                     12,300             1,992
      Lion Industries Corp. Bhd                                         88,800            32,709
      Malayan Banking Bhd                                              107,550           213,912
      Malaysian Airline System Bhd                                      64,500            64,991
      Malaysian Bulk Carriers Bhd                                       50,200            44,891
      Malaysian Resources Corp. Bhd                                     55,800            12,267
      MISC Bhd                                                          32,000            80,762
      MMC Corp. Bhd                                                     90,800            58,413

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Muhibbah Engineering M Bhd                                        68,300   $        29,276
      Multi-Purpose Holdings Bhd                                        86,000            32,308
      Parkson Holdings Bhd                                              76,390            85,404
      Pelikan International Corp. Bhd                                   20,700            13,630
      Petra Perdana Bhd                                                 35,700            29,653
      Petronas Dagangan Bhd                                             44,800            85,579
      Petronas Gas Bhd                                                  15,600            45,144
      PLUS Expressways Bhd                                              97,800            76,911
      PPB Group Bhd                                                     33,700            84,231
      Public Bank Bhd                                                   94,400           275,791
      Ranhill Bhd                                                       52,000            10,952
      Resorts World Bhd                                                116,700            86,936
      RHB Capital Bhd                                                   21,200            24,810
      Samling Global Bhd                                               354,000            18,840
      SapuraCrest Petroleum Bhd                                        132,200            49,083
      Sarawak Energy Bhd                                                48,000            33,251
      Scomi Group Bhd                                                   69,500            10,249
      Shell Refining Co. Federation of Malaya Bhd                        9,800            29,981
      Sime Darby Bhd                                                   192,946           372,985
      SP Setia Bhd                                                      19,800            17,978
      TA Ann Holdings Bhd                                               11,000            15,111
      Tanjong PLC                                                        7,700            29,453
      Telekom Malaysia Bhd                                              60,300            57,895
      Tenaga Nasional Bhd                                               83,300           166,160
      Titan Chemicals Corp. Bhd                                         64,800            19,491
      TM International Bhd*                                             60,300            98,751
      UEM World Bhd*                                                    74,400            51,906
      UMW Holdings Bhd                                                  15,400            26,076
      Wah Seong Corp. Bhd                                               35,625            13,034
      WCT Engineering Bhd                                               35,466            26,969
      WTK Holdings Bhd                                                 111,400            51,955
      YTL Corp. Bhd                                                     32,900            60,231
      YTL Power International Bhd                                      113,816            58,744
      Zelan Bhd                                                         17,600             7,286
                                                                                 ---------------
   TOTAL MALAYSIA                                                                      4,496,528
                                                                                 ---------------
   MAURITIUS -- 0.1%
      Ireland Blyth, Ltd.                                               18,300            35,116
      Mauritius Commercial Bank                                         77,100           425,439
      Mauritius Development Investment Trust Co., Ltd.                 221,000            38,884
      Naiade Resorts, Ltd.                                               7,000            12,456
      New Mauritius Hotels, Ltd.                                        18,900            87,351
      Rogers & Co., Ltd.                                                 7,100            88,150
      State Bank of Mauritius, Ltd.                                     74,300           187,601
      Sun Resorts, Ltd. - Class A                                       17,890            44,606
                                                                                 ---------------
   TOTAL MAURITIUS                                                                       919,603
                                                                                 ---------------
   MEXICO -- 1.7%
      Alfa SAB de CV                                                    46,900           210,989
      America Movil SAB de CV Series L                                 952,800         2,209,391
      America Movil SAB de CV Series L - ADR                            30,186         1,399,423
      Axtel SAB de CV*                                                  16,800            15,361
      Banco Compartamos SAB de CV                                       41,400           117,350
      Carso Global Telecom SAB de CV*                                   23,400           119,819
      Carso Infraestructura y Construccion SAB de CV*                  118,200            91,867
      Cemex SAB de CV*                                                 509,668           880,787

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Coca-Cola Femsa SAB de CV                                         86,200   $       438,232
      Consorcio ARA SAB de CV                                           21,400            11,936
      Controladora Comercial Mexicana SAB de CV                         13,600            31,399
      Corp GEO SAB de CV Series B*                                      26,000            61,217
      Corp Interamericana de Entretenimiento SAB de CV*                 12,000            19,531
      Corp Moctezuma, SAB de CV                                         20,900            47,374
      Desarrolladora Homex SAB de CV*                                    9,200            68,315
      Empresas ICA SAB de CV*                                           47,700           138,697
      Fomento Economico Mexicano, SAB de CV                            336,566         1,287,300
      Grupo Aeroportuario del Centro Norte, SAB de CV                   17,800            26,855
      Grupo Aeroportuario del Pacifico, SAB de CV                       14,700            37,313
      Grupo Aeroportuario del Sureste SAB de CV ADR                      7,019           348,564
      Grupo Aeroportuario del Sureste, SAB de CV                        16,100            79,113
      Grupo Bimbo SAB de CV                                             21,200           133,366
      Grupo Carso SAB de CV                                             86,092           329,049
      Grupo Elektra SAB de CV                                            4,100           142,459
      Grupo Financiero Banorte SAB de CV                               267,700           854,271
      Grupo Financiero Inbursa SAB de CV                               105,300           362,024
      Grupo Iusacell SAB de CV*                                            405             2,909
      Grupo Mexico SAB de CV                                           547,115           575,305
      Grupo Modelo SAB de CV                                            26,100           110,972
      Grupo Pochteca, SAB de CV*                                         3,605               887
      Grupo Televisa, SAB de CV                                         68,500           301,459
      Impulsora Del Desarrollo Y El Empleo en America
         Latina SAB de CV*                                              94,900            97,187
      Industrias CH SAB de CV Series B*                                  7,500            27,705
      Industrias Penoles SAB de CV                                       5,150            62,818
      Kimberly-Clark de Mexico SAB de CV                                26,400           114,662
      Mexichem SAB de CV                                                87,000           158,305
      Organizacion Soriana SAB de CV*                                   10,800            32,489
      Promotora Y Operadora De Infraestructura SAB de CV*               36,900            70,855
      Telefonos de Mexico SAB de CV                                     18,500           476,375
      Telefonos de Mexico SAB de CV - ADR                              330,510           423,092
      Telmex Internacional SAB de CV                                   362,610           238,723
      TV Azteca SAB de CV                                               38,700            24,310
      Urbi Desarrollos Urbanos SA de CV*                                22,900            53,457
      Vitro SAB de CV                                                   13,000            14,454
      Wal-Mart de Mexico SAB de CV                                     111,400           390,127
                                                                                 ---------------
   TOTAL MEXICO                                                                       12,638,093
                                                                                 ---------------
   MOROCCO -- 0.3%
      Attijariwafa Bank                                                  6,359           225,367

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Banque Centrale Populaire                                            189   $        59,299
      Banque Marocaine du Commerce et de l'Industrie                       320            36,990
      Banque Marocaine Du Commerce Exterieur                             7,870           285,901
      Brasseries Maroc                                                     171            38,992
      Ciments du Maroc                                                     250            50,388
      Compagnie Generale Immobiliere                                       290            71,514
      Credit Immobilier et Hotelier                                        800            52,165
      Douja Promotion Groupe Addoha SA                                   5,100           100,983
      Holcim Maroc SA                                                      100            27,569
      Lafarge Ciments                                                      603           138,481
      Managem                                                              600            24,742
      Maroc Telecom                                                     14,700           323,946
      ONA SA                                                             1,284           235,658
      RISMA*                                                               132             5,818
      SAMIR                                                                500            43,420
      Societe Nationale d'Investissement                                   530           117,724
      Sonasid                                                              210            93,789
                                                                                 ---------------
   TOTAL MOROCCO                                                                       1,932,746
                                                                                 ---------------
   NETHERLANDS -- 3.8%
      Aegon NV                                                          62,550           553,398
      Amrest Holdings NV*                                                1,200            29,029
      ASML Holding NV                                                   16,944           296,122
      Corio NV                                                           2,870           203,907
      European Aeronautic Defence and Space Co. NV                      27,439           468,235
      Heineken Holding NV                                               27,205         1,068,032
      Heineken NV                                                       47,126         1,893,392
      ING Groep NV                                                     158,537         3,398,674
      ING Groep NV - ADR                                                66,375         1,420,425
      Koninklijke Ahold NV                                             155,905         1,800,967
      Koninklijke Boskalis Westminster NV                                1,606            76,124
      Koninklijke DSM NV                                                40,857         1,932,517
      Koninklijke KPN NV                                                19,983           288,593
      Koninklijke Philips Electronics NV                               114,179         3,097,962
      Koninklijke Vopak NV                                                 944            44,411
      New World Resources NV - Class A                                  31,300           393,119
      OCE NV                                                             5,342            38,149
      Reed Elsevier NV                                                   2,050            30,387
      Royal Dutch Shell PLC                                            215,627         6,352,828
      Royal Dutch Shell PLC - ADR                                       48,844         2,788,504
      SNS Reaal                                                          3,300            37,661
      TNT NV                                                             3,824           105,950
      Unilever NV                                                       53,323         1,500,979
      X5 Retail Group NV - GDR*                                         17,417           375,718
                                                                                 ---------------
   TOTAL NETHERLANDS                                                                  28,195,083
                                                                                 ---------------
   NEW ZEALAND -- 0.1%
      Auckland International Airport, Ltd.                             115,420           151,672
      Contact Energy, Ltd.                                              15,710            83,170
      Fletcher Building, Ltd.                                           18,256            82,474
      Telecom Corp. of New Zealand, Ltd.                                67,376           124,638
                                                                                 ---------------
   TOTAL NEW ZEALAND                                                                     441,954
                                                                                 ---------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   NIGERIA -- 0.1%
      Access Bank Nigeria PLC                                          272,500   $        26,945
      African Petroleum PLC                                             46,000           114,978
      Diamond Bank PLC                                                 294,470            28,817
      Ecobank Transnational, Inc.                                      262,889            90,748
      Fidelity Bank                                                    533,000            33,218
      First Bank of Nigeria PLC                                        512,375           120,933
      First City Monument Bank PLC                                     279,500            26,497
      Flour Mills Nigeria PLC                                           77,990            43,081
      Guaranty Trust Bank PLC                                          256,034            46,498
      Guinness Nigeria PLC                                              45,800            45,381
      Intercontinental Bank PLC                                        386,600            81,287
      Oando PLC                                                         42,240            58,723
      Oceanic Bank International PLC                                   363,000            61,820
      Platinum Habib Bank PLC*                                         199,600            27,849
      UAC of Nigeria PLC                                                99,400            40,355
      Union Bank Nigeria PLC                                           183,600            65,563
      United Bank For Africa PLC                                       190,050            41,124
      West African Portland Cement PLC                                 142,000            44,669
      Zenith Bank, Ltd.*                                               267,400            83,347
                                                                                 ---------------
   TOTAL NIGERIA                                                                       1,081,833
                                                                                 ---------------
   NORWAY -- 0.4%
      DnB NOR ASA                                                       48,076           372,964
      Norsk Hydro ASA                                                  213,700         1,445,728
      Norske Skogindustrier ASA*                                         8,353            34,509
      Orkla ASA                                                         35,100           323,004
      Pan Fish ASA*                                                     31,586            15,762
      StatoilHydro ASA                                                   6,800           161,591
      Telenor ASA                                                        9,900           123,279
      Yara International ASA                                            14,614           520,111
                                                                                 ---------------
   TOTAL NORWAY                                                                        2,996,948
                                                                                 ---------------
   OMAN -- 0.1%
      Bank Dhofar SAOG                                                  26,000            37,935
      Bank Muscat SAOG                                                  47,300           139,443
      Dhofar International Development                                   8,500            11,656
      National Bank of Oman, Ltd.                                       48,170            66,951
      Oman Cables Industry                                              12,100            76,434
      Oman Cement Co.                                                   25,000            35,087
      Oman Flour Mills                                                   3,400            33,300
      Oman International Bank                                            7,590            70,952
      Oman National Investment Corp. Holdings                           16,900            34,126
      Oman Oil Marketing Co.                                            13,300            54,826
      Oman Telecommunications Co.                                       44,000           225,600
      Raysut Cement Co.                                                 18,300           101,427
      Renaissance Services Co. SAOG                                     31,298           101,392
                                                                                 ---------------
   TOTAL OMAN                                                                            989,129
                                                                                 ---------------
   PERU -- 0.3%
      Alicorp SA                                                       102,800            73,072
      Austral Group SA*                                                425,900            45,696
      Banco Continental                                                 23,671            44,842
      Cia Minera Atacocha SA - Class B                                  14,125            14,255
      Cia Minera Milpo SA                                               67,678           163,380

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Compania de Minas Buenaventura SA - ADR                           10,600   $       248,888
      Corp Aceros Arequipa SA                                           21,688            33,450
      Credicorp, Ltd.                                                    4,300           267,675
      Edegel SA                                                         57,200            30,494
      Edelnor SA                                                        35,708            28,614
      Empresa Agroindustrial Casa Grande SA*                            31,100            51,616
      Ferreyros SA                                                     106,793           112,791
      Grana Y Montero SA                                                72,487            88,224
      Intergroup Financial Services Corp. 144A*@                        12,748           213,529
      Minsur SA                                                         35,553            68,424
      Refineria la Pampilla SA Relapasa                                  3,500            21,698
      Sociedad Minera Cerro Verde SA                                     1,400            26,880
      Sociedad Minera el Brocal SA                                       5,700            57,334
      Southern Copper Corp.                                             15,900           303,372
      Volcan Cia Minera SAA                                             66,862            51,562
                                                                                 ---------------
   TOTAL PERU                                                                          1,945,796
                                                                                 ---------------
   PHILIPPINES -- 0.3%
      Aboitiz Equity Ventures, Inc.                                  1,861,900           281,783
      Alliance Global Group, Inc.*                                     879,200            66,187
      Atlas Consolidated Mining & Development*                         330,000            75,014
      Ayala Corp. - Class A                                             17,760           112,481
      Ayala Land, Inc.                                                 285,100            57,409
      Banco De Oro Unibank, Inc.                                       105,300            87,544
      Bank of the Philippine Islands                                   130,580           128,926
      Filinvest Land, Inc.                                             867,800            12,034
      Globe Telecom, Inc.                                                2,300            50,803
      International Container Term Services, Inc.                      225,800           125,839
      JG Summit Holdings, Inc.                                          79,500            11,796
      Jollibee Foods Corp.                                             108,800           118,000
      Manila Electric Co.                                               66,110            85,521
      Metropolitan Bank & Trust                                         88,500            64,331
      Philex Mining Corp.                                              607,000            94,853
      Philippine Long Distance Telephone Co.                             6,200           356,912
      PNOC Energy Development Corp.                                  1,345,000           117,151
      San Miguel Corp. - Class B                                       240,000           300,508
      SM Prime Holdings, Inc.                                          287,400            51,734
      Union Bank of Philippines                                         26,400            14,875
                                                                                 ---------------
   TOTAL PHILIPPINES                                                                   2,213,701
                                                                                 ---------------
   POLAND -- 1.4%
      Agora SA                                                           8,600            98,458
      Asseco Poland SA                                                   5,229           135,932
      Bank Handlowy W Warszawie SA                                      14,679           389,376
      Bank Millennium SA                                                22,000            58,245
      Bank Pekao SA                                                     34,050         2,457,741
      Bank Zachodni WBK SA                                               5,308           341,794
      Bioton SA*                                                       158,300            30,779
      BRE Bank SA*                                                       1,490           196,546
      Budimex SA*                                                          950            28,574
      Central European Distribution Corp.*                               7,743           351,610
      Cersanit-Krasnystaw SA*                                            9,300            64,529
      ComArch SA*                                                          400            12,120

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Dom Development SA                                                 1,800   $        21,217
      Elektrobudowa SA                                                     700            59,074
      Eurocash SA                                                       11,800            50,524
      Getin Holding SA*                                                 18,000            68,434
      Globe Trade Centre SA*                                             8,100            74,424
      Grupa Lotos SA*                                                    2,600            29,357
      Ing Bank Slaski SA                                                   200            43,013
      KGHM Polaksa Miedz SA                                             10,621           224,969
      LPP SA*                                                               90            57,004
      Mostalzab SA*                                                     17,000            40,611
      Mostostal-Warszawa SA*                                             2,300            49,424
      Multimedia Polska SA                                              19,300            58,179
      Netia SA*                                                         21,500            23,654
      Orbis SA                                                           2,900            64,824
      Pbg SA*                                                              970            94,007
      Polimex Mostostal SA                                              51,700            98,205
      Polish Energy Partners SA*                                         4,100            49,861
      Polnord SA*                                                        1,000            21,524
      Polska Grupa Farmaceutyczna SA*                                    1,200            19,397
      Polski Koncern Miesny Duda SA*                                    19,100            22,986
      Polski Koncern Naftowy Orlen                                      18,700           269,988
      Polskie Gornictwo Naftowe I Gazownictwo SA                        94,656           130,542
      Powszechna Kasa Oszczednosci Bank Polski SA                      145,142         2,649,714
      Przedsiebiorstwo Eksportu I Importu Kopex SA*                      3,300            32,355
      Synthos SA*                                                       99,800            39,927
      Telekomunikacja Polska SA                                        166,765         1,590,677
      TVN SA                                                            17,400           130,884
      Vistula & Wolczanka SA*                                           12,900            22,539
      Zaklad Przetworstwa Hutniczego Stalprodukt SA                        250            56,437
                                                                                 ---------------
   TOTAL POLAND                                                                       10,259,455
                                                                                 ---------------
   PORTUGAL -- 0.2%
      Banco Espirito Santo SA                                            7,316            90,716
      EDP - Energias de Portugal SA                                     88,755           372,488
      Jeronimo Martins SGPS SA                                          63,276           539,646
      Portugal Telecom SGPS SA                                          15,482           155,689
      Sonae, SGPS SA                                                   154,486           118,806
                                                                                 ---------------
   TOTAL PORTUGAL                                                                      1,277,345
                                                                                 ---------------
   QATAR -- 0.4%
      Barwa Real Estate Co.                                              4,856            78,662
      Commercial Bank of Qatar                                           7,808           219,870
      Commercial Bank of Qatar 144A GDR*@                               65,670           361,185
      Doha Bank, Ltd.                                                    5,658            85,335
      First Finance Co.*                                                13,151           116,744
      Industries Qatar                                                   4,230           165,673
      Masraf Al Rayan                                                   25,900           132,547
      Qatar Electricity & Water Co.                                      2,230            60,019
      Qatar Fuel Co.                                                     1,900            87,980
      Qatar Gas Transport Co. Nakilat*                                  29,100           239,947
      Qatar Insurance Co.                                                  980            45,374
      Qatar International Islamic Bank*                                  4,680           117,850
      Qatar Islamic Bank                                                 6,570           219,416
      Qatar National Bank                                                4,054           207,897

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Qatar National Cement Co.                                          2,640   $       103,458
      Qatar Navigation                                                   3,928           121,719
      Qatar Real Estate Investment Co.*                                  3,864            54,801
      Qatar Shipping Co.                                                 3,740            53,615
      Qatar Telecom Q-Tel QSC                                            3,373           134,105
                                                                                 ---------------
   TOTAL QATAR                                                                         2,606,197
                                                                                 ---------------
   ROMANIA -- 0.1%
      Antibiotice                                                      128,000            48,579
      Banca Transilvania*                                              188,344           185,216
      Biofarm Bucuresti*                                             1,024,688            58,890
      Impact SA*                                                       366,015            12,901
      Iproeb Bistrita SA                                                17,850            14,740
      Romanian Development Bank - Groupe Societe Generale              100,914           441,693
      Rompetrol Rafinare SA*                                           950,800            14,564
      SNP Petrom SA                                                  1,420,800           172,313
      Transelectrica SA                                                  6,650            43,629
                                                                                 ---------------
   TOTAL ROMANIA                                                                         992,525
                                                                                 ---------------
   RUSSIA -- 1.7%
      Aeroflot - Russian International Airlines                         10,700            26,319
      AvtoVAZ                                                           92,900            42,463
      Comstar United Telesystems OJSC - GDR                              9,900            49,500
      CTC Media, Inc.*                                                   4,400            66,000
      Eurasia Drilling Co., Ltd. 144A GDR*@                              9,451           146,490
      Evraz Group SA - 144A GDR*@                                        7,868           293,844
      Evraz Group SA - GDR                                               1,400            53,936
      Federal Grid Co. Unified Energy System JSC*                      518,264             3,369
      Federal Grid Co. Unified Energy System JSC, GDR*                  12,126            33,346
      Fifth Power Generation Co., OGK-5*                               321,200            21,777
      Gazprom - ADR                                                     62,582         1,761,458
      Gazpromneft OAO                                                    8,500            39,865
      Holding MRSK OAO*                                                600,000            37,200
      Inter Rao Ues OAO*                                             2,147,005             1,074
      Inter Rao Ues OAO - 144A GDR*                                      3,344            13,376
      Irkutskenergo OJSC                                                79,800            43,890
      JSC Scientific Production Corp. IRKUT - ADR*                       2,200            19,800
      KAMAZ*                                                            31,400            72,036
      Kuzbassenergo OJSC*                                               35,853               179
      Kuzbassenergo OJSC - GDR*                                          1,112             2,224
      LUKOIL - ADR (London Exchange)                                     1,200            71,930
      LUKOIL - ADR (New York Exchange)                                  22,692         1,327,482
      LUKOIL - ADR (New York Exchange)                                   7,400           435,860
      Magnit OAO*                                                        1,600            52,768
      Mechel - ADR                                                       3,000            53,880
      Mining & Metallurgical Co., Norilsk Nickel - ADR                   8,800           116,160
      Mining & Metallurgical Co., Norilsk Nickel - ADR                  10,000           136,600
      Mobile Telesystems OJSC                                           25,700           222,819

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Mobile Telesystems OJSC - ADR                                     10,183   $       570,350
      Mosenergo OAO - 144A GDR*                                          5,368            12,078
      Mosenergo TGK-3 OAO*                                             280,431            16,265
      NovaTek OAO - GDR                                                  7,700           351,312
      Novolipetsk Steel - GDR                                            2,800            52,797
      Novorossiysk Commercial Sea Port - 144A GDR*@                      5,978            38,259
      OAO Gazprom - ADR                                                 59,350         1,896,612
      OAO Rosneft Oil Company - GDR                                     79,246           548,458
      OGK-1 OAO*                                                        49,337             1,677
      OGK-1 OAO - 144A GDR*                                             11,544            13,276
      OGK-2 OAO*                                                        25,683               512
      OGK-2 OAO - 144A GDR*                                              4,000             6,641
      OGK-3 OJSC                                                        21,099               654
      OGK-3 OJSC 144A GDR*                                               6,576             9,042
      OGK-4 OJSC*                                                       52,689             2,213
      OGK-6 OAO                                                         29,932               479
      OGK-6 OAO - 144A GDR*                                              4,664             9,118
      Pharmstandard - GDR*                                              15,151           268,966
      PIK Group - RegS GDR*                                              5,000            26,000
      Polyus Gold Co. - ADR                                              2,400            37,848
      RAO Energy System of East OAO*                                   800,000             2,400
      RAO Unified Energy System, GDR*                                    1,300           130,000
      RBC Information Systems*                                           5,150            24,066
      Rostelecom                                                         1,000            43,540
      Rostelecom - Class S                                              10,000            73,297
      RusHydro*                                                        177,095             5,446
      RusHydro - 144A GDR*                                              20,718            60,082
      Sberbank                                                          91,150            86,866
      Sberbank - Class S                                               466,500           730,339
      Sberbank - GDR                                                     2,043           533,911
      Severstal - BRD                                                    4,300            44,549
      Severstal RegS GDR                                                 2,200            22,880
      Severstal-Avto                                                     1,400            42,480
      Sistema JSFC - GDR                                                 3,500            57,932
      Sitronics - RegS GDR*                                            12,500            46,875
      Surgutneftegaz - ADR                                               5,500            29,150
      Surgutneftegaz - ADR                                              32,000           165,760
      Tatneft - GDR                                                      2,289           166,816
      TGK-1 OAO*                                                     1,960,781               980
      TGK-1 OAO - 144A GDR*                                              6,112             6,418
      TGK-13 OAO*                                                       88,378               265
      TGK-14*                                                          498,161               115
      TGK-14 - 144A GDR*                                                   256               768
      TGK-2*                                                           665,824               613
      TGK-2 - GDR*                                                       1,032             8,153
      TGK-4*                                                           813,658               814
      TGK-4 - 144A GDR*                                                  2,536            10,651
      TGK-5*                                                           697,216               209
      TGK-6*                                                           785,986               157
      TGK-6 - 144A GDR*                                                  2,448             2,448
      TGK-8 OAO*                                                       885,303             1,169
      TGK-9 OAO*                                                     3,453,248               311
      TGK-9 OAO - 144A GDR*                                              2,688             4,838
      TMK OAO                                                            1,300            32,914
      TMK OAO - 144A GDR*@                                               1,916            38,320
      Unified Energy System - GDR*                                       3,400           341,700
      Uralsvyazinform - Class S                                        575,000            10,095

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Vimpel-Communications - ADR                                       24,209   $       491,443
      Volga Territorial Generating Co.*                                 17,150               412
      Volga Territorial Generating Co. - GDR*                            2,672             7,276
      Vsmpo-Avisma Corp.                                                   200            22,400
      VTB Bank OJSC - GDR                                               36,100           148,519
      Wimm-Bill-Dann Foods OJSC - ADR*                                   1,800           127,800
      Wimm-Bill-Dann Foods OJSC - Class S*                               1,358            47,023
      Yenisei Territorial Generating Co. OJSC - GDR*                     2,752             2,477
                                                                                 ---------------
   TOTAL RUSSIA                                                                       12,582,879
                                                                                 ---------------
   SAUDI ARABIA -- 0.2%
      The Saudi Arabia Investment Fund, Ltd.                            21,764         1,254,259
                                                                                 ---------------
   TOTAL SAUDI ARABIA                                                                  1,254,259
                                                                                 ---------------
   SINGAPORE -- 0.7%
      Ascendas Real Estate Investment Trust                             22,000            29,063
      CapitaLand, Ltd.                                                  91,000           198,360
      Cosco Corp. Singapore, Ltd                                         3,000             3,220
      Datacraft Asia, Ltd.                                             129,000           166,250
      DBS Group Holdings, Ltd.                                          55,000           655,448
      Fraser & Neave, Ltd.                                              49,000           122,903
      Genting International PLC*                                            70                22
      Golden Agri-Resources, Ltd.                                      909,000           202,670
      Jardine Cycle & Carriage, Ltd.                                   112,251         1,234,751
      Keppel Corp., Ltd.                                                52,000           287,342
      Keppel Land, Ltd.                                                 26,000            51,930
      Neptune Orient Lines, Ltd.                                       235,000           299,704
      Oversea-Chinese Banking Corp., Ltd.                                7,000            35,343
      SembCorp Marine, Ltd.                                             49,000           104,172
      Singapore Airlines, Ltd.                                          28,000           281,285
      Singapore Exchange, Ltd.                                          32,000           139,398
      Singapore Telecommunications, Ltd.                               369,000           843,436
      United Industrial Corp., Ltd.                                     30,000            43,250
      United Overseas Land Group, Ltd.                                  66,000           116,730
      Venture Corp., Ltd.                                               12,000            65,286
                                                                                 ---------------
   TOTAL SINGAPORE                                                                     4,880,563
                                                                                 ---------------
   SOUTH AFRICA -- 1.6%
      ABSA Group, Ltd.                                                   7,700           102,054
      Adcorp Holdings, Ltd.                                             10,600            36,282
      Aeci, Ltd.                                                         3,000            22,400
      African Bank Investments, Ltd.                                    20,080            62,010
      African Rainbow Minerals, Ltd.                                    13,090           251,465
      Allied Electronics Corp., Ltd.                                     4,900            19,358
      Anglo Platinum, Ltd.                                               2,300           209,731
      Anglogold Ashanti, Ltd.                                            5,609           130,306
      ArcelorMittal South Africa, Ltd.                                   5,700           115,027
      Aspen Pharmacare Holdings, Ltd.*                                  18,400            95,485
      Astral Foods, Ltd.                                                 1,200            14,063
      Aveng, Ltd.                                                       50,261           383,832

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      AVI, Ltd.                                                         12,300   $        22,367
      Barloworld, Ltd                                                   15,900           124,585
      Bidvest Group, Ltd.                                               23,530           301,081
      DataTec, Ltd.*                                                    18,700            58,043
      Discovery Holdings, Ltd.                                          20,499            53,680
      Eqstra Holdings, Ltd.*                                             9,300            13,820
      Exxaro Resources, Ltd.                                            22,345           234,324
      FirstRand, Ltd.                                                   92,600           190,675
      Foschini, Ltd.                                                    12,500            60,550
      Fountainhead Property Trust                                       72,700            49,150
      Gold Fields, Ltd.                                                 19,000           183,359
      Grindrod, Ltd.                                                    12,600            27,514
      Group Five, Ltd.                                                   4,500            31,208
      Growthpoint Properties, Ltd.                                      43,600            72,433
      Harmony Gold Mining Co., Ltd.*                                    10,300           100,838
      Illovo Sugar, Ltd.                                                10,300            31,121
      Impala Platinum Holdings, Ltd.                                    38,478           785,505
      Imperial Holdings, Ltd.                                            5,000            35,911
      Investec, Ltd.                                                     7,000            40,957
      JSE, Ltd.                                                          2,600            17,161
      Kumba Iron Ore, Ltd.                                               4,000            93,300
      Liberty Group, Ltd.                                                2,800            22,963
      Massmart Holdings, Ltd.                                           10,400            95,208
      Medi-Clinic Corp, Ltd.                                            17,600            38,728
      Mondi, Ltd.                                                        6,100            33,332
      MTN Group, Ltd.                                                  128,355         1,811,152
      Murray & Roberts Holdings, Ltd.                                   53,647           630,100
      Mvelaphanda Group, Ltd.                                           66,500            45,163
      Nampak, Ltd.                                                      11,100            18,950
      Naspers, Ltd.                                                     16,183           319,636
      Nedbank Group, Ltd.                                                6,300            79,770
      Network Healthcare Holdings, Ltd.*                                75,400            75,900
      New Clicks Holdings, Ltd.                                         26,600            50,617
      Northam Platinum, Ltd.                                             8,000            44,106
      Pick'n Pay Holdings, Ltd.                                         60,800            93,485
      Pick'n Pay Stores, Ltd.                                           17,900            64,616
      Pretoria Portland Cement Co., Ltd.                                 4,771            18,194
      Raubex Group, Ltd.                                                10,200            38,170
      Remgro, Ltd.                                                      11,400           263,820
      Reunert, Ltd.                                                     13,300            93,682
      RMB Holdings, Ltd.                                                28,300            90,740
      SA Corporate Real Estate Fund                                     99,600            28,408
      Sanlam, Ltd.                                                     216,192           465,405
      Sappi, Ltd.                                                        6,000            58,879
      Sasol, Ltd.                                                       40,747         1,739,111
      Shoprite Holdings, Ltd.                                           57,031           324,286
      Standard Bank Group, Ltd.                                         29,223           335,889
      Steinhoff International Holdings, Ltd.                            53,000           101,824
      Sun International, Ltd.                                            4,500            49,585
      Telkom SA, Ltd.                                                   12,400           158,658
      The Spar Group, Ltd.                                              11,500            70,913
      Tiger Brands, Ltd.                                                 6,200           103,858
      Truworths International, Ltd.                                     11,700            41,659
      Wilson Bayly Holmes-Ovcon, Ltd.                                    5,700           100,972

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Woolworths Holdings, Ltd.                                         30,600   $        43,731
                                                                                 ---------------
   TOTAL SOUTH AFRICA                                                                 11,521,105
                                                                                 ---------------
   SOUTH KOREA -- 2.8%
      Amorepacific Corp.                                                    70            37,850
      Cheil Industries, Inc.                                               890            39,096
      CJ CheilJedang Corp.*                                                180            29,268
      CJ Corp.*                                                            630            24,923
      Daegu Bank                                                        20,230           180,688
      Daewoo Engineering & Construction Co., Ltd.                        4,364            50,444
      Daewoo Shipbuilding & Marine Engineering Co., Ltd.                 2,770            69,921
      DC Chemical Co., Ltd.                                                270            74,236
      Dongkuk Steel Mill Co., Ltd.                                      13,731           424,044
      Doosan Corp.*                                                        310            31,194
      Doosan Heavy Industries and Construction Co., Ltd.                   910            67,972
      Doosan Infracore Co., Ltd.                                         2,200            36,139
      GS Engineering & Construction Corp.                                4,809           388,358
      GS Holdings Corp.                                                  8,644           222,349
      Hana Financial Group, Inc.                                        12,590           296,084
      Hanjin Shipping Co., Ltd.                                          3,770            87,771
      Hankook Tire Co., Ltd.                                             2,320            32,553
      Hanwha Corp.                                                       1,980            75,551
      Hite Brewery Co., Ltd.*                                            2,003           365,102
      Honam Petrochemical Corp.                                            750            43,223
      Hynix Semiconductor, Inc.*                                         5,190            86,001
      Hyosung Corp.                                                        860            45,547
      Hyundai Department Store Co., Ltd.                                   430            33,436
      Hyundai Development Co.                                            1,840            68,730
      Hyundai Engineering & Construction Co., Ltd.                       1,210            72,582
      Hyundai Heavy Industries                                             760           175,943
      Hyundai Merchant Marine Co., Ltd.                                  2,820            90,887
      Hyundai Mobis                                                      9,334           723,015
      Hyundai Motor Co., Ltd.                                            3,520           220,279
      Hyundai Motor Co., Ltd. - 2nd PFD                                  1,490            32,156
      Hyundai Securities Co.                                             4,630            46,933
      Hyundai Steel Co.                                                  5,679           284,921
      Industrial Bank of Korea                                          20,960           253,583
      KB Financial Group, Inc. - ADR*                                    1,200            54,828
      KCC Corp.                                                            120            37,432
      Kia Motors Corp.*                                                  3,820            47,778
      Kolon Industries, Inc.*                                            1,160            34,182
      Kookmin Bank                                                      35,460         1,584,516
      Korea Electric Power Corp.                                        10,350           260,463
      Korea Exchange Bank                                                8,450            78,477
      Korea Express Co., Ltd.*                                             470            38,073
      Korea Gas Corp.                                                    9,925           571,906
      Korea Kumho Petrochemical                                          1,340            44,387
      Korea Line Corp.                                                     330            43,082
      Korea Zinc Co., Ltd.                                               2,763           223,480
      Korean Air Lines Co., Ltd.                                         2,260            71,936
      KT Corp.                                                           7,900           272,787
      KT Freetel Co., Ltd.*                                              3,840            95,161
      KT&G Corp.                                                         6,674           498,128
      LG Chem, Ltd.                                                      3,612           283,401

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      LG Corp.                                                           1,560   $        81,231
      LG Dacom Corp.                                                    21,160           375,843
      LG Electronics, Inc.                                              14,435         1,335,652
      LG Household & Health Care, Ltd.                                     300            50,171
      LG Philips LCD Co., Ltd.                                           4,850           123,530
      LG Telecom, Ltd.                                                   8,130            67,844
      Lotte Confectionery Co., Ltd.                                        454           390,499
      Lotte Shopping Co., Ltd.                                             190            43,225
      LS Cable, Ltd.                                                       650            44,050
      Macquarie Korea Infrastructure Fund                               20,660            96,139
      Mirae Asset Securities Co., Ltd.                                     370            32,592
      NHN Corp.*                                                         2,874           368,654
      POSCO                                                              2,243           841,438
      POSCO - ADR                                                        9,706           906,249
      Pusan Bank                                                         2,640            23,848
      S-Oil Corp.                                                          740            42,624
      Samsung Card Co.                                                   1,000            34,112
      Samsung Corp.                                                      2,190            97,058
      Samsung Electro-Mechanics Co., Ltd.                                1,070            34,130
      Samsung Electronics Co., Ltd.                                      5,196         2,381,087
      Samsung Engineering Co., Ltd.                                        370            23,046
      Samsung Fire & Marine Insurance Co., Ltd.                            780           136,544
      Samsung Heavy Industries Co., Ltd.                                 3,280            87,338
      Samsung SDI Co., Ltd.*                                             3,811           278,405
      Samsung Securities Co., Ltd.                                       1,390            87,890
      Shinhan Financial Group Co., Ltd.                                 21,080           754,192
      Shinsegae Co., Ltd.                                                  320           151,034
      SK Energy Co., Ltd.                                                2,050           155,323
      SK Holdings Co., Ltd.                                                820            76,356
      SK Telecom Co., Ltd.                                               4,295           735,189
      SK Telecom Co., Ltd. - ADR                                        17,482           329,011
      STX Engine Co., Ltd.                                               8,390           169,862
      STX Pan Ocean Co., Ltd.                                           76,000           105,715
      STX Shipbuilding Co., Ltd.                                         1,560            30,396
      Sung Kwang Bend Co., Ltd.                                          8,318           151,659
      Tong Yang Securities, Inc.                                        34,393           251,920
      Woongjin Coway Co., Ltd.                                           1,510            38,115
      Woori Finance Holdings Co., Ltd.                                  34,380           352,971
      Woori Investment & Securities Co., Ltd.                            1,600            25,044
      Youngone Corp.                                                    27,670           210,340
      Yuhan Corp.                                                          250            44,837
                                                                                 ---------------
   TOTAL SOUTH KOREA                                                                  20,515,959
                                                                                 ---------------
   SPAIN -- 2.6%
      Acciona SA                                                         1,460           222,517
      Acerinox SA                                                        6,116           109,549
      ACS, Actividades de Construccion y Servicios, SA                   2,706           109,551
      Banco de Sabadell SA                                              47,100           366,064
      Banco Espanol de Credito SA                                        5,187            70,642
      Banco Pastor SA                                                    7,300            62,890
      Banco Popular Espanol SA                                           5,108            60,844

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Banco Santander Central Hispano SA                               144,525   $     2,167,048
      Banco Santander Central Hispano SA - ADR                         268,300         4,029,866
      Corporacion Mapfre SA                                             33,652           147,106
      Gamesa Corp Tecnologica SA                                        29,278         1,003,119
      Gas Natural SDG SA                                                 1,406            51,622
      Grifols SA                                                        21,060           538,111
      Grupo Ferrovial SA                                                 3,906           179,557
      Iberdrola Renovables SA*                                          26,269           114,782
      Iberdrola SA                                                      84,720           860,666
      Iberia Lineas Aereas de Espana SA                                 29,271            70,465
      Indra Sistemas SA                                                  3,313            78,948
      Industria de Diseno Textil SA                                      1,829            77,391
      Repsol YPF SA                                                     57,343         1,699,408
      Repsol YPF SA - ADR                                               39,395         1,168,456
      Sacyr Vallehermoso SA                                              2,509            41,639
      Telefonica SA                                                    228,960         5,444,099
      Union Fenosa SA                                                   31,341           766,221
                                                                                 ---------------
   TOTAL SPAIN                                                                        19,440,561
                                                                                 ---------------
   SWEDEN -- 1.3%
      Alfa Laval AB                                                     39,200           405,643
      Bankas Snoras AB*                                                 18,700             8,458
      Electrolux AB - Series B                                          51,200           598,984
      Getinge AB - Class B                                               6,064           124,988
      Hennes & Mauritz AB  - Class B                                     2,376            97,287
      Holmen AB                                                          2,300            74,839
      JM AB                                                              4,696            38,383
      Millicom International Cellular SA                                 3,950           272,754
      Modern Times - Class B                                               646            23,271
      NCC AB - Class B                                                   5,200            51,516
      Nordea AB                                                        162,145         1,935,840
      SAS AB*                                                            4,500            30,360
      Scania AB - Class B                                              130,300         1,604,797
      Skandinaviska Enskilda Banken AB                                  14,400           224,600
      SKF AB                                                            23,000           293,834
      Svenska Cellulosa AB - Class B                                    32,315           342,325
      Svenska Handelsbanken AB - Class A                                15,800           353,860
      Swedbank AB (ForeningsSparbanken AB) - Class A                    23,300           304,613
      Swedish Match AB                                                  14,800           258,710
      Tele2 AB - Class B                                                11,650           132,954
      Telefonaktiebolaget Ericsson LM - Class B                        138,386         1,314,223
      Telefonaktiebolaget LM Ericsson - ADR                             34,600           326,278
      TeliaSonera AB                                                   144,359           820,394
                                                                                 ---------------
   TOTAL SWEDEN                                                                        9,638,911
                                                                                 ---------------
   SWITZERLAND -- 6.4%
      ABB, Ltd.*                                                       111,236         2,155,579
      Actelion, Ltd.*                                                   24,535         1,264,252
      Adecco SA                                                         11,937           518,562
      Baloise Holding, Ltd.                                             18,026         1,230,721
      BKW FMB Energie AG                                                 1,165           120,069

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Compagnie Financiere Richemont AG                                 31,176   $     1,377,463
      Credit Suisse Group - ADR                                         27,574         1,331,273
      Flughafen Zuerich AG                                                 779           251,214
      Geberit AG                                                         1,287           157,835
      Givaudan SA                                                          289           241,389
      Holcim, Ltd. - Class B                                            14,959         1,096,366
      Lonza Group AG                                                     6,573           824,722
      Nestle SA                                                        216,722         9,366,191
      Nobel Biocare Holding AG                                           1,435            47,999
      Novartis AG                                                      155,863         8,206,118
      Roche Holding AG - Genusschein                                    24,086         3,770,469
      SGS Societe Generale de Surveillance Holding SA                       89           104,745
      STMicroelectronics NV                                             36,926           365,502
      Swatch Group AG                                                    1,222           225,563
      Swiss Life Holding*                                                1,667           242,023
      Swiss Reinsurance                                                 19,452         1,079,692
      Syngenta AG                                                        8,620         1,817,820
      Synthes, Inc.                                                     13,836         1,914,104
      UBS AG*                                                           92,061         1,573,548
      Zurich Financial Services AG                                      26,582         7,361,103
                                                                                 ---------------
   TOTAL SWITZERLAND                                                                  46,644,322
                                                                                 ---------------
   TAIWAN -- 1.9%
      Acer, Inc.                                                       460,960           784,879
      Advanced Semiconductor Engineering, Inc.                          64,962            33,108
      Altek Corp.                                                       45,089            47,506
      Asia Cement Corp.                                                 37,100            33,005
      Asia Optical Co., Inc.                                            11,110            15,081
      Asustek Computer, Inc.                                            65,981           130,586
      AU Optronics Corp.                                                94,288         1,071,115
      AU Optronics Corp.                                                95,550           108,073
      Capital Securities Corp.                                          79,200            28,606
      Catcher Technology Co., Ltd.                                       7,800            25,056
      Cathay Financial Holding Co., Ltd.                               122,850           169,637
      Cathay Financial Holding Co., Ltd. 144A GDR@                          --                 5
      Cathay Real Estate Development Co., Ltd.                          84,000            23,683
      Chang Hwa Commercial Bank                                         67,000            34,202
      Cheng Shin Rubber Industry Co., Ltd.                              41,400            49,687
      Chi Mei Optoelectronics Corp.                                    106,050            69,827
      China Airlines*                                                  101,000            21,921
      China Development Financial Holding Corp.                        188,979            57,299
      China Life Insurance Co., Ltd.*                                  287,800           127,625
      China Motor Corp.                                                 73,000            24,657
      China Petrochemical Development Corp.*                           130,000            31,338
      China Steel Corp.                                                204,970           204,859
      Chinatrust Financial Holding Co., Ltd.                           209,274           114,844
      Chong Hong Construction Co.                                       21,420            19,313
      Chroma Ate, Inc.                                                  55,577            68,207
      Chunghwa Picture Tubes, Ltd.                                     166,000            26,405
      Chunghwa Telecom Co., Ltd.                                       562,363         1,322,922
      Clal Industries & Investments                                     10,562            34,915
      Clevo Co.                                                         28,770            28,617

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      CMC Magnetics Corp.*                                             177,000   $        35,469
      Compal Electronics, Inc.                                          58,290            42,697
      D-Link Corp.                                                      31,620            27,341
      Delta Electronics, Inc.                                           22,440            58,781
      E.Sun Financial Holding Co., Ltd.                                102,960            27,822
      Epistar Corp.                                                     10,100            13,706
      Eva Airways Corp.*                                               144,000            36,607
      Evergreen Marine Corp. Taiwan, Ltd.                               94,000            42,917
      Everlight Electronics Co., Ltd.                                   18,360            38,472
      Far Eastern Department Stores Co., Ltd.                           42,000            27,672
      Far Eastern Textile Co., Ltd.                                     66,242            46,897
      Far EasTone Telecommunications Co., Ltd.                          93,722           120,117
      Feng Hsin Iron & Steel Co.                                        33,990            44,455
      First Financial Holding Co., Ltd.                                 75,216            47,100
      First Steamship Co., Ltd.                                         20,700            24,497
      Formosa Chemicals & Fibre Corp.                                   72,000           124,948
      Formosa Petrochemical Corp.                                       33,000            76,702
      Formosa Plastics Corp.                                            94,000           152,704
      Formosa Taffeta Co., Ltd.                                         59,000            38,031
      Foxconn Technology Co., Ltd.                                      16,500            53,987
      Fubon Financial Holding Co., Ltd.                                620,000           448,651
      Giant Manufacturing Co., Ltd.                                     26,250            65,693
      Goldsun Development & Construction Co, Ltd.                       73,395            19,972
      Great Wall Enterprise Co.                                        154,565           142,329
      HannStar Display Corp.                                           144,049            31,973
      High Tech Computer Corp.                                          10,400           161,421
      HON HAI Precision Industry Co., Ltd.                             159,850           572,534
      Hotai Motor Co., Ltd.                                             20,000            42,941
      Hua Nan Financial Holdings Co., Ltd.                             437,580           272,087
      Innolux Display Corp.                                             36,300            48,671
      Inventec Appliances Corp.                                         33,000            37,882
      Inventec Co., Ltd.                                               100,800            49,511
      KGI Securities Co., Ltd.                                         101,000            38,969
      Largan Precision Co., Ltd.                                         5,100            53,495
      Lien Hwa Industrial Corp.                                         70,454            23,032
      Lite-On Technology Corp.                                          33,391            29,171
      Macronix International                                           128,269            37,623
      MediaTek, Inc.                                                    79,170           820,945
      Mega Financial Holding Co., Ltd.                                 135,000            61,905
      Mitac International                                               70,719            34,313
      Motech Industries, Inc.                                            9,597            43,228
      Nan Kang Rubber Tire Co., Ltd.                                    46,800            35,299
      Nan Ya Plastics Corp.                                            126,000           186,705
      Nan Ya Printed Circuit Board Corp.                                10,000            31,224
      Nanya Technology Corp.*                                           93,000            21,698
      Novatek Microelectronics Corp., Ltd.                              10,095            15,075
      Polaris Securities Co., Ltd.                                     109,200            43,420
      POU Chen Corp.                                                   111,099            68,705

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Powerchip Semiconductor Corp.*                                   107,000   $        16,483
      Powertech Technology, Inc.                                        18,700            41,588
      President Chain Store Corp.                                       36,000           105,669
      ProMos Technologies, Inc.*                                       114,000            11,843
      Qisda Corp.                                                       69,120            26,509
      Quanta Computer, Inc.                                            393,170           492,443
      Realtek Semiconductor Corp.                                        8,568            14,584
      Richtek Technology Corp.                                          53,700           290,671
      Ruentex Industries, Ltd.                                          65,000            34,797
      Sanyang Industrial Co., Ltd.                                      92,419            23,820
      Shih Wei Navigation Co., Ltd.                                     26,240            34,393
      Shin Kong Financial Holding Co., Ltd.                             70,705            24,432
      Siliconware Precision Industries Co.                              71,710            81,550
      Sino-American Silicon Products, Inc.                               9,788            31,492
      SinoPac Financial Holdings Co., Ltd.                             121,000            33,801
      Synnex Technology International Corp.                             19,800            31,036
      Tainan Spinning Co., Ltd.                                        108,000            24,781
      Taishin Financial Holdings Co., Ltd.                              82,000            16,222
      Taiwan Business Bank*                                            141,000            34,733
      Taiwan Cement Corp.                                               56,560            33,803
      Taiwan Cooperative Bank                                           80,500            44,807
      Taiwan Fertilizer Co., Ltd.                                       16,000            29,885
      Taiwan Glass Industrial Corp.                                     55,080            31,592
      Taiwan Kolin Co., Ltd.*                                          141,000             3,065
      Taiwan Mobile Co., Ltd.                                          325,527           521,778
      Taiwan Semiconductor Manufacturing Co., Ltd.                     972,405         1,630,754
      Taiwan Tea Corp.*                                                103,000            33,941
      Tatung Co., Ltd.*                                                102,000            22,266
      Teco Electric & Machinery Co., Ltd.                              111,000            38,947
      The Ambassador Hotel                                              41,000            45,138
      Tripod Technology Corp.                                           19,080            36,630
      TSRC Corp.                                                       238,000           257,105
      Tung Ho Steel Enterprise Corp.                                    35,000            29,327
      U-Ming Marine Transport Corp.                                     27,000            38,914
      Uni-President Enterprises Corp.                                  145,950           131,731
      Unimicron Technology Corp.                                        37,370            30,190
      United Microelectronics Corp.                                    274,602            88,449
      Walsin Lihwa Corp.                                               120,000            32,620
      Wan Hai Lines, Ltd.                                               81,900            36,765
      Winbond Electronics Corp.*                                       184,000            22,575
      Wintek Corp.                                                      58,000            23,262
      Wistron Corp.                                                     25,179            31,287
      Yageo Corp.                                                      136,000            27,520
      Yang Ming Marine Transport Corp.                                  83,598            29,186
      Yuanta Financial Holding Co., Ltd.                               190,000           105,145
      Yulon Motor Co., Ltd.                                             43,641            24,062
      Zinwell Corp.                                                     22,435            31,830
                                                                                 ---------------
   TOTAL TAIWAN                                                                       14,009,793
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
THAILAND -- 0.7%
      Advanced Info Service PCL                                        116,000   $       278,782
      Advanced Info Service PCL - For Reg                              117,600           277,850
      Airports of Thailand PCL                                          56,200            51,910
      Bangkok Bank PCL                                                  96,300           294,164
      Bangkok Bank PCL - For Reg                                       106,100           325,068
      Bangkok Dusit Medical Service PCL                                127,500           117,441
      Bangkok Expressway PCL                                            50,500            23,728
      Bank of Ayudhya PCL                                              242,700           118,014
      Banpu PCL                                                         13,800           121,522
      Banpu PCL - For Reg                                               19,800           177,378
      BEC World  PCL                                                   127,800            81,062
      Bumrungrad Hospital PCL                                           54,000            51,286
      Calcomp Electronics Thailand PCL                                 211,500            20,537
      Central Pattana PCL                                               44,600            21,957
      CH Karnchang PCL                                                 137,900            16,188
      Charoen Pokphand Foods PCL                                       382,800            46,211
      CP ALL (Seven Eleven) PCL                                        203,400            65,261
      Delta Electronics Thai PCL                                        52,900            25,009
      Electricity Generating PCL                                        34,500            64,639
      Glow Energy PCL                                                   53,700            44,709
      Hana Microelectronics PCL                                        230,900            91,584
      IRPC PCL (Thai Petrochemical Industry PCL)                       624,900            75,604
      Italian-Thai Development PCL                                     771,300            87,620
      Kasikornbank Public Co., Ltd.                                    114,500           213,342
      Khon Kaen Sugar Industry PCL                                     127,100            31,021
      Krung Thai Bank PCL                                              345,500            62,584
      Land & Houses PCL                                                775,200           142,964
      Major Cineplex Group PCL                                          98,300            28,070
      Minor International PCL                                          328,450           109,020
      Precious Shipping PCL                                             45,400            20,528
      PTT Aromatics & Refining PCL                                      59,778            36,987
      PTT Chemical PCL                                                  28,200            48,931
      PTT Chemical PCL - Foreign                                        55,400            94,897
      PTT Exploration & Production PCL                                  65,100           443,554
      PTT PCL                                                           64,500           244,395
      Quality House PCL                                              2,454,234           126,843
      Quality House PCL - Foreign                                      838,700            43,940
      Ratchaburi Electricity Generating Holding PCL                     46,000            47,789
      Regional Container Lines PCL                                      71,800            28,228
      Samart Corp PCL                                                  226,300            39,855
      Siam Cement PCL                                                   45,700           174,011
      Siam City Bank PCL*                                               63,100            18,169
      Siam City Cement PCL                                               4,600            22,215
      Siam Commercial Bank PCL                                          81,800           168,039
      Siam Commercial Bank PCL - For Reg                               163,200           325,340
      Siam Makro PCL                                                    18,000            43,811
      Sino Thai Engineering & Construction PCL*                        180,500            16,047
      Thai Airways International PCL                                    46,000            16,380
      Thai Beverage PCL                                                344,000            53,840
      Thai Oil PCL                                                      53,300            66,201

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Thai Union Frozen Products PCL                                    48,300   $        28,098
      Thanachart Capital PCL                                           120,600            38,234
      Thoresen Thai Agencies PCL                                        87,600            67,938
      TMB Bank PCL*                                                    546,200            16,328
      Total Access Communication PCL                                    65,000            71,500
      True Corp. PCL*                                                  157,500            14,492
                                                                                 ---------------
   TOTAL THAILAND                                                                      5,381,115
                                                                                 ---------------
   TURKEY -- 0.9%
      Adana Cimento - Class A                                            4,736            14,301
      Akbank TAS                                                        50,099           256,486
      Akcansa Cimento AS                                                 4,900            15,325
      Akenerji Electrik Uretim AS*                                       7,800            60,279
      Aksigorta AS                                                      19,400            66,081
      Alarko Holding AS                                                 12,489            21,472
      Anadolu Efes Biracilik ve Malt Sanayii AS                         19,264           197,828
      Anadolu Efes Biracilik ve Malt Sanayii AS - ADR*                       3                 6
      Anadolu Sigorta                                                   41,433            33,117
      Arcelik AS                                                        18,800            52,557
      Asya Katilim Bankasi AS*                                         104,031           160,031
      Aygaz AS*                                                         11,368            21,164
      Bim Birlesik Magazalar AS                                          4,050           125,633
      Cimsa Cimento Sanayi ve Tica                                       4,400            16,934
      Dogan Sirketler Grubu Holding AS*                                319,980           370,811
      Dogan Yayin Holding*                                              28,097            32,492
      Dogus Otomotiv Servis ve Ticaret AS                                6,500            14,448
      Eczacibasi Ilac Sanayi                                            19,500            17,394
      Enka Insaat ve Sanayi AS                                          30,300           204,652
      Eregli Demir ve Celik Fabrikalari TAS                             52,637           264,744
      Ford Otomotiv Sanayi AS                                            9,100            49,236
      Haci Omer Sabinci Holding AS                                      39,600           148,911
      Hurriyet Gazetecilik AS*                                          11,811            12,037
      Ihlas Holding*                                                    53,700            21,554
      Is Gayrimenkul Yatirim Ortakligi AS                               18,400            12,835
      Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*                43,100            26,529
      KOC Holding AS*                                                   72,345           218,872
      Koza Davetiyeleri Imalat Ithalat ve Ihracat AS*                   21,000            23,323
      Migros Turk TAS                                                    7,645           131,499
      Petkim Petrokimya Holding AS*                                     16,620            56,601
      Petrol Ofisi AS*                                                   6,186            24,956
      Sekerbank TAS                                                     19,100            27,691
      Tofas Turk Otomobil Fabrikasi AS                                  11,700            24,223
      Trakya Cam Sanayi AS*                                             25,726            25,376
      Tupras-Turkiye Petrol Rafine                                      45,406           828,308
      Turcas Petrolculuk AS                                              9,100            31,024
      Turk Hava Yollari Anonim Ortakligi*                               26,311           134,047
      Turk Sise ve Cam Fabrikalari AS*                                       1                 1
      Turkcell Iletisim Hizmetleri AS                                  132,287           807,483

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Turkiye Garanti Bankasi AS*                                      146,420   $       346,530
      Turkiye Is Bankasi                                               177,697           736,939
      Turkiye Sinai Kalkinma Bankasi AS*                                24,125            19,317
      Turkiye Vakiflar Bankasi TAO                                     287,551           470,524
      Ulker Biskuvi Sanayi AS                                            8,022            16,821
      Yapi ve Kredi Bankasi AS*                                         90,314           189,575
      Yazicilar Holding AS                                              13,300            64,838
                                                                                 ---------------
   TOTAL TURKEY                                                                        6,394,805
                                                                                 ---------------
   UKRAINE -- 0.0%
      Ukmafta Oil Co. - ADR*                                               484            61,406
      UkrTelecom - GDR*                                                 75,799           274,140
                                                                                 ---------------
   TOTAL UKRAINE                                                                         335,546
                                                                                 ---------------
   UNITED ARAB EMIRATES -- 0.3%
      Aabar Investments PJSC                                            76,000            70,762
      Abu Dhabi Commercial Bank                                         60,000            57,662
      Abu Dhabi National Hotels                                         86,800           137,296
      Air Arabia*                                                      410,400           160,760
      Amlak Finance PJSC                                                50,900            44,963
      Dana Gas PJSC*                                                   586,500           220,348
      DP World, Ltd.                                                   189,400           134,474
      Dubai Financial Market                                            34,800            31,655
      Dubai Investments*                                               123,856           102,390
      Dubai Islamic Bank PJSC                                           59,455            94,698
      Emaar Properties PJSC                                             99,400           207,379
      Emirates NBD PJSC                                                 47,300           115,843
      First Gulf Bank PJSC                                              24,400           108,278
      Gulf Cement Co.                                                   65,000            91,134
      National Bank of Abu Dhabi PJSC                                   24,000            97,028
      RAK Properties                                                   150,000            60,439
      Ras Al Khaimah Cement Co.*                                        77,000            50,521
      Tabreed*                                                         367,260           161,275
      Union National Bank/Abu Dhabi                                     36,000            66,352
      Union Properties PJSC*                                            59,400            47,610
      Waha Capital PJSC                                                110,000            60,792
                                                                                 ---------------
   TOTAL UNITED ARAB EMIRATES                                                          2,121,659
                                                                                 ---------------
   UNITED KINGDOM -- 12.7%
      3I Group PLC                                                     265,097         3,356,574
      Alliance & Leicester PLC                                          10,000            48,754
      Amec PLC                                                           2,688            30,832
      Amlin PLC                                                         24,016           137,421
      Anglo American PLC                                               153,145         5,173,159
      Antofagasta PLC                                                  367,759         2,671,454
      Associated British Foods PLC                                      19,503           247,489
      AstraZeneca PLC                                                  143,027         6,258,758
      Aviva PLC                                                        140,978         1,226,253
      BAE Systems PLC                                                  458,782         3,382,091
      Barclays PLC - ADR                                                63,647         1,572,081
      BG Group PLC                                                     193,196         3,503,795
      BHP Billiton PLC                                                  24,519           555,455
      BP PLC ADR                                                        39,045         1,958,888
      British Airways PLC                                               17,100            52,169
      British American Tobacco PLC                                      22,887           747,088
      British Energy Group PLC                                          51,336           697,589
      British Land Co. PLC                                                 755            10,184
      Cadbury PLC                                                       97,357           984,656
      Carnival PLC                                                      11,668           347,764
      Centrica PLC                                                      59,685           335,831
      Compass Group PLC                                                186,423         1,156,191

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Cookson Group PLC                                                  1,669   $        14,052
      Dangote Sugar Refinery PLC                                       211,920            40,613
      Diageo PLC                                                        95,617         1,631,167
      Drax Group PLC                                                   301,176         4,055,179
      Enterprise Inns PLC                                               25,680            82,923
      GKN PLC                                                           26,125            92,791
      GlaxoSmithKline PLC                                              193,018         4,181,268
      HBOS PLC                                                         159,715           362,356
      Home Finance Co.*                                                243,750           130,336
      HSBC Holdings PLC                                                147,944         2,393,465
      HSBC Holdings PLC - ADR                                           66,383         5,365,738
      Imperial Tobacco Group PLC                                        17,772           570,492
      Intertek Group PLC                                                 3,226            48,355
      Investec PLC                                                      12,752            69,675
      ITV PLC                                                          212,910           159,889
      J Sainsbury PLC                                                   83,694           524,891
      Kazakhmys PLC                                                     87,361           917,452
      Kingfisher PLC                                                   128,140           305,478
      Land Securities Group PLC                                         12,245           276,559
      Legal & General Group PLC                                        753,979         1,360,722
      LogicaCMG PLC                                                    317,101           620,413
      Man Group PLC                                                     64,423           393,679
      Meggitt PLC                                                       25,088            84,418
      Millennium & Copthorne Hotels PLC                                  7,888            34,637
      Mondi PLC                                                         48,819           227,845
      National Grid PLC                                                  9,933           126,087
      Next PLC                                                          79,377         1,463,564
      Old Mutual PLC                                                    76,701           107,359
      Pearson PLC                                                        1,288            13,954
      Pearson PLC - ADR                                                 38,783           422,735
      Peter Hambro Mining PLC                                            3,699            33,437
      Reckitt Benckiser Group PLC                                       15,541           753,500
      Rexam PLC                                                         39,646           281,678
      Rio Tinto PLC                                                     31,649         1,986,259
      Rolls-Royce Group PLC*                                            39,696           240,357
      Royal Bank of Scotland Group PLC                                 330,051         1,064,711
      SABMiller PLC                                                     18,787           366,808
      Schroders PLC                                                      2,914            44,426
      Schroders PLC                                                      3,180            58,664
      Scottish & Southern Energy PLC                                     3,057            77,555
      Segro PLC                                                          6,434            48,510
      Smith & Nephew PLC                                                62,717           662,379
      Standard Chartered PLC                                             1,800            44,290
      Tate & Lyle PLC                                                  215,321         1,479,245
      Tesco PLC                                                      1,173,818         8,163,849
      Thomas Cook Group PLC                                            694,329         2,755,034
      Thomson Reuters PLC                                                5,148           115,032
      Tomkins PLC - ADR                                                 11,196           123,940
      TUI Travel PLC                                                    37,989           146,893
      United Utilities Group PLC                                        58,328           723,845
      Vedanta Resources PLC                                             28,103           589,046
      Vodafone Group PLC                                               778,171         1,718,528
      Vodafone Group PLC - ADR                                         197,124         4,356,440
      Whitbread PLC                                                      7,120           134,667
      WM Morrison Supermarkets PLC                                   1,051,431         4,889,554
      WPP Group PLC                                                     71,209           575,975
      Xstrata PLC                                                       33,077         1,030,826
                                                                                 ---------------
   TOTAL UNITED KINGDOM                                                               92,998,016
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   UNITED STATES -- 0.0%
      Dr Pepper Snapple Group, Inc.*                                     1,966   $        52,060
      Thomson Reuters Corp.                                              4,700           127,762
                                                                                 ---------------
   TOTAL UNITED STATES                                                                   179,822
                                                                                 ---------------
   VIETNAM -- 0.2%
      Dragon Capital - Vietnam Enterprise Investments, Ltd.*           458,445         1,370,751
                                                                                 ---------------
   TOTAL VIETNAM                                                                       1,370,751
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $879,095,077)                                                            681,649,929
                                                                                 ---------------
EXCHANGE-TRADED FUNDS -- 3.1%
      iShares DAX DE                                                     4,015           311,555
      Lyxor DJ Euro STOXX 50                                            22,870         1,301,053
      TOPIX ETF                                                         79,150           826,812
      Vanguard Emerging Markets Fund                                   594,976        20,621,868
                                                                                 ---------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $31,072,133)                                                              23,061,288
                                                                                 ---------------
PREFERRED STOCK -- 1.4%
   BRAZIL -- 1.1%
      AES Tiete SA, 10.01%                                               3,080            24,926
      Aracruz Celulose SA B, 1.49%                                       6,700            24,118
      Banco Bradesco SA, 0.04%                                          24,300           387,569
      Banco Itau Holding Financeira SA, 0.32%                           60,738         1,005,437
      Brasil Telecom Participacoes SA 4.33%                              8,500            81,744
      Brasil Telecom SA, 3.93%                                           4,100            32,750
      Braskem SA A, 4.61%                                                3,300            17,862
      Centrais Eletricas Brasileiras SA B, 1.60%                         7,100            89,473
      Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.64%          2,800            48,263
      Cia de Bebidas das Americas, 2.36%                                 6,000           324,673
      Cia Energetica de Minas Gerais, 2.58%                              8,161           159,969
      Cia Energetica de Sao Paulo, 0.14%                                 4,100            35,529
      Cia Paranaense de Energia B, 0.90%                                38,800           535,236
      Cia Vale do Rio Doce A, 0.38%                                    144,200         2,447,664
      Duratex SA, 1.27%                                                  4,000            46,350
      Gerdau SA, 1.83%                                                  36,200           400,447
      Gol Linhas Aereas Inteligentes SA, 2.99%                           1,000             6,438
      Investimentos Itau SA, 0.12%                                      41,800           204,947
      Lojas Americanas SA, 0.72%                                        17,100            73,688
      Marcopolo SA, 2.99%                                                7,900            20,343
      Metalurgica Gerdau SA, 2.38%                                       3,600            55,545
      NET Servicos de Comunicacao SA*                                    8,900            77,312
      Petroleo Brasileiro SA, 0.06%                                     30,000           544,853
      Randon Participacoes SA, 0.62%                                     5,000            27,327
      Sadia SA, 0.31%                                                   69,291           210,105
      Tam SA, 0.66%                                                      1,300            24,252
      Tele Norte Leste Participacoes SA, 0.54%                           6,900           118,934

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Telecomunicacoes de Sao Paulo SA, 3.24%                              900   $        20,810
      Telemar Norte Leste SA A, 1.61%                                    1,100            33,534
      Tim Participacoes SA, 2.49%                                       10,000            20,863
      Ultrapar Participacoes SA, 3.08%                                   2,400            61,813
      Usinas Siderurgicas de Minas Gerais SA A, 0.82%                   37,058           785,211
      Vivo Participacoes SA*                                            17,600            72,050
      Votorantim Celulose e Papel SA, 12.01%                             1,300            19,969
                                                                                 ---------------
   TOTAL BRAZIL                                                                        8,040,004
                                                                                 ---------------
   CHILE -- 0.0%
      Embotelladora Andina SA B, 2.51%                                  12,700            32,192
                                                                                 ---------------
   TOTAL CHILE                                                                            32,192
                                                                                 ---------------
   CROATIA -- 0.0%
      Adris Grupa DD, 0.62%                                              1,030            63,480
                                                                                 ---------------
   TOTAL CROATIA                                                                          63,480
                                                                                 ---------------
   GERMANY -- 0.2%
      Fresenius SE AG, 1.21%                                            21,110         1,536,306
                                                                                 ---------------
   TOTAL GERMANY                                                                       1,536,306
                                                                                 ---------------
   RUSSIA -- 0.1%
      Silvinit, 2.39%                                                      379           140,230
      Surgutneftegaz - ADR, 2.19%                                       10,000            26,500
      Transneft, 0.77%                                                      25            17,740
      URSA Bank (Sibacadembank OJSC) - Class S, 28.74%                 149,055            74,527
                                                                                 ---------------
   TOTAL RUSSIA                                                                          258,997
                                                                                 ---------------
   SOUTH AFRICA -- 0.0%
      Allied Electronics Corp., Ltd., 4.52%                             17,800            65,345
                                                                                 ---------------
   TOTAL SOUTH AFRICA                                                                     65,345
                                                                                 ---------------
   SOUTH KOREA -- 0.0%
      Samsung Electronics Co., Ltd., 1.55%                                 340           107,215
                                                                                 ---------------
   TOTAL SOUTH KOREA                                                                     107,215
                                                                                 ---------------
   THAILAND -- 0.0%
      Siam Commercial Bank PCL, 2.42%                                   16,600            34,808
                                                                                 ---------------
   TOTAL THAILAND                                                                         34,808
                                                                                 ---------------
   TOTAL PREFERRED STOCK
      (Cost $13,076,003)                                                              10,138,347
                                                                                 ---------------
RIGHTS -- 0.0%
   BRAZIL -- 0.0%
      Cosan SA Industria e Comercio*                                       848               165
      EDP - Energias do Brasil SA*                                     501,907             2,638
      Marfrig Frigorificos e Comercio de Alimentos SA*                   1,568                 8
      Totvs SA                                                               4                --
                                                                                 ---------------
   TOTAL BRAZIL                                                                            2,811
                                                                                 ---------------
   CHILE -- 0.0%
      CIA Sudamericana de Vapores SA*                                    2,876                --
                                                                                 ---------------
   TOTAL CHILE                                                                                --
                                                                                 ---------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   GREECE -- 0.0%
      Alapis Holding Industrial and Commercial SA of
         Pharmaceutical Chemical & Organic                              73,886   $       156,908
                                                                                 ---------------
   TOTAL GREECE                                                                          156,908
                                                                                 ---------------
   INDONESIA -- 0.0%
      United Tractors Tbk PT*                                           97,083            20,075
                                                                                 ---------------
   TOTAL INDONESIA                                                                        20,075
                                                                                 ---------------
   ISRAEL -- 0.0%
      Shanghai Industrial Holdings, Ltd.                                   140                --
                                                                                 ---------------
   TOTAL ISRAEL                                                                               --
                                                                                 ---------------
   MALAYSIA -- 0.0%
      JM Land Bhd                                                        4,390                --
      UEM World                                                         74,400                --
                                                                                 ---------------
   TOTAL MALAYSIA                                                                             --
                                                                                 ---------------
   MOROCCO -- 0.0%
      Douja Promotion Groupe Addoha SA                                   6,000           128,729
                                                                                 ---------------
   TOTAL MOROCCO                                                                         128,729
                                                                                 ---------------
   UNITED STATES -- 0.0%
      American Oriental Bioengineering, Inc.                             5,100            33,099
      Hindalco Industries, Ltd.                                         10,764                --
                                                                                 ---------------
   TOTAL UNITED STATES                                                                    33,099
                                                                                 ---------------
   TOTAL RIGHTS
      (Cost $364,926)                                                                    341,622
                                                                                 ---------------
CALL WARRANTS -- 0.7%
      Merrill Lynch Int'l. & Co. - CW12 ABB Ltd. India,
         Exp. 06/27/12                                                   2,560            43,667
      Merrill Lynch Int'l. & co. - CW10 HDFC Bank, Ltd.,
         Exp 08/30/10                                                   74,000            65,211
      Merrill Lynch Int'l. & Co. - CW12 Aban Offshore, Ltd.,
         Exp. 04/25/12                                                   1,000            44,548
      Merrill Lynch Int'l. & Co. - CW13 Divi's Labatories,
         Ltd., Exp. 05/22/13                                             1,240            35,242
      Merrill Lynch Int'l. & Co. - CW09 Amtek Auto, Ltd.,
         Exp. 06/08/09                                                   6,790            23,949
      Merrill Lynch Int'l. & Co. - CW09 Glenmark
         Pharmaceuticals, Ltd., Exp. 02/11/09                            3,800            39,549
      Merrill Lynch Int'l. & Co. - CW09 Larsen & Toubro,
         Ltd., Exp. 06/23/09                                             3,600           191,119
      Merrill Lynch Int'l. & Co. - CW09 NTPC, Ltd.,
         Exp. 10/19/09                                                  39,110           143,103
      Merrill Lynch Int'l. & Co. - CW09 Oil & Natural Gas
         Corp., Ltd., Exp. 03/09/09                                      7,590           167,083

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Merrill Lynch Int'l. & Co. - CW09 Ranbaxy
         Laboratories, Ltd., Exp. 01/28/09                               8,900   $        46,811
      Merrill Lynch Int'l. & Co. - CW09 Steel Authority of
         India, Ltd., Exp. 04/21/09                                      9,100            24,735
      Merrill Lynch Int'l. & Co. - CW09 Tata Consultancy
         Services, Ltd., Exp. 08/24/09                                   7,620           107,958
      Merrill Lynch Int'l. & Co. - CW10 Aditya Birla Nuvo,
         Ltd., Exp. 06/28/10                                             1,600            31,860
      Merrill Lynch Int'l. & Co. - CW10 Ambuja Cements,
         Ltd., Exp. 06/23/10                                            26,400            44,197
      Merrill Lynch Int'l. & Co. - CW10 Apollo Hospitals
         Enterprise, Ltd., Exp. 07/21/10                                 3,810            35,719
      Merrill Lynch Int'l. & Co. - CW10 Asian Paints, Ltd.,
         Exp. 08/17/10                                                   1,300            32,850
      Merrill Lynch Int'l. & Co. - CW10 Axis Bank, Ltd.,
         Exp. 04/21/10                                                   6,160            94,439
      Merrill Lynch Int'l. & Co. - CW10 Bharat Heavy
         Electricals, Ltd., Exp. 09/01/10                                3,394           114,958
      Merrill Lynch Int'l. & Co. - CW10 Bharat Petroleum
         Corp., Ltd., Exp. 09/02/10                                      5,100            39,108
      Merrill Lynch Int'l. & Co. - CW10 Container Corp. Of
         India, Exp. 02/16/10                                            2,800            49,358
      Merrill Lynch Int'l. & Co. - CW10 Crompton Greaves,
         Ltd., Exp. 07/27/10                                             5,500            27,125
      Merrill Lynch Int'l. & Co. - CW10 EIH, Ltd.,
         Exp. 02/18/10                                                  15,600            43,234
      Merrill Lynch Int'l. & Co. - CW10 HCL Technologies,
         Ltd., Exp. 09/01/10                                             8,500            35,181
      Merrill Lynch Int'l. & Co. - CW10 HDFC Bank, Ltd.  -
         ADR, Exp. 12/30/10                                              1,700            44,497
      Merrill Lynch Int'l. & Co. - CW10 Hindustan Unilever,
         Ltd., Exp. 12/30/10                                            38,000           204,034
      Merrill Lynch Int'l. & Co. - CW10 Hindustan Zinc,
         Ltd., Exp. 03/10/10                                             4,000            36,633
      Merrill Lynch Int'l. & Co. - CW10 Infrastructure
         Development Finance Co., Ltd., Exp. 08/12/10                   25,900            39,611
      Merrill Lynch Int'l. & Co. - CW10 Jaiprakash
         Associates, Ltd., Exp. 07/01/10                                21,400            50,630

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Merrill Lynch Int'l. & Co. - CW10 Nestle India, Ltd.,
         Exp. 09/30/10                                                   1,500   $        53,993
      Merrill Lynch Int'l. & Co. - CW10 Sesa GOA, Ltd.,
         Exp. 01/21/10                                                  14,000            35,715
      Merrill Lynch Int'l. & Co. - CW10 Sun Pharmaceutical
         Industries, Ltd., Exp. 02/17/10                                 2,400            75,778
      Merrill Lynch Int'l. & Co. - CW10 Suzlon Energy, Ltd.,
         Exp. 09/16/10                                                  10,500            33,994
      Merrill Lynch Int'l. & Co. - CW10 Tata Power Co., Ltd.,
         Exp. 09/30/10                                                   6,600           127,441
      Merrill Lynch Int'l. & Co. - CW10 Unitech, Ltd.,
         Exp. 07/12/10                                                  10,200            25,359
      Merrill Lynch Int'l. & Co. - CW11 Adani Enterprises,
         Ltd., Exp. 09/06/11                                             2,200            21,932
      Merrill Lynch Int'l. & Co. - CW11 BF Utilities, Ltd.,
         Exp. 06/01/11                                                   1,316            35,687
      Merrill Lynch Int'l. & Co. - CW11 Bharat Forge, Ltd.,
         Exp. 05/23/11                                                   6,800            26,712
      Merrill Lynch Int'l. & Co. - CW11 Bharti Airtel, Ltd.,
         Exp. 03/17/11                                                  28,600           477,793
      Merrill Lynch Int'l. & Co. - CW11 Cairn India, Ltd.,
         Exp. 12/27/11                                                  12,470            56,325
      Merrill Lynch Int'l. & Co. - CW11 Cipla, Ltd./India,
         Exp. 08/16/11                                                  17,100            83,225
      Merrill Lynch Int'l. & Co. - CW11 Dabur India, Ltd.,
         Exp. 06/15/11                                                  18,300            35,486
      Merrill Lynch Int'l. & Co. - CW11 Dr. Reddy's
         Laboratories, Ltd., Exp. 01/03/11                               4,500            48,846
      Merrill Lynch Int'l. & Co. - CW11 GlaxoSmithKline
         Pharmaceuticals, Ltd., Exp. 01/31/11                            2,300            58,986
      Merrill Lynch Int'l. & Co. - CW11 Grasim Industries,
         Ltd., Exp. 05/02/11                                             1,400            50,296
      Merrill Lynch Int'l. & Co. - CW11 Hero Honda Motors,
         Ltd., Exp. 05/02/11                                             3,600            66,843
      Merrill Lynch Int'l. & Co. - CW11 Housing Development
         Finance Corp., Exp. 01/18/11                                    8,160           372,385
      Merrill Lynch Int'l. & Co. - CW11 Indian Oil Corp.,
         Ltd., Exp. 08/25/11                                             4,600            39,812

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Merrill Lynch Int'l. & Co. - CW11 Mahindra & Mahindra,
         Ltd., Exp. 05/03/11                                             5,900   $        63,986
      Merrill Lynch Int'l. & Co. - CW11 Maruti Suzuki India,
         Ltd., Exp. 06/13/11                                             3,700            54,358
      Merrill Lynch Int'l. & Co. - CW11 Reliance Capital,
         Ltd., Exp. 09/20/11                                             3,100            75,458
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Communications, Ltd., Exp. 01/25/11                            31,130           221,018
      Merrill Lynch Int'l. & Co. - CW11 Reliance Natural
         Resources, Ltd., Exp. 01/25/11                                 42,400            66,289
      Merrill Lynch Int'l. & Co. - CW11 Reliance Petroleum,
         Ltd., Exp. 05/18/11                                            23,100            70,559
      Merrill Lynch Int'l. & Co. - CW11 Siemens India, Ltd.,
         Exp. 12/13/11                                                   3,800            32,281
      Merrill Lynch Int'l. & Co. - CW11 Sterlite Industries
         India, Ltd., Exp. 03/24/11                                      6,300            57,495
      Merrill Lynch Int'l. & Co. - CW11 Tata Chemicals,
         Ltd., Exp. 06/27/11                                             7,250            34,915
      Merrill Lynch Int'l. & Co. - CW11 Tata Steel, Ltd.,
         Exp. 10/18/11                                                  10,950            99,559
      Merrill Lynch Int'l. & Co. - CW11 United Spirits,
         Ltd., Exp. 10/05/11                                             2,200            59,268
      Merrill Lynch Int'l. & Co. - CW11 Zee Entertainment
         Enterprises, Ltd., Exp. 05/09/11                                8,100            33,879
      Merrill Lynch Int'l. & Co. - CW12 Bosch, Ltd., Exp.
         10/04/12                                                          500            42,921
      Merrill Lynch Int'l. & Co. - CW12 Colgate Palmolive
         India, Ltd., Exp. 10/25/12                                      5,200            45,971
      Merrill Lynch Int'l. & Co. - CW12 DLF, Ltd.,
         Exp. 06/21/12                                                   4,300            32,277
      Merrill Lynch Int'l. & Co. - CW12 Essar Oil, Ltd.,
         Exp. 07/20/12                                                  21,430            74,491
      Merrill Lynch Int'l. & Co. - CW12 Idea Cellular, Ltd.,
         Exp. 03/05/12                                                  57,200            91,498
      Merrill Lynch Int'l. & Co. - CW12 JSW Steel, Ltd.,
         Exp. 06/21/12                                                   2,000            20,871
      Merrill Lynch Int'l. & Co. - CW12 Kotak Mahindra Bank,
         Ltd., Exp. 04/20/12                                             4,200            49,541

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Merrill Lynch Int'l. & Co. - CW12 Mundra Port and
         Special Economic Zone, Ltd., Exp. 11/23/12                      4,200   $        38,589
      Merrill Lynch Int'l. & Co. - CW12 Power Grid Corp of
         India, Ltd., Exp. 09/27/12                                     24,600            44,927
      Merrill Lynch Int'l. & Co. - CW12 Punj Lloyd, Ltd.,
         Exp. 06/25/12                                                   4,400            27,463
      Merrill Lynch Int'l. & Co. - CW13 Jindal Steel &
         Power, Ltd., Exp. 01/30/13                                      1,800            49,478
      Merrill Lynch Int'l. & Co. - CW13 Piramal Healthcare,
         Ltd., Exp. 02/05/13                                             6,060            42,657
      Merrill Lynch Int'l. & Co. - CW11 ACC, Ltd.,
         Exp. 07/12/11                                                   2,900            37,960
                                                                                 ---------------
   TOTAL CALL WARRANTS
      (Cost $6,748,604)                                                                5,050,726
                                                                                 ---------------
CERTIFICATES -- 0.0%
   GERMANY -- 0.0%
      Deutsche Bank AG/London - Unified Energy Systems                       8                --
      Deutsche Bank AG/London - Unified Energy Systems
         - OGK4                                                              6            27,092
      Deutsche Bank AG/London - Unified Energy Systems
         - TGK11                                                             8             2,524
                                                                                 ---------------
   TOTAL GERMANY                                                                          29,616
                                                                                 ---------------
   TOTAL CERTIFICATES
      (Cost $67,395)                                                                      29,616
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.2%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                          545,894           545,894
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                          545,892           545,892
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,091,786)                                                                1,091,786
                                                                                 ---------------
TOTAL INVESTMENTS -- 98.2%
   (Cost $931,515,924)+                                                          $   721,363,314
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%                                         13,176,900
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $   734,540,214
                                                                                 ===============

----------------
*    Non-income producing security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

+ The cost for Federal income tax purposes is $942,306,858. At September 30, 2008 net unrealized depreciation was $220,943,544. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,401,382 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $227,344,926.

ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company


    At September 30, 2008, the Multi-Manager International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:


                                                                                                           NET UNREALIZED
                                                                   CONTRACT            VALUE AT             APPRECIATION
 SETTLEMENT DATE                    CURRENCY BOUGHT                 AMOUNT        SEPTEMBER 30, 2008       (DEPRECIATION)
-------------------------- ----------------------------------------------------------------------------------------------
December 2008              9,125,545 Czechoslovakia Koruna       $   526,138         $   524,940             $ (1,198)
December 2008              1,280,102 Euro                          1,895,499           1,807,770              (87,729)
December 2008              666,075 Euro                              979,703             940,685              (39,018)
November 2008              337,141,035 Japanese Yen                3,137,801           3,187,962               50,161
November 2008              506,619,616 Japanese Yen                4,690,922           4,763,477               72,555
December 2008              58,310,851 Japanese Yen                   560,221             554,823               (5,398)
December 2008              783,265,044 Japanese Yen                7,475,544           7,461,197              (14,347)
December 2008              1,882,569 Polish Zloty                    761,896             779,942               18,046
                                                                                                             --------
                                                                                                             $ (6,928)
                                                                                                             ========


                                                                                                           NET UNREALIZED
                                                                  CONTRACT             VALUE AT             APPRECIATION
 SETTLEMENT DATE                    CURRENCY SOLD                  AMOUNT         SEPTEMBER 30, 2008       (DEPRECIATION)
-------------------------- ----------------------------------------------------------------------------------------------
December 2008              344,753 Canadian Dollar               $   324,840         $   324,840             $     --
October 2008               9,017,964 Czechoslovakia Koruna           543,841             518,275               25,566
December 2008              64,239,946 Czechoslovakia Koruna        3,664,022           3,695,349              (31,327)
December 2008              2,263,521 Euro                          3,299,489           3,196,560              102,929
December 2008              10,942,482 Euro                        15,648,775          15,453,863              194,912
November 2008              442,540,786 Japanese Yen                4,111,747           4,187,598              (75,851)
November 2008              2,519,711 Polish Zloty                  1,104,605           1,044,496               60,109
December 2008              11,454,392 Polish Zloty                 4,666,539           4,745,515              (78,976)
                                                                                                             --------
                                                                                                             $197,362
                                                                                                             ========


    At September 30, 2008, the Multi-Manager International Fund had open financial futures contracts as follows:


                                                                                                             UNREALIZED
                                    EXPIRATION                  CONTRACT               VALUE AT             APPRECIATION
 CONTRACTS TO BUY                      DATE                      AMOUNT           SEPTEMBER 30, 2008       (DEPRECIATION)
-------------------------- ----------------------------------------------------------------------------------------------
5 TOPIX Index Futures      December 2008                         $   534,399         $   510,554             $(23,845)
25 EURO STOXX              December 2008                           1,075,671           1,077,668                1,998
1 SFE/SFE SPI              December 2008                              92,887              92,558                 (328)
5 FTSE 100 IDX             December 2008                             441,007             449,794                8,787
                                                                                                             --------
                                                                                                             $(13,388)
                                                                                                             ========


    The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. Upon entering into futures contracts, a Fund is required to deposit with the broker an amount of cash or cash eqivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $357,745,337                  $ (13,388)
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             363,617,977                    190,434
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                          --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $721,363,314                   $177,046
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 4.6%
   DEPARTMENT STORES -- 0.1%
      Lifestyle International Holdings, Ltd.                           700,000   $       795,086
                                                                                 ---------------
   HOTELS, RESORTS & CRUISE LINES -- 0.5%
      Shangri-La Asia, Ltd.                                            520,000           744,982
      Sol Melia, SA                                                    120,000         1,048,668
      Starwood Hotels & Resorts Worldwide, Inc.                         70,500         1,983,870
                                                                                 ---------------
                                                                                       3,777,520
                                                                                 ---------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
      CapitaLand, Ltd.                                                 484,000         1,055,014
      Cheung Kong, Ltd.                                                191,800         2,172,813
      China Overseas Land & Investment, Ltd.                           750,000           909,032
      City Developments, Ltd.                                          125,000           781,638
      Daiwa House Industry Co., Ltd.                                    95,000           908,254
      Hang Lung Group, Ltd.                                            113,300           358,894
      Hang Lung Properties, Ltd.                                       561,500         1,321,790
      Kerry Properties Ltd.                                            264,800           858,233
      Mitsubishi Estate Co. Ltd.                                       220,400         4,343,014
      Mitsui Fudosan Co., Ltd.                                         169,500         3,275,071
      Shui On Land, Ltd.                                                46,900            19,581
      Sino Land Co., Ltd.                                              325,100           364,110
      Sumitomo Realty & Development Co., Ltd.                           38,500           838,481
      Sun Hung Kai Properties, Ltd.                                    130,900         1,348,895
      Wharf Holdings, Ltd.                                             118,800           339,403
      Wing Tai Holdings, Ltd.                                          565,000           375,784
                                                                                 ---------------
                                                                                      19,270,007
                                                                                 ---------------
   REAL ESTATE OPERATING COMPANIES -- 1.4%
      Aeon Mall Co., Ltd.                                               42,000         1,251,782
      BR Malls Participacoes SA*                                        28,300           175,490
      Brookfield Properties Corp.                                      156,100         2,472,624
      Castellum AB                                                     137,600         1,209,751
      Central Pattana PCL                                            1,000,000           492,303
      Citycon Oyj                                                      245,666           804,611
      Deutsche Euroshop AG                                               9,719           316,581
      Hongkong Land Holdings, Ltd.                                     352,700         1,043,992
      Hufvudstaden AB - Class A                                         37,070           287,941
      Hysan Development Co., Ltd.                                      428,455         1,115,305
      NTT Urban Development Corp.                                          129           156,864
      ProLogis European Properties                                      16,219           144,449
      PSP Swiss Property AG*                                             9,000           523,852
      Safestore Holdings PLC                                           141,500           327,704
                                                                                 ---------------
                                                                                      10,323,249
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $48,577,542)                                                              34,165,862
                                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 24.9%
   DIVERSIFIED REITS -- 2.4%
      British Land Co. PLC                                              75,682         1,020,845
      Canadian Real Estate Investment Trust                              4,900           130,482
      Dexus Property Group                                             319,589           375,932
      General Property Trust                                           154,291           225,536
      ICADE                                                              7,000           567,104
      Kenedix Realty Investment Corp.                                       43           160,047
      Liberty Property Trust                                           116,300         4,378,695
      Mirvac Group                                                      89,174           181,766
      PS Business Parks, Inc.                                           21,900         1,261,440

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Stockland Corp., Ltd.                                            216,839   $       973,454
      Vornado Realty Trust                                              90,800         8,258,260
      Wereldhave NV                                                      1,106           107,949
                                                                                 ---------------
                                                                                      17,641,510
                                                                                 ---------------
   INDUSTRIAL REITS -- 2.1%
      AMB Property Corp.                                                72,200         3,270,660
      Ascendas Real Estate Investment Trust                            210,000           277,416
      Brixton PLC                                                       16,011            60,292
      DCT Industrial Trust, Inc.                                       257,900         1,931,671
      DuPont Fabros Technology, Inc.                                    72,400         1,104,100
      First Potomac Realty Trust                                        72,800         1,251,432
      Goodman Group                                                     44,025            88,839
      ING Industrial Fund                                               52,708            66,783
      Japan Logistics Fund, Inc.                                            15            90,424
      ProLogis                                                         148,300         6,120,341
      Segro PLC                                                        165,420         1,247,194
                                                                                 ---------------
                                                                                      15,509,152
                                                                                 ---------------
   OFFICE REITS -- 3.5%
      Alexandria Real Estate Equities, Inc.                              6,900           776,250
      BioMed Realty Trust, Inc.                                         75,400         1,994,330
      Boston Properties, Inc.                                          104,900         9,824,934
      Brandywine Realty Trust                                           69,000         1,106,070
      Cofinimmo                                                          1,868           326,043
      Commonwealth Property Office Fund                                143,546           169,137
      Corporate Office Properties Trust                                 53,500         2,158,725
      Derwent London PLC                                                46,618           877,385
      Digital Realty Trust, Inc.                                        37,000         1,748,250
      Douglas Emmett, Inc.                                              14,900           343,743
      Great Portland Estates PLC                                        32,000           193,508
      Highwoods Properties, Inc.                                         9,900           352,044
      HRPT Properties Trust                                            145,000           999,050
      Japan Real Estate Investment Corp.                                   116           936,046
      Kilroy Realty Corp.                                               58,100         2,776,599
      Nippon Building Fund, Inc.                                            95           918,381
      SL Green Realty Corp.                                              3,700           239,760
      Societe Immobiliere de Location Pour l'Industrie et
         le Commerce                                                     1,633           201,942
                                                                                 ---------------
                                                                                      25,942,197
                                                                                 ---------------
   RESIDENTIAL REITS -- 3.5%
      Apartment Investment & Management Co. - Class A                   74,643         2,613,998
      AvalonBay Communities, Inc.                                       63,000         6,200,460
      BRE Properties, Inc.                                              12,700           622,300
      Camden Property Trust                                             70,600         3,237,716
      Equity Residential                                               199,700         8,868,677
      Essex Property Trust, Inc.                                        13,500         1,597,455
      Home Properties, Inc.                                              9,100           527,345
      Nippon Accommodations Fund, Inc.                                      12            57,966
      Post Properties, Inc.                                             31,800           889,446
      UDR, Inc.                                                         44,600         1,166,290
                                                                                 ---------------
                                                                                      25,781,653
                                                                                 ---------------
   RETAIL REITS -- 9.0%
      Acadia Realty Trust                                                6,200           156,736
      Calloway Real Estate Investment Trust                             11,100           194,622

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                   PRICIPAL
                                                                    AMOUNT/           MARKET
                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      CapitaMall Trust                                                 236,654   $       377,394
      CFS Retail Property Trust                                        269,985           489,867
      Corio NV                                                          14,922         1,060,173
      Developers Diversified Realty Corp.                              111,700         3,539,773
      Equity One, Inc.                                                  21,300           436,437
      Eurocommercial Properties NV                                      23,150         1,007,916
      Federal Realty Investment Trust                                   83,500         7,147,600
      General Growth Properties, Inc.                                  119,500         1,804,450
      Hammerson PLC                                                     44,579           785,919
      Immobiliare Grande Distribuzione                                 335,000           754,044
      Japan Retail Fund Investment Corp.                                    51           209,684
      Kimco Realty Corp.                                                89,000         3,287,660
      Kite Realty Group Trust                                           89,100           980,100
      Klepierre                                                         25,101           982,433
      Land Securities Group PLC                                         53,795         1,214,984
      Liberty International PLC                                         22,960           397,015
      Macquarie Countrywide Trust                                       74,480            58,807
      Macquarie Prime Reit                                             178,000           102,719
      Mercialys SA                                                      17,438           741,489
      Realty Income Corp.                                               33,600           860,160
      Regency Centers Corp.                                             82,200         5,481,918
      RioCan Real Estate Investment Trust                               35,400           672,242
      Simon Property Group, Inc.                                       161,800        15,694,600
      Tanger Factory Outlet Centers, Inc.                               15,000           656,850
      Taubman Centers, Inc.                                             50,100         2,505,000
      The Link Real Estate Investment Trust                            374,900           779,330
      The Macerich Co.                                                  89,900         5,722,135
      Union du Credit-Bail Immobilier                                   27,133         5,489,813
      Westfield Group                                                  267,605         3,665,642
                                                                                 ---------------
                                                                                      67,257,512
                                                                                 ---------------
   SPECIALIZED REITS -- 4.4%
      Ashford Hospitality Trust, Inc.                                  110,500           447,525
      Extra Space Storage, Inc.                                        125,000         1,920,000
      Health Care Property Investors, Inc.                              86,200         3,459,206
      Health Care REIT, Inc.                                            29,100         1,548,993
      Host Hotels & Resorts, Inc.                                      367,100         4,878,759
      LaSalle Hotel Properties                                           6,100           142,252
      Nationwide Health Properties, Inc.                               124,500         4,479,510
      Omega Healthcare Investors, Inc.                                 130,300         2,561,698
      Plum Creek Timber Co., Inc.                                       46,800         2,333,448
      Public Storage                                                    89,200         8,831,692
      Strategic Hotels & Resources, Inc.                                16,700           126,085
      Ventas, Inc.                                                      40,500         2,001,510
                                                                                 ---------------
                                                                                      32,730,678
                                                                                 ---------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
        (Cost $184,345,195)                                                          184,862,702
                                                                                 ---------------
PREFERRED STOCK -- 0.0%
      Maguire Properties, Inc., 7.625%
         (Cost $188,528)                                                14,500           139,200
                                                                                 ---------------

                                                                   PRICIPAL
                                                                    AMOUNT/           MARKET
                                                                    SHARES            VALUE
                                                               ---------------   ---------------
STRUCTURED NOTE -- 4.2%
      Barclays Bank PLC, 1YR Note Linked to Global
         Inflation-Linked Bond Index,                          $    20,000,000   $    19,616,000
      Deutsche Bank AG, London Branch, Structured Note
         Linked to the DBLiquidity Commodity Index,                  5,280,000         6,009,168
      Deutsche Bank AG, London Branch, Structured Note
         Linked to the DBLiquidity Commodity Index,                  5,270,000         5,351,158
                                                                                 ---------------
      TOTAL STRUCTURED NOTE
       (Cost $30,550,000)                                                             30,976,326
                                                                                 ---------------
EXCHANGE-TRADED FUNDS -- 13.3%
      iPATH Dow Jones-AIG Commodity Index Total Return Note*           295,275        15,218,473
      iShares Cohen & Steers Realty Majors Index Fund                   55,607         4,263,945
      iShares Lehman U.S. Treasury Inflation Protected
         Securities Index Fund                                         244,471        24,764,912
      PowerShares DB Commodity Index Tracking Fund*                  1,617,232        54,710,959
                                                                                 ---------------
      TOTAL EXCHANGE-TRADED FUNDS
       (Cost $99,127,231)                                                             98,958,289
                                                                                 ---------------
INVESTMENT COMPANIES -- 4.3%
      PIMCO Commodity RealReturn Strategy Fund -
         Institutional Shares
        (Cost $33,918,120)                                           2,330,344        31,855,803
                                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 44.2%
      U.S. Treasury Inflation Indexed Notes, 0.88%, 04/15/10   $     6,185,000         7,053,333
      U.S. Treasury Inflation Indexed Notes, 3.50%, 01/15/11        29,455,000        38,705,515
      U.S. Treasury Inflation Indexed Notes, 3.00%, 07/15/12        28,802,000        36,669,194
      U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/13        26,120,000        31,184,011
      U.S. Treasury Inflation Indexed Notes, 2.00%, 07/15/14        29,063,000        33,823,902
      U.S. Treasury Inflation Indexed Notes, 1.63%, 01/15/15        32,372,000        36,303,456
      U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/15        22,171,000        24,678,351
      U.S. Treasury Inflation Indexed Notes, 2.63%, 07/15/17        20,875,000        22,812,166

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                   PRICIPAL
                                                                    AMOUNT/           MARKET
                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      U.S. Treasury Inflation Indexed Notes, 2.38%, 01/15/25   $    16,471,000   $    18,619,670
      U.S. Treasury Inflation Indexed Notes, 2.00%, 01/15/26        23,013,000        23,282,502
      U.S. Treasury Inflation Indexed Notes, 3.63%, 04/15/28        18,103,000        28,319,432
      U.S. Treasury Inflation Indexed Notes, 3.88%, 04/15/29        16,563,000        26,497,821
                                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $310,748,189)                                                            327,949,353
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 4.3%
   CERTIFICATES OF DEPOSIT -- 0.5%
      Bank of America Corp., 2.85%, 01/15/09                         1,900,000         1,893,967
      Bank of Scotland PLC, NY, 2.90%, 11/14/08                      1,000,000           999,309
      US Bank, 2.96%, 03/09/09                                       1,000,000           995,146
                                                                                 ---------------
                                                                                       3,888,422
                                                                                 ---------------
   COMMERCIAL PAPER -- 1.9%
      Alliance Finance Corp., 2.45%, 11/07/08                        1,900,000         1,895,216
      American Honda Finance Corp., 2.20%, 12/10/08                  1,500,000         1,488,498
      HSBC USA, Inc., 2.70%, 11/13/08                                1,600,000         1,594,886
      JPMorgan Chase & Co., 2.60%, 11/26/08                          1,346,000         1,336,676
      Lloyds Bank, 2.35%, 10/06/08                                   1,900,000         1,899,380
      Nationwide Life Insurance Co., 2.43%, 10/08/08                 1,900,000         1,899,102
      Rabobank USA Finance, 2.55%, 11/25/08                          1,900,000         1,888,744
      Toyota Motor Credit Corp., 2.54%, 12/15/08                     1,900,000         1,888,300
                                                                                 ---------------
                                                                                      13,890,802
                                                                                 ---------------
   MONEY MARKET FUNDS -- 1.6%
      BlackRock Liquidity Funds TempCash Portfolio --
         Institutional Series                                        5,885,600         5,885,600
      BlackRock Liquidity Funds TempFund Portfolio --
         Institutional Series                                        5,885,598         5,885,598
                                                                                 ---------------
                                                                                      11,771,198
                                                                                 ---------------
   U.S. AGENCY OBLIGATIONS -- 0.3%
      Federal  National Mortgage  Association, 3.88%,
         11/17/08                                                    2,000,000         2,001,368
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $31,576,419)                                                              31,551,790
                                                                                 ---------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $739,031,224)+                                                          $   740,459,325
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                          1,852,803
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $   742,312,128
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $745,019,000. At September 30, 2008 net unrealized depreciation was $4,559,675. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $27,773,243, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $32,332,918.

PLC - Public Limited Company


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $306,021,950                      $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             434,437,375                        --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                        --
---------------------------------------------------------------------------------------------------
TOTAL                                                    $740,459,325                      $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Aggressive Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
AFFILIATED INVESTMENT COMPANIES++ -- 99.1%
      Wilmington Multi-Manager International Fund                    3,244,749   $    21,480,236
      Wilmington Multi-Manager Large-Cap Fund                        1,937,935        21,220,388
      Wilmington Multi-Manager Real Asset Fund                         792,808        12,518,431
      Wilmington Multi-Manager Small-Cap Fund                          764,365         6,779,920
                                                                                 ---------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $70,290,487)                                                              61,998,975
                                                                                 ---------------
TOTAL INVESTMENTS -- 99.1%
      (Cost $70,290,487)+                                                        $    61,998,975
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                                            577,829
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    62,576,804
                                                                                 ===============

----------------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $72,560,101. At September 30, 2008 net unrealized depreciation was $10,561,126. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $430,226. and aggregate gross unrealized depreciation for all securities fo which there was an excess of tax cost over market value of $10,991,352.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $61,998,975                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $61,998,975                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Moderate Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES           VALUE
                                                               ---------------   ---------------
AFFILIATED INVESTMENT COMPANIES++ -- 100.3%
      Wilmington Multi-Manager International Fund                      991,680   $     6,564,921
      Wilmington Multi-Manager Large-Cap Fund                          710,432         7,779,233
      Wilmington Multi-Manager Real Asset Fund                         324,232         5,119,628
      Wilmington Multi-Manager Small-Cap Fund                          266,972         2,368,044
      Wilmington Short/Intermediate-Term Bond Fund                   1,214,929        12,027,796
                                                                                 ---------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $35,741,510)                                                              33,859,622
                                                                                 ---------------
TOTAL INVESTMENTS -- 100.3%
   (Cost $35,741,510)+                                                           $    33,859,622
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%                                          (84,690)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    33,774,932
                                                                                 ===============

----------------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $36,290,459. At September 30, 2008 net unrealized depreciation was $2,430,837. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $405,664 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,836,501.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $33,859,622                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $33,859,622                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Conservative Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES             VALUE
                                                               ---------------   ---------------
AFFILIATED INVESTMENT COMPANIES++ -- 100.1%
      Wilmington Multi-Manager International Fund                      218,896   $     1,449,090
      Wilmington Multi-Manager Large-Cap Fund                          133,289         1,459,514
      Wilmington Multi-Manager Real Asset Fund                         109,124         1,723,075
      Wilmington Multi-Manager Small-Cap Fund                           51,141           453,621
      Wilmington Prime Money Market Fund                                16,346            16,346
      Wilmington Short/Intermediate-Term Bond Fund                     634,342         6,279,981
                                                                                 ---------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $12,201,449)                                                              11,381,627
                                                                                 ---------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $12,201,449)+                                                           $    11,381,627
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                          (12,176)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    11,369,451
                                                                                 ===============

----------------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $12,339,516. At September 30, 2008 net unrealized depreciation was $957,889. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $957,889.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $11,381,627                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $11,381,627                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ETF ALLOCATION FUND / ETF Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
EXCHANGE-TRADED FUNDS -- 100.8%
      iShares Cohen & Steers Realty Majors Index Fund                   52,828   $     4,050,851
      iShares MSCI EAFE Growth Index Fund                               22,293         1,262,007
      iShares MSCI EAFE Index Fund                                      22,536         1,268,777
      iShares Russell 1000 Growth Index Fund                           289,580        14,059,109
      iShares Russell 2000 Growth Index Fund                            53,461         3,780,762
      Vanguard Emerging Markets Fund                                    35,879         1,243,566
                                                                                 ---------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $29,047,267)                                                              25,665,072
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.4%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                           49,089            49,089
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                           49,088            49,088
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $98,177)                                                                      98,177
                                                                                 ---------------
TOTAL INVESTMENTS -- 101.2%
   (Cost $29,145,444)+                                                           $    25,763,249
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%                                         (301,134)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    25,462,115
                                                                                 ===============

----------------
+ The cost for Federal income tax purposes is $29,635,635. At September 30, 2008 net unrealized depreciation was $3,872,386 This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $53,621 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,926,007.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $25,763,249                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $25,763,249                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 10.2%
      AUTO COMPONENTS -- 0.2%
      Autoliv, Inc.                                                        190   $         6,412
      BorgWarner, Inc.                                                      50             1,639
      Gentex Corp.                                                          70             1,001
      Johnson Controls, Inc.                                               520            15,772
      The Goodyear Tire & Rubber Co.*                                       40               612
      TRW Automotive Holdings Corp.*                                        60               955
                                                                                 ---------------
                                                                                          26,391
                                                                                 ---------------
      AUTOMOBILES -- 1.0%
      Ford Motor Co.*                                                   15,582            81,026
      General Motors Corp.                                               2,170            20,507
      Harley-Davidson, Inc.                                                360            13,428
      Thor Industries, Inc.                                                 90             2,234
                                                                                 ---------------
                                                                                         117,195
                                                                                 ---------------
      DISTRIBUTORS -- 0.1%
      Genuine Parts Co.                                                    210             8,444
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 0.2%
      Apollo Group, Inc. - Class A*                                        140             8,302
      Career Education Corp.*                                              440             7,194
      H&R Block, Inc.                                                      200             4,550
      Service Corp. International                                          410             3,428
      Weight Watchers International, Inc.                                  100             3,660
                                                                                 ---------------
                                                                                          27,134
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 1.4%
      Boyd Gaming Corp.                                                     20               187
      Brinker International, Inc.                                           10               179
      Carnival Corp.                                                       940            33,229
      Choice Hotels International, Inc.                                     20               542
      Darden Restaurants, Inc.                                             140             4,008
      International Game Technology                                        410             7,044
      International Speedway Corp. - Class A                                40             1,556
      Interval Leisure Group, Inc.*                                         78               811
      Las Vegas Sands Corp.*                                                10               361
      Marriott International, Inc. - Class A                               420            10,958
      McDonald's Corp.                                                     830            51,211
      Panera Bread Co.*                                                     80             4,072
      Royal Caribbean Cruises, Ltd.                                        210             4,358
      Scientific Games Corp.*                                               20               460
      Starbucks Corp.*                                                     370             5,502
      Starwood Hotels & Resorts Worldwide, Inc.                            230             6,472
      Wyndham Worldwide Corp.                                              510             8,012
      Wynn Resorts, Ltd.                                                    40             3,266
      Yum! Brands, Inc.                                                    370            12,066
                                                                                 ---------------
                                                                                         154,294
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 1.0%
      Black & Decker Corp.                                                 170            10,327
      Centex Corp.                                                         190             3,078
      D.R. Horton, Inc.                                                    640             8,333
      Fortune Brands, Inc.                                                 200            11,472
      Garmin, Ltd.*                                                        200             6,788
      Harman International Industries, Inc.                                 80             2,726
      Jarden Corp.*                                                         20               469

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      KB Home Co.                                                          250   $         4,920
      Leggett & Platt, Inc.                                                280             6,101
      Lennar Corp. - Class A                                               430             6,532
      M.D.C. Holdings, Inc.                                                 30             1,098
      Mohawk Industries, Inc.*                                             120             8,087
      Newell Rubbermaid, Inc.                                              740            12,772
      Pulte Homes, Inc.                                                    270             3,772
      Ryland Group, Inc.                                                   150             3,978
      Snap-On, Inc.                                                         30             1,580
      The Stanley Works                                                    150             6,261
      Toll Brothers, Inc.*                                                 110             2,775
      Whirlpool Corp.                                                       80             6,343
                                                                                 ---------------
                                                                                         107,412
                                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.1%
      Amazon.com, Inc.*                                                     60             4,366
      Expedia, Inc.*                                                       274             4,140
      HSN, Inc.*                                                            78               859
      Liberty Media Corp.- Interactive - Class A*                          450             5,809
      Ticketmaster*                                                         78               837
                                                                                 ---------------
                                                                                          16,011
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.3%
      Brunswick Corp.                                                      440             5,628
      Eastman Kodak Co.                                                    490             7,536
      Hasbro, Inc.                                                         230             7,986
      Mattel, Inc.                                                         640            11,545
                                                                                 ---------------
                                                                                          32,695
                                                                                 ---------------
      MEDIA -- 2.9%
      Cablevision Systems New York Group - Class A                         710            17,864
      CBS Corp. - Class B                                                1,690            24,640
      Citadel Broadcasting Corp.*                                            1                 1
      Comcast Corp. - Class A                                            1,005            19,728
      DISH Network Corp.*                                                  380             7,980
      DreamWorks Animation SKG, Inc. - Class A*                             30               943
      E.W. Scripps Co. - Class A                                         1,150             8,130
      Gannett Co., Inc.                                                    950            16,064
      Harte-Hanks, Inc.                                                    110             1,141
      John Wiley & Sons, Inc. - Class A                                     60             2,427
      Lamar Advertising Co. - Class A*                                     180             5,560
      Liberty Global, Inc. - Class A*                                       50             1,515
      Liberty Media Corp. - Capital Class A*                               110             1,472
      Liberty Media Corp. - Entertainment Class A*                         250             6,242
      Meredith Corp.                                                       100             2,804
      News Corp. - Class A                                               2,140            25,659
      Omnicom Group, Inc.                                                  200             7,712
      Regal Entertainment Group - Class A                                1,060            16,727
      Scripps Networks Interactive, Inc.                                    40             1,452
      The DIRECTV Group, Inc.*                                             240             6,281
      The Interpublic Group of Cos., Inc.*                                 120               930
      The McGraw-Hill Cos., Inc.                                           450            14,224
      The New York Times Co. - Class A                                     320             4,573
      The Walt Disney Co.                                                1,690            51,866

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      The Washington Post Co. - Class B                                     10   $         5,568
      Time Warner Cable, Inc. - Class A*                                   290             7,018
      Time Warner, Inc.                                                  3,460            45,361
      Viacom, Inc. - Class B*                                            1,040            25,834
      Virgin Media, Inc.                                                   330             2,607
      Warner Music Group Corp.                                              20               152
                                                                                 ---------------
                                                                                         332,475
                                                                                 ---------------
      MULTILINE RETAIL -- 0.7%
      Big Lots, Inc.*                                                       20               557
      Dillard's, Inc. - Class A                                             30               354
      Dollar Tree Stores, Inc.*                                             20               727
      Family Dollar Stores, Inc.                                           270             6,399
      J.C. Penney Co., Inc.                                                260             8,668
      Kohl's Corp.*                                                        210             9,677
      Macy's, Inc.                                                         390             7,012
      Nordstrom, Inc.                                                      160             4,611
      Saks, Inc.*                                                          630             5,828
      Sears Holdings Corp.*                                                220            20,570
      Target Corp.                                                         390            19,129
                                                                                 ---------------
                                                                                          83,532
                                                                                 ---------------
      SPECIALTY RETAIL -- 1.8%
      Abercrombie & Fitch Co. - Class A                                     80             3,156
      Advance Auto Parts, Inc.                                              50             1,983
      American Eagle Outfitters, Inc.                                      250             3,812
      AnnTaylor Stores Corp.*                                              190             3,922
      AutoNation, Inc.*                                                    120             1,349
      AutoZone, Inc.*                                                       60             7,400
      Barnes & Noble, Inc.                                                  10               261
      Bed Bath & Beyond, Inc.*                                             210             6,596
      Best Buy Co., Inc.                                                   320            12,000
      Carmax, Inc.*                                                         40               560
      Chico's FAS, Inc.*                                                    50               274
      Coldwater Creek, Inc.*                                                60               347
      Dick's Sporting Goods, Inc.*                                          20               392
      Foot Locker, Inc.                                                     70             1,131
      GameStop Corp. - Class A*                                             20               684
      Limited Brands, Inc.                                                 700            12,124
      Lowe's Cos., Inc.                                                    970            22,979
      O'Reilly Automotive, Inc.*                                            10               268
      Office Depot, Inc.*                                                  430             2,503
      OfficeMax, Inc.                                                       30               267
      Penske Auto Group, Inc.                                               20               229
      PetSmart, Inc.                                                        10               247
      RadioShack Corp.                                                     370             6,394
      Ross Stores, Inc.                                                     50             1,840
      Staples, Inc.                                                        530            11,925
      The Gap, Inc.                                                        710            12,624
      The Home Depot, Inc.                                               2,430            62,913
      The Sherwin-Williams Co.                                             230            13,147
      The TJX Cos., Inc.                                                   130             3,968
      Tiffany & Co.                                                         20               710
      Tractor Supply Co.*                                                   10               420
      Urban Outfitters, Inc.*                                               20               637
      Williams-Sonoma, Inc.                                                 20               324
                                                                                 ---------------
                                                                                         197,386
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
      Coach, Inc.*                                                         230             5,759
      Jones Apparel Group, Inc.                                            480             8,885
      Liz Claiborne, Inc.                                                  180             2,957

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      NIKE, Inc. - Class B                                                 290   $        19,401
      Polo Ralph Lauren Corp.                                               80             5,331
      V.F. Corp.                                                           100             7,731
                                                                                 ---------------
                                                                                          50,064
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                        1,153,033
                                                                                 ---------------
   CONSUMER STAPLES -- 10.3%
      BEVERAGES -- 1.9%
      Brown-Forman Corp. - Class B                                          60             4,309
      Coca-Cola Enterprises, Inc.                                          610            10,230
      Constellation Brands, Inc. Class A*                                  210             4,507
      Hansen Natural Corp.*                                                 10               302
      Molson Coors Brewing Co. - Class B                                    30             1,402
      Pepsi Bottling Group, Inc.                                           240             7,001
      PepsiAmericas, Inc.                                                  170             3,522
      PepsiCo, Inc.                                                      1,180            84,099
      The Coca-Cola Co.                                                  1,990           105,231
                                                                                 ---------------
                                                                                         220,603
                                                                                 ---------------
      FOOD & STAPLES RETAILING -- 1.6%
      BJ's Wholesale Club, Inc.*                                            20               777
      Costco Wholesale Corp.                                               130             8,441
      CVS Caremark Corp.                                                   230             7,742
      Rite Aid Corp.*                                                      660               554
      Safeway, Inc.                                                        280             6,642
      SUPERVALU, Inc.                                                      160             3,472
      SYSCO Corp.                                                          480            14,798
      The Kroger Co.                                                        20               550
      Wal-Mart Stores, Inc.                                              1,880           112,593
      Walgreen Co.                                                         550            17,028
      Whole Foods Market, Inc.                                             190             3,806
                                                                                 ---------------
                                                                                         176,403
                                                                                 ---------------
      FOOD PRODUCTS -- 2.1%
      Archer-Daniels-Midland Co.                                           370             8,107
      Bunge, Ltd.                                                           60             3,791
      Campbell Soup Co.                                                    400            15,440
      ConAgra Foods, Inc.                                                  990            19,266
      Dean Foods Co.*                                                      610            14,250
      Del Monte Foods Co.                                                  330             2,574
      General Mills, Inc.                                                  310            21,303
      H.J. Heinz Co.                                                       290            14,491
      Hormel Foods Corp.                                                    80             2,902
      Kellogg Co.                                                          320            17,952
      Kraft Foods, Inc. - Class A                                        2,122            69,496
      McCormick & Co., Inc.                                                 20               769
      Sara Lee Corp.                                                     1,600            20,208
      Smithfield Foods, Inc.*                                               60               953
      The Hershey Co.                                                      380            15,025
      The J.M. Smucker Co.                                                 160             8,110
      Tyson Foods, Inc. - Class A                                          460             5,492
                                                                                 ---------------
                                                                                         240,129
                                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 2.1%
      Church & Dwight Co., Inc.                                             10               621
      Colgate-Palmolive Co.                                                250            18,837
      Energizer Holdings, Inc.*                                             80             6,444
      Kimberly-Clark Corp.                                                 520            33,717
      Procter & Gamble Co.                                               2,420           168,650
      The Clorox Co.                                                       160            10,030
                                                                                 ---------------
                                                                                         238,299
                                                                                 ---------------
      PERSONAL PRODUCTS -- 0.2%
      Alberto-Culver Co.                                                   100             2,724

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Avon Products, Inc.                                                  230   $         9,561
      Estee Lauder Cos., Inc. - Class A                                     50             2,496
      NBTY, Inc.*                                                          110             3,247
                                                                                 ---------------
                                                                                          18,028
                                                                                 ---------------
      TOBACCO -- 2.4%
      Altria Group, Inc.                                                 3,350            66,464
      Lorillard, Inc.                                                      200            14,230
      Philip Morris International, Inc.                                  3,240           155,844
      Reynolds American, Inc.                                              470            22,851
      UST, Inc.                                                            180            11,977
                                                                                 ---------------
                                                                                         271,366
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                              1,164,828
                                                                                 ---------------
   ENERGY -- 8.4%
      ENERGY EQUIPMENT & SERVICES -- 0.7%
      Baker Hughes, Inc.                                                   110             6,659
      BJ Services Co.                                                      120             2,296
      Cameron International Corp.*                                          80             3,083
      Diamond Offshore Drilling, Inc.                                       80             8,245
      Dresser-Rand Group, Inc.*                                            140             4,406
      ENSCO International, Inc.                                             30             1,729
      FMC Technologies, Inc.*                                               20               931
      Global Industries, Ltd.*                                              50               347
      Halliburton Co.                                                      270             8,745
      Helix Energy Solutions Group, Inc.*                                   10               243
      Helmerich & Payne, Inc.                                               20               864
      National Oilwell Varco, Inc.*                                         40             2,009
      Oceaneering International, Inc.*                                      20             1,066
      Patterson-UTI Energy, Inc.                                            50             1,001
      Pride International, Inc.*                                            20               592
      Rowan Cos., Inc.                                                      30               916
      Schlumberger, Ltd.                                                   290            22,646
      SEACOR Holdings, Inc.*                                                20             1,579
      Smith International, Inc.                                             50             2,932
      SunPower Corp. - Class B*                                             14               947
      Superior Energy Services, Inc.*                                       30               934
      Tetra Technologies, Inc.*                                             10               139
      Tidewater, Inc.                                                       30             1,661
      Transocean, Inc.*                                                     57             6,261
      Unit Corp.*                                                           10               498
      Weatherford International, Ltd.*                                      20               503
                                                                                 ---------------
                                                                                          81,232
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 7.7%
      Anadarko Petroleum Corp.                                             160             7,762
      Apache Corp.                                                          90             9,385
      Arch Coal, Inc.                                                       40             1,316
      Cabot Oil & Gas Corp.                                                 60             2,168
      Chesapeake Energy Corp.                                               90             3,227
      Chevron Corp.                                                      1,970           162,486
      Cimarex Energy Co.                                                    20               978
      ConocoPhillips                                                     1,270            93,027
      Consol Energy, Inc.                                                   40             1,836
      Denbury Resources, Inc.*                                              60             1,142
      Devon Energy Corp.                                                   150            13,680
      El Paso Corp.                                                        100             1,276
      EOG Resources, Inc.                                                   20             1,789
      Exxon Mobil Corp.                                                  5,430           421,694
      Forest Oil Corp.*                                                     30             1,488
      Foundation Coal Holdings, Inc.                                        20               712
      Frontier Oil Corp.                                                   210             3,868
      Frontline, Ltd.                                                      230            11,056
      Hess Corp.                                                            70             5,746

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Holly Corp.                                                           10   $           289
      Marathon Oil Corp.                                                   610            24,321
      Massey Energy Co.                                                     20               713
      Murphy Oil Corp.                                                      70             4,490
      Newfield Exploration Co.*                                             20               640
      Noble Energy, Inc.                                                    40             2,224
      Occidental Petroleum Corp.                                           490            34,520
      Overseas Shipholding Group, Inc.                                      20             1,166
      Patriot Coal Corp.*                                                   44             1,278
      Peabody Energy Corp.                                                  40             1,800
      Pioneer Natural Resources Co.                                         50             2,614
      Plains Exploration & Production Co.*                                  10               352
      Quicksilver Resources, Inc.*                                          20               393
      Range Resources Corp.                                                 30             1,286
      Southern Union Co.                                                    40               826
      Southwestern Energy Co.*                                              20               611
      Spectra Energy Corp.                                                 100             2,380
      St. Mary Land & Exploration Co.                                       50             1,783
      Sunoco, Inc.                                                         230             8,183
      Teekay Corp.                                                          30               791
      Tesoro Corp.                                                         220             3,628
      Valero Energy Corp.                                                  830            25,149
      W&T Offshore, Inc.                                                    20               546
      Williams Cos., Inc.                                                   40               946
      XTO Energy, Inc.                                                      62             2,884
                                                                                 ---------------
                                                                                         868,449
                                                                                 ---------------
   TOTAL ENERGY                                                                          949,681
                                                                                 ---------------
   FINANCIALS -- 26.9%
      CAPITAL MARKETS -- 1.7%
      Affiliated Managers Group, Inc.*                                      20             1,657
      Allied Capital Corp.                                                 590             6,372
      American Capital Ltd.                                                390             9,949
      Ameriprise Financial, Inc.                                           120             4,584
      BlackRock, Inc.                                                       20             3,890
      E*TRADE Group, Inc.*                                               1,720             4,816
      Federated Investors, Inc.                                             60             1,731
      Franklin Resources, Inc.                                             170            14,982
      Invesco, Ltd.                                                        400             8,392
      Investment Technology Group, Inc.*                                    20               609
      Janus Capital Group, Inc.                                             20               486
      Jefferies Group, Inc.                                                190             4,256
      Legg Mason, Inc.                                                     200             7,612
      Merrill Lynch & Co., Inc.                                            870            22,011
      Morgan Stanley                                                     1,450            33,350
      Northern Trust Corp.                                                 130             9,386
      Raymond James Financial, Inc.                                        110             3,628
      SEI Investments Co.                                                   60             1,332
      State Street Corp.                                                   200            11,376
      T.Rowe Price Group, Inc.                                              60             3,222
      The Bank of New York Mellon Corp.                                    550            17,919
      The Charles Schwab Corp.                                             780            20,280
                                                                                 ---------------
                                                                                         191,840
                                                                                 ---------------
      COMMERCIAL BANKS -- 5.2%
      Associated Banc-Corp.                                                250             4,988
      BancorpSouth, Inc.                                                    40             1,125
      Bank of Hawaii Corp.                                                 100             5,345
      BB&T Corp.                                                         1,470            55,566
      BOK Financial Corp.                                                   10               484

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      City National Corp.                                                   20   $         1,086
      Comerica, Inc.                                                       650            21,313
      East West Bancorp, Inc.                                               10               137
      Fifth Third Bancorp                                                2,760            32,844
      First Horizon National Corp.                                         701             6,560
      Fulton Financial Corp.                                               130             1,418
      Huntington Bancshares, Inc.                                          790             6,312
      KeyCorp                                                            1,880            22,447
      M&T Bank Corp.                                                       120            10,710
      Marshall & Ilsley Corp.                                              380             7,657
      PNC Financial Services Group                                         370            27,639
      Popular, Inc.                                                      1,500            12,435
      Regions Financial Corp.                                            1,800            17,280
      SunTrust Banks, Inc.                                                 850            38,241
      Synovus Financial Corp.                                              660             6,831
      TCF Financial Corp.                                                   80             1,440
      U.S. Bancorp                                                       2,830           101,937
      Valley National Bancorp                                               81             1,698
      Webster Financial Corp.                                              110             2,778
      Wells Fargo & Co.                                                  5,160           193,655
      Zions Bancorp                                                        200             7,740
                                                                                 ---------------
                                                                                         589,666
                                                                                 ---------------
      CONSUMER FINANCE -- 1.4%
      American Express Co.                                               2,300            81,489
      Capital One Financial Corp.                                        1,290            65,790
      Discover Financial Services                                          460             6,357
      SLM Corp.*                                                           380             4,689
      The First Marblehead Corp.                                            90               224
      The Student Loan Corp.                                                40             3,720
                                                                                 ---------------
                                                                                         162,269
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 8.7%
      Bank of America Corp.                                             10,850           379,750
      CIT Group, Inc.                                                      800             5,568
      Citigroup, Inc.                                                   16,370           335,749
      CME Group, Inc.                                                       20             7,430
      Goldman Sachs Group, Inc.                                            240            30,720
      IntercontinentalExchange, Inc.*                                       10               807
      JPMorgan Chase & Co.                                               4,560           212,952
      Leucadia National Corp.                                               20               909
      MSCI, Inc.*                                                          330             7,920
      NYSE Euronext, Inc.                                                   90             3,526
      The NASDAQ OMX Group, Inc.*                                           20               611
                                                                                 ---------------
                                                                                         985,942
                                                                                 ---------------
      INSURANCE -- 7.5%
      ACE, Ltd.                                                            910            49,258
      AFLAC, Inc.                                                          550            32,312
      Alleghany Corp.*                                                      10             3,650
      Allied World Assurance Holdings, Ltd.                                100             3,552
      American Financial Group, Inc.                                       240             7,080
      American National Insurance Co.                                       10               863
      AON Corp.                                                            290            13,038
      Arch Capital Group, Ltd.*                                             90             6,573
      Arthur J. Gallagher & Co.                                             90             2,309
      Assurant, Inc.                                                       130             7,150
      AXIS Capital Holdings, Ltd.                                          390            12,367
      Brown & Brown, Inc.                                                   80             1,730
      Chubb Corp.                                                          870            47,763
      Cincinnati Financial Corp.                                           420            11,945
      CNA Financial Corp.                                                  520            13,645

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Conseco, Inc.*                                                       820   $         2,886
      Endurance Specialty Holdings, Ltd.                                   180             5,566
      Erie Indemnity Co. - Class A                                         110             4,650
      Everest Re Group, Ltd.                                               120            10,384
      Fidelity National Financial, Inc. - Class A                          160             2,352
      First American Corp.                                                 170             5,015
      Genworth Financial, Inc. - Class A                                 2,540            21,869
      Hartford Financial Services Group, Inc.                              790            32,382
      HCC Insurance Holdings, Inc.                                         150             4,050
      Lincoln National Corp.                                               480            20,549
      Loews Corp.                                                          670            26,458
      Markel Corp.*                                                         10             3,515
      Marsh & McLennan Cos., Inc.                                          610            19,374
      MBIA, Inc.                                                           910            10,829
      Mercury General Corp.                                                 70             3,833
      MetLife, Inc.                                                      1,402            78,512
      Old Republic International Corp.                                   1,010            12,877
      OneBeacon Insurance Group, Ltd.                                       30               635
      PartnerRe, Ltd.                                                       90             6,128
      Principal Financial Group, Inc.                                      740            32,183
      Protective Life Corp.                                                100             2,851
      Prudential Financial, Inc.                                           900            64,800
      Reinsurance Group of America - Class A                               190            10,260
      Reinsurance Group of America, Inc. - Class B*                        174             8,287
      RenaissanceRe Holdings, Ltd.                                         160             8,320
      The Allstate Corp.                                                 1,440            66,413
      The Hanover Insurance Group, Inc.                                     40             1,821
      The Progressive Corp.                                              1,350            23,490
      The Travelers Cos., Inc.                                           1,270            57,404
      Torchmark Corp.                                                       90             5,382
      TransAtlantic Holdings, Inc.                                          80             4,348
      Unitrin, Inc.                                                        210             5,237
      Unum Group                                                           800            20,080
      W.R. Berkley Corp.                                                   470            11,068
      White Mountains Insurance Group, Ltd.                                 10             4,697
      XL Capital, Ltd. - Class A                                         1,760            31,574
                                                                                 ---------------
                                                                                         843,314
                                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 2.1%
      AMB Property Corp.                                                   130             5,889
      Annaly Mortgage Management, Inc.                                     210             2,825
      Apartment Investment & Management Co. - Class A                      209             7,319
      AvalonBay Communities, Inc.                                           40             3,937
      Boston Properties, Inc.                                              170            15,922
      Brandywine Realty Trust                                              260             4,168
      Camden Property Trust                                                 90             4,127
      CBL & Associates Properties, Inc.                                    300             6,024
      Developers Diversified Realty Corp.                                  240             7,606
      Duke Realty Corp.                                                    200             4,916
      Equity Residential                                                   330            14,655
      Federal Realty Investment Trust                                       20             1,712
      General Growth Properties, Inc.                                      250             3,775

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Health Care Property Investors, Inc.                                 210   $         8,427
      Health Care REIT, Inc.                                                20             1,065
      Hospitality Properties Trust                                         320             6,566
      Host Hotels & Resorts, Inc.                                          600             7,974
      HRPT Properties Trust                                              1,290             8,888
      iStar Financial, Inc.                                              1,020             2,652
      Kimco Realty Corp.                                                   220             8,127
      Liberty Property Trust                                               240             9,036
      Mack-Cali Realty Corp.                                               120             4,064
      Plum Creek Timber Co., Inc.                                          110             5,485
      ProLogis                                                             170             7,016
      Public Storage                                                       140            13,861
      Rayonier, Inc.                                                       110             5,208
      Regency Centers Corp.                                                 20             1,334
      Simon Property Group, Inc.                                           230            22,310
      SL Green Realty Corp.                                                 60             3,888
      The Macerich Co.                                                     140             8,911
      UDR, Inc.                                                            130             3,400
      Ventas, Inc.                                                          40             1,977
      Vornado Realty Trust                                                 150            13,642
      Weingarten Realty, Inc.                                              210             7,491
                                                                                 ---------------
                                                                                         234,197
                                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
      CB Richard Ellis Group, Inc. - Class A*                               40               535
      Forest City Enterprises, Inc.                                         10               306
      Jones Lang LaSalle, Inc.                                              10               435
      St. Joe Co. (The)*                                                    20               782
                                                                                 ---------------
                                                                                           2,058
                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE -- 0.3%
      Astoria Financial Corp.                                              200             4,146
      Capitol Federal Financial                                            150             6,649
      Guaranty Financial Group, Inc.*                                       70               277
      Hudson City Bancorp, Inc.                                            340             6,273
      New York Community Bancorp, Inc.                                     460             7,723
      People's United Financial, Inc.                                      364             7,007
      Tree.com, Inc.*                                                       13                63
      Washington Federal, Inc.                                             160             2,952
                                                                                 ---------------
                                                                                          35,090
                                                                                 ---------------
   TOTAL FINANCIALS                                                                    3,044,376
                                                                                 ---------------
   HEALTH CARE -- 10.8%
      BIOTECHNOLOGY -- 0.5%
      Amgen, Inc.*                                                         780            46,230
      Biogen Idec, Inc.*                                                   100             5,029
      Celgene Corp.*                                                        10               633
      Cephalon, Inc.*                                                       20             1,550
      Genzyme Corp.*                                                       100             8,089
      Gilead Sciences, Inc.*                                                70             3,191
                                                                                 ---------------
                                                                                          64,722
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
      Advanced Medical Optics, Inc.*                                       130             2,311
      Baxter International, Inc.                                           300            19,689
      Beckman Coulter, Inc.                                                 20             1,420
      Becton, Dickinson & Co.                                              120             9,631
      Boston Scientific Corp.*                                             750             9,203
      C.R. Bard, Inc.                                                       10               949
      Cardinal Health, Inc.                                                340            16,755
      DENTSPLY International, Inc.                                         100             3,754
      Gen-Probe, Inc.*                                                     100             5,305

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Hill-Rom Holdings, Inc.                                              110   $         3,334
      Hospira, Inc.*                                                        10               382
      Intuitive Surgical, Inc.*                                             10             2,410
      Kinetic Concepts, Inc.*                                               40             1,144
      Medtronic, Inc.                                                      570            28,557
      St. Jude Medical, Inc.*                                              160             6,958
      Stryker Corp.                                                         90             5,607
      The Cooper Cos., Inc.                                                 10               348
      Zimmer Holdings, Inc.*                                               140             9,038
                                                                                 ---------------
                                                                                         126,795
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.0%
      Aetna, Inc.                                                          300            10,833
      AmerisourceBergen Corp.                                              240             9,036
      Brookdale Senior Living, Inc.                                        370             8,136
      CIGNA Corp.                                                          440            14,951
      Community Health Systems, Inc.*                                       40             1,172
      Coventry Health Care, Inc.*                                          370            12,044
      DaVita, Inc.*                                                         30             1,710
      Express Scripts, Inc.*                                                90             6,644
      Health Management Associates, Inc. - Class A*                      2,140             8,902
      Health Net, Inc.*                                                     40               944
      Henry Schein, Inc.*                                                   10               538
      Humana, Inc.*                                                        270            11,124
      Laboratory Corp. of America Holdings*                                 80             5,560
      LifePoint Hospitals, Inc.*                                           180             5,785
      Lincare Holdings, Inc.*                                              240             7,222
      McKesson Corp.                                                       200            10,762
      Medco Health Solutions, Inc.*                                        210             9,450
      Omnicare, Inc.                                                       270             7,768
      Patterson Cos., Inc.*                                                 60             1,825
      Pediatrix Medical Group, Inc.*                                        30             1,618
      Quest Diagnostics, Inc.                                              210            10,851
      UnitedHealth Group, Inc.                                           1,950            49,511
      Universal Health Services, Inc. - Class B                             40             2,241
      VCA Antech, Inc.*                                                     10               295
      WellCare Health Plans, Inc.*                                          70             2,520
      WellPoint, Inc.*                                                     520            24,320
                                                                                 ---------------
                                                                                         225,762
                                                                                 ---------------
      HEALTH CARE TECHNOLOGY -- 0.1%
      Cerner Corp.*                                                         20               893
      IMS Health, Inc.                                                     350             6,618
                                                                                 ---------------
                                                                                           7,511
                                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.1%
      Charles River Laboratories International, Inc.*                       20             1,111
      Covance, Inc.*                                                        30             2,652
      Invitrogen Corp.*                                                     40             1,512
      Pharmaceutical Product Development, Inc.                              10               413
                                                                                 ---------------
                                                                                           5,688
                                                                                 ---------------
      PHARMACEUTICALS -- 7.0%
      Abbott Laboratories                                                1,040            59,883
      Allergan, Inc.                                                        70             3,605
      Bristol-Myers Squibb Co.                                           3,460            72,141
      Eli Lilly & Co.                                                    1,320            58,120
      Endo Pharmaceuticals Holdings, Inc.*                                  20               400
      Forest Laboratories, Inc.*                                           290             8,201

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Johnson & Johnson                                                  2,450   $       169,736
      King Pharmaceuticals, Inc.*                                          230             2,203
      Merck & Co., Inc.                                                  3,450           108,882
      Mylan Laboratories, Inc.*                                            280             3,198
      PerkinElmer, Inc.                                                     10               250
      Pfizer, Inc.                                                      13,470           248,387
      Schering-Plough Corp.                                                720            13,298
      Sepracor, Inc.*                                                       10               183
      Watson Pharmaceuticals, Inc.*                                         50             1,425
      Wyeth                                                              1,080            39,895
                                                                                 ---------------
                                                                                         789,807
                                                                                 ---------------
   TOTAL HEALTH CARE                                                                   1,220,285
                                                                                 ---------------
   INDUSTRIALS -- 11.3%
      AEROSPACE & DEFENSE -- 2.5%
      Alliant Techsystems, Inc.*                                            30             2,818
      General Dynamics Corp.                                               260            19,141
      Goodrich Corp.                                                       200             8,320
      Honeywell International, Inc.                                        670            27,839
      L-3 Communications Holdings, Inc.                                     90             8,849
      Lockheed Martin Corp.                                                350            38,384
      Northrop Grumman Corp.                                               410            24,821
      Precision Castparts Corp.                                             70             5,515
      Raytheon Co.                                                         430            23,009
      Rockwell Collins, Inc.                                               240            11,542
      Spirit Aerosystems Holdings, Inc. - Class A*                          40               643
      The Boeing Co.                                                     1,030            59,070
      United Technologies Corp.                                            900            54,054
                                                                                 ---------------
                                                                                         284,005
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS -- 0.7%
      C.H. Robinson Worldwide, Inc.                                         60             3,058
      Expeditors International Washington, Inc.                             50             1,742
      FedEx Corp.                                                          180            14,227
      United Parcel Service, Inc. - Class B                                940            59,116
                                                                                 ---------------
                                                                                          78,143
                                                                                 ---------------
      AIRLINES -- 0.3%
      AMR Corp.*                                                         1,200            11,784
      Continental Airlines, Inc.  - Class B*                               280             4,670
      Delta Airlines Co.*                                                  260             1,937
      Southwest Airlines Co.                                               540             7,836
      UAL Corp.                                                            360             3,164
      US Airways Group, Inc.*                                              130               784
                                                                                 ---------------
                                                                                          30,175
                                                                                 ---------------
      BUILDING PRODUCTS -- 0.2%
      Armstrong World Industries, Inc.                                     210             6,069
      Lennox International, Inc.                                            40             1,331
      Masco Corp.                                                        1,220            21,887
                                                                                 ---------------
                                                                                          29,287
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.5%
      Cintas Corp.                                                         190             5,455
      Covanta Holding Corp.*                                                30               718
      HNI Corp.                                                             30               760
      Iron Mountain, Inc.*                                                  35               854
      Pitney Bowes, Inc.                                                   380            12,639
      R.R. Donnelley & Sons Co.                                            380             9,321
      Steelcase, Inc. -  Class A                                            50               538
      Stericycle, Inc.*                                                    100             5,891

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      The Brink's Co.                                                       70   $         4,271
      Waste Management, Inc.                                               440            13,856
                                                                                 ---------------
                                                                                          54,303
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 0.1%
      Fluor Corp.                                                           60             3,342
      Jacobs Engineering Group, Inc.*                                       10               543
      Quanta Services, Inc.*                                                60             1,621
      The Shaw Group, Inc.*                                                 10               307
                                                                                 ---------------
                                                                                           5,813
                                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 0.4%
      AMETEK, Inc.                                                          60             2,446
      Cooper Industries, Ltd. - Class A                                    230             9,189
      Emerson Electric Co.                                                 680            27,737
      Hubbell, Inc. - Class B                                               30             1,052
      Rockwell Automation, Inc.                                            150             5,601
      Roper Industries, Inc.                                                20             1,139
      Thomas & Betts Corp.*                                                 20               781
                                                                                 ---------------
                                                                                          47,945
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 4.3%
      3M Co.                                                               840            57,380
      Carlisle Cos., Inc.                                                   40             1,199
      General Electric Co.                                              14,820           377,910
      Teleflex, Inc.                                                        30             1,905
      Textron, Inc.                                                        290             8,491
      Tyco International, Ltd.                                           1,120            39,222
                                                                                 ---------------
                                                                                         486,107
                                                                                 ---------------
      MACHINERY -- 1.3%
      AGCO Corp.*                                                           40             1,704
      Caterpillar, Inc.                                                    380            22,648
      Crane Co.                                                             20               594
      Cummins, Inc.                                                         90             3,935
      Danaher Corp.                                                        160            11,104
      Deere & Co.                                                          160             7,920
      Donaldson Co., Inc.                                                   30             1,257
      Dover Corp.                                                          160             6,488
      Eaton Corp.                                                          160             8,989
      Flowserve Corp.                                                       20             1,775
      Gardner Denver, Inc.*                                                 20               694
      Graco, Inc.                                                           30             1,068
      Harsco Corp.                                                          20               744
      IDEX Corp.                                                            30               931
      Illinois Tool Works, Inc.                                            510            22,669
      Ingersoll Rand Co., Ltd. - Class A                                   400            12,468
      ITT Industries, Inc.                                                 150             8,342
      John Bean Technologies Corp.*                                          4                51
      Joy Global, Inc.                                                      40             1,806
      Lincoln Electric Holdings, Inc.                                       20             1,286
      Oshkosh Corp.                                                         30               395
      PACCAR, Inc.                                                         400            15,276
      Pall Corp.                                                            40             1,376
      Parker Hannifin Corp.                                                160             8,480
      Pentair, Inc.                                                         60             2,074
      Terex Corp.*                                                          70             2,136
      The Manitowoc Co., Inc.                                               40               622
      The Toro Co.                                                          20               826
      Timken Co.                                                            40             1,134
      Trinity Industries, Inc.                                              20               515
                                                                                 ---------------
                                                                                         149,307
                                                                                 ---------------
      MARINE -- 0.0%
      Alexander & Baldwin, Inc.                                             30             1,321

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Kirby Corp.*                                                          20   $           759
                                                                                 ---------------
                                                                                           2,080
                                                                                 ---------------
      PROFESSIONAL SERVICES -- 0.3%
      Avery Dennison Corp.                                                 120             5,338
      Avis Budget Group, Inc.*                                           1,730             9,930
      Equifax, Inc.                                                         80             2,756
      Manpower, Inc.                                                        80             3,453
      Monster Worldwide, Inc.*                                              20               298
      Robert Half International, Inc.                                       40               990
      The Corporate Executive Board Co.                                     80             2,500
      The Dun & Bradstreet Corp.                                            70             6,605
                                                                                 ---------------
                                                                                          31,870
                                                                                 ---------------
      ROAD & RAIL -- 0.6%
      Burlington Northern Santa Fe Corp.                                   170            15,713
      Con-way, Inc.                                                         20               882
      CSX Corp.                                                            140             7,640
      Hertz Global Holdings, Inc.*                                         700             5,299
      JB Hunt Transport Services, Inc.                                      10               334
      Kansas City Southern Industries, Inc.*                                60             2,662
      Landstar System, Inc.                                                 10               441
      Norfolk Southern Corp.                                               220            14,566
      Ryder Systems, Inc.                                                   50             3,100
      Union Pacific Corp.                                                  240            17,078
      YRC Worldwide, Inc.*                                                 300             3,588
                                                                                 ---------------
                                                                                          71,303
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      Fastenal Co.                                                          20               988
      GATX Corp.                                                            10               396
      MSC Industrial Direct Co., Inc. - Class A                             20               921
      W.W. Grainger, Inc.                                                   60             5,218
      WESCO International, Inc.*                                            30               966
                                                                                 ---------------
                                                                                           8,489
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                   1,278,827
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 11.5%
      COMMUNICATIONS EQUIPMENT -- 1.4%
      ADC Telecommunications, Inc.*                                         30               253
      Cisco Systems, Inc.*                                               3,420            77,155
      Corning, Inc.                                                        320             5,005
      F5 Networks, Inc.*                                                   100             2,338
      Harris Corp.                                                          20               924
      Juniper Networks, Inc.*                                              310             6,532
      Motorola, Inc.                                                     4,500            32,130
      QUALCOMM, Inc.                                                       800            34,376
      Tellabs, Inc.*                                                        50               203
                                                                                 ---------------
                                                                                         158,916
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 2.7%
      Apple Computer, Inc.*                                                150            17,049
      Dell, Inc.*                                                        1,800            29,664
      Diebold, Inc.                                                         50             1,656
      EMC Corp.*                                                         1,200            14,352
      Hewlett-Packard Co.                                                1,570            72,597
      International Business Machines Corp.                              1,180           138,013
      Lexmark International Group, Inc. - Class A*                         110             3,583
      NCR Corp.*                                                           130             2,867
      NetApp, Inc.*                                                        280             5,104

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      QLogic Corp.*                                                        120   $         1,843
      SanDisk Corp.*                                                       250             4,887
      Seagate Technology                                                   410             4,969
      Sun Microsystems, Inc.*                                              610             4,636
      Teradata Corp.*                                                      130             2,535
      Western Digital Corp.*                                                70             1,492
                                                                                 ---------------
                                                                                         305,247
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
      Agilent Technologies, Inc.*                                           60             1,780
      Amphenol Corp. - Class A                                              40             1,606
      Arrow Electronics, Inc.*                                              70             1,835
      Avnet, Inc.*                                                         200             4,926
      AVX Corp.                                                             50               509
      Dolby Laboratories, Inc.*                                             20               704
      Ingram Micro, Inc. - Class A*                                        180             2,893
      Jabil Circuit, Inc.                                                  200             1,908
      Mettler-Toledo International, Inc.*                                   10               980
      Molex, Inc.                                                           60             1,347
      National Instruments Corp.                                            20               601
      Trimble Navigation, Ltd.*                                             60             1,552
      Tyco Electronics, Ltd.                                               190             5,255
      Vishay Intertechnology, Inc.*                                        160             1,059
                                                                                 ---------------
                                                                                          26,955
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 0.4%
      Akamai Technologies, Inc.*                                            20               349
      eBay, Inc.*                                                          540            12,085
      Google, Inc. - Class A*                                               40            16,021
      IAC/InterActiveCorp.*                                                195             3,374
      VeriSign, Inc.*                                                       80             2,086
      Yahoo!, Inc.*                                                        600            10,380
                                                                                 ---------------
                                                                                          44,295
                                                                                 ---------------
      IT SERVICES -- 1.2%
      Accenture, Ltd. - Class A                                            450            17,100
      Acxiom Corp.                                                         110             1,379
      Affiliated Computer Services, Inc.*                                  100             5,063
      Alliance Data Systems Corp.*                                          20             1,268
      Automatic Data Processing, Inc.                                      500            21,375
      Broadridge Financial Solutions, Inc.                                  92             1,416
      Cognizant Technology Solutions Corp. - Class A*                       20               457
      Computer Sciences Corp.*                                             300            12,057
      Convergys Corp.*                                                     100             1,478
      DST Systems, Inc.*                                                    80             4,479
      Fidelity National Information Services, Inc.                         790            14,583
      Fiserv, Inc.*                                                        150             7,098
      Hewitt Associates, Inc.*                                              50             1,822
      Lender Processing Services, Inc.                                     185             5,646
      Mastercard, Inc. - Class A                                            20             3,547
      Metavante Technologies, Inc.*                                        126             2,427
      Paychex, Inc.                                                        300             9,909
      The Western Union Co.                                                540            13,322
      Total System Services, Inc.                                          352             5,773
      Unisys Corp.*                                                        190               522
      VeriFone Holdings, Inc.*                                              10               165
                                                                                 ---------------
                                                                                         130,886
                                                                                 ---------------
      OFFICE ELECTRONICS -- 0.1%
      Xerox Corp.                                                        1,010            11,645

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Zebra Technologies Corp. - Class A*                                   20   $           557
                                                                                 ---------------
                                                                                          12,202
                                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
      Altera Corp.                                                         110             2,275
      Analog Devices, Inc.                                                 310             8,168
      Applied Materials, Inc.                                            1,120            16,945
      Atmel Corp.*                                                         140               475
      Broadcom Corp. - Class A*                                            170             3,167
      Cree, Inc.*                                                          100             2,278
      Cypress Semiconductor Corp.*                                          50               261
      Fairchild Semiconductor International, Inc.*                          20               178
      Intel Corp.                                                        5,310            99,456
      Intersil Holding Corp. - Class A                                      40               663
      KLA-Tencor Corp.                                                     140             4,431
      Lam Research Corp.*                                                  110             3,464
      Linear Technology Corp.                                              350            10,731
      LSI Logic Corp.*                                                      80               429
      Marvell Technology Group, Ltd.*                                       60               558
      MEMC Electronic Materials, Inc.*                                      80             2,261
      Microchip Technology, Inc.                                           160             4,709
      National Semiconductor Corp.                                         200             3,442
      Novellus Systems, Inc.*                                              120             2,357
      NVIDIA Corp.*                                                        420             4,498
      Teradyne, Inc.*                                                       10                78
      Texas Instruments, Inc.                                              930            19,995
      Xilinx, Inc.                                                         240             5,628
                                                                                 ---------------
                                                                                         196,447
                                                                                 ---------------
      SOFTWARE -- 3.8%
      Adobe Systems, Inc.*                                                 210             8,289
      Amdocs, Ltd.*                                                         60             1,643
      Autodesk, Inc.*                                                      100             3,355
      BMC Software, Inc.*                                                   80             2,290
      CA, Inc.                                                             480             9,581
      Cadence Design Systems, Inc.*                                        160             1,082
      Citrix Systems, Inc.*                                                 70             1,768
      Compuware Corp.*                                                     150             1,453
      Electronic Arts, Inc.*                                                80             2,959
      FactSet Research Systems, Inc.                                        20             1,045
      Fair Isaac & Co., Inc.                                               150             3,457
      Intuit, Inc.*                                                         10               316
      McAfee, Inc.*                                                         20               679
      Microsoft Corp.                                                   12,140           324,017
      Novell, Inc.*                                                        780             4,009
      Oracle Corp.*                                                      2,090            42,448
      Red Hat, Inc.*                                                        80             1,206
      Salesforce.com, Inc.*                                                 20               968
      Symantec Corp.*                                                      600            11,748
      Synopsys, Inc.*                                                       50               998
                                                                                 ---------------
                                                                                         423,311
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                        1,298,259
                                                                                 ---------------
   MATERIALS -- 3.2%
      CHEMICALS -- 1.7%
      Air Products & Chemicals, Inc.                                       100             6,849
      Airgas, Inc.                                                          30             1,490
      Albemarle Corp.                                                       40             1,234
      Ashland, Inc.                                                        220             6,433
      Cabot Corp.                                                           30               953
      Celanese Corp. - Series A                                            100             2,791

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Chemtura Corp.                                                        70   $           319
      Cytec Industries, Inc.                                                20               778
      E.I. DuPont de Nemours & Co.                                       1,050            42,315
      Eastman Chemical Co.                                                  40             2,202
      Ecolab, Inc.                                                          90             4,367
      FMC Corp.                                                             40             2,056
      International Flavors & Fragrances, Inc.                              50             1,973
      Monsanto Co.                                                         140            13,857
      Nalco Holding Co.                                                    240             4,450
      PPG Industries, Inc.                                                 210            12,247
      Praxair, Inc.                                                        130             9,326
      RPM International, Inc.                                              150             2,901
      Sigma-Aldrich Corp.                                                  100             5,242
      The Dow Chemical Co.                                               1,530            48,623
      The Lubrizol Corp.                                                    90             3,883
      The Mosaic Co.                                                        30             2,041
      The Scotts Miracle - Gro Co. - Class A                               110             2,600
      The Valspar Corp.                                                    210             4,681
      Westlake Chemical Corp.                                              110             2,313
                                                                                 ---------------
                                                                                         185,924
                                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.1%
      Eagle Materials, Inc.                                                 30               671
      Martin Marietta Materials Corp.                                       20             2,240
      Vulcan Materials Co.                                                  90             6,705
                                                                                 ---------------
                                                                                           9,616
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.3%
      Ball Corp.                                                           120             4,739
      Bemis Co., Inc.                                                       90             2,359
      Owens-Illinois, Inc.*                                                 60             1,764
      Packaging Corp.                                                      110             2,550
      Pactiv Corp.*                                                         60             1,490
      Sealed Air Corp.                                                     300             6,597
      Smurfit-Stone Container Corp.*                                        60               282
      Sonoco Products Co.                                                  170             5,045
      Temple-Inland, Inc.                                                  760            11,597
                                                                                 ---------------
                                                                                          36,423
                                                                                 ---------------
      METALS & MINING -- 0.6%
      Alcoa, Inc.                                                          590            13,322
      Allegheny Technologies, Inc.                                          50             1,478
      Carpenter Technology Corp.                                            40             1,026
      Cleveland-Cliffs, Inc.                                                10               529
      Commercial Metals Co.                                                 40               676
      Freeport-McMoRan Copper & Gold, Inc.                                 210            11,938
      Newmont Mining Corp.                                                  50             1,938
      Nucor Corp.                                                          250             9,875
      Reliance Steel & Aluminum Co.                                         60             2,278
      Southern Copper Corp.                                                840            16,027
      Steel Dynamics, Inc.                                                 140             2,393
      Titanium Metals Corp.                                                 53               601
      United States Steel Corp.                                             70             5,433
                                                                                 ---------------
                                                                                          67,514
                                                                                 ---------------
      PAPER & FOREST PRODUCTS -- 0.5%
      Domtar Corp.*                                                      2,020             9,292
      International Paper Co.                                              720            18,850
      Louisiana-Pacific Corp.                                              560             5,208
      MeadWestvaco Corp.                                                   290             6,760

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Weyerhaeuser Co.                                                     330   $        19,991
                                                                                 ---------------
                                                                                          60,101
                                                                                 ---------------
   TOTAL MATERIALS                                                                       359,578
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 3.7%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
      AT&T, Inc.                                                         5,960           166,403
      CenturyTel, Inc.                                                     300            10,995
      Embarq Corp.                                                         160             6,488
      Frontier Communications Corp.                                      2,530            29,095
      Qwest Communications International, Inc.                           2,590             8,366
      Verizon Communications, Inc.                                       4,660           149,540
      Windstream Corp.                                                   1,210            13,237
                                                                                 ---------------
                                                                                         384,124
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
      American Tower Corp. - Class A*                                      110             3,957
      Crown Castle International Corp.*                                    150             4,346
      NII Holdings, Inc.*                                                   20               758
      SBA Communications Corp. - Class A*                                   20               517
      Sprint Nextel Corp.                                                3,570            21,777
      Telephone & Data Systems, Inc.                                       140             5,005
      U.S. Cellular Corp.*                                                  20               938
                                                                                 ---------------
                                                                                          37,298
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                      421,422
                                                                                 ---------------
   UTILITIES -- 3.7%
      ELECTRIC UTILITIES -- 2.0%
      Allegheny Energy, Inc.                                                30             1,103
      American Electric Power Co., Inc.                                    470            17,404
      DPL, Inc.                                                             60             1,488
      Duke Energy Corp.                                                  2,280            39,740
      Edison International Co.                                             230             9,177
      Entergy Corp.                                                        130            11,571
      Exelon Corp.                                                         340            21,291
      FirstEnergy Corp.                                                    210            14,068
      FPL Group, Inc.                                                      260            13,078
      Great Plains Energy, Inc.                                            100             2,222
      Hawaiian Electric Industries, Inc.                                    20               582
      Northeast Utilities Co.                                              240             6,156
      Pepco Holdings, Inc.                                                 350             8,019
      Pinnacle West Capital Corp.                                          340            11,699
      PPL Corp.                                                            230             8,515
      Progress Energy, Inc.                                                550            23,722
      Sierra Pacific Resources Corp.                                       490             4,694
      Southern Co.                                                         950            35,806
                                                                                 ---------------
                                                                                         230,335
                                                                                 ---------------
      GAS UTILITIES -- 0.1%
      AGL Resources, Inc.                                                   10               314
      Atmos Energy Corp.                                                    30               799
      Energen Corp.                                                         30             1,358
      National Fuel Gas Co.                                                 20               844
      ONEOK, Inc.                                                          120             4,128
      Questar Corp.                                                         10               409
      UGI Corp.                                                            120             3,093
                                                                                 ---------------
                                                                                          10,945
                                                                                 ---------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
      AES Corp.*                                                           420             4,910
      Constellation Energy Group, Inc.                                     160             3,888

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      NRG Energy, Inc.*                                                     20   $           495
                                                                                 ---------------
                                                                                           9,293
                                                                                 ---------------
      MULTI-UTILITIES -- 1.5%
      Alliant Energy Corp.                                                  30               966
      Ameren Corp.                                                         360            14,051
      CenterPoint Energy, Inc.                                             600             8,742
      CMS Energy Corp.                                                     440             5,487
      Consolidated Edison, Inc.                                            530            22,769
      Dominion Resources, Inc.                                             550            23,529
      DTE Energy Co.                                                       300            12,036
      Integrys Energy Group, Inc.                                          100             4,994
      MDU Resources Group, Inc.                                             70             2,030
      NiSource, Inc.                                                       610             9,004
      NSTAR                                                                 40             1,340
      OGE Energy Corp.                                                      20               618
      PG&E Corp.                                                           450            16,852
      Public Service Enterprise Group, Inc.                                430            14,100
      SCANA Corp.                                                          120             4,672
      Sempra Energy Co.                                                    190             9,589
      TECO Energy, Inc.                                                     80             1,258
      Vectren Corp.                                                        180             5,013
      Xcel Energy, Inc.                                                    540            10,794
                                                                                 ---------------
                                                                                         167,844
                                                                                 ---------------
      WATER UTILITIES -- 0.0%
      Aqua America, Inc.                                                    40               711
                                                                                 ---------------
   TOTAL UTILITIES                                                                       419,128
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $13,649,961)                                                              11,309,417
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.1%
      BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Series                                               7,224             7,224
      BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series                                               7,224             7,224
                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $14,448)                                                                         14,448
                                                                                 ---------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $13,664,409)+                                                           $    11,323,865
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                          (13,375)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $    11,310,490
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $14,227,419. At September 30, 2008 net unrealized depreciation was $2,903,554. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $336,658 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,240,212.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $11,323,865                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                     $11,323,865                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
COMMON STOCK -- 100.3%
   CONSUMER DISCRETIONARY -- 16.8%
      AUTO COMPONENTS -- 1.1%
      American Axle & Manufacturing Holdings, Inc.                         930   $         4,985
      ArvinMeritor, Inc.                                                   450             5,868
      ATC Technology Corp.*                                                130             3,086
      Cooper Tire & Rubber Co.                                             650             5,590
      Dana Holding Corp.*                                                  850             4,114
      Dorman Products, Inc.*                                               160             2,005
      Drew Industries, Inc.*                                               160             2,738
      Exide Technologies*                                                  241             1,778
      Lear Corp.*                                                          600             6,300
      Modine Manufacturing Co.                                             400             5,792
      Noble International, Ltd.                                             40               240
      Raser Technologies, Inc.*                                             50               425
      Spartan Motors, Inc.                                                 190               604
      Standard Motor Products, Inc.                                        100               622
      Stoneridge, Inc.*                                                    130             1,462
      Superior Industries International, Inc.                              210             4,024
      Tenneco, Inc.*                                                       110             1,169
                                                                                 ---------------
                                                                                          50,802
                                                                                 ---------------
      AUTOMOBILES -- 0.1%
      Monaco Coach Corp.                                                   240               468
      Winnebago Industries, Inc.                                           430             5,556
                                                                                 ---------------
                                                                                           6,024
                                                                                 ---------------
      DISTRIBUTORS -- 0.1%
      Audiovox Corp. - Class A*                                            110             1,031
      Core Mark Holding Co., Inc.*                                         100             2,499
      Source Interlink Cos., Inc.*                                         230               239
      The Aristotle Corp.*                                                 280             2,220
                                                                                 ---------------
                                                                                           5,989
                                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 0.9%
      Capella Education Co.*                                                10               429
      Coinstar, Inc.*                                                       40             1,280
      Corinthian Colleges, Inc.*                                           240             3,600
      CPI Corp.                                                             50               537
      Jackson Hewitt Tax Service, Inc.                                     200             3,068
      Matthews International Corp. - Class A                                50             2,537
      Pre-Paid Legal Services, Inc.*                                        70             2,888
      Regis Corp.                                                          270             7,425
      Sotheby's Holdings, Inc. - Class A                                   180             3,611
      Steiner Leisure, Ltd.*                                                80             2,750
      Stewart Enterprises, Inc. - Class A                                  480             3,773
      Strayer Education, Inc.                                               20             4,005
      thinkorswim Group, Inc.*                                             200             1,666
      Universal Technical Institute, Inc.*                                 130             2,218
                                                                                 ---------------
                                                                                          39,787
                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 2.6%
      AFC Enterprises, Inc.*                                             1,200             8,712
      Ambassadors Group, Inc.                                               80             1,273
      Ambassadors International, Inc.*                                      30                60
      Ameristar Casinos, Inc.                                              260             3,689
      Bally Technologies, Inc.*                                             10               303
      Bob Evans Farms, Inc.                                                150             4,094
      CBRL Group, Inc.                                                     280             7,364

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      CEC Entertainment, Inc.*                                             180   $         5,976
      Churchill Downs, Inc.                                                 40             1,959
      CKE Restaurants, Inc.                                                210             2,226
      Cosi, Inc.*                                                           90               177
      DineEquity, Inc.                                                     150             2,529
      Domino's Pizza, Inc.*                                              2,280            27,679
      Dover Downs Gaming & Entertainment, Inc.                             270             2,101
      Isle of Capri Casinos, Inc.*                                          60               541
      Jack in the Box, Inc.*                                               120             2,532
      Jamba, Inc.*                                                         200               180
      Krispy Kreme Doughnuts, Inc.*                                        450             1,485
      Life Time Fitness, Inc.*                                              50             1,564
      Lodgian, Inc.*                                                       180             1,404
      Luby's, Inc.*                                                        210             1,688
      McCormick & Schmick's Seafood Restaurants, Inc.*                      80               779
      Monarch Casino & Resort, Inc.*                                       160             1,822
      Morgans Hotel Group Co.*                                              30               327
      MTR Gaming Group, Inc.*                                              140               465
      Multimedia Games, Inc.*                                              170               736
      O' Charley's, Inc.                                                   160             1,400
      PF Chang's China Bistro, Inc.*                                        70             1,648
      Pinnacle Entertainment, Inc.*                                         50               378
      Red Robin Gourmet Burgers, Inc.*                                      10               268
      Ruby Tuesday, Inc.*                                                  710             4,111
      Ruth's Hospitality Group, Inc.*                                      100               393
      Shuffle Master, Inc.*                                                490             2,494
      Sonic Corp.*                                                         170             2,477
      Speedway Motorsports, Inc.                                           230             4,480
      Texas Roadhouse, Inc.*                                               100               899
      The Cheesecake Factory, Inc.*                                         90             1,316
      The Marcus Corp.                                                     510             8,201
      The Steak 'n Shake Co.*                                               60               521
      Town Sports International Holdings, Inc.*                             30               183
      Trump Entertainment Resorts, Inc.*                                   370               451
      Vail Resorts, Inc.*                                                  150             5,243
                                                                                 ---------------
                                                                                         116,128
                                                                                 ---------------
      HOUSEHOLD DURABLES -- 2.2%
      American Greetings Corp.                                             970            14,831
      Blyth, Inc.                                                          250             2,835
      Brookfield Homes Corp.                                               430             6,175
      California Coastal Communities, Inc.*                                 30                65
      Champion Enterprises, Inc.*                                          580             3,219
      CSS Industries, Inc.                                                 140             3,604
      DEI Holdings, Inc.*                                                  100               100
      Ethan Allen Interiors, Inc.                                          300             8,406
      Furniture Brands International, Inc.                                 550             5,786
      Helen of Troy, Ltd.*                                                 170             3,871
      Hooker Furniture Corp.                                                20               355
      Hovnanian Enterprises, Inc.*                                         140             1,119
      iRobot Corp.*                                                         50               741
      La-Z-Boy, Inc.                                                       710             6,617
      Libbey, Inc.                                                         200             1,702
      M/I Homes, Inc.                                                       50             1,139
      Meritage Homes Corp.*                                                120             2,964
      National Presto Industries, Inc.                                      10               745
      Orleans Homebuilders, Inc.                                           210               851

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Palm Harbor Homes, Inc.*                                             150   $         1,486
      Russ Berrie & Co., Inc.*                                             730             5,599
      Sealy Corp.                                                          970             6,266
      Skyline Corp.                                                        100             2,643
      Tempur-Pedic International, Inc.                                     610             7,174
      Tupperware Brands Corp.                                              260             7,184
      Universal Electronics, Inc.*                                          30               749
                                                                                 ---------------
                                                                                          96,226
                                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.4%
      1-800-FLOWERS.COM, Inc. - Class A*                                   290             1,746
      Blue Nile, Inc.*                                                      10               429
      Gaiam, Inc. - Class A*                                                20               212
      Netflix, Inc.*                                                        50             1,544
      NutriSystem, Inc.                                                    180             3,190
      Orbitz Worldwide, Inc.*                                            1,260             7,396
      Overstock.com, Inc.*                                                  20               396
      PetMed Express, Inc.*                                                 80             1,256
      Stamps.com, Inc.*                                                     60               700
      U.S. Auto Parts Network, Inc.*                                       130               274
      ValueVision Media, Inc. - Class A*                                   200               370
                                                                                 ---------------
                                                                                          17,513
                                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 1.2%
      Arctic Cat, Inc.                                                     120             1,098
      Brunswick Corp.                                                    1,490            19,057
      Callaway Golf Co.                                                    320             4,502
      JAKKS Pacific, Inc.*                                                 120             2,989
      Leapfrog Enterprises, Inc.*                                           30               317
      Nautilus, Inc.*                                                      480             2,194
      Polaris Industries, Inc.                                             270            12,282
      Pool Corp.                                                           320             7,466
      RC2 Corp.*                                                           160             3,200
      Smith & Wesson Holdings Corp.*                                        20                75
      Steinway Musical Instruments*                                         30               850
      Sturm, Ruger & Co., Inc.*                                             10                69
                                                                                 ---------------
                                                                                          54,099
                                                                                 ---------------
      MEDIA -- 3.0%
      A.H. Belo Corp. - Class A                                            188               970
      Arbitron, Inc.                                                        30             1,341
      Belo Corp. - Class A                                               1,660             9,894
      Carmike Cinemas, Inc.                                                110               405
      Cinemark Holdings, Inc.                                              270             3,672
      Cox Radio, Inc. - Class A*                                           370             3,907
      Crown Media Holdings, Inc. - Class A*                                 70               352
      Emmis Communications Corp. - Class A*                                410               398
      Entercom Communications Corp. - Class A                            1,160             5,823
      Entravision Communications Corp. - Class A*                          470             1,264
      Global Sources, Ltd.*                                                 44               443
      Gray Communications Systems, Inc.                                    960             1,651
      Harris Interactive, Inc.*                                            470               813
      Harte-Hanks, Inc.                                                    650             6,740
      Interactive Data Corp.                                               380             9,584
      Journal Communications, Inc. -  Class A                            1,270             6,198
      Lakes Entertainment, Inc.*                                            80               526

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Lee Enterprises, Inc.                                              2,520   $         8,820
      LIN TV Corp.*                                                        770             3,973
      Live Nation, Inc.*                                                    60               976
      Martha Stewart Living Omnimedia, Inc. - Class A*                     300             2,553
      Marvel Entertainment, Inc.*                                          220             7,511
      Media General, Inc. - Class A                                        510             6,339
      National Cinemedia, Inc.                                             160             1,768
      Primedia, Inc.                                                     1,450             3,523
      Radio One, Inc. - Class D*                                           410               308
      RCN Corp.*                                                           970            11,892
      Salem Communications Corp. - Class A*                                210               263
      Scholastic Corp.                                                     290             7,447
      Sinclair Broadcast Group, Inc. - Class A                             890             4,486
      The McClatchy Co. - Class A                                          860             3,784
      Valassis Communications, Inc.*                                       360             3,118
      Value Line, Inc.                                                     180             6,028
      World Wrestling Entertainment, Inc. - Class A                        410             6,339
                                                                                 ---------------
                                                                                         133,109
                                                                                 ---------------
      MULTILINE RETAIL -- 0.3%
      99 Cents Only Stores*                                                340             3,730
      Bon-Ton Stores, Inc.                                                  90               245
      Dillard's, Inc. - Class A                                            260             3,068
      Fred's, Inc. - Class A                                               130             1,848
      Retail Ventures, Inc.*                                                10                39
      Tuesday Morning Corp.*                                             1,330             5,493
                                                                                 ---------------
                                                                                          14,423
                                                                                 ---------------
      RESTAURANTS -- 0.1%
      Wendy's/Arby's Group, Inc. - Class A                                 700             3,682
                                                                                 ---------------
      SPECIALTY RETAIL -- 3.3%
      Aaron Rents, Inc.                                                     60             1,624
      Aeropostale, Inc.*                                                   115             3,693
      Asbury Automotive Group, Inc.                                        320             3,686
      Bebe Stores, Inc.                                                    380             3,713
      Big 5 Sporting Goods Corp.                                           360             3,715
      Blockbuster, Inc. - Class A*                                       5,240            10,742
      Books-A-Million, Inc.                                                100               500
      Borders Group, Inc.                                                  710             4,658
      Brown Shoe Co., Inc.                                                 330             5,405
      Build-A-Bear Workshop, Inc.*                                         130               946
      Cabela's, Inc.*                                                      150             1,812
      Cache, Inc.*                                                         110               756
      Charlotte Russe Holdings, Inc.*                                      100             1,025
      Charming Shoppes, Inc.*                                              370             1,809
      Christopher & Banks Corp.                                            350             2,684
      Citi Trends, Inc.*                                                    20               326
      Collective Brands, Inc.*                                             580            10,620
      Conn's, Inc.*                                                         20               374
      Cost Plus, Inc.*                                                     110               215
      Dress Barn, Inc.*                                                    250             3,822
      DSW, Inc. - Class A*                                                 130             1,781
      Eddie Bauer Holdings, Inc.*                                          170               909
      Gander Mountain Co.*                                                 240               785
      Genesco, Inc.*                                                        50             1,674
      Group 1 Automotive, Inc.                                             190             4,129
      Haverty Furniture Cos., Inc.                                         250             2,860
      Hibbett Sports, Inc.*                                                 80             1,602
      Hot Topic, Inc.*                                                     110               727
      J. Crew Group, Inc.*                                                  10               286

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Jo-Ann Stores, Inc.*                                                  20   $           420
      Jos. A. Bank Clothiers, Inc.*                                         40             1,344
      Lithia Motors, Inc. - Class A                                        120               517
      MarineMax, Inc.*                                                     200             1,446
      Midas, Inc.*                                                          90             1,238
      Monro Muffler Brake, Inc.                                             80             1,845
      New York & Co., Inc.*                                                100               954
      Pacific Sunwear of California, Inc.*                                 290             1,952
      Pier 1 Imports, Inc.*                                              1,130             4,667
      Rent-A-Center, Inc.*                                                 540            12,031
      Select Comfort Corp.*                                                270               446
      Shoe Carnival, Inc.*                                                  20               328
      Sonic Automotive, Inc. - Class A                                     630             5,330
      Stage Stores, Inc.                                                   250             3,415
      Stein Mart, Inc.                                                     710             2,776
      Syms Corp.*                                                           90             1,216
      Systemax, Inc.                                                       110             1,547
      Talbots, Inc.                                                        350             4,585
      The Buckle, Inc.                                                      60             3,332
      The Cato Corp. - Class A                                             190             3,334
      The Children's Place Retail Stores, Inc.*                             60             2,001
      The Finish Line, Inc. - Class A                                       80               799
      The Men's Wearhouse, Inc.                                            200             4,248
      The Pep Boys - Manny, Moe & Jack                                     410             2,534
      Tractor Supply Co.*                                                   70             2,943
      Tween Brands, Inc.*                                                   50               489
      West Marine, Inc.*                                                   220             1,311
      Zale Corp.*                                                           40             1,000
      Zumiez, Inc.*                                                         10               165
                                                                                 ---------------
                                                                                         145,091
                                                                                 ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
      Carter's, Inc.*                                                      290             5,722
      Cherokee, Inc.                                                       150             3,297
      Columbia Sportswear Co.                                              170             7,133
      Crocs, Inc.*                                                         170               609
      Fossil, Inc.*                                                         80             2,258
      Hartmarx Corp.*                                                      340               636
      Heelys, Inc.*                                                        140               627
      Iconix Brand Group, Inc.*                                            160             2,093
      K-Swiss, Inc. - Class A                                              290             5,046
      Kenneth Cole Productions, Inc. - Class A                             240             3,528
      Maidenform Brands, Inc.*                                              90             1,306
      Movado Group, Inc.                                                   110             2,458
      Oxford Industries, Inc.                                              190             4,908
      Perry Ellis International, Inc.*                                      95             1,416
      Quiksilver, Inc.*                                                    150               861
      Skechers U.S.A., Inc. - Class A*                                      60             1,010
      Steven Madden, Ltd.*                                                 160             3,965
      The Timberland Co. - Class A*                                        490             8,511
      The Warnaco Group, Inc.*                                              80             3,623
      Under Armour, Inc. - Class A*                                         50             1,588
      Volcom, Inc.*                                                         70             1,210
      Weyco Group, Inc.                                                     20               669
      Wolverine World Wide, Inc.                                           160             4,234
                                                                                 ---------------
                                                                                          66,708
                                                                                 ---------------
   TOTAL CONSUMER DISCRETIONARY                                                          749,581
                                                                                 ---------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
   CONSUMER STAPLES -- 3.6%
      BEVERAGES -- 0.3%
      Coca-Cola Bottling Co. Consolidated                                  120   $         5,239
      MGP Ingredients, Inc.                                                 60               170
      National Beverage Corp.*                                             754             6,688
      The Boston Beer Co., Inc. - Class A*                                  10               475
                                                                                 ---------------
                                                                                          12,572
                                                                                 ---------------
      FOOD & STAPLES RETAILING -- 0.8%
      Casey's General Stores, Inc.                                         110             3,319
      Great Atlantic & Pacific Tea Co., Inc.*                              410             4,436
      Ingles Markets, Inc. - Class A                                       150             3,424
      Nash-Finch Co.                                                        70             3,018
      PriceSmart, Inc.                                                      30               502
      Ruddick Corp.                                                         90             2,920
      Spartan Stores, Inc.                                                  60             1,493
      The Andersons, Inc.                                                   40             1,409
      The Pantry, Inc.*                                                    210             4,450
      United Natural Foods, Inc.*                                           50             1,250
      Village Super Market - Class A                                        40             1,907
      Weis Markets, Inc.                                                   180             6,482
      Winn-Dixie Store, Inc.*                                              110             1,529
                                                                                 ---------------
                                                                                          36,139
                                                                                 ---------------
      FOOD PRODUCTS -- 1.4%
      Alico, Inc.                                                           60             2,846
      B&G Foods, Inc. - Class A                                            390             2,788
      Cal-Maine Foods, Inc.                                                 80             2,195
      Chiquita Brands International, Inc.*                                 370             5,850
      Darling International, Inc.*                                          20               222
      Farmer Brothers Co.                                                   40               995
      Flowers Foods, Inc.                                                  205             6,019
      Fresh Del Monte Produce, Inc.*                                       270             5,994
      Hain Celestial Group, Inc.*                                           50             1,377
      Imperial Sugar Co.                                                   260             3,520
      J&J Snack Foods Corp.                                                 90             3,052
      Lancaster Colony Corp.                                               260             9,792
      Lance, Inc.                                                          160             3,630
      Pilgrim's Pride Corp.                                                550             1,370
      Ralcorp Holdings, Inc.*                                               50             3,370
      Reddy Ice Holdings, Inc.                                             350             1,278
      Sanderson Farms, Inc.                                                 70             2,572
      Smart Balance, Inc.*                                                 190             1,246
      Tootsie Roll Industries, Inc.                                         73             2,110
      TreeHouse Foods, Inc.*                                                10               297
                                                                                 ---------------
                                                                                          60,523
                                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 0.1%
      Central Garden & Pet Co.*                                            200             1,176
      Central Garden & Pet Co. - Class A*                                  300             1,785
      WD-40 Co.                                                             80             2,874
                                                                                 ---------------
                                                                                           5,835
                                                                                 ---------------
      PERSONAL PRODUCTS -- 0.3%
      American Oriental Bioengineering, Inc.*                               90               584
      Chattem, Inc.*                                                        50             3,909
      Elizabeth Arden, Inc.*                                                50               981
      International Parfums, Inc.                                           60               814
      Mannatech, Inc.                                                      310             1,240
      Medifast, Inc.*                                                      120               817

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Nu Skin Enterprises, Inc. - Class A                                  340   $         5,515
      Parlux Fragrances, Inc.*                                              20               103
      Prestige Brands Holdings, Inc.*                                      170             1,510
      Tiens Biotech Group (USA), Inc.*                                     310               307
                                                                                 ---------------
                                                                                          15,780
                                                                                 ---------------
      TOBACCO -- 0.7%
      Alliance One International, Inc.*                                  1,130             4,294
      Universal Corp.                                                      230            11,291
      Vector Group, Ltd.                                                   776            13,703
                                                                                 ---------------
                                                                                          29,288
                                                                                 ---------------
   TOTAL CONSUMER STAPLES                                                                160,137
                                                                                 ---------------
   ENERGY -- 3.0%
      ENERGY EQUIPMENT & SERVICES -- 0.7%
      Allis-Chalmers Energy, Inc.*                                          70               885
      Bristow Group, Inc.*                                                  10               338
      Cal Dive International, Inc.*                                        993            10,526
      CARBO Ceramics, Inc.                                                  60             3,097
      Complete Production Services, Inc.*                                   30               604
      Dril-Quip, Inc.*                                                      20               868
      ENGlobal, Corp.*                                                      80             1,062
      Geokinetics, Inc.*                                                    80             1,520
      Gulf Island Fabrication, Inc.                                         30             1,034
      Hercules Offshore, Inc.*                                              40               606
      ION Geophysical Corp.*                                                50               709
      Lufkin Industries, Inc.                                               30             2,380
      Matrix Service Co.*                                                   20               382
      Newpark Resources, Inc.*                                             100               730
      Parker Drilling Co.*                                                  90               722
      Petroleum Helicopters, Inc.*                                          70             2,585
      Pioneer Drilling Co.*                                                 20               266
      RPC, Inc.                                                            110             1,547
      Smith International, Inc.                                              5               293
      Trico Marine Services, Inc.*                                          20               342
                                                                                 ---------------
                                                                                          30,496
                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 2.3%
      Alon USA Energy, Inc.                                              1,020            13,750
      APCO Argentina, Inc.                                                  40             1,132
      Arena Resources, Inc.*                                                20               777
      Atlas America, Inc.                                                   45             1,535
      ATP Oil & Gas Co.*                                                    10               178
      Berry Petroleum Co. - Class A                                         50             1,936
      Carrizo Oil & Gas, Inc.*                                              10               363
      Comstock Resources, Inc.*                                             10               501
      Crosstex Energy, Inc.                                                 80             1,998
      Delek US Holdings, Inc.                                              320             2,966
      Delta Petroleum Corp.*                                                30               407
      DHT Maritime, Inc.                                                   500             3,360
      Edge Petroleum Corp.*                                                 70               125
      Energy Partners, Ltd.*                                                20               173
      Evergreen Energy, Inc.*                                               40                38
      EXCO Resources, Inc.*                                                 80             1,306
      General Maritime Corp.                                               930            18,116
      GeoMet, Inc.*                                                        270             1,469
      Golar LNG, Ltd.                                                      210             2,789
      Goodrich Petroleum Corp.*                                             10               436
      Harvest Natural Resources, Inc.*                                      20               202
      International Coal Group, Inc.*                                      100               624
      Knightsbridge Tankers, Ltd.                                          230             6,088

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Nordic American Tanker Shipping                                      290   $         9,297
      Parallel Petroleum Corp.*                                             70               659
      Penn Virginia Corp.                                                   20             1,069
      Petrohawk Energy Corp.*                                               20               433
      Petroleum Development Corp.*                                          20               887
      Quest Resource Corp.*                                                 70               186
      Ship Finance International, Ltd.                                     620            13,367
      Stone Energy Corp.*                                                   10               423
      Swift Energy Co.*                                                     20               774
      Toreador Resources Corp.*                                            150             1,349
      USEC, Inc.*                                                          980             5,302
      Vaalco Energy, Inc.*                                                 100               684
      Walter Industries, Inc.                                               10               475
      Western Refining, Inc.                                               580             5,864
      Westmoreland Coal Co.*                                                50               790
      Whiting Petroleum Corp.*                                              10               713
      World Fuel Services Corp.                                            130             2,994
                                                                                 ---------------
                                                                                         105,535
                                                                                 ---------------
   TOTAL ENERGY                                                                          136,031
                                                                                 ---------------
   FINANCIALS -- 40.2%
      CAPITAL MARKETS -- 2.9%
      Apollo Investment Corp.                                            1,110            18,925
      Ares Capital Corp.                                                   835             8,709
      Blackrock Kelso Capital Corp.                                        293             3,378
      Calamos Asset Management, Inc. - Class A                             440             7,885
      Capital Southwest Corp.                                               10             1,421
      Cohen & Steers, Inc.                                                 170             4,816
      Cowen Group, Inc.*                                                   120             1,026
      Evercore Partners, Inc. - Class A                                    460             8,271
      FBR Capital Markets Corp.*                                           260             1,685
      GAMCO Investors, Inc. - Class A                                      120             7,116
      GFI Group, Inc.                                                      330             1,554
      Gladstone Capital Corp.                                              210             3,200
      Greenhill & Co., Inc.                                                 50             3,687
      Hercules Technology Growth Capital, Inc.                             381             3,693
      HFF, Inc. - Class A*                                                  30               120
      Kayne Anderson Energy Development Co.                                101             1,710
      KBW, Inc.*                                                            70             2,306
      Knight Capital Group, Inc. - Class A*                                180             2,675
      Kohlberg Capital Corp.                                               295             2,534
      LaBranche & Co., Inc.*                                               560             2,520
      MCG Capital Corp.                                                  3,170             8,305
      MVC Capital, Inc.                                                    170             2,593
      NGP Capital Resources Co.                                            153             2,229
      optionsXpress Holdings, Inc.                                         160             3,107
      Patriot Capital Funding, Inc.                                        445             2,835
      PennantPark Investment Corp.                                         200             1,482
      Penson Worldwide, Inc.*                                               30               416
      Piper Jaffray Cos.*                                                   70             3,027
      Prospect Capital Corp.                                               244             3,126
      Pzena Investment Management, Inc. - Class A                          410             3,887
      Sanders Morris Harris Group, Inc.                                    180             1,557
      Stifel Financial Corp.*                                               30             1,497
      SWS Group, Inc.                                                      155             3,125

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Thomas Weisel Partners Group, Inc.*                                   70   $           590
      Ticc Capital Corp.                                                   191               982
      TradeStation Group, Inc.*                                             50               468
      W.P. Stewart & Co., Ltd.*                                            320               371
                                                                                 ---------------
                                                                                         126,828
                                                                                 ---------------
      COMMERCIAL BANKS -- 11.8%
      1st Source Corp.                                                     160             3,760
      Amcore Financial, Inc.                                               662             6,123
      AmericanWest Bancorp                                                  90               119
      Ameris Bancorp                                                       150             2,227
      Arrow Financial Corp.                                                 24               706
      Banco Latinoamericano De Exportaciones SA                            540             7,787
      BancTrust Financial Group, Inc.                                      250             3,280
      Bank of the Ozarks, Inc.                                             120             3,240
      Banner Corp.                                                         280             3,363
      Boston Private Financial Holdings, Inc.                              490             4,283
      Cadence Financial Corp.                                              140             1,298
      Camden National Corp.                                                 90             3,145
      Capital City Bank Group, Inc.                                        100             3,135
      Capitol Bancorp, Ltd.                                                340             6,627
      Cascade Bancorp                                                      260             2,311
      Cathay General Bancorp                                               440            10,472
      Center Financial Corp.                                               130             1,660
      Centerstate Banks of Florida, Inc.                                   110             1,966
      Central Pacific Financial Corp.                                      440             7,396
      Chemical Financial Corp.                                             200             6,228
      City Bank/Lynnwood, Washington                                       480             7,488
      City Holding Co.                                                      50             2,112
      CoBiz Financial, Inc.                                                330             3,963
      Columbia Banking System, Inc.                                        200             3,546
      Community Bancorp*                                                    70               445
      Community Bank Systems, Inc.                                         190             4,778
      Community Trust Bancorp, Inc.                                         60             2,064
      CVB Financial Corp.                                                  462             6,422
      East West Bancorp, Inc.                                              600             8,220
      Farmers Capital Bank Corp.                                           130             3,513
      First Bancorp/North Carolina                                         160             2,736
      First Bancorp/Puerto Rico                                          1,010            11,171
      First Busey Corp.                                                    240             4,399
      First Commonwealth Financial Corp.                                   780            10,507
      First Community Bancshares, Inc.                                      40             1,501
      First Financial Bancorp                                              510             7,446
      First Merchants Corp.                                                200             4,560
      First Midwest Bancorp, Inc.                                          510            12,362
      First Regional Bancorp, Inc.*                                         60               375
      First South Bancorp                                                  110             1,900
      First State Bancorp                                                  120               641
      FirstMerit Corp.                                                     880            18,480
      FNB Corp.                                                            760            12,145
      Frontier Financial Corp.                                             480             6,446
      Glacier Bancorp, Inc.                                                210             5,202
      Great Southern Bancorp, Inc.                                          70               893
      Greene Bancshares, Inc.                                              130             3,056
      Hancock Holding Co.                                                   60             3,060
      Hanmi Financial Corp.                                                460             2,323
      Harleysville National Corp.                                          380             6,452

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Heartland Financial USA, Inc.                                         50   $         1,253
      Heritage Commerce Corp.                                              140             2,131
      Horizon Financial Corp.                                              120             1,090
      IBERIABANK Corp.                                                      30             1,586
      Independent Bank Corp./Massachusetts                                  20               623
      Independent Bank Corp./Michigan                                       20               124
      Integra Bank Corp.                                                   350             2,793
      International Bancshares Corp.                                       370             9,990
      InterVest Bancshares Corp.                                            60               458
      Irwin Financial Corp.                                                120               474
      Lakeland Bancorp, Inc.                                               164             1,917
      Macatawa Bank Corp.                                                  220             1,538
      MainSource Financial Group, Inc.                                      94             1,842
      MB Financial, Inc.                                                   180             5,953
      MBT Financial Corp.                                                   50               232
      Mercantile Bank Corp.                                                 71               567
      Midwest Banc Holdings, Inc.                                          480             1,920
      Nara Bancorp, Inc.                                                    90             1,008
      National Penn Bancshares, Inc.                                       408             5,957
      NBT Bancorp, Inc.                                                    160             4,787
      Old National Bancorp/Indiana                                         640            12,813
      Old Second Bancorp, Inc.                                             160             2,963
      Oriental Financial Group                                             200             3,572
      Pacific Capital Bancorp                                              540            10,989
      Pacific Continental Corp.                                            120             1,757
      PacWest Bancorp                                                      270             7,719
      Park National Corp.                                                  170            13,260
      Peoples Bancorp, Inc./Ohio                                           130             2,830
      Preferred Bank                                                        30               336
      PremierWest Bancorp                                                  240             1,937
      Prosperity Bancshares, Inc.                                          110             3,739
      Provident Bankshares Corp.                                           970             9,419
      Renasant Corp.                                                       170             3,691
      Republic Bancorp, Inc./Kentucky - Class A                             64             1,940
      Royal Bancshares of Pennsylvania - Class A                            87               485
      S&T Bancorp, Inc.                                                    140             5,156
      Sandy Springs Bancorp, Inc.                                          210             4,641
      Santander BanCorp                                                    420             4,536
      SCBT Financial Corp.                                                  12               451
      Seacoast Banking Corp. of Florida                                    300             3,219
      Security Bank Corp.                                                  294             1,220
      Sierra Bancorp                                                        70             1,460
      Simmons First National Corp. - Class A                                30             1,068
      Southside Bancshares, Inc.                                            20               504
      Southwest Bancorp, Inc.                                              140             2,474
      StellarOne Corp.                                                     110             2,274
      Sterling Bancorp                                                     200             2,892
      Sterling Bancshares, Inc.                                            230             2,403
      Sterling Financial Corp./Washington                                  540             7,830
      Suffolk Bancorp                                                       20               788
      Sun Bancorp, Inc.*                                                    84             1,138
      Superior Bancorp*                                                     50               423
      Susquehanna Bancshares, Inc.                                         690            13,469
      Taylor Capital Group, Inc.                                            70               839
      Texas Capital Bancshares, Inc.*                                       20               415
      The Colonial BancGroup, Inc.                                       1,440            11,318

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      The South Financial Group, Inc.                                    1,950   $        14,293
      Tompkins Financial Corp.                                              30             1,515
      Trico Bancshares                                                     210             4,521
      Trustmark Corp.                                                      520            10,785
      UCBH Holdings, Inc.                                                  460             2,949
      UMB Financial Corp.                                                   60             3,151
      Umpqua Holdings Corp.                                                400             5,884
      Union Bankshares Corp.                                                80             1,920
      United Bankshares, Inc.                                              350            12,250
      United Community Banks, Inc./Georgia                                 413             5,478
      United Security Bancshares                                            80             1,309
      Univest Corp. of PA                                                   80             2,960
      Vineyard National Bancorp                                             94               118
      Virginia Commerce Bancorp, Inc.*                                      12                75
      Washington Trust Bancorp, Inc.                                       130             3,458
      WesBanco, Inc.                                                       280             7,454
      West Bancorp, Inc.                                                   260             3,388
      West Coast Bancorp/Oregon                                            210             3,079
      Westamerica Bancorp                                                  110             6,328
      Western Alliance Bancorp*                                             70             1,082
      Wilshire Bancorp, Inc.                                               180             2,191
      Wintrust Financial Corp.                                              90             2,641
      Yadkin Valley Financial Corp.                                        120             2,035
                                                                                 ---------------
                                                                                         528,407
                                                                                 ---------------
      CONSUMER FINANCE -- 1.1%
      Advance America Cash Advance Centers, Inc.                         1,560             4,664
      Advanta Corp. - Class B                                            1,455            11,975
      Cash America International, Inc.                                     160             5,767
      Credit Acceptance Corp.*                                             140             2,380
      Dollar Financial Corp.*                                               20               308
      EzCorp, Inc.- Class A*                                               200             3,760
      First Cash Financial Services, Inc.*                                  90             1,350
      Nelnet, Inc. - Class A                                               730            10,366
      Rewards Network, Inc.*                                               260             1,305
      United PanAm Financial Corp.*                                         80               294
      World Acceptance Corp.*                                              170             6,120
                                                                                 ---------------
                                                                                          48,289
                                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.9%
      Asset Acceptance Capital Corp.*                                      490             5,165
      Asta Funding, Inc.                                                   150             1,052
      Compass Diversified Holdings                                         110             1,533
      Encore Capital Group, Inc.*                                          350             4,795
      Financial Federal Corp.                                              210             4,813
      Interactive Brokers Group, Inc. - Class A*                           260             5,764
      MarketAxess Holdings, Inc.*                                           60               484
      Medallion Financial Corp.                                            210             2,199
      NewStar Financial, Inc.*                                             230             1,861
      PHH Corp.*                                                           460             6,113
      Portfolio Recovery Associates, Inc.*                                  70             3,404
      Primus Guaranty, Ltd.*                                             1,340             3,511
      Resource America, Inc. - Class A                                     120             1,140
                                                                                 ---------------
                                                                                          41,834
                                                                                 ---------------
      INSURANCE -- 9.2%
      AMBAC Financial Group, Inc.                                        1,110             2,586
      American Equity Investment Life Holding Co.                          310             2,325

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      American Physicians Capital, Inc.                                     20   $           847
      American Safety Insurance Holdings, Ltd.*                            220             3,324
      Amerisafe, Inc.*                                                      70             1,274
      Amtrust Financial Services, Inc.                                     350             4,756
      Argo Group International Holdings, Ltd.*                             340            12,529
      Aspen Insurance Holdings, Ltd.                                     1,270            34,925
      Assured Guaranty, Ltd.                                               500             8,130
      Baldwin & Lyons, Inc. - Class B                                      280             6,712
      Citizens, Inc.*                                                      270             2,219
      CNA Surety Corp.*                                                    330             5,511
      Crawford & Co.*                                                      200             3,040
      Delphi Financial Group, Inc. - Class A                               630            17,665
      Donegal Group, Inc. - Class A                                        120             2,176
      EMC Insurance Group, Inc.                                            130             3,832
      Employers Holdings, Inc.                                             560             9,733
      Enstar Group, Ltd.*                                                   30             2,921
      FBL Financial Group, Inc. - Class A                                  500            13,945
      First Mercury Financial Corp.*                                        70               998
      Flagstone Reinsurance Holdings, Ltd.                                 100             1,027
      FPIC Insurance Group, Inc.*                                           30             1,542
      Hallmark Financial Services, Inc.*                                   130             1,182
      Harleysville Group, Inc.                                             250             9,450
      Hilltop Holdings, Inc.*                                              200             2,064
      Horace Mann Educators Corp.                                          770             9,910
      Independence Holding Co.                                             160             1,848
      Infinity Property & Casualty Corp.                                    60             2,472
      IPC Holdings, Ltd.                                                   300             9,063
      Kansas City Life Insurance Co.                                        60             2,760
      LandAmerica Financial Group, Inc.                                     90             2,183
      Max Capital Group, Ltd.                                              980            22,765
      Meadowbrook Insurance Group, Inc.                                    657             4,638
      Montpelier Re Holdings, Ltd.                                       1,130            18,656
      National Financial Partners Corp.                                    270             4,050
      National Interstate Corp.                                            120             2,884
      National Western Life Insurance Co. - Class A                         30             7,262
      Navigators Group, Inc.*                                              110             6,380
      NYMagic, Inc.                                                         50             1,263
      Odyssey Re Holdings Corp.                                            310            13,578
      Platinum Underwriters Holdings, Ltd.                                 550            19,514
      PMA Capital Corp.*                                                   150             1,323
      Presidential Life Corp.                                              190             3,000
      ProAssurance Corp.*                                                  130             7,280
      RAM Holdings, Ltd.*                                                  250               420
      RLI Corp.                                                            170            10,555
      Safety Insurance Group, Inc.                                         180             6,827
      SeaBright Insurance Holdings, Inc.*                                  110             1,430
      Selective Insurance Group, Inc.                                      940            21,545
      State Auto Financial Corp.                                           360            10,465
      Stewart Information Services Corp.                                   330             9,817
      Syncora Holdings Ltd.                                                730               956

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      The Phoenix Cos., Inc.                                             1,610   $        14,876
      Tower Group, Inc.                                                    160             3,770
      United America Indemnity, Ltd. - Class A*                            470             6,688
      United Fire & Casualty Co.                                           230             6,576
      Validus Holdings, Ltd.                                               190             4,418
      Zenith National Insurance Corp.                                      420            15,389
                                                                                 ---------------
                                                                                         409,274
                                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 12.3%
      Acadia Realty Trust                                                   80             2,022
      Agree Realty Corp.                                                   120             3,432
      Alesco Financial, Inc.                                               690               621
      American Campus Communities, Inc.                                    100             3,388
      Ashford Hospitality Trust, Inc.                                    1,600             6,480
      Associated Estates Realty Corp.                                      240             3,127
      BioMed Realty Trust, Inc.                                            290             7,670
      BRT Realty Trust                                                      50               430
      Capital Trust, Inc. - Class A                                        330             5,115
      CapLease Funding, Inc.                                               570             4,520
      Capstead Mortgage Corp.                                              430             4,709
      Care Investment Trust, Inc.                                          150             1,722
      CBRE Realty Finance, Inc.                                            300               405
      Cedar Shopping Centers, Inc.                                         380             5,024
      Chimera Investment Corp.                                             170             1,056
      Cogdell Spencer, Inc.                                                150             2,406
      Colonial Properties Trust                                          1,290            24,110
      Corporate Office Properties Trust                                    250            10,087
      Cousins Properties, Inc.                                             810            20,436
      DCT Industrial Trust, Inc.                                           560             4,194
      DiamondRock Hospitality Co.                                          470             4,277
      Digital Realty Trust, Inc.                                            10               473
      DuPont Fabros Technology, Inc.                                        70             1,068
      Eastgroup Properties, Inc.                                           100             4,854
      Education Realty Trust, Inc.                                         210             2,327
      Entertainment Properties Trust                                       190            10,397
      Equity Lifestyle Properties, Inc.                                     50             2,652
      Equity One, Inc.                                                     590            12,089
      Extra Space Storage, Inc.                                            270             4,147
      FelCor Lodging Trust, Inc.                                           890             6,372
      First Industrial Realty Trust, Inc.                                  660            18,929
      First Potomac Realty Trust                                           220             3,782
      Franklin Street Properties Corp.                                     570             7,410
      Getty Realty Corp.                                                   420             9,311
      Glimcher Realty Trust                                                980            10,231
      Gramercy Capital Corp.                                               650             1,684
      Hatteras Financial Corp.                                             220             5,104
      Healthcare Realty Trust, Inc.                                        730            21,279
      Hersha Hospitality Trust                                             590             4,390
      Highwoods Properties, Inc.                                           560            19,914
      Home Properties, Inc.                                                320            18,544
      Inland Real Estate Corp.                                             590             9,257
      Investors Real Estate Trust                                          390             4,364
      Kite Realty Group Trust                                              290             3,190
      LaSalle Hotel Properties                                             390             9,095
      Lexington Realty Trust                                             1,130            19,459
      LTC Properties, Inc.                                                 180             5,278
      Medical Properties Trust, Inc.                                       510             5,788
      Mid-America Apartment Communities, Inc.                              170             8,354
      Mission West Properties, Inc.                                        320             3,117
      Monmouth Real Estate - Class A                                       230             1,792
      National Health Investors, Inc.                                      180             6,152

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      National Retail Properties, Inc.                                     490   $        11,735
      Nationwide Health Properties, Inc.                                   130             4,677
      NorthStar Realty Finance Corp.                                     1,430            11,082
      Omega Healthcare Investors, Inc.                                     450             8,847
      One Liberty Properties, Inc.                                         180             3,181
      Parkway Properties, Inc.                                             210             7,951
      Pennsylvania Real Estate Investment Trust                            550            10,367
      Post Properties, Inc.                                                360            10,069
      Potlatch Corp.                                                       170             7,886
      PS Business Parks, Inc.                                              180            10,368
      Ramco-Gershenson Properties Trust                                    290             6,502
      Realty Income Corp.                                                  750            19,200
      Saul Centers, Inc.                                                    70             3,538
      Senior Housing Properties Trust                                      610            14,536
      Sovran Self Storage, Inc.                                            160             7,150
      Strategic Hotels & Resources, Inc.                                 1,210             9,135
      Sun Communities, Inc.                                                360             7,132
      Sunstone Hotel Investors, Inc.                                       510             6,885
      Tanger Factory Outlet Centers, Inc.                                  180             7,882
      U-Store-It Trust                                                     340             4,172
      Universal Health Realty Income Trust                                 100             3,890
      Urstadt Biddle Properties, Inc. - Class A                            260             4,875
      Washington Real Estate Investment Trust                              310            11,355
      Winthrop Realty Trust                                                430             1,677
                                                                                 ---------------
                                                                                         550,126
                                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      Avatar Holdings, Inc.*                                                70             2,310
      Consolidated Tomoka Land Co.                                          30             1,296
      HouseValues, Inc.*                                                   210               556
      Thomas Properties Group, Inc.                                        190             1,919
                                                                                 ---------------
                                                                                           6,081
                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE -- 1.9%
      Abington Bancorp, Inc.                                                40               405
      Anchor BanCorp Wisconsin, Inc.                                       450             3,308
      BankFinancial Corp.                                                   40               587
      Berkshire Hills Bancorp, Inc.                                         60             1,920
      Brookline Bancorp, Inc.                                              720             9,209
      Centerline Holding Co.                                               470               935
      Corus Bankshares, Inc.                                             2,420             9,801
      Dime Community Bancshares                                            150             2,283
      Federal Agricultural Mortgage Corp. - Class C                        200               820
      First Financial Holdings, Inc.                                       150             3,927
      First Place Financial Corp.                                          210             2,699
      FirstFed Financial Corp.*                                            230             1,803
      Flagstar Bancorp, Inc.                                             2,480             7,390
      Flushing Financial Corp.                                              60             1,050
      Franklin Bank Corp.*                                                 170                83
      Imperial Capital Bancorp, Inc.                                        70               607
      K-Fed Bancorp                                                        100               916
      NASB Financial, Inc.                                                 150             4,874
      NewAlliance Bancshares, Inc.                                         220             3,307
      Northwest Bancorp, Inc.                                              140             3,856
      OceanFirst Financial Corp.                                            90             1,631

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Provident Financial Services, Inc.                                   230   $         3,797
      Provident New York Bancorp                                           120             1,586
      TierOne Corp.                                                        280             1,436
      TrustCo Bank Corp. NY                                                910            10,656
      United Community Financial Corp.                                     680             3,400
      Westfield Financial, Inc.                                             30               309
      Willow Financial Bancorp, Inc.                                       152             1,389
      WSFS Financial Corp.                                                  20             1,200
                                                                                 ---------------
                                                                                          85,184
                                                                                 ---------------
   TOTAL FINANCIALS                                                                    1,796,023
                                                                                 ---------------
   HEALTH CARE -- 5.0%
      BIOTECHNOLOGY -- 0.3%
      Acadia Pharmaceuticals, Inc.*                                         50               134
      Alkermes, Inc.*                                                       50               665
      Alnylam Pharmaceuticals, Inc.*                                        90             2,605
      Altus Pharmaceuticals, Inc.*                                          10                11
      Arena Pharmaceuticals, Inc.*                                          70               350
      BioCryst Pharmaceuticals, Inc.*                                       70               220
      BioMarin Pharmaceutical, Inc.*                                        10               265
      CV Therapeutics, Inc.*                                                50               540
      Dendreon Corp.*                                                       20               114
      Enzon Pharmaceuticals, Inc.*                                         170             1,255
      GTx, Inc.*                                                            20               380
      InterMune, Inc.*                                                      30               513
      Isis Pharmaceuticals, Inc.*                                           50               845
      Keryx Biopharmaceuticals, Inc.*                                       50                18
      Martek Bioscience Corp.                                               10               314
      Neurocrine Biosciences, Inc.*                                         60               281
      Osiris Therapeutics, Inc.*                                            40               772
      Progenics Pharmaceuticals, Inc.*                                      10               133
      United Therapeutics Corp.*                                            20             2,103
                                                                                 ---------------
                                                                                          11,518
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
      Align Technology, Inc.*                                               30               325
      American Medical Systems Holdings, Inc.*                             130             2,309
      Analogic Corp.                                                        30             1,493
      Arthrocare Corp.*                                                     40             1,109
      Aspect Medical Systems, Inc.*                                         50               260
      Candela Corp.*                                                       110               269
      Cantel Medical Corp.*                                                140             1,347
      Conmed Corp.*                                                         60             1,920
      Cryolife, Inc.*                                                       20               262
      Cutera, Inc.*                                                         60               637
      Cyberonics, Inc.*                                                     10               170
      Datascope Corp.                                                       30             1,549
      DexCom, Inc.*                                                        100               619
      Greatbatch, Inc.*                                                     50             1,227
      Hansen Medical, Inc.*                                                 10               134
      HealthTronics, Inc.*                                                 310               905
      Hologic, Inc.*                                                        30               580
      ICU Medical, Inc.*                                                    50             1,520
      Immucor, Inc.*                                                        70             2,237
      Invacare Corp.                                                       170             4,104
      Inverness Medical Innovations, Inc.*                                  10               300
      IRIS International, Inc.*                                             50               895
      Medical Action Industries, Inc.*                                      45               591
      Mentor Corp.                                                         210             5,011
      Meridian Bioscience, Inc.                                            105             3,049

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Neurometrix, Inc.*                                                   130   $           124
      NxStage Medical, Inc.*                                                60               253
      OraSure Technologies, Inc.*                                           40               197
      Orthofix International N.V.*                                         100             1,863
      Palomar Medical Technologies, Inc.*                                   60               808
      Quidel Corp.*                                                         70             1,149
      Sirona Dental Systems, Inc.*                                          20               466
      STERIS Corp.                                                         130             4,885
      Symmetry Medical, Inc.*                                               70             1,299
      Thoratec Corp.*                                                       50             1,312
      West Pharmaceutical Services, Inc.                                    70             3,417
                                                                                 ---------------
                                                                                          48,595
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.4%
      Air Methods Corp.*                                                    10               283
      Alliance Imaging, Inc.*                                              170             1,746
      Amedisys, Inc.*                                                       40             1,947
      American Dental Partners, Inc.*                                       10               117
      AMERIGROUP Corp.*                                                    340             8,581
      AMN Healthcare Services, Inc.*                                       100             1,757
      AmSurg Corp.*                                                         40             1,019
      Animal Health International, Inc.*                                   140             1,154
      Assisted Living Concepts, Inc.*                                      250             1,592
      Centene Corp.*                                                       250             5,127
      Chemed Corp.                                                          80             3,285
      Corvel Corp.*                                                         70             2,003
      Cross Country Healthcare, Inc.*                                      220             3,584
      Emergency Medical Services Corp. - Class A*                          110             3,287
      Emeritus Corp.*                                                      100             2,490
      HealthExtras, Inc.*                                                   40             1,045
      HealthSouth Corp.*                                                   420             7,741
      Healthspring, Inc.*                                                   80             1,693
      Healthways, Inc.*                                                    110             1,774
      inVentiv Health, Inc.*                                                70             1,236
      Kindred Healthcare, Inc.*                                            140             3,860
      LCA - Vision, Inc.                                                   160               742
      LHC Group, Inc.*                                                      70             1,994
      Magellan Health Services, Inc.*                                      150             6,159
      Medcath Corp.*                                                        50               896
      Molina Healthcare, Inc.*                                             160             4,960
      National HealthCare Corp.                                             10               471
      Nighthawk Radiology Holdings, Inc.*                                   40               289
      Odyssey Healthcare, Inc.*                                            100             1,015
      Owens & Minor, Inc.                                                  130             6,305
      PharMerica Corp.*                                                    180             4,048
      Providence Service Corp.*                                             50               490
      Psychiatric Solutions, Inc.*                                          50             1,897
      RadNet, Inc.*                                                        250             1,002
      RehabCare Group, Inc.*                                                80             1,448
      Res-Care, Inc.*                                                      110             1,995
      Skilled Healthcare Group, Inc.- Class A*                             100             1,589
      Sun Healthcare Group, Inc.*                                           30               440
      Sunrise Senior Living, Inc.*                                         340             4,689
      Triple-S Management Corp.- Class B*                                  120             1,955
      Universal American Corp.*                                            620             7,558
                                                                                 ---------------
                                                                                         105,263
                                                                                 ---------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      HEALTH CARE TECHNOLOGY -- 0.1%
      Computer Programs & Systems, Inc.                                    140   $         4,053
      Omnicell, Inc.*                                                       10               132
      Vital Images, Inc.*                                                   90             1,350
                                                                                 ---------------
                                                                                           5,535
                                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.5%
      Affymetrix, Inc.*                                                    210             1,625
      Albany Molecular Research, Inc.*                                      50               905
      Bio-Rad Laboratories, Inc. - Class A*                                 30             2,974
      Bruker Corp.*                                                         60               800
      Cambrex Corp.*                                                     2,030            12,484
      Enzo Biochem, Inc.*                                                   10               110
      Kendle International, Inc.*                                           40             1,788
      PARAXEL International Corp.*                                          20               573
      Pharmanet Development Group, Inc.*                                    50               361
      Varian, Inc.*                                                         30             1,287
                                                                                 ---------------
                                                                                          22,907
                                                                                 ---------------
      PHARMACEUTICALS -- 0.6%
      Alpharma, Inc.*                                                      160             5,902
      Auxilium Pharmaceuticals, Inc.*                                       30               972
      Caraco Pharmaceutical Laboratories, Ltd.*                             30               375
      KV Pharmaceutical Co. - Class A*                                      60             1,363
      MDRNA, Inc.*                                                          60                23
      Medicis Pharmaceutical Corp. - Class A                               270             4,026
      Noven Pharmaceuticals, Inc.*                                         130             1,518
      Par Pharmaceutical Cos., Inc.*                                       120             1,475
      Penwest Pharmaceuticals Co.*                                          70               144
      Pozen, Inc.*                                                          60               631
      Salix Pharmaceuticals, Ltd.*                                         130               833
      Somaxon Pharmaceuticals, Inc.*                                        30                95
      SuperGen, Inc.*                                                       30                43
      The Medicines Co.*                                                    20               464
      Valeant Pharmaceuticals International*                               350             7,165
      ViroPharma, Inc.*                                                    200             2,624
                                                                                 ---------------
                                                                                          27,653
                                                                                 ---------------
   TOTAL HEALTH CARE                                                                     221,471
                                                                                 ---------------
   INDUSTRIALS -- 12.3%
      AEROSPACE & DEFENSE -- 0.8%
      AAR Corp.*                                                           100             1,659
      American Science & Engineering, Inc.                                  20             1,195
      Applied Energetics, Inc.*                                            110                94
      Argon ST, Inc.*                                                       20               470
      Ceradyne, Inc.*                                                      100             3,666
      Cubic Corp.                                                          100             2,459
      Curtiss-Wright Corp.                                                 100             4,545
      Ducommun, Inc.                                                        50             1,194
      DynCorp International, Inc. - Class A*                               210             3,520
      Esterline Technologies Corp.*                                         50             1,979
      GenCorp, Inc.*                                                        80               539
      HEICO Corp.                                                           90             2,954
      Ladish Co., Inc.*                                                     10               203
      Orbital Sciences Corp.*                                               50             1,198

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Taser International, Inc.*                                            40   $           286
      Teledyne Technologies, Inc.*                                          50             2,858
      TransDigm Group, Inc.*                                               110             3,765
      Triumph Group, Inc.                                                   30             1,371
                                                                                 ---------------
                                                                                          33,955
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS -- 0.2%
      Atlas Air Worldwide Holdings, Inc.*                                   40             1,612
      Hub Group, Inc. - Class A*                                            40             1,506
      Pacer International, Inc.                                            200             3,294
      Park-Ohio Holdings Corp.*                                             90             1,610
                                                                                 ---------------
                                                                                           8,022
                                                                                 ---------------
      AIRLINES -- 0.4%
      Alaska Air Group, Inc.*                                               90             1,835
      Mesa Air Group, Inc.*                                                170                56
      Pinnacle Airlines Corp.*                                             290             1,154
      Republic Airways Holdings, Inc.*                                     460             4,688
      SkyWest, Inc.                                                        290             4,634
      US Airways Group, Inc.*                                            1,060             6,392
                                                                                 ---------------
                                                                                          18,759
                                                                                 ---------------
      BUILDING PRODUCTS -- 0.7%
      American Woodmark Corp.                                              100             2,245
      Apogee Enterprises, Inc.                                             150             2,255
      Builders FirstSource, Inc.*                                        1,300             7,787
      Gibraltar Industries, Inc.                                           260             4,865
      Griffon Corp.*                                                       220             1,984
      Insteel Industries, Inc.                                              70               951
      NCI Building Systems, Inc.*                                          110             3,492
      PGT, Inc.*                                                           287               870
      Simpson Manufacturing Co., Inc.                                      170             4,605
      Trex Co., Inc.*                                                       10               181
      Universal Forest Products, Inc.                                      120             4,189
                                                                                 ---------------
                                                                                          33,424
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.8%
      ABM Industries, Inc.                                                 190             4,150
      ACCO Brands Corp.*                                                 1,570            11,838
      American Ecology Corp.                                                20               553
      American Reprographics Co.*                                          150             2,587
      AMREP Corp.*                                                          50             2,120
      Bowne & Co., Inc.                                                    120             1,386
      Casella Waste Systems, Inc.*                                          90             1,057
      Cenveo, Inc.*                                                        160             1,230
      Clean Harbors, Inc.*                                                  10               676
      Comfort Systems USA, Inc.                                             50               668
      CompX International, Inc.                                             70               386
      Consolidated Graphics, Inc.*                                          60             1,820
      Courier Corp.                                                        120             2,443
      Deluxe Corp.                                                         900            12,951
      Ennis, Inc.                                                          220             3,401
      G & K Services, Inc. - Class A                                        80             2,644
      Healthcare Services Group, Inc.                                       90             1,646
      Herman Miller, Inc.                                                  240             5,873
      HNI Corp.                                                            630            15,964
      ICT Group, Inc.*                                                      60               483
      Interface, Inc. - Class A                                             50               569
      Kimball International, Inc. - Class B                                600             6,480
      Knoll, Inc.                                                          290             4,385
      M&F Worldwide Corp.*                                                 110             4,400
      McGrath RentCorp                                                     130             3,747
      Mine Safety Appliances Co.                                           120             4,574

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Mobile Mini, Inc.*                                                    10   $           193
      Protection One, Inc.*                                                460             4,053
      Rollins, Inc.                                                        135             2,562
      Schawk, Inc.                                                         120             1,814
      Standard Register Co.                                                420             4,137
      Sykes Enterprises, Inc.*                                              30               659
      Tetra Tech, Inc.*                                                     80             1,925
      The GEO Group, Inc.*                                                  20               404
      United Stationers, Inc.*                                             150             7,174
      Viad Corp.                                                           100             2,879
                                                                                 ---------------
                                                                                         123,831
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 0.5%
      Dycom Industries, Inc.*                                              160             2,083
      EMCOR Group, Inc.*                                                   210             5,527
      Granite Construction, Inc.                                           170             6,090
      Insituform Technologies, Inc. - Class A*                              90             1,347
      Integrated Electrical Services, Inc.*                                 20               351
      Layne Christensen Co.*                                                10               354
      Perini Corp.*                                                        140             3,611
      Pike Electric Corp.*                                                  80             1,178
      Sterling Construction Co., Inc.*                                      50               810
                                                                                 ---------------
                                                                                          21,351
                                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 1.1%
      Acuity Brands, Inc.                                                  150             6,264
      American Superconductor Corp.*                                        20               471
      Baldor Electric Co.                                                  150             4,322
      Belden, Inc.                                                         160             5,086
      Brady Corp. - Class A                                                180             6,351
      Encore Wire Corp.                                                     50               906
      Franklin Electric Co., Inc.                                           60             2,673
      FuelCell Energy, Inc.*                                                40               241
      General Cable Corp.*                                                  20               713
      GrafTech International, Ltd.*                                         40               604
      LSI Industries, Inc.                                                 280             2,316
      Medis Technologies, Ltd.*                                             40                72
      Powell Industries, Inc.*                                              10               408
      Preformed Line Products Co.                                           20             1,167
      Regal-Beloit Corp.                                                   120             5,102
      Smith (A.O.) Corp.                                                   170             6,662
      Vicor Corp.                                                          120             1,066
      Woodward Governor Co.                                                120             4,232
                                                                                 ---------------
                                                                                          48,656
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 0.4%
      Otter Tail Corp.                                                     120             3,688
      Raven Industries, Inc.                                                30             1,180
      Seaboard Corp.                                                         5             6,285
      Standex International Corp.                                          120             3,330
      Tredegar Industries Corp.                                            180             3,202
      United Capital Corp.*                                                 80             2,119
                                                                                 ---------------
                                                                                          19,804
                                                                                 ---------------
      MACHINERY -- 2.4%
      3-D Systems Corp.*                                                    40               570
      Accuride Corp.*                                                      610               976
      Actuant Corp. - Class A                                              110             2,776
      ALAMO Group, Inc.                                                     60             1,023
      Albany International Corp. - Class A                                  70             1,913
      American Railcar Industries, Inc.                                    100             1,604
      Astec Industries, Inc.*                                               10               308

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Barnes Group, Inc.                                                   210   $         4,246
      Basin Water, Inc.*                                                    40                74
      Briggs & Stratton Corp.                                              570             9,223
      Cascade Corp.                                                         70             3,067
      Chart Industries, Inc.*                                              170             4,855
      CIRCOR International, Inc.                                            40             1,737
      Clarcor, Inc.                                                         70             2,657
      Commercial Vehicle Group, Inc.*                                      220             1,564
      Dynamic Materials Corp.                                               40               928
      EnPro Industries, Inc.*                                               40             1,486
      ESCO Technologies, Inc.*                                              20               963
      Federal Signal Corp.                                                 310             4,247
      FreightCar America, Inc.                                             100             2,927
      Gehl Co.*                                                             50             1,472
      Greenbrier Cos., Inc.                                                 90             1,756
      Kadant, Inc.*                                                         40               911
      Kaydon Corp.                                                          60             2,704
      Lindsay Corp.                                                         10               728
      Middleby Corp.*                                                       40             2,172
      Mueller Industries, Inc.                                             310             7,133
      Mueller Water Products, Inc. - Class A                               230             2,065
      NACCO Industries, Inc. - Class A                                      50             4,726
      NN, Inc.                                                              90             1,157
      Nordson Corp.                                                         80             3,929
      Robbins & Myers, Inc.                                                 10               309
      Sauer-Danfoss, Inc.                                                  180             4,444
      Sun Hydraulics Corp.                                                  40             1,042
      Tecumseh Products Co. - Class A*                                      40             1,002
      Tennant Co.                                                           50             1,713
      The Gorman-Rupp Co.                                                   20               754
      Thermadyne Holdings Corp.*                                           120             2,000
      Titan International, Inc.                                             12               256
      TriMas Corp.*                                                        220             1,443
      Twin Disc, Inc.                                                       70               963
      Wabash National Corp.                                                370             3,497
      Wabtec Corp.                                                          50             2,562
      Watts Water Technologies, Inc. - Class A                             160             4,376
      Xerium Technologies, Inc.                                            760             4,894
                                                                                 ---------------
                                                                                         105,152
                                                                                 ---------------
      MARINE -- 0.2%
      American Commercial Lines, Inc.*                                     180             1,915
      Eagle Bulk Shipping, Inc.                                            180             2,509
      Genco Shipping & Trading, Ltd.                                        90             2,992
      Horizon Lines, Inc. - Class A                                        360             3,553
      TBS International, Ltd. - Class A*                                    20               269
                                                                                 ---------------
                                                                                          11,238
                                                                                 ---------------
      PROFESSIONAL SERVICES -- 1.3%
      Administaff, Inc.                                                    150             4,083
      Barrett Business Services, Inc.                                       40               519
      CBIZ, Inc.*                                                           40               338
      CDI Corp.                                                            170             3,796
      COMSYS IT Partners, Inc.*                                            200             1,944
      CoStar Group, Inc.*                                                   10               454
      CRA International, Inc.*                                              40             1,099
      Diamond Management & Technology Consultants, Inc.                    210               985

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Duff & Phelps Corp. - Class A*                                       140   $         2,944
      Exponent, Inc.*                                                       20               662
      First Advantage Corp. - Class A*                                     190             2,670
      Heidrick & Struggles International, Inc.                              80             2,412
      Hudson Highland Group, Inc.*                                          50               348
      Huron Consulting Group, Inc.*                                         30             1,709
      ICF International, Inc.*                                              70             1,383
      Kelly Services, Inc. - Class A                                       230             4,381
      Kforce, Inc.*                                                        190             1,940
      Korn/Ferry International, Inc.*                                      150             2,673
      LECG Corp.*                                                           70               565
      MPS Group, Inc.*                                                     360             3,629
      Navigant Consulting, Inc.*                                           190             3,779
      On Assignment, Inc.*                                                  30               236
      Resources Connection, Inc.*                                          190             4,281
      School Specialty, Inc.*                                               40             1,248
      Spherion Corp.*                                                      290             1,412
      The Advisory Board Co.*                                               40             1,206
      Trueblue, Inc.*                                                      250             4,040
      Volt Information Sciences, Inc.*                                     200             1,796
      Watson Wyatt Worldwide, Inc. - Class A                                60             2,984
                                                                                 ---------------
                                                                                          59,516
                                                                                 ---------------
      ROAD & RAIL -- 0.6%
      Amerco, Inc.*                                                         70             2,935
      Arkansas Best Corp.                                                  110             3,706
      Celadon Group, Inc.*                                                 140             1,606
      Dollar Thrifty Automotive Group, Inc.*                                60               116
      Genesee & Wyoming, Inc. - Class A*                                    30             1,126
      Heartland Express, Inc.                                              450             6,984
      Old Dominion Freight Line, Inc.*                                      10               283
      P.A.M. Transportation Services*                                       70               767
      Quality Distribution, Inc.*                                           20                85
      Saia, Inc.*                                                           50               664
      Universal Truckload Services, Inc.*                                   10               244
      Werner Enterprises, Inc.                                              50             1,085
      YRC Worldwide, Inc.*                                                 490             5,860
                                                                                 ---------------
                                                                                          25,461
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.9%
      Aircastle, Ltd.                                                      800             7,928
      Applied Industrial Technologies, Inc.                                200             5,386
      Beacon Roofing Supply, Inc.*                                         210             3,280
      BlueLinx Holdings, Inc.                                              310             1,640
      Building Materials Holding Corp.                                     290               136
      H&E Equipment Services, Inc.*                                         40               386
      Houston Wire & Cable Co.                                              20               343
      Interline Brands, Inc.*                                              100             1,621
      Kaman Corp.                                                          100             2,848
      Lawson Products, Inc.                                                 90             2,489
      RSC Holdings, Inc.*                                                  140             1,591
      Rush Enterprises, Inc. - Class A*                                     25               320
      TAL International Group, Inc.                                        170             3,540
      Textainer Group Holdings, Ltd.                                        70             1,063

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Watsco, Inc.                                                         140   $         7,039
                                                                                 ---------------
                                                                                          39,610
                                                                                 ---------------
   TOTAL INDUSTRIALS                                                                     548,779
                                                                                 ---------------
   INFORMATION TECHNOLOGY -- 10.0%
      COMMUNICATIONS EQUIPMENT -- 1.3%
      Adtran, Inc.                                                         350             6,821
      Anaren, Inc.*                                                        100             1,015
      Arris Group, Inc.*                                                   280             2,164
      Avocent Corp.*                                                       190             3,887
      Black Box Corp.                                                      120             4,144
      Blue Coat Systems, Inc.*                                             110             1,561
      Cogo Group, Inc.*                                                     40               211
      CommScope, Inc.*                                                      10               346
      Comtech Telecommunications Corp.*                                     30             1,477
      Digi International, Inc.*                                            170             1,734
      Ditech Networks, Inc.*                                               180               214
      Emulex Corp.*                                                        330             3,521
      Harmonic, Inc.*                                                       90               761
      Harris Stratex Networks, Inc. - Class A*                              30               234
      InterDigital, Inc.*                                                  280             6,734
      Ixia*                                                                180             1,327
      Loral Space & Communications, Inc.*                                   80             1,182
      Netgear, Inc.*                                                       140             2,100
      Oplink Communications, Inc.*                                          80               966
      Orbcomm, Inc.*                                                        30               148
      Plantronics, Inc.                                                    160             3,603
      Polycom, Inc.*                                                       200             4,626
      Powerwave Technologies, Inc.*                                         70               277
      Riverbed Technology, Inc.*                                           100             1,252
      Seachange International, Inc.*                                       190             1,835
      Sonus Networks, Inc.*                                                570             1,642
      UTStarcom, Inc.*                                                     490             1,651
      Viasat, Inc.*                                                         70             1,651
                                                                                 ---------------
                                                                                          57,084
                                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 0.6%
      Avid Technology, Inc.*                                               150             3,609
      Electronics for Imaging, Inc.*                                       200             2,786
      Hutchinson Technology, Inc.*                                         110             1,274
      Hypercom Corp.*                                                      210               836
      Imation Corp.                                                        240             5,421
      Immersion Corp.*                                                     140               815
      Intermec, Inc.*                                                       30               589
      Intevac, Inc.*                                                       170             1,809
      Novatel Wireless, Inc.*                                               60               363
      Palm, Inc.                                                           570             3,403
      Prestek, Inc.*                                                       190             1,071
      Rackable Systems, Inc.*                                               80               785
      Rimage Corp.*                                                        100             1,396
      Stratasys, Inc.*                                                      40               699
      Synaptics, Inc.*                                                      90             2,720
                                                                                 ---------------
                                                                                          27,576
                                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.4%
      Agilysys, Inc.                                                       100             1,009
      Anixter International, Inc.*                                         130             7,736
      Benchmark Electronics, Inc.*                                         240             3,379
      Brightpoint, Inc.*                                                   450             3,240
      Checkpoint Systems, Inc.*                                             20               376
      Cogent, Inc.*                                                        400             4,088
      Cognex Corp.                                                         170             3,427

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Coherent, Inc.*                                                       40   $         1,422
      CPI International, Inc.*                                             100             1,448
      CTS Corp.                                                            270             3,451
      DTS, Inc.*                                                            40             1,113
      Electro Rent Corp.                                                   160             2,149
      Electro Scientific Industries, Inc.*                                  40               569
      Gerber Scientific, Inc.*                                             100               914
      Insight Enterprises, Inc.*                                           190             2,548
      Kemet Corp.*                                                         530               721
      L-1 Identity Solutions, Inc.*                                        100             1,528
      LoJack Corp.*                                                         80               535
      Maxwell Technologies, Inc.*                                           30               400
      Mercury Computer Systems, Inc.*                                      170             1,513
      Methode Electronics, Inc.                                            250             2,235
      MTS Systems Corp.                                                     80             3,368
      Multi-Fineline Electronix, Inc.*                                      20               296
      Park Electrochemical Corp.                                           140             3,394
      PC Connection, Inc.*                                                 150             1,003
      PC Mall, Inc.*                                                       120               820
      Plexus Corp.*                                                         50             1,035
      Radisys Corp.*                                                        70               602
      Rofin-Sinar Technologies, Inc.*                                       60             1,837
      SMART Modular Technologies (WWH), Inc.*                              180               540
      Synnex Corp.*                                                         50             1,117
      Technitrol, Inc.                                                     240             3,549
      TTM Technologies, Inc.*                                              110             1,091
      Universal Display Corp.*                                              30               329
      X-Rite, Inc.*                                                        100               352
      Zygo Corp.*                                                           10               126
                                                                                 ---------------
                                                                                          63,260
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 1.3%
      AsiaInfo Holdings, Inc.*                                             100               918
      Bankrate, Inc.*                                                       20               778
      DealerTrack Holdings, Inc.*                                          100             1,684
      Digital River, Inc.*                                                 110             3,564
      DivX, Inc.*                                                           20               129
      Earthlink, Inc.*                                                     510             4,335
      Imergent, Inc.                                                        90             1,008
      Infospace, Inc.                                                    1,720            18,662
      Internap Network Services Corp.*                                     330             1,148
      Interwoven, Inc.*                                                     20               282
      Ipass, Inc.*                                                         370               799
      j2 Global Communications, Inc.*                                      120             2,802
      Jupitermedia Corp.*                                                  130               151
      Liquidity Services, Inc.*                                             40               434
      LoopNet, Inc.*                                                        20               197
      Marchex, Inc.- Class B                                               100             1,029
      ModusLink Global Solutions, Inc.*                                    160             1,538
      NIC, Inc.                                                            130               897
      Openwave Systems, Inc.*                                              370               459
      Perficient, Inc.*                                                     20               133
      RealNetworks, Inc.*                                                   50               254
      SonicWALL, Inc.*                                                     170               891
      Terremark Worldwide, Inc.*                                            40               275
      The Knot, Inc.*                                                       40               334
      TheStreet.com, Inc.                                                   20               120
      Travelzoo, Inc.*                                                      30               238
      United Online, Inc.                                                  780             7,340

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      ValueClick, Inc.*                                                    270   $         2,762
      Websense, Inc.*                                                      190             4,246
                                                                                 ---------------
                                                                                          57,407
                                                                                 ---------------
      IT SERVICES -- 2.1%
      Acxiom Corp.                                                       1,060            13,292
      CACI International, Inc. - Class A*                                   90             4,509
      CIBER, Inc.*                                                         450             3,146
      CSG Systems International, Inc.*                                     430             7,538
      CyberSource Corp.*                                                    10               161
      Euronet Worldwide, Inc.*                                             130             2,175
      Gartner, Inc.*                                                       140             3,175
      Gevity HR, Inc.                                                      770             5,606
      Global Cash Access Holdings, Inc.*                                   190               961
      iGate Corp.*                                                          30               260
      infoGROUP, Inc.                                                    1,000             6,610
      Integral Systems, Inc.*                                              140             2,908
      Mantech International Corp. - Class A*                                60             3,557
      Mastech Holdings, Inc.*                                                2                15
      MAXIMUS, Inc.                                                         70             2,579
      Ness Technologies, Inc.*                                              70               803
      Online Resources Corp.*                                               40               311
      Perot Systems Corp. - Class A*                                       310             5,379
      RightNow Technologies, Inc.*                                          40               503
      SAIC, Inc.*                                                          210             4,248
      Sapient Corp.*                                                        70               520
      SRA International, Inc. - Class A*                                   110             2,489
      Syntel, Inc.                                                         210             5,145
      Teletech Holdings, Inc.*                                              90             1,120
      TNS, Inc.*                                                           140             2,712
      VeriFone Holdings, Inc.*                                             180             2,977
      Wright Express Corp.*                                                350            10,447
                                                                                 ---------------
                                                                                          93,146
                                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
      Actel Corp.*                                                         140             1,747
      Advanced Analogic Technologies, Inc.*                                 90               419
      Advanced Energy Industries, Inc.*                                     90             1,231
      Amkor Technology, Inc.*                                              100               637
      ANADIGICS, Inc.*                                                      10                28
      Atheros Communications, Inc.*                                        110             2,594
      ATMI, Inc.*                                                           20               360
      Brooks Automation, Inc.*                                             210             1,756
      Cabot Microelectronics Corp.*                                         20               642
      Cirrus Logic, Inc.*                                                  360             1,962
      Cohu, Inc.                                                           110             1,740
      Cymer, Inc.*                                                         130             3,293
      DSP Group, Inc.*                                                     360             2,754
      Entegris, Inc.*                                                      490             2,372
      Exar Corp.*                                                          180             1,379
      FEI Co.*                                                              10               238
      Formfactor, Inc.*                                                    140             2,439
      Hittite Microwave Corp.*                                              60             2,016
      Ikanos Communications, Inc.*                                         100               198
      IXYS Corp.                                                            20               182
      Kulicke & Soffa Industries, Inc.*                                    230             1,037
      LTX-Credence Corp.*                                                  116               202
      Mattson Technology, Inc.*                                            120               568
      Micrel, Inc.                                                         420             3,809

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      MKS Instruments, Inc.*                                               110   $         2,190
      Monolithic Power Systems, Inc.*                                       60             1,042
      Netlogic Microsystems, Inc.*                                          30               907
      Omnivision Technologies, Inc.*                                       310             3,537
      ON Semiconductor Corp.*                                              110               744
      PDF Solutions, Inc.*                                                  80               416
      Photronics, Inc.*                                                    340               639
      PMC-Sierra, Inc.*                                                    260             1,929
      RF Micro Devices, Inc.*                                              620             1,810
      Rudolph Technologies, Inc.*                                          130             1,089
      Semtech Corp.*                                                       160             2,234
      Sigma Designs, Inc.*                                                  80             1,138
      Silcon Storage Technology, Inc.*                                     450             1,467
      Silicon Image, Inc.*                                                 480             2,563
      Sirf Technology Holdings, Inc.*                                      450               670
      Skyworks Solutions, Inc.*                                             40               334
      Standard Microsystems Corp.*                                          30               749
      Supertex, Inc.*                                                       50             1,408
      Techwell, Inc.*                                                       50               472
      Tessera Techonologies, Inc.*                                         160             2,614
      Trident Microsystems, Inc.*                                          430             1,032
      Ultratech, Inc.*                                                      60               726
      Varian Semiconductor Equipment Associates, Inc.*                      15               377
      Veeco Instruments, Inc.*                                              20               296
      Zoran Corp.*                                                         250             2,040
                                                                                 ---------------
                                                                                          66,026
                                                                                 ---------------
      SOFTWARE -- 1.8%
      Access Integrated Technologies, Inc. - Class A*                      110               157
      ACI Worldwide, Inc.*                                                 200             3,504
      Actuate Corp.*                                                        80               280
      American Software, Inc. - Class A                                    290             1,580
      Blackbaud, Inc.                                                       90             1,660
      Blackboard, Inc.*                                                     40             1,612
      Bottomline Technologies, Inc.*                                        60               624
      Concur Technologies, Inc.*                                            10               383
      Epicor Software Corp.*                                               290             2,288
      EPIQ Systems, Inc.*                                                   90             1,224
      Fair Isaac & Co., Inc.                                               400             9,220
      FalconStor Software, Inc.*                                            10                54
      Informatica Corp.*                                                    20               260
      Jack Henry & Associates, Inc.                                        200             4,066
      Kenexa Corp.*                                                         40               632
      Lawson Software, Inc.*                                                90               630
      Macrovision Solutions Corp.*                                         320             4,922
      Magma Design Automation, Inc.*                                       100               402
      Manhattan Associates, Inc.*                                           30               670
      Mentor Graphics Corp.*                                                60               681
      MICROS Systems, Inc.*                                                 90             2,399
      MicroStrategy, Inc. - Class A*                                        60             3,572
      Midway Games, Inc.*                                                  160               379
      Net 1 UEPS Technologies, Inc.*                                        40               893
      Parametric Technology Corp.*                                         230             4,232
      Pegasystems, Inc.                                                     50               645
      PROS Holdings, Inc.*                                                 170             1,596
      Quality Systems, Inc.                                                100             4,226
      Quest Software, Inc.*                                                330             4,188
      Radiant Systems, Inc.*                                                10                87
      Renaissance Learning, Inc.                                           250             3,247
      Secure Computing Corp.*                                              330             1,808

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      Smith Micro Software, Inc.*                                          110   $           781
      Sonic Solutions, Inc.*                                               120               528
      SPSS, Inc.*                                                           50             1,468
      Sybase, Inc.*                                                        259             7,931
      Symvx Technologies, Inc.*                                             70               694
      Synchronoss Technologies, Inc.*                                      160             1,506
      Taleo Corp. - Class A*                                                20               398
      THQ, Inc.*                                                            90             1,084
      TIBCO Software, Inc.*                                                140             1,025
      Unica Corp.*                                                         170             1,333
      Vasco Data Security International, Inc.*                             140             1,450
      Wind River Systems, Inc.*                                            110             1,100
                                                                                 ---------------
                                                                                          81,419
                                                                                 ---------------
   TOTAL INFORMATION TECHNOLOGY                                                          445,918
                                                                                 ---------------
   MATERIALS -- 4.0%
      CHEMICALS -- 2.0%
      A. Schulman, Inc.                                                    100             1,978
      American Vanguard Corp.                                               10               151
      Arch Chemicals, Inc.                                                  70             2,471
      Calgon Carbon Corp.*                                                  60             1,222
      Ferro Corp.                                                          270             5,427
      Gentek, Inc.*                                                        320             8,227
      Georgia Gulf Corp.                                                   220               550
      H.B. Fuller Co.                                                      280             5,844
      Innospec, Inc.                                                       100             1,206
      Koppers Holdings, Inc.                                                40             1,496
      Kronos Worldwide, Inc.                                                60               795
      Landec Corp.*                                                        190             1,556
      NewMarket Corp.                                                       40             2,102
      NL Industries, Inc.                                                  390             4,005
      Olin Corp.                                                           370             7,178
      OM Group, Inc.*                                                      830            18,675
      Penford Corp.                                                        110             1,946
      PolyOne Corp.*                                                       120               774
      Quaker Chemical Corp.                                                 40             1,138
      Rockwood Holdings, Inc.*                                             120             3,079
      Sensient Technologies Corp.                                          150             4,220
      ShengdaTech, Inc.*                                                    10                70
      Spartech Corp.                                                       540             5,346
      Stepan Co.                                                            20             1,091
      Tronox,  Inc. - Class B                                              260                27
      Valhi, Inc.                                                           70             1,260
      W.R. Grace & Co.*                                                     40               605
      Westlake Chemical Corp.                                              350             7,361
      Zoltek Cos., Inc.*                                                    10               171
                                                                                 ---------------
                                                                                          89,971
                                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.2%
      Headwaters, Inc.*                                                    380             5,073
      Texas Industries, Inc.                                                40             1,635
      US Concrete, Inc.*                                                   260             1,162
                                                                                 ---------------
                                                                                           7,870
                                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.4%
      AEP Industries, Inc.*                                                110             2,200
      BWAY Holding Co.*                                                    160             1,877
      Chesapeake Corp.*                                                    640               429
      Myers Industries, Inc.                                               370             4,666
      Rock-Tenn Co. - Class A                                              170             6,796
      Silgan Holdings, Inc.                                                 80             4,087
                                                                                 ---------------
                                                                                          20,055
                                                                                 ---------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                    SHARES            VALUE
                                                               ---------------   ---------------

      METALS & MINING -- 0.7%
      A.M. Castle & Co.                                                     50   $           864
      AMCOL International Corp.                                             40             1,251
      Apex Silver Mines, Ltd.*                                              70               120
      Brush Engineered Materials, Inc.*                                     20               371
      Coeur d'Alene Mines Corp.*                                           220               337
      Compass Minerals International, Inc.                                  70             3,667
      Hecla Mining Co.*                                                     70               328
      Horsehead Holding Corp.*                                             120               708
      Kaiser Aluminum Corp.                                                340            14,603
      Olympic Steel, Inc.                                                   40             1,180
      Royal Gold, Inc.                                                      20               719
      RTI International Metals, Inc.*                                       40               782
      Stillwater Mining Co.*                                                20               116
      Worthington Industries, Inc.                                         530             7,918
                                                                                 ---------------
                                                                                          32,964
                                                                                 ---------------
      PAPER & FOREST PRODUCTS -- 0.7%
      AbitibiBowater, Inc.*                                                778             3,011
      Buckeye Technologies, Inc.*                                          190             1,556
      Louisiana-Pacific Corp.                                            1,710            15,903
      Mercer International, Inc.*                                           50               183
      Neenah Paper, Inc.                                                   110             2,178
      Schweitzer-Mauduit International, Inc.                               120             2,279
      Wausau Paper Corp.                                                   500             5,065
                                                                                 ---------------
                                                                                          30,175
                                                                                 ---------------
   TOTAL MATERIALS                                                                       181,035
                                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 1.9%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
      Alaska Communications Systems Group, Inc.                            220             2,691
      Atlantic Tele-Network, Inc.                                           50             1,400
      Cbeyond, Inc.*                                                        20               288
      Cincinnati Bell, Inc.*                                             1,980             6,118
      Cogent Communications Group, Inc.*                                    60               463
      Consolidated Communications Holdings, Inc.                           340             5,127
      Fairpoint Communications, Inc.                                     1,770            15,346
      General Communication, Inc. - Class A*                               180             1,667
      Global Crossing, Ltd.*                                               210             3,184
      Hungarian Telephone & Cable Corp.*                                    10               199
      Iowa Telecommunications Services, Inc.                               380             7,098
      NTELOS Holdings Corp.                                                 50             1,344
      PAETEC Holdings Corp.*                                               260               559
      Premiere Global Services, Inc.*                                      170             2,390
      Shenandoah Telecommunication Co.                                      80             1,766
      SureWest Communications                                              140             1,428
                                                                                 ---------------
                                                                                          51,068
                                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
      Centennial Communications Corp.*                                   2,300            14,352
      iPCS, Inc.*                                                          200             4,454
      Syniverse Holdings, Inc.*                                            140             2,326

                                                                    SHARES            VALUE
                                                               ---------------   ---------------
      USA Mobility, Inc.*                                                1,170   $        12,870
                                                                                 ---------------
                                                                                          34,002
                                                                                 ---------------
   TOTAL TELECOMMUNICATION SERVICES                                                       85,070
                                                                                 ---------------
   UTILITIES -- 3.5%
      ELECTRIC UTILITIES -- 1.6%
      ALLETE, Inc.                                                         190             8,455
      Central Vermont Public Service Corp.                                 120             2,813
      Cleco Corp.                                                          230             5,808
      El Paso Electric Co.*                                                 30               630
      Idacorp, Inc.                                                        290             8,436
      ITC Holdings Corp.                                                    70             3,624
      MGE Energy, Inc.                                                      40             1,422
      Portland General Electric Co.                                        290             6,861
      The Empire District Electric Co.                                     290             6,191
      UIL Holdings Corp.                                                   190             6,523
      Unisource Energy Corp.                                               160             4,670
      Westar Energy, Inc.                                                  670            15,437
                                                                                 ---------------
                                                                                          70,870
                                                                                 ---------------
      GAS UTILITIES -- 1.0%
      Chesapeake Utilities Corp.                                            40             1,328
      New Jersey Resources Corp.                                           165             5,922
      Nicor, Inc.                                                          270            11,975
      Northwest Natural Gas Co.                                             50             2,600
      Piedmont Natural Gas Co.                                             310             9,908
      South Jersey Industries, Inc.                                         10               357
      Southwest Gas Corp.                                                  160             4,842
      The Laclede Group, Inc.                                               70             3,394
      WGL Holdings, Inc.                                                   140             4,543
                                                                                 ---------------
                                                                                          44,869
                                                                                 ---------------
      MULTI-UTILITIES -- 0.7%
      Avista Corp.                                                          40               868
      Black Hills Corp.                                                    220             6,835
      CH Energy Group, Inc.                                                170             7,407
      NorthWestern Corp.                                                   270             6,785
      PNM Resources, Inc.                                                  810             8,295
                                                                                 ---------------
                                                                                          30,190
                                                                                 ---------------
      WATER UTILITIES -- 0.2%
      American States Water Co.                                             40             1,540
      California Water Service Group                                        80             3,080
      Consolidated Water Co., Inc.                                          70             1,191
      SJW Corp.                                                             60             1,798
      Southwest Water Co.                                                   90             1,148
                                                                                 ---------------
                                                                                           8,757
                                                                                 ---------------
   TOTAL UTILITIES                                                                       154,686
                                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $5,220,788)                                                                4,478,731
                                                                                 ---------------
SHORT-TERM INVESTMENTS -- 0.2%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                            3,814             3,814
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                            3,813             3,813
                                                                                 ---------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $7,627)                                                                        7,627
                                                                                 ---------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.5%
   (Cost $5,228,415)+                                                            $     4,486,358
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%                                          (20,701)
                                                                                 ---------------
NET ASSETS -- 100.0%                                                             $     4,465,657
                                                                                 ===============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $5,327,399. At September 30, 2008, net unrealized depreciation was $841,041. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $214,204 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,055,245.


Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:


---------------------------------------------------------------------------------------------------
                                                         INVESTMENTS                OTHER FINANCIAL
               VALUATION INPUTS                         IN SECURITIES                 INSTRUMENTS*
---------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                    $4,486,358                     $ --
---------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                       --
---------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                       --
---------------------------------------------------------------------------------------------------
TOTAL                                                      $4,486,358                     $ --
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and September 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.




                                        15


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       November 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       November 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date                       November 25, 2008
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* Print the name and title of each signing officer under his or her signature.